UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21265

PowerShares Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

H. Bruce Bond 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	April 30, 2007

Date of reporting period:	January 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.         Schedule of Investments.

The schedules of investments for the three-month period ended January 31, 2007 is set forth below.

Schedule of Investments
PowerShares Dynamic Market Portfolio
January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—12.5%
49,637	Abercrombie & Fitch Co., Class A	$3,948,127
110,432	American Eagle Outfitters, Inc.	3,575,788
151,643	Asbury Automotive Group, Inc.	3,709,188
118,883	Charlotte Russe Holding, Inc.*	3,631,876
64,323	Deckers Outdoor Corp.*	3,750,674
128,769	Hasbro, Inc.	3,657,040
49,770	ITT Educational Services, Inc.*	3,862,152
712,342	Newell Rubbermaid, Inc.	21,042,583
73,310	Snap-On, Inc.	3,534,275
171,144	Tempur-Pedic International, Inc.	4,073,227
723,964	TJX (The) Cos., Inc.	21,407,616
267,291	VF Corp.	20,279,368
123,234	Wolverine World Wide, Inc.	3,791,910
323,445	Yum! Brands, Inc.	19,409,934
		119,673,758
	Consumer Staples—9.5%
636,243	Anheuser-Busch Cos., Inc.	32,429,305
94,824	H.J. Heinz Co.	4,468,107
88,633	J.M. Smucker (The) Co.	4,209,181
119,944	NBTY, Inc.*	6,219,096
472,336	PepsiCo, Inc.	30,815,201
255,870	Sara Lee Corp.	4,388,171
88,002	USANA Health Sciences, Inc.*	4,671,146
74,554	UST, Inc.	4,282,382
		91,482,589
	Energy—9.2%
416,522	Exxon Mobil Corp.	30,864,281
487,204	Global Industries Ltd.*	6,562,638
125,054	Holly Corp.	6,589,095
330,242	Marathon Oil Corp.	29,834,062
145,695	Plains Exploration & Production Co.*	7,028,327
68,871	SEACOR Holdings, Inc.*	6,971,811
		87,850,214
	Financials—20.2%
382,420	ACE Ltd. (Cayman Islands)	22,096,228
112,717	Advanta Corp., Class B	5,231,196
497,292	AFLAC, Inc.	23,676,071
136,573	American Financial Group, Inc.	4,823,758
85,944	Assurant, Inc.	4,776,768
423,749	Chubb (The) Corp.	22,051,898
229,996	CNA Surety Corp.*	4,887,415

156,508	Commerce Group (The), Inc.	$4,723,411
116,273	Delphi Financial Group, Inc., Class A	4,585,807
91,568	First Marblehead (The) Corp.	4,981,299
130,042	Harleysville Group, Inc.	4,421,428
379,262	MetLife, Inc.	23,559,755
89,512	Nationwide Financial Services, Inc., Class A	4,891,831
103,230	Philadelphia Consolidated Holding Co.*	4,651,544
382,819	Principal Financial Group, Inc.	23,585,479
76,680	Safeco Corp.	4,908,287
430,961	St. Paul Travelers (The) Cos., Inc.	21,914,367
131,709	W.R. Berkley Corp.	4,358,251
		194,124,793
	Health Care—12.6%
90,547	AMERIGROUP Corp.*	3,283,234
444,389	Baxter International, Inc.	22,068,357
158,239	CIGNA Corp.	20,950,844
68,438	Edwards Lifesciences Corp.*	3,501,288
157,687	Healthspring, Inc.*	3,101,703
36,318	IDEXX Laboratories, Inc.*	3,116,448
299,632	Johnson & Johnson	20,015,418
87,533	Kinetic Concepts, Inc.*	4,305,748
71,031	Magellan Health Services, Inc.*	2,898,775
733,761	Pfizer, Inc.	19,253,889
93,690	Sierra Health Services, Inc.*	3,766,338
97,464	VCA Antech, Inc.*	3,276,740
234,727	ViroPharma, Inc.*	3,997,401
60,928	Waters Corp.*	3,454,008
48,226	WellCare Health Plans, Inc.*	3,736,550
		120,726,741
	Industrials—11.0%
68,511	Acuity Brands, Inc.	3,974,323
93,808	Belden CDT, Inc.	4,057,196
86,142	Clean Harbors, Inc.*	4,620,657
82,023	Continental Airlines, Inc., Class B*	3,403,134
77,657	Con-way, Inc.	3,862,659
161,204	Ennis, Inc.	4,060,729
606,605	Equifax, Inc.	25,192,306
99,900	Gardner Denver, Inc.*	3,851,145
157,855	Korn/Ferry International*	3,769,577
259,269	Lockheed Martin Corp.	25,198,355
455,287	Raytheon Co.	23,629,395
		105,619,476
	Information Technology—15.1%
740,085	Atmel Corp.*	4,425,708
55,434	CDW Corp.	3,557,200
121,690	CommScope, Inc.*	3,931,804
158,333	Convergys Corp.*	4,122,991
171,923	Covansys Corp.*	3,880,302
72,462	Factset Research Systems, Inc.	4,208,593
383,194	Fiserv, Inc.*	20,144,509

181,391	Global Imaging Systems, Inc.*	$3,491,777
504,178	Hewlett-Packard Co.	21,820,823
213,658	International Business Machines Corp.	21,184,190
290,452	Lexmark International, Inc., Class A*	18,307,190
108,198	ManTech International Corp., Class A*	3,691,716
49,272	Mettler Toledo International, Inc.*	4,079,722
219,395	Sykes Enterprises, Inc.*	3,205,361
152,907	Total System Services, Inc.	4,724,826
1,200,078	Xerox Corp.*	20,641,342
		145,418,054
	Materials—3.1%
371,034	Nucor Corp.	23,946,535
90,439	Pactiv Corp.*	2,933,841
84,006	Sonoco Products Co.	3,234,231
		30,114,607
	Telecommunication Services—3.4%
182,096	ALLTEL Corp.	11,160,664
316,765	AT&T, Inc.	11,919,866
71,214	CenturyTel, Inc.	3,193,236
210,446	Citizens Communications Co.	3,085,138
55,789	Telephone & Data Systems, Inc.	3,121,395
		32,480,299
	Utilities—3.4%
120,471	ONEOK, Inc.	5,169,411
417,415	TXU Corp.	22,573,803
117,038	UIL Holdings Corp.	4,542,245
		32,285,459
	Total Investments
	(Cost $898,429,254)(a)—100.0%	959,775,990
	Liabilities in excess of other assets—(0.0%)	(85,894)
	Net Assets—100.0%	$959,690,096

*Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $61,346,736 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of  $71,147,255 and aggregate gross unrealized depreciation of $9,800,519.

COUNTRY BREAKDOWN
January 31, 2007 (Unaudited)

	Value	Net Assets
United States	$937,679,762	97.7%
Cayman Islands	22,096,228	2.3
Total investments	959,775,990	100.0
Liabilities in excess of other assets	(85,894)	(0.0)
Net Assets	$959,690,096	100.0%

Schedule of Investments

PowerShares Dynamic OTC Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—14.4%
32,266	Ambassadors Group, Inc.	$904,416
135,538	American Eagle Outfitters, Inc.	4,388,721
26,491	Bob Evans Farms, Inc.	899,899
64,236	Charming Shoppes, Inc.*	842,776
16,916	Deckers Outdoor Corp.*	986,372
138,789	Dollar Tree Stores, Inc.*	4,366,302
21,499	Gymboree (The) Corp.*	930,692
17,358	International Speedway Corp., Class A	906,608
24,346	Sears Holdings Corp.*	4,300,721
167,664	Staples, Inc.	4,312,318
25,444	Steven Madden Ltd.*	756,196
142,935	Tivo, Inc.*	764,702
		24,359,723
	Consumer Staples—2.0%
41,516	Costco Wholesale Corp.	2,332,368
19,919	USANA Health Sciences, Inc.*	1,057,301
		3,389,669
	Energy—1.1%
102,217	Global Industries Ltd.*	1,376,863
15,546	Gulfmark Offshore, Inc.*	561,366
		1,938,229
	Financials—10.6%
16,348	1st Source Corp.	471,967
12,852	Advanta Corp., Class B	596,461
13,432	American Physicians Capital, Inc.*	519,818
44,844	Arch Capital Group Ltd. (Bermuda)*	2,896,474
15,921	Argonaut Group, Inc.*	533,990
13,537	City Holding Co.	542,834
14,823	Harleysville Group, Inc.	503,982
11,835	Midland (The) Co.	544,173
20,743	National Interstate Corp.	558,609
68,658	Philadelphia Consolidated Holding Co.*	3,093,729
17,482	Renasant Corp.	496,314
50,995	Safeco Corp.	3,264,190
10,063	Safety Insurance Group, Inc.	491,477
71,335	T. Rowe Price Group, Inc.	3,423,368
		17,937,386
	Health Care—13.9%
75,882	Biogen Idec, Inc.*	3,668,136

15,213	Biosite, Inc.*	$819,676
20,287	Corvel Corp.*	956,126
58,333	Express Scripts, Inc.*	4,055,310
46,162	IDEXX Laboratories, Inc.*	3,961,161
28,289	Immucor, Inc.*	892,235
17,200	Magellan Health Services, Inc.*	701,932
30,020	MedCath Corp.*	859,773
29,841	Meridian Bioscience, Inc.	884,786
33,091	Noven Pharmaceuticals, Inc.*	905,370
31,884	Sciele Pharma, Inc.*	757,245
123,890	VCA Antech, Inc.*	4,165,182
56,836	ViroPharma, Inc.*	967,917
		23,594,849
	Industrials—5.6%
12,746	Clean Harbors, Inc.*	683,695
107,925	Copart, Inc.*	3,177,312
10,569	CRA International, Inc.*	569,880
18,719	Hub Group, Inc., Class A*	558,949
49,455	PACCAR, Inc.	3,307,057
31,717	Republic Airways Holdings, Inc.*	606,429
19,946	Swift Transportation Co., Inc.*	608,752
		9,512,074
	Information Technology—50.3%
31,430	Acxiom Corp.	713,461
45,211	Advanced Energy Industries, Inc.*	783,507
75,588	Amkor Technology, Inc.*	795,942
30,461	Ansoft Corp.*	851,080
983,238	Atmel Corp.*	5,879,762
371,367	BEA Systems, Inc.*	4,578,955
84,233	Brocade Communications Systems, Inc.*	722,719
277,528	Cadence Design System, Inc.*	5,245,279
77,540	C-COR, Inc.*	1,061,523
73,651	CDW Corp.	4,726,185
192,323	Cisco Systems, Inc.*	5,113,869
64,762	Cognizant Technology Solutions Corp., Class A*	5,523,551
34,545	Covansys Corp.*	779,681
28,317	CSG Systems International, Inc.*	710,190
19,265	Diodes, Inc.*	706,448
99,172	Fiserv, Inc.*	5,213,472
26,130	Forrester Research, Inc.*	735,821
36,451	Global Imaging Systems, Inc.*	701,682
20,914	Hyperion Solutions Corp.*	882,989
302,401	Integrated Device Technology, Inc.*	4,575,327
23,903	Interdigital Communications Corp.*	829,195
35,092	Inter-Tel, Inc.	794,132
59,380	Interwoven, Inc.*	932,266
27,279	j2 Global Communications, Inc.*	722,348
24,700	Littelfuse, Inc.*	775,333
26,903	Manhattan Associates, Inc.*	755,167
21,745	ManTech International Corp., Class A*	741,939
15,006	MICROS Systems, Inc.*	844,838
6,196	MicroStrategy, Inc., Class A*	752,318

19,756	MTS Systems Corp.	$844,964
43,914	NetRatings, Inc.*	797,039
157,281	Novellus Systems, Inc.*	4,848,973
139,587	NVIDIA Corp.*	4,278,342
263,366	Oracle Corp.*	4,519,361
39,801	Parametric Technology Corp.*	788,856
227,702	QLogic Corp.*	4,166,947
66,335	RealNetworks, Inc.*	707,794
13,010	Rofin-Sinar Technologies, Inc.*	851,244
22,450	SI International, Inc.*	647,683
66,510	SMART Modular Technologies (WWH), Inc. (Cayman Islands)*	826,054
30,981	Sohu.com, Inc.*	832,150
44,086	Sykes Enterprises, Inc.*	644,096
27,549	Syntel, Inc.	905,811
84,138	TIBCO Software, Inc.*	780,801
23,644	Travelzoo, Inc.*	722,561
18,991	Varian Semiconductor Equipment Associates, Inc.*	781,480
		85,393,135
	Materials—0.7%
6,138	AEP Industries, Inc.*	286,215
22,929	Steel Dynamics, Inc.	899,046
		1,185,261
	Telecommunication Services—1.3%
277,992	Level 3 Communications, Inc.*	1,726,330
24,457	USA Mobility, Inc.*	496,477
		2,222,807
	Total Investments
	(Cost $159,596,282)(a)—99.9%	169,533,133
	Other assets less liabilities—0.1%	166,748
	Net Assets—100.0%	$169,699,881

*Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $9,936,851 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $14,689,009 and aggregate gross unrealized depreciation of $4,752,158.

COUNTRY BREAKDOWN
January 31, 2007 (Unaudited)

	Value	Net Assets
United States	$165,810,605	97.7%
Bermuda	2,896,474	1.7
Cayman Islands	826,054	0.5
Total investments	169,533,133	99.9
Other assets less liabilities	166,748	0.1
Net Assets	$169,699,881	100.0%

Schedule of Investments

PowerShares Dynamic MagniQuant Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—13.5%
4,112	Abercrombie & Fitch Co., Class A	$327,067
9,147	American Eagle Outfitters, Inc.	296,180
12,561	Asbury Automotive Group, Inc.	307,242
8,343	Bob Evans Farms, Inc.	283,412
9,848	Charlotte Russe Holding, Inc.*	300,856
5,328	Deckers Outdoor Corp.*	310,676
3,869	Harley-Davidson, Inc.	264,137
10,666	Hasbro, Inc.	302,914
4,123	ITT Educational Services, Inc.*	319,945
3,588	J. C. Penney Co., Inc.	291,489
6,241	Marriott International, Inc., Class A	300,442
12,660	Mattel, Inc.	308,398
4,424	McGraw-Hill (The) Cos, Inc.	296,762
10,116	Newell Rubbermaid, Inc.	298,827
5,798	Nordstrom, Inc.	323,006
2,821	Omnicom Group, Inc.	296,769
3,755	Polo Ralph Lauren Corp.	308,098
4,640	Sherwin-Williams (The) Co.	320,624
6,073	Snap-On, Inc.	292,779
11,316	Staples, Inc.	291,048
4,434	Starwood Hotels & Resorts Worldwide, Inc.	277,480
14,177	Tempur-Pedic International, Inc.	337,412
10,281	TJX Cos, Inc.	304,009
3,796	VF Corp.	288,003
10,790	Warner Music Group Corp.	231,338
10,208	Wolverine World Wide, Inc.	314,100
4,593	Yum! Brands, Inc.	275,626
		8,068,639
	Consumer Staples—6.4%
6,264	Anheuser-Busch Cos., Inc.	319,276
7,731	Campbell Soup Co.	297,489
6,179	Coca-Cola (The) Co.	295,851
5,118	General Mills, Inc.	292,954
6,535	H.J. Heinz Co.	307,929
9,922	Ingles Markets, Inc., Class A	363,344
6,109	JM Smucker (The) Co.	290,116
8,267	NBTY, Inc.*	428,645
4,651	PepsiCo, Inc.	303,431
17,635	Sara Lee Corp.	302,440
6,065	USANA Health Sciences, Inc.*	321,930
5,139	UST, Inc.	295,184
		3,818,589

	Energy—4.9%
4,211	Chevron Corp.	$306,898
4,005	Exxon Mobil Corp.	296,770
21,864	Global Industries Ltd.*	294,508
7,760	GulfMark Offshore, Inc.*	280,214
8,978	Halliburton Co.	265,210
5,612	Holly Corp.	295,696
3,176	Marathon Oil Corp.	286,920
6,538	Plains Exploration & Production Co.*	315,393
3,091	SEACOR Holdings, Inc.*	312,902
5,542	Valero Energy Corp.	300,820
		2,955,331
	Financials—26.8%
5,031	ACE Ltd. (Cayman Islands)	290,691
6,921	Advanta Corp., Class B	321,204
6,543	AFLAC, Inc.	311,512
4,857	AG Edwards, Inc.	321,582
4,840	American Express Co.	281,785
8,386	American Financial Group, Inc.	296,194
4,140	Arch Capital Group Ltd. (Bermuda)*	267,403
8,572	Argonaut Group, Inc.*	287,505
5,277	Assurant, Inc.	293,296
11,142	BancorpSouth, Inc.	282,227
5,314	Bank of America Corp.	279,410
8,890	CB Richard Ellis Group, Inc., Class A*	334,352
5,575	Chubb Corp.	290,123
7,292	City Holding Co.	292,409
14,121	CNA Surety Corp.*	300,071
9,609	Commerce Group, Inc.	290,000
7,139	Delphi Financial Group, Inc., Class A	281,562
7,641	FBL Financial Group, Inc., Class A	296,547
5,622	First Marblehead (The) Corp.	305,837
2,692	Franklin Resources, Inc.	320,644
8,727	Genworth Financial, Inc., Class A	304,572
6,097	Hanover Insurance (The) Group, Inc.	292,961
7,984	Harleysville Group, Inc.	271,456
3,345	Hartford Financial Services Group (The), Inc.	317,474
9,606	HCC Insurance Holdings, Inc.	299,995
14,510	Horace Mann Educators Corp.	287,733
3,112	Jones Lang LaSalle, Inc.	325,203
6,133	JPMorgan Chase & Co.	312,354
4,484	Lincoln National Corp.	301,056
7,237	Loews Corp.	314,520
648	Markel Corp.*	314,345
7,150	Mellon Financial Corp.	305,591
4,990	MetLife, Inc.	309,979
6,372	Midland (The) Co.	292,985
4,158	Moody’s Corp.	297,546
5,496	Nationwide Financial Services, Class A	300,356
6,286	Navigators Group, Inc.*	300,408
7,625	Odyssey Re Holdings Corp.	300,806
4,124	PartnerRe Ltd. (Bermuda)	280,432
6,338	Philadelphia Consolidated Holding Co.*	285,590
5,037	Principal Financial Group, Inc.	310,330

12,654	Progressive (The) Corp.	$293,446
5,205	Reinsurance Group of America, Inc.	302,671
5,057	RLI Corp.	279,854
4,708	Safeco Corp.	301,359
5,419	Safety Insurance Group, Inc.	264,664
5,670	St. Paul Travelers (The) Cos., Inc.	288,320
9,742	Synovus Financial Corp.	311,062
6,586	T. Rowe Price Group, Inc.	316,062
4,584	Torchmark Corp.	297,914
11,747	United America Indemnity Ltd., Class A (Cayman Islands)*	283,338
5,896	Unitrin, Inc.	301,934
8,150	Wells Fargo & Co.	292,748
8,087	W.R. Berkley Corp.	267,599
		16,071,017
	Health Care—8.6%
6,993	Aetna, Inc.	294,825
6,530	Baxter International, Inc.	324,280
4,082	Becton, Dickinson & Co.	314,069
2,325	CIGNA Corp.	307,830
6,322	Coventry Health Care, Inc.*	325,899
5,379	Eli Lilly & Co.	291,111
5,863	Forest Laboratories, Inc.*	328,973
5,506	Humana, Inc.*	305,583
4,403	Johnson & Johnson	294,120
8,253	Kinetic Concepts, Inc.*	405,964
6,017	McKesson Corp.	335,448
6,562	Merck & Co, Inc.	293,650
10,782	Pfizer, Inc.	282,920
8,834	Sierra Health Services, Inc.*	355,127
4,547	WellCare Health Plans, Inc.*	352,302
4,004	WellPoint, Inc.*	313,834
		5,125,935
	Industrials—19.1%
5,336	Acuity Brands, Inc.	309,541
4,267	Avery Dennison Corp.	291,692
7,306	Belden CDT, Inc.	315,985
14,039	Cenveo, Inc.*	328,231
6,710	Clean Harbors, Inc.*	359,924
6,388	Continental Airlines, Inc. Class B*	265,038
6,049	Con-way, Inc.	300,877
3,109	Cooper Industries Ltd., Class A (Bermuda)	284,132
5,566	CRA International, Inc.*	300,119
7,385	Crane Co.	286,759
2,335	Cummins, Inc.	314,198
6,515	Emerson Electric Co.	292,980
12,556	Ennis, Inc.	316,286
7,593	Equifax, Inc.	315,337
7,781	Gardner Denver, Inc.*	299,958
3,936	General Dynamics Corp.	307,598
5,651	Granite Construction, Inc.	302,668
12,295	Korn/Ferry International*	293,605
14,952	Labor Ready, Inc.*	280,799

3,246	Lockheed Martin Corp.	$315,479
4,921	Manitowoc (The) Co., Inc.	255,203
3,955	Manpower, Inc.	288,438
5,736	McDermott International, Inc. (Panama)*	296,207
4,389	Northrop Grumman Corp.	311,355
4,464	PACCAR, Inc.	298,508
3,825	Precision Castparts Corp.	340,004
5,699	Raytheon Co.	295,778
16,700	Republic Airways Holdings, Inc.*	319,304
6,894	Republic Services, Inc.	298,166
7,430	Robert Half International, Inc.	302,401
4,796	Rockwell Collins, Inc.	327,135
10,500	Swift Transportation Co., Inc.*	320,460
4,436	Teleflex, Inc.	296,236
5,489	Thomas & Betts Corp.*	262,868
4,393	United Technologies Corp.	298,812
7,688	Waste Management, Inc.	291,990
6,262	Watson Wyatt Worldwide, Inc., Class A	277,344
3,955	W.W. Grainger, Inc.	307,106
		11,468,521
	Information Technology—10.6%
11,671	Acxiom Corp.	264,932
55,222	Atmel Corp.*	330,227
8,940	BMC Software, Inc.*	307,447
31,274	Brocade Communications Systems, Inc.*	268,331
4,136	CDW Corp.	265,407
9,080	CommScope, Inc.*	293,375
11,814	Convergys Corp.*	307,637
12,828	Covansys Corp.*	289,528
5,407	Factset Research Systems, Inc.	314,038
5,570	Fiserv, Inc.*	292,815
13,535	Global Imaging Systems, Inc.*	260,549
7,328	Hewlett-Packard Co.	317,155
3,106	International Business Machines Corp.	307,960
4,222	Lexmark International, Inc., Class A*	266,113
8,073	ManTech International Corp., Class A*	275,451
3,676	Mettler Toledo International, Inc.*	304,373
8,834	Novellus Systems, Inc.*	272,352
8,769	Park Electrochemical Corp.	234,045
12,015	Sybase, Inc.*	311,068
16,370	Sykes Enterprises, Inc.*	239,166
11,409	Total System Services, Inc.	352,537
17,444	Xerox Corp.*	300,037
		6,374,543
	Materials—7.7%
8,527	Bemis Co., Inc.	289,151
13,466	Celanese Corp., Class A	353,482
2,883	Greif, Inc., Class A	329,556
6,080	International Flavors & Fragrances, Inc.	294,758
5,984	Lubrizol Corp.	308,296
7,963	Metal Management, Inc.	326,802
4,928	Nucor Corp.	318,053

8,408	Pactiv Corp.*	$272,756
2,369	Phelps Dodge Corp.	292,808
4,563	Praxair, Inc.	287,743
4,801	Sealed Air Corp.	316,386
7,810	Sonoco Products Co.	300,685
9,667	Spartech Corp.	270,869
8,834	Steel Dynamics, Inc.	346,381
3,852	United States Steel Corp.	321,603
		4,629,329
	Telecommunication Services—0.5%
5,470	Telephone & Data Systems, Inc.	306,047

	Utilities—1.9%
6,296	Edison International	283,194
6,906	ONEOK, Inc.	296,337
5,128	TXU Corp.	277,322
6,710	UIL Holdings Corp.	260,415
		1,117,268
	Total Investments
	(Cost $57,149,557)(a)—100.0%	59,935,219
	Liabilities in excess of other assets—(0.0%)	(1,752)
	Net Assets—100.0%	$59,933,467

*Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $2,785,662 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $3,319,074 and aggregate gross unrealized depreciation of $533,412.

COUNTRY BREAKDOWN
January 31, 2007 (Unaudited)

	Value	Net Assets
United States	$58,233,016	97.2%
Bermuda	831,967	1.4
Cayman Islands	574,029	0.9
Panama	296,207	0.5
Total investments	59,935,219	100.0
Liabilities in excess of other assets	(1,752)	(0.0)
Net Assets	$59,933,467	100.0%

Schedule of Investments

PowerShares Dynamic Aggressive Growth Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Consumer Discretionary—17.6%
3,246	CarMax, Inc.*	$186,419
5,946	Clear Channel Outdoor Holdings, Inc., Class A*	171,958
3,492	Coach, Inc.*	160,143
5,730	DeVry, Inc.	161,357
6,624	DIRECTV (The) Group, Inc.*	161,559
4,410	DSW, Inc., Class A*	176,797
2,352	Guess?, Inc.*	169,603
3,492	Gymboree (The) Corp.*	151,169
1,398	Harman International Industries, Inc.	132,209
2,124	ITT Educational Services, Inc.*	164,822
2,106	Kohl’s Corp.*	149,336
2,244	Nutri/System, Inc.*	98,848
4,452	Pinnacle Entertainment, Inc.*	153,728
6,996	Select Comfort Corp.*	129,006
4,134	Steven Madden Ltd.*	122,862
7,902	Triarc Cos., Inc., Class B	154,484
3,594	Tween Brands, Inc.*	122,879
5,562	Warner Music Group Corp.	119,249
		2,686,428
	Consumer Staples—1.1%
3,126	USANA Health Sciences, Inc.*	165,928

	Energy—3.8%
3,684	Dril-Quip, Inc.*	137,045
4,362	NATCO Group, Inc., Class A*	151,623
2,286	Schlumberger Ltd. (Netherlands)	145,138
4,890	Superior Energy Services, Inc.*	148,265
		582,071
	Financials—10.0%
5,106	Brown & Brown, Inc.	144,602
7,872	Charles Schwab (The) Corp.	148,938
270	Chicago Mercantile Exchange Holdings, Inc., Class A	152,091
3,948	Cohen & Steers, Inc.	192,464
2,898	First Marblehead (The) Corp.	157,651
2,502	GFI Group, Inc.*	160,078
2,142	Moody’s Corp.	153,282
3,582	PrivateBancorp, Inc.	133,931
2,544	SEI Investments Co.	158,568
9,702	TradeStation Group, Inc.*	123,798
		1,525,403

	Health Care—16.7%
4,404	AMERIGROUP Corp.*	$159,689
1,998	Cephalon, Inc.*	144,675
2,808	DaVita, Inc.*	153,317
16,932	Exelixis, Inc.*	165,934
2,904	Henry Schein, Inc.*	147,436
2,838	Humana, Inc.*	157,509
1,764	IDEXX Laboratories, Inc.*	151,369
5,682	Immucor, Inc.*	179,210
4,932	Parexel International Corp.*	161,523
7,038	Schering-Plough Corp.	175,950
2,862	Stryker Corp.	177,272
3,006	Varian Medical Systems, Inc.*	138,667
4,740	VCA Antech, Inc.*	159,359
2,964	Waters Corp.*	168,029
2,346	WellCare Health Plans, Inc.*	181,768
6,228	Wright Medical Group, Inc.*	136,331
		2,558,038
	Industrials—21.3%
3,462	Administaff, Inc.	141,734
5,514	BE Aerospace, Inc.*	164,207
7,242	Cenveo, Inc.*	169,318
3,510	C.H. Robinson Worldwide, Inc.	186,205
3,462	Clean Harbors, Inc.*	185,702
1,554	Corporate Executive Board (The) Co.	140,994
3,234	Corrections Corp. of America*	157,560
2,868	CRA International, Inc.*	154,643
3,192	Expeditors International of Washington, Inc.	136,266
2,856	Foster Wheeler Ltd. (Bermuda)*	152,710
1,788	Genlyte Group (The), Inc.*	135,477
5,898	Healthcare Services Group, Inc.	170,570
5,082	Hub Group, Inc., Class A*	151,749
4,014	IHS, Inc., Class A*	152,773
5,640	II-VI, Inc.*	169,426
2,538	Manitowoc (The) Co., Inc.	131,621
1,464	Middleby (The) Corp.*	163,646
8,016	Orbital Sciences Corp.*	136,753
3,834	Robert Half International, Inc.	156,044
2,916	Roper Industries, Inc.	151,399
2,526	Valmont Industries, Inc.	140,117
		3,248,914
	Information Technology—24.5%
2,328	Alliance Data Systems Corp.*	158,141
2,178	Amphenol Corp., Class A	147,494
5,832	Ansoft Corp.*	162,946
1,632	Apple, Inc.*	139,911
28,476	Atmel Corp.*	170,286
1,878	Cognizant Technology Solutions Corp., Class A*	160,175
6,996	Corning, Inc.*	145,797
3,690	Diodes, Inc.*	135,312
5,244	Dolby Laboratories, Inc., Class A*	175,674
2,790	FactSet Research Systems, Inc.	162,043

5,004	Forrester Research, Inc.*	$140,913
7,668	Gartner, Inc.*	167,622
3,348	Global Payments, Inc.	126,420
3,894	Hittite Microwave Corp.*	135,433
4,704	Intuit, Inc.*	147,941
5,226	j2 Global Communications, Inc.*	138,384
2,874	MICROS Systems, Inc.*	161,806
1,188	MicroStrategy, Inc., Class A*	144,247
8,412	NetRatings, Inc.*	152,678
4,044	NVIDIA Corp.*	123,949
5,934	Sohu.com, Inc.*	159,387
8,442	Sykes Enterprises, Inc.*	123,338
2,982	Trimble Navigation Ltd.*	168,722
6,228	ValueClick, Inc.*	158,939
5,412	Xilinx, Inc.	131,512
		3,739,070
	Materials—3.1%
3,252	Ecolab, Inc.	142,763
22,152	Hecla Mining Co.*	157,944
7,338	Nalco Holding Co.*	168,700
		469,407
	Telecommunication Services—1.0%
2,196	U.S. Cellular Corp.*	158,332

	Utilities—1.0%
3,450	Allegheny Energy, Inc.*	160,494

	Total Investments
	(Cost $14,849,024)(a)—100.1%	15,294,085
	Liabilities in excess of other assets—(0.1%)	(9,853)
	Net Assets—100.0%	$15,284,232

*Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $445,061 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $786,155 and aggregate gross unrealized depreciation of $341,094.

COUNTRY BREAKDOWN
January 31, 2007 (Unaudited)

	Value	Net Assets
United States	$14,996,237	98.1%
Bermuda	152,710	1.0
Netherlands	145,138	1.0
Total investments	15,294,085	100.1
Liabilities in excess of other assets	(9,853)	(0.1)
Net Assets	$15,284,232	100.0%

Schedule of Investments

PowerShares Dynamic Deep Value Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—9.2%
6,348	Asbury Automotive Group, Inc.	$155,272
1,272	AutoZone, Inc.*	159,801
5,187	Buckle (The), Inc.	174,180
3,102	Genuine Parts Co.	147,407
2,760	International Speedway Corp., Class A	144,155
3,498	McDonald’s Corp.	155,136
5,112	Newell Rubbermaid, Inc.	151,008
2,346	Sherwin-Williams (The) Co.	162,110
1,920	VF Corp.	145,670
		1,394,739
	Consumer Staples—8.1%
3,906	Campbell Soup Co.	150,303
3,450	Dean Foods Co.*	152,663
2,202	Energizer Holdings, Inc.*	187,676
2,586	General Mills, Inc.	148,023
3,300	H.J. Heinz Co.	155,496
3,084	J.M. Smucker (The) Co.	146,459
4,584	Pepsi Bottling Group (The), Inc.	144,992
2,598	UST, Inc.	149,229
		1,234,841
	Energy—4.0%
2,130	Chevron Corp.	155,234
2,022	Exxon Mobil Corp.	149,830
1,602	Marathon Oil Corp.	144,725
2,802	Valero Energy Corp.	152,093
		601,882
	Financials—41.6%
2,544	ACE Ltd. (Cayman Islands)	146,992
3,498	Advanta Corp., Class B	162,342
2,454	A.G. Edwards, Inc.	162,478
1,740	AMBAC Financial Group, Inc.	153,294
4,236	American Financial Group, Inc.	149,616
2,664	Assurant, Inc.	148,065
5,628	BancorpSouth, Inc.	142,557
2,682	Bank of America Corp.	141,020
2,820	Chubb Corp.	146,753
2,814	CIT Group, Inc.	165,912
3,684	City Holding Co.	147,728
2,502	Comerica, Inc.	148,369
4,854	Commerce (The) Group, Inc.	146,494
3,606	Delphi Financial Group, Inc., Class A	142,221

3,864	FBL Financial Group, Inc., Class A	$149,962
3,780	First American Corp.	160,196
4,410	Genworth Financial, Inc., Class A	153,909
4,032	Harleysville Group, Inc.	137,088
1,692	Hartford Financial Services Group (The), Inc.	160,588
7,332	Horace Mann Educators Corp.	145,394
3,102	JPMorgan Chase & Co.	157,985
2,268	Lincoln National Corp.	152,274
3,654	Loews Corp.	158,803
2,520	MetLife, Inc.	156,542
3,222	Midland (The) Co.	148,148
2,778	Nationwide Financial Services, Inc., Class A	151,818
3,432	PMI Group (The), Inc.	164,117
2,106	PNC Financial Services Group, Inc.	155,360
2,082	PartnerRe Ltd. (Bermuda)	141,576
6,396	Progressive (The) Corp.	148,323
1,824	Prudential Financial, Inc.	162,572
3,984	Regions Financial Corp.	144,460
2,628	Reinsurance Group of America, Inc.	152,818
2,556	RLI Corp.	141,449
2,376	Safeco Corp.	152,088
2,736	Safety Insurance Group, Inc.	133,626
2,610	Selective Insurance Group, Inc.	134,285
2,868	St. Paul Travelers (The) Cos., Inc .	145,838
3,216	StanCorp Financial Group, Inc.	153,886
2,316	Torchmark Corp.	150,517
2,982	Unitrin, Inc.	152,708
4,116	Wells Fargo & Co.	147,847
		6,318,018
	Health Care—2.9%
1,176	CIGNA Corp.	155,701
3,318	Merck & Co., Inc.	148,481
5,448	Pfizer, Inc.	142,956
		447,138
	Industrials—11.9%
2,154	Avery Dennison Corp.	147,247
3,228	Continental Airlines, Inc., Class B*	133,930
3,054	Con-way, Inc.	151,906
3,732	Crane Co.	144,914
1,914	Eaton Corp.	149,962
6,342	Ennis, Inc.	159,755
2,220	Northrop Grumman Corp.	157,487
2,256	PACCAR, Inc.	150,859
4,164	R.R. Donnelley & Sons Co.	154,484
5,304	Swift Transportation Co., Inc.*	161,877
2,244	Teleflex, Inc.	149,854
2,544	Terex Corp.*	144,728
		1,807,003

	Information Technology—3.1%
1,572	International Business Machines Corp.	$155,864
2,136	Lexmark International, Inc., Class A*	134,632
5,406	Sabre Holdings Corp., Class A	174,668
		465,164
	Materials—11.4%
4,308	Bemis Co., Inc.	146,084
6,804	Celanese Corp., Class A	178,606
3,072	International Flavors & Fragrances, Inc.	148,931
3,024	Lubrizol (The) Corp.	155,796
4,026	Metal Management, Inc.	165,227
2,490	Nucor Corp.	160,705
8,760	Olin Corp.	147,518
2,772	Rohm & Haas Co.	144,310
3,948	Sonoco Products Co.	151,998
4,464	Steel Dynamics, Inc.	175,033
1,944	United States Steel Corp.	162,305
		1,736,513
	Telecommunication Services—1.0%
3,528	CenturyTel, Inc.	158,196

	Utilities—6.7%
3,180	Edison International	143,036
2,484	FirstEnergy Corp.	147,376
4,182	NSTAR	139,679
3,702	OGE Energy Corp.	143,341
3,492	ONEOK, Inc.	149,842
3,222	PG&E Corp.	150,403
4,176	PPL Corp.	148,666
		1,022,343
	Total Investments (Cost $14,956,689)(a)—99.9%	15,185,837
	Other assets less liabilities—0.1%	15,536
	Net Assets—100.0%	$15,201,373

*Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $229,148 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $424,059 and aggregate gross unrealized depreciation of $194,911.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets
United States	$14,897,269	98.0%
Cayman Islands	146,992	1.0
Bermuda	141,576	0.9
Total investments	15,185,837	99.9
Other assets less liabilities	15,536	0.1
Net Assets	$15,201,373	100.0%

Schedule of Investments

PowerShares Dynamic Large Cap Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—11.9%
1,446	Harley-Davidson, Inc.	$98,718
1,338	J. C. Penney Co., Inc.	108,699
1,524	Kohl’s Corp.*	108,067
2,328	Marriott International, Inc., Class A	112,070
2,580	McDonald’s Corp.	114,423
1,650	McGraw-Hill (The) Cos, Inc.	110,682
12,054	News Corp.	280,256
1,116	NIKE, Inc., Class B	110,272
1,050	Omnicom Group, Inc.	110,460
612	Sears Holdings Corp.*	108,110
4,224	Staples, Inc.	108,641
3,834	TJX (The) Cos, Inc.	113,371
7,668	Walt Disney (The) Co.	269,684
1,716	Yum! Brands, Inc.	102,977
		1,856,430
	Consumer Staples—11.7%
3,012	Altria Group, Inc.	263,219
2,334	Anheuser-Busch Cos., Inc.	118,964
2,886	Campbell Soup Co.	111,053
5,376	Coca-Cola (The) Co.	257,403
1,638	Colgate-Palmolive Co.	111,875
1,908	General Mills, Inc.	109,214
2,436	H.J. Heinz Co.	114,784
2,160	Kellogg Co.	106,423
4,050	PepsiCo, Inc.	264,222
3,972	Procter & Gamble (The) Co.	257,664
1,638	Reynolds American, Inc.	105,651
		1,820,472
	Energy—8.7%
3,666	Chevron Corp.	267,177
3,924	ConocoPhillips	260,593
3,486	Exxon Mobil Corp.	258,313
3,348	Halliburton Co.	98,900
1,182	Marathon Oil Corp.	106,782
3,858	Schlumberger Ltd. (Netherlands)	244,944
2,070	Valero Energy Corp.	112,360
		1,349,069
	Financials—27.9%
1,878	ACE Ltd. (Cayman Islands)	108,511
2,442	AFLAC, Inc.	116,264
4,212	American Express Co.	245,223
4,626	Bank of America Corp.	243,235
198	Chicago Mercantile Exchange Holdings, Inc., Class A	111,533
2,082	Chubb Corp.	108,347

5,016	Citigroup, Inc.	$276,533
1,002	Franklin Resources, Inc.	119,348
3,258	Genworth Financial, Inc., Class A	113,704
1,248	Hartford Financial Services Group (The), Inc.	118,448
5,340	JPMorgan Chase & Co.	271,967
2,970	KeyCorp	113,365
1,410	Lehman Brothers Holdings, Inc.	115,958
1,674	Lincoln National Corp.	112,392
2,700	Loews Corp.	117,342
2,664	Mellon Financial Corp.	113,859
2,724	Merrill Lynch & Co, Inc.	254,857
1,860	MetLife, Inc.	115,543
1,548	Moody’s Corp.	110,775
3,198	Morgan Stanley	264,762
1,554	PNC Financial Services Group, Inc.	114,639
1,878	Principal Financial Group, Inc.	115,704
4,722	Progressive (The) Corp.	109,503
1,344	Prudential Financial, Inc.	119,791
2,940	Regions Financial Corp.	106,604
2,118	St. Paul Travelers (The) Cos., Inc.	107,700
4,644	Wachovia Corp.	262,386
7,092	Wells Fargo & Co.	254,745
		4,343,038
	Health Care—15.3%
2,610	Aetna, Inc.	110,038
2,436	Baxter International, Inc.	120,972
1,524	Becton, Dickinson & Co.	117,257
4,680	Eli Lilly & Co.	253,282
2,184	Forest Laboratories, Inc.*	122,544
3,834	Johnson & Johnson	256,111
2,244	McKesson Corp.	125,103
5,712	Merck & Co, Inc.	255,612
9,384	Pfizer, Inc.	246,236
5,088	Schering-Plough Corp.	127,200
5,400	UnitedHealth Group, Inc.	282,203
1,494	WellPoint, Inc.*	117,100
5,250	Wyeth	259,402
		2,393,060
	Industrials—9.0%
2,808	Boeing Co.	251,484
2,988	CSX Corp.	109,929
2,436	Emerson Electric Co.	109,547
1,470	General Dynamics Corp.	114,881
1,212	Lockheed Martin Corp.	117,794
1,638	Northrop Grumman Corp.	116,200
1,662	PACCAR, Inc.	111,138
2,124	Raytheon Co.	110,236
3,822	United Technologies Corp.	259,971
2,868	Waste Management, Inc.*	108,927
		1,410,107
	Information Technology—9.3%
9,402	Cisco Systems, Inc.*	249,999
5,058	Corning, Inc.*	105,409
3,978	Electronic Data Systems Corp.	104,661
6,378	Hewlett-Packard Co.	276,040

2,700	International Business Machines Corp.	$267,705
12,876	Oracle Corp.*	220,952
3,600	Texas Instruments, Inc.	112,284
6,504	Xerox Corp.*	111,869
		1,448,919
	Materials—2.1%
1,836	Nucor Corp.	118,496
882	Phelps Dodge Corp.	109,015
1,704	Praxair, Inc.	107,454
		334,965
	Utilities—4.1%
4,632	AES (The) Corp.*	96,299
2,346	Edison International	105,523
1,836	FirstEnergy Corp.	108,930
2,376	PG&E Corp.	110,912
3,078	PPL Corp.	109,577
1,914	TXU Corp.	103,509
		634,750
	Total Investments
	(Cost $15,135,148) (a)—100.0%	15,590,810
	Other assets less liabilities—0.0%	6,272
	Net Assets—100.0%	$15,597,082

*Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $455,662 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $590,257 and aggregate gross unrealized depreciation of $134,595.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets

United States	$15,237,355	97.7%
Netherlands	244,944	1.6
Cayman Islands	108,511	0.7
Total investments	15,590,810	100.0
Other assets less liabilities	6,272	0.0
Net Assets	$15,597,082	100.0%

Schedule of Investments

PowerShares Dynamic Large Cap Growth Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Consumer Discretionary—26.9%
82,816	Coach, Inc.*	$3,797,942
207,961	Comcast Corp., Class A*	9,216,832
156,876	DIRECTV Group (The), Inc.*	3,826,206
79,290	International Game Technology	3,445,943
49,853	Kohl’s Corp.*	3,535,076
76,259	Marriott International, Inc., Class A	3,671,108
54,052	McGraw-Hill (The) Cos., Inc.	3,625,808
394,947	News Corp., Class A	9,182,518
34,484	Omnicom Group, Inc.	3,627,717
138,261	Staples, Inc.	3,556,073
403,411	Time Warner, Inc.	8,822,599
125,620	TJX (The) Cos., Inc.	3,714,583
251,181	Walt Disney (The) Co.	8,834,036
		68,856,441
	Consumer Staples—8.3%
126,657	CVS Corp.	4,262,008
132,611	PepsiCo, Inc.	8,651,542
130,112	Procter & Gamble (The) Co.	8,440,365
		21,353,915
	Energy—5.8%
50,316	Baker Hughes, Inc.	3,473,313
109,710	Halliburton Co.	3,240,833
126,478	Schlumberger Ltd. (Netherlands)	8,030,089
		14,744,235
	Financials—11.9%
138,010	American Express Co.	8,034,943
186,547	Charles Schwab (The) Corp.	3,529,469
6,415	Chicago Mercantile Exchange Holdings, Inc.	3,613,570
32,886	Franklin Resources, Inc.	3,917,051
50,820	Moody’s Corp.	3,636,679
61,876	Northern Trust Corp.	3,758,967
55,620	State Street Corp.	3,951,801
		30,442,480
	Health Care—16.2%
114,023	Amgen, Inc.*	8,023,798
79,799	Baxter International, Inc.	3,962,818
56,930	Cardinal Health, Inc.	4,065,941
71,628	Forest Laboratories, Inc.*	4,019,047
73,530	McKesson Corp.	4,099,298

166,714	Schering-Plough Corp.	$4,167,850
176,957	UnitedHealth Group, Inc.	9,247,772
48,928	WellPoint, Inc.*	3,834,977
		41,421,501
	Industrials—7.3%
92,093	Boeing Co.	8,247,849
97,816	CSX Corp.	3,598,651
47,526	Danaher Corp.	3,519,776
30,181	FedEx Corp.	3,331,982
		18,698,258
	Information Technology—18.3%
85,272	Adobe Systems, Inc.*	3,314,523
71,740	Automatic Data Processing, Inc.	3,423,433
307,967	Cisco Systems, Inc.*	8,188,843
165,786	Corning, Inc.*	3,454,980
208,938	Hewlett-Packard Co.	9,042,837
277,761	Microsoft Corp.	8,571,704
421,727	Oracle Corp.*	7,236,835
117,997	Texas Instruments, Inc.	3,680,326
		46,913,481
	Materials—2.8%
28,952	Phelps Dodge Corp.	3,578,467
55,770	Praxair, Inc.	3,516,856
		7,095,323
	Utilities—2.6%
151,718	AES (The) Corp.*	3,154,217
62,672	TXU Corp.	3,389,302
		6,543,519

	Total Common Stocks (Cost $240,159,879)	256,069,153
	Money Market Fund—0.0%
84,988	AIM Liquid Asset Portfolio Private Class** (Cost $84,988)	84,988

	Total Investments (Cost $240,244,867)(a)—100.1%	256,154,141
	Liabilities in excess of other assets—(0.1%)	(228,435)
	Net Assets—100.0%	$255,925,706

* Non-income producing security.

** Affiliated investment.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $15,909,274 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $17,734,164 and aggregate gross unrealized depreciation of $1,824,890.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets
United States	$248,124,052	97.0%
Netherlands	8,030,089	3.1
Total investments	256,154,141	100.1
Liabilities in excess of other assets	(228,435)	(0.1)
Net Assets	$255,925,706	100.0%

Schedule of Investments

PowerShares Dynamic Large Cap Value Portfolio

January 31, 2007  (Unaudited)

Number
of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—4.2%
284,292	Gap (The), Inc.	$5,449,878
131,013	McDonald’s Corp.	5,810,426
56,725	NIKE, Inc., Class B	5,604,997
		16,865,301
	Consumer Staples—10.5%
152,866	Altria Group, Inc.	13,358,960
118,561	Anheuser-Busch Cos., Inc.	6,043,054
146,321	Campbell Soup Co.	5,630,432
96,854	General Mills, Inc.	5,543,923
123,687	H.J. Heinz Co.	5,828,131
83,174	Reynolds American, Inc.	5,364,723
		41,769,223
	Energy—9.5%
185,979	Chevron Corp.	13,554,150
176,880	Exxon Mobil Corp.	13,106,808
60,106	Marathon Oil Corp.	5,429,976
104,890	Valero Energy Corp.	5,693,429
		37,784,363
	Financials—42.7%
95,225	ACE Ltd. (Cayman Islands)	5,502,101
179,813	American International Group, Inc.	12,308,200
234,652	Bank of America Corp.	12,338,002
105,520	Chubb (The) Corp.	5,491,261
254,474	Citigroup, Inc.	14,029,151
165,169	Genworth Financial, Inc., Class A	5,764,398
63,310	Hartford Financial Services Group (The), Inc.	6,008,752
270,841	JPMorgan Chase & Co.	13,793,931
150,740	KeyCorp	5,753,746
71,648	Lehman Brothers Holdings, Inc.	5,892,332
84,855	Lincoln National Corp.	5,697,165
136,969	Loews Corp.	5,952,673
45,634	M&T Bank Corp.	5,535,861
94,437	MetLife, Inc.	5,866,426
78,835	PNC Financial Services Group, Inc.	5,815,658
239,497	Progressive (The) Corp.	5,553,935
68,341	Prudential Financial, Inc.	6,091,233
149,142	Regions Financial Corp.	5,407,889
107,315	St. Paul Travelers (The) Cos., Inc.	5,456,968
162,721	U.S. Bancorp	5,792,868

235,779	Wachovia Corp.	$13,321,513
359,932	Wells Fargo & Co.	12,928,757
		170,302,820
	Health Care—9.6%
194,421	Johnson & Johnson	12,987,322
289,786	Merck & Co., Inc.	12,967,924
476,117	Pfizer, Inc.	12,493,310
		38,448,556
	Industrials—5.7%
123,304	Emerson Electric Co.	5,544,981
83,070	Northrop Grumman Corp.	5,892,986
84,477	PACCAR, Inc.	5,648,977
145,505	Waste Management, Inc.	5,526,280
		22,613,224
	Information Technology—3.4%
137,150	International Business Machines Corp.	13,598,423

	Materials—1.5%
93,264	Nucor Corp.	6,019,259

	Telecommunication Services—7.3%
391,878	AT&T, Inc.	14,746,370
368,424	Verizon Communications, Inc.	14,191,692
		28,938,062
	Utilities—5.5%
119,151	Edison International	5,359,412
93,044	FirstEnergy Corp.	5,520,301
120,643	PG&E Corp.	5,631,615
156,325	PPL Corp.	5,565,170
		22,076,498
	Total Investments
	(Cost $371,553,731)(a)—99.9%	398,415,729
	Other assets less liabilities—0.1%	616,556
	Net Assets—100.0%	$399,032,285

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $26,861,998 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $27,663,860 and aggregate gross unrealized depreciation of $801,862.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets
United States	$392,913,628	98.5%
Cayman Islands	5,502,101	1.4
Total investments	398,415,729	99.9
Other assets less liabilities	616,556	0.1
Net Assets	$399,032,285	100.0%

Schedule of Investments

PowerShares Dynamic Mid Cap Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—18.4%
612	Abercrombie & Fitch Co., Class A	$48,678
1,359	American Eagle Outfitters, Inc.	44,004
2,112	AutoZone, Inc.*	265,331
1,074	Darden Restaurants, Inc.	42,036
4,968	E.W. Scripps Co., Class A	242,587
1,518	Family Dollar Stores, Inc.	49,183
5,142	Genuine Parts Co.	244,348
1,590	Hasbro, Inc.	45,156
816	International Speedway Corp., Class A	42,620
612	ITT Educational Services, Inc.*	47,491
10,596	Mattel, Inc.	258,119
8,466	Newell Rubbermaid, Inc.	250,086
4,854	Nordstrom, Inc.	270,417
3,144	Polo Ralph Lauren Corp.	257,965
3,882	Sherwin-Williams (The) Co.	268,246
906	Snap-On, Inc.	43,678
3,708	Starwood Hotels & Resorts Worldwide, Inc.	232,047
3,174	VF Corp.	240,811
1,608	Warner Music Group Corp.	34,476
		2,927,279
	Consumer Staples—8.8%
3,384	Brown-Forman Corp., Class B	221,957
3,762	Clorox Co.	246,110
1,212	Corn Products International, Inc.	41,511
1,014	Dean Foods Co.*	44,870
648	Energizer Holdings, Inc.*	55,229
912	JM Smucker (The) Co.	43,311
7,590	Pepsi Bottling Group (The), Inc.	240,072
14,754	Sara Lee Corp.	253,030
4,302	UST, Inc.	247,107
		1,393,197
	Energy—0.9%
834	Holly Corp.	43,943
972	Plains Exploration & Production Co.*	46,890
462	SEACOR Holdings, Inc.*	46,768
		137,601
	Financials—19.3%
726	AG Edwards, Inc.	48,068
2,886	AMBAC Financial Group, Inc.	254,257
1,251	American Financial Group, Inc.	44,185

4,548	Ameriprise Financial, Inc.	$268,150
618	Arch Capital Group Ltd. (Bermuda)*	39,917
786	Assurant, Inc.	43,686
1,656	BancorpSouth, Inc.	41,946
822	BOK Financial Corp.	43,706
1,326	CB Richard Ellis Group, Inc., Class A*	49,871
4,662	CIT Group, Inc.	274,872
4,146	Comerica, Inc.	245,858
1,428	Commerce Group, Inc.	43,097
780	Cullen/Frost Bankers, Inc.	41,753
1,272	Federated Investors, Inc., Class B	44,914
1,116	First American Corp.	47,296
837	First Marblehead (The) Corp.	45,533
906	Hanover Insurance Group (The), Inc.	43,533
1,428	HCC Insurance Holdings, Inc.	44,596
462	Jones Lang LaSalle, Inc.	48,279
96	Markel Corp.*	46,570
4,602	Nationwide Financial Services, Class A	251,499
1,134	Odyssey Re Holdings Corp.	44,736
612	PartnerRe Ltd. (Bermuda)	41,616
942	Philadelphia Consolidated Holding Co.*	42,447
1,014	PMI Group (The), Inc.	48,489
774	Reinsurance Group of America, Inc.	45,008
702	Safeco Corp.	44,935
948	Stancorp Financial Group, Inc.	45,362
8,154	Synovus Financial Corp.	260,357
5,514	T. Rowe Price Group, Inc.	264,617
684	Torchmark Corp.	44,453
876	Unitrin, Inc.	44,860
90	Wesco Financial Corp.	43,542
1,350	Whitney Holding Corp.	42,714
1,206	WR Berkley Corp.	39,907
		3,064,629
	Health Care—11.0%
2,946	C.R. Bard, Inc.	243,104
1,944	CIGNA Corp.	257,386
5,292	Coventry Health Care, Inc.*	272,802
960	Edwards Lifesciences Corp.*	49,114
3,618	Express Scripts, Inc.*	251,523
4,608	Humana, Inc.*	255,744
1,230	Kinetic Concepts, Inc.*	60,504
3,504	Laboratory Corp. of America Holdings*	257,334
1,314	Sierra Health Services, Inc.*	52,823
678	WellCare Health Plans, Inc.*	52,531
		1,752,865
	Industrials—17.1%
792	Acuity Brands, Inc.	45,944
3,402	Allied Waste Industries, Inc.*	43,512
636	Avery Dennison Corp.	43,477
954	Continental Airlines, Inc., Class B*	39,581
900	Con-way, Inc.	44,766
2,604	Cooper Industries Ltd., Class A (Bermuda)	237,980

1,452	Copart, Inc.*	$42,747
936	Corrections Corp. of America*	45,602
1,098	Crane Co.	42,635
348	Cummins, Inc.	46,827
1,158	Donaldson Co., Inc.	40,785
4,764	Dover Corp.	236,294
3,168	Eaton Corp.	248,213
1,128	Equifax, Inc.	46,846
5,178	Expeditors International of Washington, Inc.	221,049
516	Genlyte Group, Inc.*	39,097
840	Granite Construction, Inc.	44,990
732	Manitowoc (The) Co., Inc.	37,962
588	Manpower, Inc.	42,883
852	McDermott International, Inc. (Panama)*	43,997
3,198	Precision Castparts Corp.	284,269
1,026	Republic Services, Inc.	44,375
1,104	Robert Half International, Inc.	44,933
4,014	Rockwell Collins, Inc.	273,795
6,894	RR Donnelley & Sons Co.	255,767
660	Teleflex, Inc.	44,075
750	Terex Corp.*	42,668
816	Thomas & Betts Corp.*	39,078
588	W. W. Grainger, Inc.	45,658
		2,709,805
	Information Technology—14.1%
672	Alliance Data Systems Corp.*	45,649
744	Anixter International, Inc.*	41,121
8,220	Atmel Corp.*	49,156
3,360	Avaya, Inc.*	43,109
1,332	BMC Software, Inc.*	45,807
4,656	Brocade Communications Systems, Inc.*	39,948
618	CDW Corp.	39,657
3,042	Cognizant Technology Solutions Corp., Class A*	259,452
1,758	Convergys Corp.*	45,778
804	Factset Research Systems, Inc.	46,696
4,662	Fiserv, Inc.*	245,081
630	Lexmark International, Inc., Class A*	39,709
6,414	MEMC Electronic Materials, Inc.*	336,095
546	Mettler Toledo International, Inc.*	45,209
9,726	National Semiconductor Corp.	224,962
5,472	NCR Corp.*	259,318
1,314	Novellus Systems, Inc.*	40,511
6,558	NVIDIA Corp.*	201,003
1,590	Sabre Holdings Corp., Class A	51,373
1,788	Sybase, Inc.*	46,291
1,698	Total System Services, Inc.	52,468
2,022	Western Digital Corp.*	39,631
		2,238,024
	Materials—8.4%
1,272	Bemis Co., Inc.	43,134
414	Carpenter Technology Corp.	48,479
2,004	Celanese Corp., Class A	52,605

600	FMC Corp.	$46,710
3,924	Freeport-McMoRan Copper & Gold, Inc., Class B	225,669
432	Greif, Inc.	49,382
906	International Flavors & Fragrances, Inc.	43,923
888	Lubrizol (The) Corp.	45,750
1,884	Packaging Corp. of America	43,031
1,254	Pactiv Corp.*	40,680
4,590	Rohm & Haas Co.	238,955
714	Sealed Air Corp.	47,053
1,116	Sigma-Aldrich Corp.	42,352
1,164	Sonoco Products Co.	44,814
1,314	Steel Dynamics, Inc.	51,522
3,222	United States Steel Corp.	269,004
		1,333,063
	Telecommunication Services—0.9%
1,038	CenturyTel, Inc.	46,544
3,072	Citizens Communications Co.	45,036
816	Telephone & Data Systems, Inc.	45,655
		137,235
	Utilities—1.1%
1,230	NSTAR	41,082
1,092	OGE Energy Corp.	42,282
1,026	ONEOK, Inc.	44,026
930	Wisconsin Energy Corp.	43,301
		170,691
	Total Investments (Cost: $15,022,831) (a)—100.0%	15,864,389
	Liabilities in excess of other assets—0.0%	(2,330)
	Net Assets—100.0%	$15,862,059

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $841,558 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $979,889 and aggregate gross unrealized depreciation of $138,331.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets
United States	$15,500,879	97.7%
Bermuda	319,513	2.0
Panama	43,997	0.3
Total investments	15,864,389	100.0
Liabilities in excess of other assets	(2,330)	(0.0)
Net Assets	$15,862,059	100.0%

Schedule of Investments

PowerShares Dynamic Mid Cap Growth Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Consumer Discretionary—23.8%
11,015	Abercrombie & Fitch Co., Class A	$876,133
24,503	American Eagle Outfitters, Inc.	793,407
22,259	Ann Taylor Stores Corp.*	767,936
16,856	CarMax, Inc.*	968,040
173,575	Clear Channel Outdoor Holdings Inc., Class A*	5,019,789
89,051	Garmin Ltd. (Cayman Islands)	4,472,141
12,199	Guess ?, Inc.	879,670
11,042	ITT Educational Services, Inc.*	856,859
87,307	Nordstrom, Inc.	4,863,873
108,108	Office Depot, Inc.*	4,042,158
15,621	Phillips-Van Heusen	861,498
56,539	Polo Ralph Lauren Corp.	4,639,025
66,770	Starwood Hotels & Resorts Worldwide, Inc.	4,178,467
28,901	Warner Music Group Corp.	619,637
		33,838,633
	Energy—4.7%
85,969	ENSCO International, Inc.	4,373,244
18,774	Grant Prideco, Inc.*	735,565
17,514	Plains Exploration & Production Co.*	844,875
25,413	Superior Energy Services, Inc.*	770,522
		6,724,206
	Financials—6.3%
26,530	Brown & Brown, Inc.	751,330
23,816	CB Richard Ellis Group, Inc., Class A*	895,720
15,060	First Marblehead (The) Corp.	819,264
8,338	Jones Lang LaSalle, Inc.	871,321
13,203	SEI Investments Co.	822,943
99,169	T. Rowe Price Group, Inc.	4,759,120
		8,919,698
	Health Care—17.0%
53,016	C.R. Bard, Inc.	4,374,880
17,285	Edwards Lifesciences Corp.*	884,301
65,148	Express Scripts, Inc.*	4,529,089
82,912	Humana, Inc.*	4,601,616
9,170	IDEXX Laboratories, Inc.*	786,878
63,085	Laboratory Corp. of America Holdings*	4,632,962
23,665	Sierra Health Services, Inc.*	951,333
15,617	Varian Medical Systems, Inc.*	720,412
24,616	VCA Antech, Inc.*	827,590

15,389	Waters Corp.*	$872,402
12,179	WellCare Health Plans, Inc.*	943,629
		24,125,092
	Industrials—14.1%
14,292	Acuity Brands, Inc.	829,079
23,654	Ametek, Inc.	819,848
18,221	C.H. Robinson Worldwide, Inc.	966,624
8,084	Corporate Executive Board Co.	733,461
16,797	Corrections Corp of America*	818,350
36,634	Covanta Holding Corp.*	866,760
93,216	Expeditors International of Washington, Inc.	3,979,391
14,830	Foster Wheeler Ltd. (Bermuda)*	792,960
9,284	Genlyte Group, Inc.*	703,449
12,597	Lincoln Electric Holdings, Inc.	765,520
13,183	Manitowoc Co. (The), Inc.	683,670
15,364	McDermott International, Inc. (Panama)*	793,397
57,594	Precision Castparts Corp.	5,119,530
19,901	Robert Half International, Inc.	809,971
14,702	Thomas & Betts Corp.*	704,079
11,554	WESCO International, Inc.*	701,559
		20,087,648
	Information Technology—26.2%
12,103	Alliance Data Systems Corp.*	822,157
11,311	Amphenol Corp., Class A	765,981
147,924	Atmel Corp.*	884,586
55,872	BEA Systems, Inc.*	688,902
83,775	Brocade Communications Systems, Inc.*	718,790
54,764	Cognizant Technology Solutions Corp., Class A*	4,670,821
14,483	Factset Research Systems, Inc.	841,173
17,383	Global Payments, Inc.	656,382
20,799	Hyperion Solutions Corp.*	878,134
137,323	Intuit, Inc.*	4,318,808
115,366	MEMC Electronic Materials, Inc.*	6,045,177
9,849	Mettler Toledo International, Inc.*	815,497
24,304	MoneyGram International, Inc.	728,877
175,035	National Semiconductor Corp.	4,048,560
23,665	Novellus Systems, Inc.*	729,592
118,047	NVIDIA Corp.*	3,618,141
34,259	QLogic Corp.*	626,940
15,494	Trimble Navigation Ltd.*	876,651
18,889	Varian Semiconductor Equipment Associates, Inc.*	777,282
157,997	Xilinx, Inc.	3,839,327
		37,351,778
	Materials—7.4%
52,739	Allegheny Technologies, Inc.	5,457,959
94,903	Ecolab, Inc.	4,166,242
38,122	Nalco Holding Co.*	876,425
		10,500,626

	Telecommunication Services—0.6%
14,651	Telephone & Data Systems, Inc.	$819,723

	Total Investments (Cost $130,210,638)(a)—100.1%	142,367,404
	Liabilities in excess of other assets—(0.1%)	(92,713)
	Net Assets—100.0%	$142,274,691

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $12,156,766 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $14,249,203 and aggregate gross unrealized depreciation of $2,092,437.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets
United States	$136,308,906	95.8%
Cayman Islands	4,472,141	3.1
Panama	793,397	0.6
Bermuda	792,960	0.6
Total investments	142,367,404	100.1
Liabilities in excess of other assets	(92,713)	(0.1)
Net Assets	$142,274,691	100.0%

Schedule of Investments

PowerShares Dynamic Mid Cap Value Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.2%
	Consumer Discretionary—21.4%
22,902	AutoZone, Inc.*	$2,877,178
11,629	Darden Restaurants, Inc.	455,159
13,076	Dillard’s, Inc., Class A	449,030
55,746	Genuine Parts Co.	2,649,050
17,218	Hasbro, Inc.	488,991
8,830	International Speedway Corp., Class A	461,191
114,900	Mattel, Inc.	2,798,964
91,812	Newell Rubbermaid, Inc.	2,712,126
42,113	Sherwin-Williams (The) Co.	2,910,009
34,455	VF Corp.	2,614,101
		18,415,799
	Consumer Staples—11.7%
11,023	Dean Foods Co.*	487,768
7,033	Energizer Holdings, Inc.*	599,423
9,865	J.M. Smucker (The) Co.	468,489
7,427	Loews Corp. - Carolina Group	509,047
82,306	Pepsi Bottling Group (The), Inc.	2,603,339
160,049	Sara Lee Corp.	2,744,839
46,634	UST, Inc.	2,678,657
		10,091,562
	Energy—3.6%
4,990	SEACOR Holdings, Inc.*	505,138
41,186	Sunoco, Inc.	2,600,072
		3,105,210
	Financials—26.3%
7,847	A.G. Edwards, Inc.	519,550
31,294	AMBAC Financial Group, Inc.	2,757,001
13,545	American Financial Group, Inc.	478,409
49,299	Ameriprise Financial, Inc.	2,906,669
6,684	Arch Capital Group Ltd. (Bermuda)*	431,720
8,524	Assurant, Inc.	473,764
17,987	BancorpSouth, Inc.	455,611
8,885	BOK Financial Corp.	472,415
50,545	CIT Group, Inc.	2,980,133
44,960	Comerica, Inc.	2,666,128
15,508	Commerce Group, Inc.	468,031
8,430	Cullen/Frost Bankers, Inc.	451,258
12,083	First American Corp.	512,078
49,875	Nationwide Financial Services, Inc., Class A	2,725,669
12,314	Odyssey Re Holdings Corp.	485,787
6,662	PartnerRe Ltd. (Bermuda)	453,016
10,968	PMI Group (The), Inc.	524,490
8,395	Reinsurance Group of America, Inc.	488,169
7,602	Safeco Corp.	486,604
10,273	Stancorp Financial Group, Inc.	491,563

7,402	Torchmark Corp.	$481,056
9,517	Unitrin, Inc.	487,366
14,641	Whitney Holding Corp.	463,241
		22,659,728
	Health Care—6.7%
21,097	CIGNA Corp.	2,793,243
57,383	Coventry Health Care, Inc.*	2,958,093
		5,751,336
	Industrials—11.3%
6,893	Avery Dennison Corp.	471,205
10,316	Continental Airlines, Inc., Class B*	428,011
9,767	Con-way, Inc.	485,811
11,925	Crane Co.	463,048
3,772	Cummins, Inc.	507,560
34,392	Eaton Corp.	2,694,613
74,776	R.R. Donnelley & Sons Co.	2,774,190
11,128	Republic Services, Inc.	481,286
7,164	Teleflex, Inc.	478,412
8,121	Terex Corp.*	462,004
6,388	W.W. Grainger, Inc.	496,028
		9,742,168
	Information Technology—2.3%
19,069	Convergys Corp.*	496,557
6,814	Lexmark International, Inc., Class A*	429,486
17,266	Sabre Holdings Corp., Class A	557,865
19,392	Sybase, Inc.*	502,059
		1,985,967
	Materials—15.1%
13,764	Bemis Co., Inc.	466,737
4,466	Carpenter Technology Corp.	522,969
21,745	Celanese Corp., Series A	570,806
16,382	Commercial Metals Co.	444,116
6,544	FMC Corp.	509,450
42,534	Freeport-McMoRan Copper & Gold, Inc., Class B	2,446,130
9,814	International Flavors & Fragrances, Inc.	475,783
9,653	Lubrizol Corp.	497,323
49,788	Rohm & Haas Co.	2,591,963
12,148	Sigma-Aldrich Corp.	461,017
12,608	Sonoco Products Co.	485,408
14,254	Steel Dynamics, Inc.	558,899
34,961	United States Steel Corp.	2,918,894
		12,949,495
	Telecommunication Services—1.2%
11,273	CenturyTel, Inc.	505,481
33,319	Citizens Communications Co.	488,457
		993,938
	Utilities—0.6%
11,154	ONEOK, Inc.	478,618

	Total Common Stocks (Cost $79,408,116)	$86,173,821
	Money Market Fund—0.0%
2,684	AIM Liquid Asset Portfolio Private Class** (Cost $2,684)	2,684

	Total Investments (Cost $79,410,800)(a)—100.2%	86,176,505
	Liabilities in excess of other assets—(0.2%)	(200,668)
	Net Assets—100.0%	$85,975,837

*Non-income producing security.

**Affiliated investment.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $6,765,705 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $7,434,295 and aggregate gross unrealized depreciation of $668,590.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets
United States	$85,291,769	99.2%
Bermuda	884,736	1.0
Total investments	86,176,505	100.2
Liabilities in excess of other assets	(200,668)	(0.2)
Net Assets	$85,975,837	100.0%

Schedule of Investments

PowerShares Dynamic Small Cap Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.1%
	Consumer Discretionary—17.5%
1,252	Aaron Rents, Inc.	$36,959
5,981	Aeropostale, Inc.*	214,957
728	Arbitron, Inc.	33,757
1,420	Asbury Automotive Group, Inc.	34,733
6,068	Blockbuster, Inc., Class A*	39,381
943	Bob Evans Farms, Inc.	32,034
705	Brown Shoe Co., Inc.	38,317
1,161	Buckle (The), Inc.	38,986
1,113	Charlotte Russe Holding, Inc.*	34,002
12,450	Charming Shoppes, Inc.*	163,344
962	Coinstar, Inc.*	29,091
10,632	Cox Radio, Inc., Class A*	166,497
602	Deckers Outdoor Corp.*	35,103
6,841	DeVry, Inc.	192,643
6,367	Domino’s Pizza, Inc.	181,905
1,496	Dress Barn, Inc.*	33,615
5,263	DSW, Inc., Class A*	210,994
595	Group 1 Automotive, Inc.	31,535
765	Gymboree (The) Corp.*	33,117
6,883	Harte-Hanks, Inc.	186,598
614	IHOP Corp.	32,665
2,354	K2, Inc.*	28,436
1,067	Kellwood Co.	34,998
634	Oxford Industries, Inc.	30,299
5,608	Payless ShoeSource, Inc.*	190,392
976	Pinnacle Entertainment, Inc.*	33,701
906	Steven Madden Ltd.	26,926
8,724	Tempur-Pedic International, Inc.	207,631
9,429	Triarc Cos., Inc., Class B	184,337
6,282	Wolverine World Wide, Inc.	193,297
		2,730,250
	Consumer Staples—4.2%
661	Chattem, Inc.*	37,968
507	Coca-Cola Bottling Co. Consolidated	31,809
1,121	Ingles Markets, Inc., Class A	41,051
843	J & J Snack Foods Corp.	34,799
5,087	NBTY, Inc.*	263,761
111	Seaboard Corp.	213,897
686	USANA Health Sciences, Inc.*	36,413
		659,698
	Energy—3.8%
509	Copano Energy LLC	32,647
13,454	Global Industries Ltd.*	181,226
4,749	Grey Wolf, Inc.*	32,436
877	GulfMark Offshore, Inc.*	31,668
591	Lufkin Industries, Inc.	35,371

3,424	Parker Drilling Co.*	$31,706
644	Swift Energy Co.*	28,555
2,623	USEC, Inc.*	35,568
6,544	Western Refining, Inc.	178,979
		588,156
	Financials—23.5%
1,892	21st Century Insurance Group	40,186
2,296	Advance America Cash Advance Centers, Inc.	32,052
782	Advanta Corp., Class B	36,293
9,215	Alfa Corp.	173,795
969	Argonaut Group, Inc.*	32,500
624	BancFirst Corp.	30,370
1,079	Chittenden Corp.	32,866
824	City Holding Co.	33,042
1,596	CNA Surety Corp.*	33,915
866	Cohen & Steers, Inc.	42,218
1,355	Community Bank System, Inc.	30,704
791	Community Trust Bancorp, Inc.	30,928
968	Credit Acceptance Corp., Inc.*	28,140
4,393	Delphi Financial Group, Class A	173,260
2,402	Downey Financial Corp.	171,839
864	FBL Financial Group, Inc., Class A	33,532
3,344	First Bancorp	35,714
12,270	First Niagara Financial Group, Inc.	177,792
1,078	Frontier Financial Corp.	29,354
2,987	GFI Group, Inc.*	191,109
1,398	Glacier Bancorp, Inc.	32,811
3,241	Hancock Holding Co.	152,295
1,531	Hanmi Financial Corp.	31,355
902	Harleysville Group, Inc.	30,668
1,640	Horace Mann Educators Corp.	32,521
5,764	International Bancshares Corp.	168,943
5,921	IPC Holdings Ltd. (Bermuda)	174,373
720	Midland (The) Co.	33,106
710	Navigators Group, Inc.*	33,931
6,143	Ohio Casualty Corp.	181,464
10,932	Phoenix (The) Cos., Inc.	164,308
692	Portfolio Recovery Associates, Inc.*	30,081
3,472	ProAssurance Corp.*	176,343
956	Prosperity Bancshares, Inc.	33,460
1,793	Provident Financial Services, Inc.	32,633
572	RLI Corp.	31,654
613	Safety Insurance Group, Inc.	29,939
3,180	Selective Insurance Group	163,611
985	State Auto Financial Corp.	31,697
2,679	Sterling Bancshares, Inc.	32,282
1,391	Sterling Financial Corp.	31,798
1,177	Susquehanna Bancshares, Inc.	29,707
5,437	Trustmark Corp.	160,174
4,752	UMB Financial Corp.	173,781
1,328	United America Indemnity Ltd., Class A (Cayman Islands)*	32,031
1,719	Wilshire Bancorp, Inc.	31,372
1,085	WP Carey & Co. LLC	34,340

3,838	Zenith National Insurance Corp.	$175,397
		3,655,684
	Health Care—6.7%
5,253	AMERIGROUP Corp.*	190,474
1,325	Apria Healthcare Group, Inc.*	36,795
2,240	Bio-Rad Laboratories, Inc., Class A*	192,730
670	Biosite, Inc.*	36,100
1,680	Healthspring, Inc.*	33,046
6,778	Immucor, Inc.*	213,778
4,121	Magellan Health Services, Inc.*	168,178
1,313	Meridian Bioscience, Inc.	38,930
971	Molina Healthcare, Inc.*	29,936
599	National Healthcare Corp.	32,885
1,403	Sciele Pharma, Inc.*	33,321
2,501	ViroPharma, Inc.*	42,592
		1,048,765
	Industrials—21.9%
609	Actuant Corp., Class A	30,322
759	Administaff, Inc.	31,073
868	American Woodmark Corp.	39,025
1,110	Applied Industrial Technologies, Inc.	27,217
839	Arkansas Best Corp.	32,067
4,496	Belden CDT, Inc.	194,453
1,587	Cenveo, Inc.*	37,104
606	Ceradyne, Inc.*	32,772
5,241	CLARCOR, Inc.	181,653
758	Clean Harbors, Inc.*	40,659
545	Consolidated Graphics, Inc.*	33,790
629	CRA International, Inc.*	33,916
2,927	EMCOR Group, Inc.*	168,068
1,419	Ennis, Inc.	35,745
4,788	Gardner Denver, Inc.*	184,577
4,133	General Cable Corp.*	178,256
1,292	Healthcare Services Group, Inc.	37,365
770	Heidrick & Struggles International, Inc.*	33,626
1,278	Horizon Lines, Inc., Class A	38,021
1,114	Hub Group, Inc., Class A*	33,264
1,236	II-VI, Inc.*	37,129
11,136	IKON Office Solutions, Inc.	165,926
1,520	Infrasource Services, Inc.*	32,300
766	John H. Harland Co.	38,591
1,390	Korn/Ferry International*	33,193
1,690	Labor Ready, Inc.*	31,738
321	Middleby Corp.	35,881
935	Mueller Industries, Inc.	30,453
3,644	Nordson Corp.	188,469
1,099	Pacer International, Inc.	34,245
1,888	Republic Airways Holdings, Inc.*	36,099
9,306	SAIC, Inc.*	172,626
6,462	Swift Transportation Co., Inc.*	197,221
795	Teledyne Technologies, Inc.*	30,329
3,960	Toro (The) Co.	203,030
1,647	Tredegar Corp.	37,832
7,194	United Rentals, Inc.*	185,246

554	Valmont Industries, Inc.	$30,730
849	Viad Corp.	35,607
1,067	Volt Information Sciences, Inc.*	37,711
5,522	Wabtec Corp.	176,814
3,853	Watson Wyatt Worldwide, Inc., Class A	170,649
873	Woodward Governor Co.	36,526
		3,401,318
	Information Technology—14.3%
7,182	Acxiom Corp.	163,031
1,897	Advanced Energy Industries, Inc.*	32,875
3,172	Amkor Technology, Inc.*	33,401
1,279	Ansoft Corp.*	35,735
6,707	Benchmark Electronics, Inc.*	151,914
5,587	CommScope, Inc.*	180,516
1,450	Covansys Corp.*	32,727
1,189	CSG Systems International, Inc.*	29,820
808	Diodes, Inc.*	29,629
8,594	Emulex Corp.*	152,544
1,488	Gevity HR, Inc.	32,840
1,530	Global Imaging Systems, Inc.*	29,453
5,462	Interdigital Communications Corp.*	189,476
1,145	j2 Global Communications, Inc.*	30,320
1,037	Littelfuse, Inc.*	32,551
913	ManTech International Corp., Class A*	31,152
1,416	MicroStrategy, Inc., Class A*	171,931
11,532	MPS Group, Inc.*	172,749
829	MTS Systems Corp.	35,456
1,843	NetRatings, Inc.*	33,450
991	Park Electrochemical Corp.	26,450
1,489	Paxar Corp.*	32,728
15,157	RealNetworks, Inc.*	161,725
546	Rofin-Sinar Technologies, Inc.*	35,725
2,791	SMART Modular Technologies (WWH), Inc. (Cayman Islands)*	34,664
1,300	Sohu.com, Inc.*	34,918
1,850	Sykes Enterprises, Inc.*	27,029
1,393	SYNNEX Corp.*	26,746
1,156	Syntel, Inc.	38,009
19,224	TIBCO Software, Inc.*	178,399
1,082	Wright Express Corp.*	33,401
		2,231,364
	Materials—5.9%
3,903	Chaparral Steel Co.	200,146
3,804	Cleveland-Cliffs, Inc.	207,928
1,546	Georgia Gulf Corp.	32,172
7,533	Graphic Packaging Corp.*	36,384
1,235	H.B. Fuller Co.	31,949
900	Metal Management, Inc.	36,936
1,960	Olin Corp.	33,006
3,930	OM Group, Inc.*	192,020
885	Quanex Corp.	34,683
1,295	Rock-Tenn Co., Class A	42,372
802	Schnitzer Steel Industries, Inc., Class A	30,877

1,093	Spartech Corp.	$30,626
		909,099
	Telecommunication Services—0.7%
817	Golden Telecom, Inc.	42,305
2,409	Syniverse Holdings, Inc.*	35,364
1,311	USA Mobility, Inc.	26,613
		104,282
	Utilities—0.6%
1,266	Cleco Corp.	32,334
1,057	Otter Tail Corp.	34,172
758	UIL Holdings Corp.	29,418
		95,924
	Total Investments (Cost $15,031,052)(a)—99.1%	15,424,540
	Other assets less liabilities—0.9%	141,261
	Net Assets—100.0%	$15,565,801

*Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $393,488 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $755,880 and aggregate gross unrealized depreciation of $362,392.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets
United States	$15,183,472	97.6%
Bermuda	174,373	1.1
Cayman Islands	66,695	0.4
Total investments	15,424,540	99.1
Other assets less liabilities	141,261	0.9
Net Assets	$15,565,801	100.0%

Schedule of Investments

PowerShares Dynamic Small Cap Growth Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—23.4%
5,760	Arbitron, Inc.	$267,091
48,010	Blockbuster, Inc., Class A*	311,585
6,680	Bright Horizons Family Solutions, Inc.*	261,656
49,998	Carter’s, Inc.*	1,269,949
8,804	Charlotte Russe Holding, Inc.*	268,962
98,499	Charming Shoppes, Inc.*	1,292,307
7,613	Coinstar, Inc.*	230,217
4,767	Deckers Outdoor Corp.*	277,964
54,122	DeVry, Inc.	1,524,077
41,638	DSW, Inc., Class A*	1,669,268
6,056	Gymboree (The) Corp.*	262,164
30,224	Morningstar, Inc.*	1,384,259
48,075	NetFlix, Inc.*	1,096,110
7,721	Pinnacle Entertainment, Inc.*	266,606
12,128	Select Comfort Corp.*	223,640
8,878	Skechers USA, Inc., Class A*	314,636
7,167	Steven Madden Ltd.	213,003
12,565	Strayer Education, Inc.	1,429,520
74,602	Triarc Cos., Inc., Class B	1,458,469
6,227	Tween Brands, Inc.*	212,901
		14,234,384
	Consumer Staples—2.6%
38,459	United Natural Foods, Inc.*	1,270,685
5,423	USANA Health Sciences, Inc.*	287,853
		1,558,538
	Energy—7.1%
5,491	Atwood Oceanics, Inc.*	265,600
10,712	Basic Energy Services, Inc.*	253,982
34,765	Dril-Quip, Inc.*	1,293,258
106,448	Global Industries Ltd.*	1,433,854
8,179	Hercules Offshore, Inc.*	216,253
23,632	Input/Output, Inc.*	323,522
7,565	NATCO Group, Inc., Class A*	262,959
5,587	W-H Energy Services, Inc.*	253,538
		4,302,966
	Financials—6.3%
6,849	Cohen & Steers, Inc.	333,889
23,633	GFI Group, Inc.*	1,512,040
25,801	International Securities Exchange Holdings, Inc.	1,068,935

5,477	Portfolio Recovery Associates, Inc.*	$238,085
6,217	PrivateBancorp, Inc.	232,454
16,823	TradeStation Group, Inc.*	214,661
5,613	World Acceptance Corp.*	247,028
		3,847,092
	Health Care—13.2%
41,563	AMERIGROUP Corp.*	1,507,074
11,285	Conceptus, Inc.*	261,699
29,362	Exelixis, Inc.*	287,748
53,627	Immucor, Inc.*	1,691,395
8,252	Inventiv Health, Inc.*	289,563
10,392	Meridian Bioscience, Inc.	308,123
7,686	Molina Healthcare, Inc.*	236,959
5,036	Palomar Medical Technologies, Inc.*	250,591
8,554	Parexel International Corp.*	280,144
11,104	Sciele Pharma, Inc.*	263,720
7,978	Sunrise Senior Living, Inc.*	285,293
84,825	Valeant Pharmaceuticals International*	1,495,465
19,791	ViroPharma, Inc.*	337,041
5,193	West Pharmaceutical Services, Inc.	252,016
10,804	Wright Medical Group, Inc.*	236,500
		7,983,331
	Industrials—16.1%
6,007	Administaff, Inc.	245,927
4,554	Advisory Board (The) Co.*	256,436
45,577	American Reprographics Co.*	1,427,472
35,574	Belden CDT, Inc.	1,538,576
12,554	Cenveo, Inc.*	293,513
5,999	Clean Harbors, Inc.*	321,786
4,976	CRA International, Inc.*	268,306
10,224	Healthcare Services Group, Inc.	295,678
10,111	Horizon Lines, Inc., Class A	300,802
8,814	Hub Group, Inc., Class A*	263,186
6,198	Huron Consulting Group, Inc.*	321,366
9,784	II-VI, Inc.*	293,911
12,026	Infrasource Services, Inc.*	255,553
2,536	Middleby Corp.*	283,474
13,900	Orbital Sciences Corp.*	237,134
46,308	Owens Corning, Inc.*	1,326,261
63,955	Rollins, Inc.	1,395,498
6,288	Teledyne Technologies, Inc.*	239,887
4,384	Valmont Industries, Inc.	243,180
		9,807,946
	Information Technology—26.9%
10,116	Ansoft Corp.*	282,641
9,784	Blackbaud, Inc.	234,522
28,770	Cymer, Inc.*	1,214,957
6,395	Diodes, Inc.*	234,505
8,675	Forrester Research, Inc.*	244,288
6,751	Hittite Microwave Corp.*	234,800

9,058	j2 Global Communications, Inc.*	$239,856
8,200	Littlefuse, Inc.*	257,398
8,935	Manhattan Associates, Inc.*	250,805
7,219	ManTech International Corp., Class A*	246,312
11,207	MicroStrategy, Inc., Class A*	1,360,754
91,241	MPS Group, Inc.*	1,366,790
9,839	NETGEAR, Inc.*	253,354
14,580	NetRatings, Inc.*	264,627
119,925	RealNetworks, Inc.*	1,279,600
4,322	Rofin-Sinar Technologies, Inc.*	282,788
10,289	Sohu.com, Inc.*	276,363
14,641	Sykes Enterprises, Inc.*	213,905
37,114	Tessera Technologies, Inc.*	1,419,239
44,780	THQ, Inc.*	1,356,834
152,101	TIBCO Software, Inc.*	1,411,497
58,814	Valueclick, Inc.*	1,500,934
39,208	WebEx Communications, Inc.*	1,453,833
9,519	Websense, Inc.*	206,086
8,566	Wright Express Corp.*	264,432
		16,351,120
	Materials—3.5%
87,617	AK Steel Holding Corp.*	1,843,462
38,408	Hecla Mining Co.*	273,849
		2,117,311
	Telecommunication Services—0.5%
29,562	Dobson Communications Corp.*	286,456

	Utilities—0.4%
5,999	UIL Holdings Corp.	232,821

	Total Investments (Cost $57,446,142)(a)—100.0%	60,721,965
	Liabilities in excess of other assets—0.0%	(22,951)
	Net Assets—100.0%	$60,699,014

*            Non-income producing security.

(a)     The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $3,275,823 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $4,705,261 and aggregate gross unrealized depreciation of $1,429,438.

Schedule of Investments

PowerShares Dynamic Small Cap Value Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Consumer Discretionary—7.8%
18,086	Asbury Automotive Group, Inc.	$442,384
14,068	Buckle (The), Inc.	472,403
81,136	Domino’s Pizza, Inc.	2,318,056
7,577	Group 1 Automotive, Inc.	401,581
7,828	IHOP Corp.	416,450
29,994	K2, Inc.*	362,328
13,596	Kellwood Co.	445,949
8,079	Oxford Industries, Inc.	386,095
71,465	Payless ShoeSource, Inc.*	2,426,236
		7,671,482
	Consumer Staples—6.6%
6,456	Coca-Cola Bottling Co. Consolidated	405,049
64,822	NBTY, Inc.*	3,361,021
1,414	Seaboard Corp.	2,724,778
		6,490,848
	Energy—3.1%
11,181	Gulfmark Offshore, Inc.*	403,746
8,214	Swift Energy Co.*	364,209
83,399	Western Refining, Inc.	2,280,962
		3,048,917
	Financials—37.8%
24,113	21st Century Insurance Group	512,160
29,262	Advance America Cash Advance Centers, Inc.	408,498
9,965	Advanta Corp., Class B	462,476
21,572	Alfa Corp.	406,848
12,344	Argonaut Group, Inc.*	414,018
7,947	BancFirst Corp.	386,780
13,744	Chittenden Corp.	418,642
10,500	City Holding Co.	421,050
20,339	CNA Surety Corp.*	432,204
17,266	Community Bank System, Inc.	391,248
10,080	Community Trust Bancorp, Inc.	394,128
55,982	Delphi Financial Group, Inc., Class A	2,207,930
30,608	Downey Financial Corp.	2,189,696
11,000	FBL Financial Group, Inc., Class A	426,910
42,612	First Bancorp.	455,096
156,352	First Niagara Financial Group, Inc.	2,265,540
17,817	Glacier Bancorp, Inc.	418,165
41,293	Hancock Holding Co.	1,940,358
11,505	Harleysville Group, Inc.	391,170
20,895	Horace Mann Educators Corp.	414,348

9,139	Infinity Property & Casualty Corp.	$437,210
75,454	IPC Holdings Ltd. (Bermuda)	2,222,120
9,181	Midland (The) Co.	422,142
9,050	Navigators Group, Inc.*	432,500
78,282	Ohio Casualty Corp.	2,312,450
139,300	Phoenix (The) Cos., Inc.	2,093,679
44,240	ProAssurance Corp.*	2,246,950
22,839	Provident Financial Services, Inc.	415,670
7,288	RLI Corp.	403,318
7,801	Safety Insurance Group, Inc.	381,001
40,522	Selective Insurance Group	2,084,857
12,553	State Auto Financial Corp.	403,956
17,733	Sterling Financial Corp.	405,376
14,995	Susquehanna Bancshares, Inc.	378,474
69,290	Trustmark Corp.	2,041,283
60,557	UMB Financial Corp.	2,214,569
16,922	United America Indemnity, Ltd., Class A (Cayman Islands)*	408,159
13,831	W.P. Carey & Co. LLC	437,751
48,908	Zenith National Insurance Corp.	2,235,096
		37,333,826
	Health Care—5.1%
28,547	Bio-Rad Laboratories, Inc., Class A*	2,456,183
8,537	Biosite, Inc.*	459,974
52,517	Magellan Health Services, Inc.*	2,143,219
		5,059,376
	Industrials—21.6%
11,070	American Woodmark Corp.	497,707
14,155	Applied Industrial Technologies, Inc.	347,081
10,697	Arkansas Best Corp.	408,839
66,790	Clarcor, Inc.	2,314,941
6,937	Consolidated Graphics, Inc.*	430,094
18,080	Ennis, Inc.	455,435
140,939	Heartland Express, Inc.	2,386,097
141,906	IKON Office Solutions, Inc.	2,114,399
9,753	John H. Harland Co.	491,356
21,534	Labor Ready, Inc.*	404,409
78,228	Lennox International, Inc.	2,373,438
11,913	Mueller Industries, Inc.	388,006
14,008	Pacer International, Inc.	436,489
45,155	Regal-Beloit Corp.	2,272,200
24,057	Republic Airways Holdings, Inc.*	459,970
82,337	Swift Transportation Co., Inc.*	2,512,925
50,465	Toro (The) Co.	2,587,341
11,128	Woodward Governor Co.	465,596
		21,346,323
	Information Technology—5.6%
18,481	Covansys Corp.*	417,116
15,146	CSG Systems International, Inc.*	379,862
109,504	Emulex Corp.*	1,943,696
18,968	Gevity HR, Inc.	418,624

19,489	Global Imaging Systems, Inc.*	$375,163
10,560	MTS Systems Corp.	451,651
12,629	Park Electrochemical Corp.	337,068
18,975	Paxar Corp.*	417,071
35,565	SMART Modular Technologies (WWH), Inc. (Cayman Islands)*	441,717
17,745	SYNNEX Corp.*	340,704
		5,522,672
	Materials—8.6%
49,732	Chaparral Steel Co.	2,550,256
19,702	Georgia Gulf Corp.	409,999
15,735	H.B. Fuller Co.	407,064
11,468	Metal Management, Inc.	470,647
24,978	Olin Corp.	420,630
50,087	OM Group, Inc.*	2,447,251
11,277	Quanex Corp.	441,946
16,503	Rock-Tenn Co., Class A	539,978
10,220	Schnitzer Steel Industries, Inc., Class A	393,470
13,918	Spartech Corp.	389,982
		8,471,223
	Telecommunication Services—0.9%
10,405	Golden Telecom, Inc.	538,771
16,710	USA Mobility, Inc.*	339,213
		877,984
	Utilities—3.0%
16,131	Cleco Corp.	411,986
57,053	IDACORP, Inc.	2,108,108
13,470	Otter Tail Corp.	435,485
		2,955,579
	Total Investments
	(Cost $93,483,778)(a)—100.1%	98,778,230
	Liabilities in excess of other assets—(0.1%)	(119,206)
	Net Assets—100.0%	$98,659,024

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $5,294,452 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $7,052,623 and aggregate gross unrealized depreciation of $1,758,171.

*	Non-income producing security.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets
United States	$95,706,234	97.0%
Bermuda	2,222,120	2.2
Cayman Islands	849,876	0.9
Total investments	98,778,230	100.1
Liabilities in excess of other assets	(119,206)	(0.1)
Net Assets	$98,659,024	100.0%

Schedule of Investments

PowerShares Buyback AchieversTM Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.2%
	Consumer Discretionary—25.6%
78	4Kids Entertainment, Inc.*	$1,526
910	American Greetings Corp., Class A	21,858
452	Applebees International, Inc.	11,408
315	Audiovox Corp., Class A*	4,857
1,854	Autoliv, Inc.	111,870
3,195	AutoNation, Inc.*	71,728
1,087	AutoZone, Inc.*	136,560
396	Barnes & Noble, Inc.	15,416
4,463	Bed Bath & Beyond, Inc.*	188,294
1,440	Belo Corp., Class A	26,957
1,188	Black & Decker Corp.	103,689
21	Blair Corp.	881
260	Blue Nile, Inc.*	9,623
1,576	Borders Group, Inc.	33,064
480	Brookfield Homes Corp.	17,429
183	Buckle (The), Inc.	6,145
332	Catalina Marketing Corp.	9,479
470	CBRL Group, Inc.	22,038
198	CEC Entertainment, Inc.*	8,373
2,160	Centex Corp.	115,970
1,056	Circuit City Stores, Inc.	21,553
691	Citadel Broadcasting Corp.	7,338
1,425	Claire’s Stores, Inc.	49,020
10,727	Clear Channel Communications, Inc.	389,605
797	Columbia Sportswear Co.	51,677
371	Cooper Tire & Rubber Co.	5,932
1,465	Corinthian Colleges, Inc.*	19,133
90	CPI Corp.	4,859
69	CSS Industries, Inc.	2,489
470	Cumulus Media, Inc., Class A*	4,860
185	Cutter & Buck, Inc.	2,399
19,365	DIRECTV (The) Group, Inc.*	472,313
667	Dollar Tree Stores, Inc.*	20,984
261	Dover Downs Gaming & Entertainment, Inc.	3,416
113	Dover Motorsports, Inc.	612
93	Duckwall-ALCO Stores, Inc.*	3,286
1,246	EchoStar Communications Corp., Class A*	50,264
209	Emmis Communications Corp., Class A*	1,806
719	Entercom Communications Corp., Class A	20,269
925	Entravision Communications Corp., Class A*	7,400
209	Ethan Allen Interiors, Inc.	7,873
971	Family Dollar Stores, Inc.	31,460
66	Famous Dave’s Of America, Inc.*	1,187
885	Furniture Brands International, Inc.	14,753
264	GameStop Corp., Class A*	14,106

1,452	Gannett Co., Inc.	$84,419
13,828	Gap (The), Inc.	265,083
2,255	Gentex Corp.	39,440
125	Handleman Co.	938
6,186	Harley-Davidson, Inc.	422,318
1,205	Harte-Hanks, Inc.	32,668
2,490	Hasbro, Inc.	70,716
545	Hibbett Sporting Goods, Inc.*	17,500
379	IHOP Corp.	20,163
610	ITT Educational Services, Inc.*	47,336
600	Jackson Hewitt Tax Service, Inc.	21,942
1,312	J. C. Penney Co., Inc.	106,587
1,810	Jones Apparel Group, Inc.	61,830
1,560	KB Home	84,583
455	Kellwood Co.	14,924
5,530	Kohl’s Corp.*	392,132
150	Landry’s Restaurants, Inc.	4,493
8,871	Marriott International, Inc., Class A	427,050
1,918	Marvel Entertainment, Inc.*	53,551
5,855	Mattel, Inc.	142,628
5,973	McGraw-Hill (The) Cos., Inc.	400,669
1,550	Mediacom Communications Corp., Class A*	12,292
215	Midas, Inc.*	4,865
455	Nautilus, Inc.	7,421
86	NVR, Inc.*	59,557
4,730	Office Depot, Inc.*	176,855
414	OfficeMax, Inc.	19,992
2,822	Omnicom Group, Inc.	296,874
1,130	Pacific Sunwear Of California*	22,148
626	Polaris Industries, Inc.	29,272
255	Pre-Paid Legal Services, Inc.	9,914
520	Progressive Gaming International Corp.*	4,774
1,335	Radio One, Inc., Class D*	9,812
968	RadioShack Corp.	21,393
279	Regent Communications, Inc.*	857
444	Rent-A-Center, Inc.*	13,080
57	Rex Stores Corp.*	939
945	Ruby Tuesday, Inc.	27,036
680	Ryland Group, Inc.	38,202
400	Salem Communications Corp., Class A*	4,908
1,940	Service Corp. International	20,661
90	Sharper Image Corp.*	875
1,225	Sonic Corp.*	27,207
310	Standard Motor Products, Inc.	4,904
1,030	Standard-Pacific Corp.	28,263
235	Stanley Furniture Co., Inc.	5,034
793	Station Casinos, Inc.	65,978
1,375	Stewart Enterprises, Inc., Class A	9,776
470	Sturm Ruger & Co., Inc.*	4,893
1,095	Sun-Times Media Group, Inc., Class A*	4,862
190	Superior Uniform Group, Inc.	2,499
1,205	Tempur-Pedic International, Inc.	28,679
910	Timberland Co., Class A*	27,455
57,990	Time Warner, Inc.	1,268,242
189	Trans World Entertainment*	1,058
4,250	Tribune Co.	129,795

332	Valassis Communications, Inc.*	$5,103
10,022	Viacom, Inc., Class B*	407,595
11,632	Walt Disney (The) Co.	409,097
595	WCI Communities, Inc.*	12,882
1,505	Weight Watchers International, Inc.	81,315
859	Yankee Candle Co., Inc.	29,747
4,629	Yum! Brands, Inc.	277,786
		8,450,626
	Consumer Staples—4.0%
6,775	Campbell Soup Co.	260,701
256	Chattem, Inc.*	14,705
968	Clorox Co.	63,327
865	Dean Foods Co.*	38,276
1,264	Del Monte Foods Co.	14,485
237	Delta & Pine Land Co.	9,646
1,086	Energizer Holdings, Inc.*	92,560
2,125	Estee Lauder (The) Cos., Inc., Class A	100,938
389	Flowers Foods, Inc.	10,939
2,283	General Mills, Inc.	130,679
2,965	Hershey (The) Co.	151,334
485	Lancaster Colony Corp.	21,214
798	Performance Food Group Co.*	23,669
5,807	Procter & Gamble Co.	376,699
400	Ralcorp Holdings, Inc.*	22,136
		1,331,308
	Energy—7.5%
6,000	Baker Hughes, Inc.	414,180
6,450	BJ Services Co.	178,407
2,704	Devon Energy Corp.	189,523
17,265	Exxon Mobil Corp.	1,279,336
953	Holly Corp.	50,214
36	K-Sea Transportation Partners L.P.	1,341
3,145	Patterson-UTI Energy, Inc.	75,952
190	Petroleum Development Corp.*	9,734
763	Pioneer Natural Resources Co.	31,283
344	Pogo Producing Co.	17,045
42	Royale Energy, Inc.*	162
3,086	Sunoco, Inc.	194,819
530	Universal Compression Holdings, Inc.*	32,033
		2,474,029
	Financials—14.8%
465	Affiliated Managers Group, Inc.*	51,801
496	AllianceBernstein Holding L.P.	44,685
4,170	Allstate (The) Corp.	250,867
190	American Physicians Capital, Inc.*	7,353
2,533	AmeriCredit Corp.*	68,746
630	Asset Acceptance Capital Corp.*	9,721
402	Associated Estates Realty Corp.	6,549
2,885	Assurant, Inc.	160,348
1,730	Astoria Financial Corp.	51,191

396	Bank Mutual Corp.	$4,673
310	Beverly Hills Bancorp, Inc.	2,434
110	Camden National Corp.	4,950
105	Clark, Inc.	1,735
467	Commerce Bancshares, Inc.	22,939
134	Direct General Corp.	2,787
5,195	Equity Office Properties Trust	288,582
975	Erie Indemnity Co., Class A	53,888
175	Federal Agricultural Mortgage Corp., Class C	4,860
115	First Federal Bankshares Inc.	2,467
740	First Financial Bancorp	12,158
111	First Indiana Corp.	2,636
125	GAMCO Investors, Inc., Class A	4,854
7,318	Genworth Financial, Inc., Class A	255,398
7,576	Goldman Sachs Group, Inc.	1,607,323
850	Hanover Insurance (The) Group, Inc.	40,843
197	Home Properties, Inc.	12,665
470	Housevalues, Inc.*	2,449
9,265	Hudson City Bancorp, Inc.	127,579
4,611	Janus Capital Group, Inc.	94,433
455	KNBT Bancorp, Inc.	7,389
678	Knight Capital Group, Inc., Class A*	12,251
1,910	MGIC Investment Corp.	117,885
4,598	Moody’s Corp.	329,033
3,904	National City Corp.	147,766
1,330	Nuveen Investments, Inc., Class A	65,835
54	NYMAGIC, Inc.	2,199
90	Oak Hill Financial, Inc.	2,481
640	Partners Trust Financial Group, Inc.	7,290
77	Pennfed Financial Services, Inc.	1,569
319	Piper Jaffray Cos.*	21,992
574	PMI (The) Group, Inc.	27,449
1,701	Principal Financial Group, Inc.	104,799
1,070	Provident Financial Services, Inc.	19,474
7,434	Prudential Financial, Inc.	662,592
295	QC Holdings, Inc.	5,033
587	Radian Group, Inc.	35,349
72	Synergy Financial Group, Inc.	1,181
24	Timberland Bancorp, Inc.	878
1,615	Torchmark Corp.	104,959
42	WSFS Financial Corp.	2,914
		4,881,232
	Health Care—12.6%
935	Advanced Medical Optics, Inc.*	34,361
8,850	Aetna, Inc.	373,116
155	America Service Group, Inc.*	2,403
3,035	AmerisourceBergen Corp.	158,973
18,060	Amgen, Inc.*	1,270,883
825	AMICAS, Inc.*	2,525
3,235	Applera Corp. - Applied Biosystems Group	112,449
615	Apria Healthcare Group, Inc.*	17,079
230	Biosite, Inc.*	12,392
6,239	Cardinal Health, Inc.	445,590
1,030	Charles River Laboratories International, Inc.*	46,350

2,374	CIGNA Corp.	$314,318
405	Conmed Corp.*	9,801
72	Corvel Corp.*	3,393
4,170	Emdeon Corp.*	59,464
2,270	Express Scripts, Inc.*	157,810
6,833	Forest Laboratories, Inc.*	383,400
209	IDEXX Laboratories, Inc.*	17,934
3,305	IMS Health, Inc.	95,382
720	Invitrogen Corp.*	44,086
2,080	Laboratory Corp. of America Holdings*	152,755
1,622	Manor Care, Inc.	86,355
326	Medicis Pharmaceutical Corp., Class A	12,365
102	Molecular Devices Corp.*	3,588
1,312	Mylan Laboratories, Inc.	29,048
228	Odyssey HealthCare, Inc.*	2,829
99	PDI, Inc.*	965
1,870	PerkinElmer, Inc.	44,637
526	PolyMedica Corp.	21,061
640	Savient Pharmaceuticals, Inc.*	9,555
1,140	STERIS Corp.	29,458
233	Techne Corp.*	13,523
248	Trizetto Group*	5,144
195	Varian, Inc.*	10,434
84	Vital Signs, Inc.	4,368
2,135	Waters Corp.*	121,033
1,620	Watson Pharmaceuticals, Inc.*	44,096
		4,152,923
	Industrials—5.9%
541	Adesa, Inc.	15,700
593	Albany International Corp., Class A	20,126
546	Alliant Techsystems, Inc.*	44,226
284	Belden CDT, Inc.	12,283
653	Bowne & Co., Inc.	9,821
750	Brink’s (The) Co.	46,613
1,090	CBIZ, Inc.*	7,303
485	Central Parking Corp.	9,661
785	Con-way, Inc.	39,046
607	Diamond Management & Technology Consultants, Inc.	7,575
365	Dollar Thrifty Automotive Group*	17,202
1,021	Dun & Bradstreet (The) Corp.	86,785
284	EGL, Inc.*	10,823
255	Exponent, Inc.*	4,746
219	Florida East Coast Industries, Inc.	13,271
249	FTI Consulting, Inc.*	6,825
285	GP Strategies Corp.*	2,434
280	Heidrick & Struggles International, Inc.*	12,228
1,040	Herman Miller, Inc.	39,104
820	HNI Corp.	39,803
771	IKON Office Solutions, Inc.	11,488
3,533	Illinois Tool Works, Inc.	180,148
245	Innovative Solutions & Support, Inc.*	4,648
2,185	JB Hunt Transport Services, Inc.	54,909
390	John H. Harland Co.	19,648
1,920	Joy Global, Inc.	89,222

1,165	Kansas City Southern*	$35,020
770	Knoll, Inc.	16,932
170	Lawson Products	7,546
8,645	Masco Corp.	276,555
219	Mesa Air Group, Inc.*	1,640
45	Middleby Corp.*	5,030
345	NCI Building Systems, Inc.*	19,637
520	Nordson Corp.	26,894
66	PAM Transportation Services*	1,451
24	Paragon Technologies, Inc.*	140
70	Preformed Line Products Co.	2,436
2,982	Republic Services, Inc.	128,972
3,158	Rockwell Automation, Inc.	193,302
995	Ryder System, Inc.	54,267
910	Spherion Corp.*	7,489
1,195	SPX Corp.	83,877
2,195	Textron, Inc.	204,509
885	Toro (The) Co.	45,374
89	United Industrial Corp.	4,495
490	United Stationers, Inc.*	24,970
135	US Xpress Enterprises, Inc., Class A*	2,493
		1,948,667
	Information Technology—23.9%
1,400	Acxiom Corp.	31,780
1,085	ADTRAN, Inc.	24,044
657	Advent Software, Inc.*	23,488
2,570	Agere Systems, Inc.*	51,760
6,865	Agilent Technologies, Inc.*	219,680
185	Agilysys, Inc.	3,506
5,725	Analog Devices, Inc.	187,494
117	Anaren, Inc.*	1,931
23,720	Applied Materials, Inc.	420,555
590	ATMI, Inc.*	19,730
7,490	BEA Systems, Inc.*	92,352
3,270	BMC Software, Inc.*	112,455
487	Borland Software Corp.*	2,659
7,810	CA, Inc.	191,736
185	Captaris, Inc.*	1,630
111	Catalyst Semiconductor, Inc.*	391
15,558	Cisco Systems, Inc.*	413,687
885	Cognex Corp.	19,311
2,890	Computer Sciences Corp.*	151,609
5,730	Compuware Corp.*	51,398
180	Cyberoptics Corp.*	2,435
14,634	Dell, Inc.*	354,875
1,130	Diebold, Inc.	52,376
565	Digital Insight Corp.*	21,973
207	Ditech Networks, Inc.*	1,484
1,426	DST Systems, Inc.*	100,504
242	Dycom Industries, Inc.*	5,476
2,564	EarthLink, Inc.*	18,743
66	Edgewater Technology, Inc.*	417
294	eFunds Corp.*	7,856
167	Embarcadero Technologies, Inc.*	1,045

34,815	EMC Corp.	$487,061
48	ePlus, Inc.*	535
183	eSpeed, Inc., Class A*	1,464
249	Exar Corp.*	3,262
1,512	Fair Isaac Corp.	60,208
8,652	First Data Corp.	215,089
3,974	Fiserv, Inc.*	208,913
1,140	Flir Systems, Inc.*	35,237
716	Gartner, Inc.*	15,652
440	Gevity HR, Inc.	9,711
472	Hewitt Associates, Inc., Class A*	12,716
9,593	Hewlett-Packard Co.	415,185
185	InfoSpace, Inc.*	4,299
4,067	International Business Machines Corp.	403,243
2,470	Intersil Corp., Class A	58,193
2,095	Intuit, Inc.*	65,888
108	Keynote Systems, Inc.*	1,277
2,326	Lexmark International, Inc., Class A*	146,608
153	Manhattan Associates, Inc.*	4,295
1,440	Micrel, Inc.*	14,558
41,395	Microsoft Corp.	1,277,449
160	MicroStrategy, Inc., Class A*	19,427
285	MTS Systems Corp.	12,189
5,780	National Semiconductor Corp.	133,691
207	Newport Corp.*	4,132
1,300	NMS Communications Corp*	2,652
5,120	Novell, Inc.*	37,120
2,165	Novellus Systems, Inc.*	66,747
215	Numerex Corp., Class A*	2,503
324	Omnivision Technologies, Inc.*	3,739
1,285	Polycom, Inc.*	43,202
960	QLogic Corp.*	17,568
640	Renaissance Learning, Inc.	9,517
625	Sigmatel, Inc.*	2,425
321	SimpleTech, Inc.*	3,512
395	SM&A*	2,489
5,673	Solectron Corp.*	18,437
447	SonicWALL, Inc.*	3,768
19,090	Symantec Corp.*	338,084
815	Synopsys, Inc.*	21,679
519	Tektronix, Inc.	14,672
95	TESSCO Technologies, Inc.*	2,123
34,999	Texas Instruments, Inc.	1,091,618
144	TNS, Inc.*	2,467
57	Track Data Corp.	188
240	Travelzoo, Inc.*	7,334
231	Tyler Technologies, Inc.*	3,211
800	Websense, Inc.*	17,320
		7,911,037
	Materials—3.0%
160	AEP Industries, Inc.*	7,461
1,054	Ashland, Inc.	73,306
664	Ball Corp	30,756
635	Cleveland-Cliffs, Inc.	34,709

715	Eagle Materials, Inc.	$35,314
5,652	EI Du Pont de Nemours & Co.	280,113
7,695	International Paper Co.	259,322
1,152	MeadWestvaco Corp.	34,721
2,345	Pactiv Corp.*	76,072
465	A. Schulman Inc.	9,709
542	Steel Dynamics, Inc.	21,252
1,400	Vulcan Materials Co.	142,576
		1,005,311
	Telecommunication Services—0.6%
1,860	CenturyTel, Inc.	83,402
3,340	Crown Castle International Corp.*	117,434
940	IDT Corp., Class B*	12,643
141	LCC International, Inc., Class A*	570
		214,049
	Utilities—2.3%
200	Central Vermont Public Service Corp.	5,008
1,230	Entergy Corp.	114,206
817	NRG Energy, Inc.*	48,963
698	Oneok, Inc.	29,951
8,038	PG&E Corp.	375,213
2,991	TXU Corp.	161,753
215	Unisource Energy Corp.	8,067
		743,161
	Total Investments
	(Cost $32,966,165)(a)—100.2%	33,112,343
	Liabilities in excess of other assets—(0.2%)	(61,486)
	Net Assets—100.0%	$33,050,857

*	Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $146,178 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $179,462 and aggregate gross unrealized depreciation of $33,284.

Schedule of Investments

PowerShares Dividend AchieversTM Portfolio

January 31, 2007  (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—7.2%
794	Applebee’s International, Inc.	$20,041
97	Bandag, Inc.	4,942
568	Cedar Fair, L.P.	16,239
136	Courier Corp.	5,407
1,496	Family Dollar Stores, Inc.	48,470
2,634	Gannett Co., Inc.	153,141
1,868	Genuine Parts Co.	88,767
2,797	Harley-Davidson, Inc.	190,951
804	Harte-Hanks, Inc.	21,796
192	Haverty Furniture Cos., Inc.	2,940
22,042	Home Depot (The), Inc.	897,992
1,974	Johnson Controls, Inc.	182,516
523	La-Z-Boy, Inc.	6,736
1,950	Leggett & Platt, Inc.	47,268
15,584	Lowe’s Cos., Inc.	525,337
326	Matthews International Corp., Class A	13,219
13,612	McDonald’s Corp.	603,693
3,877	McGraw-Hill (The) Cos., Inc.	260,069
238	Media General, Inc., Class A	9,522
397	Meredith Corp.	23,407
1,622	New York Times (The) Co., Class A	37,452
2,500	Nordstrom, Inc.	139,275
421	Polaris Industries, Inc.	19,686
1,375	Ross Stores, Inc.	44,536
3,090	ServiceMaster (The) Co.	40,325
1,371	Sherwin-Williams (The) Co.	94,736
790	Stanley Works (The)	45,235
271	Superior Industries International, Inc.	5,520
602	Talbots (The), Inc.	14,207
8,754	Target Corp.	537,146
4,740	TJX (The) Cos., Inc.	140,162
1,331	VF Corp.	100,983
587	Wolverine World Wide, Inc.	18,062
		4,359,778
	Consumer Staples—18.8%
21,922	Altria Group, Inc.	1,915,764
7,998	Anheuser-Busch Cos., Inc.	407,658
7,213	Archer-Daniels-Midland Co.	230,816
4,619	Avon Products, Inc.	158,847
664	Church & Dwight Co., Inc.	30,086
1,611	Clorox Co.	105,392
25,441	Coca-Cola (The) Co.	1,218,115
5,399	Colgate-Palmolive Co.	368,752
1	ConAgra Foods, Inc.	26
1,783	Hershey (The) Co.	91,004

1,475	Hormel Foods Corp.	$55,903
4,892	Kimberly-Clark Corp.	339,505
333	Lancaster Colony Corp.	14,565
1,267	McCormick & Co., Inc.	49,464
17,065	PepsiCo, Inc.	1,113,321
33,690	Procter & Gamble (The) Co.	2,185,469
1	Sara Lee Corp.	17
2,127	SUPERVALU, Inc.	80,783
7,169	Sysco Corp.	247,689
390	Tootsie Roll Industries, Inc.	12,371
284	Universal Corp.	13,726
10,879	Walgreen Co.	492,819
43,374	Wal-Mart Stores, Inc.	2,068,505
2,381	Wm. Wrigley Jr. Co.	122,669
		11,323,266
	Energy—8.3%
394	Buckeye Partners LP	20,409
24,053	Chevron Corp.	1,752,983
40,920	Exxon Mobil Corp.	3,032,171
1,050	Helmerich & Payne, Inc.	28,172
571	Holly Corp.	30,086
1,688	Kinder Morgan Energy Partners, L.P.	85,092
797	TEPPCO Partners, L.P.	33,076
		4,981,989
	Financials—31.9%
269	1st Source Corp.	7,766
5,189	AFLAC, Inc.	247,048
218	Alabama National BanCorp.	15,330
876	Alfa Corp.	16,521
6,874	Allstate (The) Corp.	413,540
1,162	AMBAC Financial Group, Inc.	102,372
29,255	American International Group, Inc.	2,002,504
230	Anchor BanCorp Wisconsin, Inc.	6,868
1,078	Arthur J. Gallagher & Co.	30,906
1,442	Associated Banc-Corp	49,201
1,091	Astoria Financial Corp.	32,283
187	BancFirst Corp.	9,101
904	BancorpSouth, Inc.	22,898
50,007	Bank of America Corp.	2,629,367
554	Bank of Hawaii Corp.	29,002
632	BankAtlantic Bancorp, Inc., Class A	8,393
138	Banner Corp.	5,912
6,066	BB&T Corp.	256,349
1,515	Brown & Brown, Inc.	42,905
204	Capital City Bank Group, Inc.	7,014
648	CBL & Associates Properties, Inc.	30,411
294	Chemical Financial Corp.	8,761
502	Chittenden Corp.	15,291
4,490	Chubb (The) Corp.	233,660
1,870	Cincinnati Financial Corp.	83,664
54,340	Citigroup, Inc.	2,995,763
516	City National Corp.	37,116

1,725	Colonial BancGroup (The), Inc.	$42,332
464	Colonial Properties Trust	22,806
1,711	Comerica, Inc.	101,462
2,152	Commerce Bancorp, Inc.	72,695
751	Commerce Bancshares, Inc.	36,889
735	Commerce Group (The), Inc.	22,182
328	Community Bank System, Inc.	7,432
279	Community Banks, Inc.	7,089
171	Community Trust Bancorp, Inc.	6,686
1,392	Compass Bancshares, Inc.	84,773
663	Corus Bankshares, Inc.	14,122
675	Cullen/Frost Bankers, Inc.	36,133
955	CVB Financial Corp.	11,938
1,358	Duke Realty Corp.	59,915
250	EastGroup Properties, Inc.	13,685
1,316	Eaton Vance Corp.	45,139
655	Erie Indemnity Co., Class A	36,202
228	Essex Property Trust, Inc.	32,910
668	F.N.B. Corp.	11,750
554	Federal Realty Investment Trust	51,755
6,273	Fifth Third Bancorp	250,293
150	First Bancorp	3,825
225	First Busey Corp.	5,290
377	First Charter Corp.	9,067
811	First Commonwealth Financial Corp.	10,665
118	First Community Bancshares, Inc.	4,796
228	First Financial Bankshares, Inc.	9,398
156	First Financial Corp.	5,146
145	First Financial Holdings, Inc.	5,143
191	First Indiana Corp.	4,536
554	First Midwest Bancorp, Inc.	20,797
236	First State Bancorp.	5,456
939	FirstMerit Corp.	21,146
222	Flushing Financial Corp.	3,883
2,556	Franklin Resources, Inc.	304,445
7,880	Freddie Mac	511,648
1,960	Fulton Financial Corp.	31,360
2,262	General Growth Properties, Inc.	139,158
582	Glacier Bancorp, Inc.	13,660
531	Greater Bay Bancorp	14,836
343	Harleysville Group, Inc.	11,662
328	Harleysville National Corp.	6,330
3,394	Hartford Financial Services Group (The), Inc.	322,125
1,258	HCC Insurance Holdings, Inc.	39,287
1,904	Health Care Property Investors, Inc.	78,540
482	Healthcare Realty Trust, Inc.	20,427
182	Heartland Financial USA, Inc.	5,203
390	Hilb Rogal & Hobbs Co.	16,478
328	Home Properties, Inc.	21,087
132	Horizon Financial Corp.	3,284
110	IBERIABANK Corp.	6,342
260	Independent Bank Corp.	5,738
668	Investors Financial Services Corp.	31,242
332	Irwin Financial Corp.	7,248
4,343	KeyCorp	165,772
2,377	Kimco Realty Corp.	117,899

1,290	Legg Mason, Inc.	$135,257
5,510	Lehman Brothers Holdings, Inc.	453,142
603	Lexington Realty Trust	12,832
928	Liberty Property Trust	48,015
3,002	Lincoln National Corp.	201,554
1,208	M&T Bank Corp.	146,542
710	Macerich (The) Co.	67,826
353	MAF Bancorp, Inc.	15,864
202	MainSource Financial Group, Inc.	3,434
2,901	Marshall & Ilsley Corp.	136,521
1,479	MBIA, Inc.	106,237
1,350	Mercantile Bankshares Corp.	63,599
591	Mercury General Corp.	30,827
190	Midland (The) Co.	8,736
6,579	National City Corp.	249,015
537	National Penn Bancshares, Inc.	10,096
619	National Retail Properties, Inc.	14,701
2,359	Northern Trust Corp.	143,309
892	Nuveen Investments, Inc., Class A	44,154
721	Old National Bancorp	13,512
2,578	Old Republic International Corp.	57,489
143	Old Second Bancorp, Inc.	4,137
144	Omega Financial Corp.	4,765
533	Pacific Capital Bancorp	17,035
150	Park National Corp.	14,780
120	Peoples Bancorp, Inc.	3,481
1,499	People’s Bank	67,440
8,315	Progressive (The) Corp.	192,825
2,524	ProLogis	164,060
735	Protective Life Corp.	35,964
356	Provident Bankshares Corp.	12,617
1,036	Realty Income Corp.	29,816
677	Regency Centers Corp.	58,967
182	Renasant Corp.	5,167
266	RLI Corp.	14,720
281	S&T Bancorp, Inc.	9,739
168	Sandy Spring Bancorp, Inc.	6,050
216	Seacoast Banking Corp. of Florida	4,992
1,034	SEI Investments Co.	64,449
160	Simmons First National Corp., Class A	4,918
1,287	Sky Financial Group, Inc.	36,486
4,674	SLM Corp.	214,817
843	South Financial Group (The), Inc.	21,783
161	Southwest Bancorp, Inc.	4,289
208	Sovran Self Storage, Inc.	12,480
474	State Auto Financial Corp.	15,253
3,451	State Street Corp.	245,194
209	Sterling Bancorp	3,887
839	Sterling Bancshares, Inc.	10,110
336	Sterling Financial Corp.	7,681
199	Sun Communities, Inc.	6,290
3,918	SunTrust Banks, Inc.	325,586
586	Susquehanna Bancshares, Inc.	14,791
162	S.Y. Bancorp, Inc.	4,442
3,403	Synovus Financial Corp.	108,658
2,617	T. Rowe Price Group, Inc.	125,590

325	Tanger Factory Outlet Centers	$13,195
506	Taubman Centers, Inc.	29,485
1,509	TCF Financial Corp.	38,298
700	Transatlantic Holdings, Inc.	43,953
704	Trustmark Corp.	20,740
19,300	U.S. Bancorp	687,079
458	UMB Financial Corp.	16,749
475	United Bankshares, Inc.	17,347
1,414	United Dominion Realty Trust, Inc.	46,365
123	Universal Health Realty Income Trust	4,974
1,291	Valley National Bancorp	33,063
1,580	Vornado Realty Trust	193,313
970	Washington Federal, Inc.	22,494
10,394	Washington Mutual, Inc.	463,468
457	Washington Real Estate Investment Trust	19,537
148	Washington Trust Bancorp, Inc.	4,070
591	Webster Financial Corp.	29,444
860	Weingarten Realty Investors	42,579
35,843	Wells Fargo & Co.	1,287,480
241	WesBanco, Inc.	7,664
72	Wesco Financial Corp.	34,834
176	West Coast Bancorp	5,877
338	Westamerica Bancorp	16,849
734	Whitney Holding Corp.	23,224
756	Wilmington Trust Corp.	31,699
		19,260,754
	Health Care—11.9%
15,237	Abbott Laboratories	807,561
506	Arrow International, Inc.	17,032
629	Beckman Coulter, Inc.	40,583
2,473	Becton, Dickinson & Co.	190,273
1,133	C.R. Bard, Inc.	93,495
3,954	Cardinal Health, Inc.	282,395
1,593	DENTSPLY International, Inc.	49,128
11,973	Eli Lilly & Co.	647,979
666	Hillenbrand Industries, Inc.	37,969
31,057	Johnson & Johnson	2,074,607
12,558	Medtronic, Inc.	671,225
1	Merck & Co., Inc.	45
234	Meridian Bioscience, Inc.	6,938
76,915	Pfizer, Inc.	2,018,249
3,898	Stryker Corp.	241,442
379	West Pharmaceutical Services, Inc.	18,393
		7,197,314
	Industrials—11.8%
7,799	3M Co.	579,466
236	A.O. Smith Corp.	9,051
467	ABM Industries, Inc.	12,067
1,182	Avery Dennison Corp.	80,802
148	Badger Meter, Inc.	4,285
538	Brady Corp., Class A	20,148
489	Briggs & Stratton Corp.	14,494

324	Carlisle Cos., Inc.	$26,387
6,939	Caterpillar, Inc.	444,582
1,647	Cintas Corp.	67,774
542	Clarcor, Inc.	18,786
3,323	Danaher Corp.	246,101
869	Donaldson Co., Inc.	30,606
2,252	Dover Corp.	111,699
8,595	Emerson Electric Co.	386,517
2,236	Expeditors International of Washington, Inc.	95,455
253	Franklin Electric Co., Inc.	12,746
4,184	General Dynamics Corp.	326,980
82,766	General Electric Co.	2,983,714
134	Gorman-Rupp (The) Co.	5,414
422	Harsco Corp.	36,241
487	HNI Corp.	23,639
5,990	Illinois Tool Works, Inc.	305,430
238	LSI Industries, Inc.	4,543
4,080	Masco Corp.	130,519
270	McGrath RentCorp	8,270
373	Mine Safety Appliances Co.	14,305
69	NACCO Industries, Inc., Class A	9,967
354	Nordson Corp.	18,309
1,209	Parker Hannifin Corp.	100,057
1,108	Pentair, Inc.	34,525
2,309	Pitney Bowes, Inc.	110,532
184	Raven Industries, Inc.	5,231
907	Roper Industries, Inc.	47,091
413	Teleflex, Inc.	27,580
194	Tennant Co.	5,998
10,252	United Technologies Corp.	697,341
200	Universal Forest Products, Inc.	9,780
843	W.W. Grainger, Inc.	65,459
		7,131,891
	Information Technology—3.6%
6,155	Automatic Data Processing, Inc.	293,717
735	Diebold, Inc.	34,067
15,939	International Business Machines Corp.	1,580,352
979	Jack Henry & Associates, Inc.	20,892
3,177	Linear Technology Corp.	98,328
4,044	Paychex, Inc.	161,800
		2,189,156
	Materials—2.2%
2,216	Air Products & Chemicals, Inc.	165,447
468	Albemarle Corp.	36,495
356	AptarGroup, Inc.	21,720
1,148	Bemis Co., Inc.	38,929
2,803	Ecolab, Inc.	123,052
670	H.B. Fuller Co.	17,333
443	Martin Marietta Materials, Inc.	51,131
343	Myers Industries, Inc.	5,906
2,864	Nucor Corp.	184,843
1,742	PPG Industries, Inc.	115,477

3,302	Praxair, Inc.	$208,224
2,365	Rohm & Haas Co.	123,122
1,176	RPM International, Inc.	27,318
1,452	Sigma-Aldrich Corp.	55,103
1,066	Sonoco Products Co.	41,041
1,062	Valspar (The) Corp.	29,927
905	Vulcan Materials Co.	92,165
		1,337,233
	Telecommunication Services—2.6%
1	ALLTEL Corp.	61
40,387	AT&T, Inc.	1,519,763
1,213	CenturyTel, Inc.	54,391
		1,574,215
	Utilities—1.7%
183	American States Water Co.	7,172
1,442	Aqua America, Inc.	32,027
962	Atmos Energy Corp.	30,053
356	Black Hills Corp.	13,197
228	California Water Service Group	9,065
2,765	Consolidated Edison, Inc.	133,494
802	Energen Corp.	37,117
4,212	FPL Group, Inc.	238,610
1,964	MDU Resources Group, Inc.	50,769
232	MGE Energy, Inc.	7,930
851	National Fuel Gas Co.	34,627
308	New Jersey Resources Corp.	14,353
307	Otter Tail Corp.	9,925
425	Peoples Energy Corp.	18,509
825	Piedmont Natural Gas Co., Inc.	21,293
1,070	Pinnacle West Capital Corp.	52,205
2,827	Progress Energy, Inc.	134,396
971	Questar Corp.	78,845
390	SJW Corp.	15,542
269	Southwest Water Co.	3,527
1,125	UGI Corp.	30,836
829	Vectren Corp.	23,312
545	WGL Holdings, Inc.	17,238
472	WPS Resources Corp.	25,040
		1,039,082
	Total Common Stocks (Cost $55,339,875)	60,394,678
	Money Market Fund—0.0%
16,304	AIM Liquid Asset Portfolio Private Class* (Cost $16,304)	16,304

Total Investments (Cost $55,356,179)(a)—100.0%	$60,410,982
Liabilities in excess of other assets—(0.0%)	(10,082)
Net Assets—100.0%	$60,400,900

* Affiliated investment

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $5,054,803 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $5,147,797 and aggregate gross unrealized depreciation of $92,994.

Schedule of Investments

PowerShares High Yield Equity Dividend Achievers TM Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—98.8%
	Consumer Discretionary—2.5%
239,267	La-Z-Boy, Inc.	$3,081,759
628,051	ServiceMaster (The) Co.	8,196,066
		11,277,825
	Consumer Staples—4.0%
101,959	Altria Group, Inc.	8,910,197
1,792	ConAgra Foods, Inc.	46,072
2,287	Sara Lee Corp.	39,222
188,351	Universal Corp.	9,103,004
		18,098,495
	Financials—59.1%
314,557	Arthur J. Gallagher & Co.	9,018,349
1,516	Associated Banc-Corp.	51,726
166,986	BancorpSouth, Inc.	4,229,755
182,274	Bank of America Corp.	9,583,967
203,342	BB&T Corp.	8,593,233
19,902	Chemical Financial Corp.	593,080
145,771	Citigroup, Inc.	8,036,355
153,806	Comerica, Inc.	9,120,696
101,185	Commerce Group (The), Inc.	3,053,763
345,413	Community Bank System, Inc.	7,827,059
119,705	Community Trust Bancorp, Inc.	4,680,466
460,551	Corus Bankshares, Inc.	9,809,736
652,255	F.N.B. Corp.	11,473,166
223,736	Fifth Third Bancorp	8,927,066
308,444	First Bancorp	7,865,322
861,209	First Commonwealth Financial Corp.	11,324,899
486,186	FirstMerit Corp.	10,948,909
197,715	Fulton Financial Corp.	3,163,440
415,768	Harleysville National Corp.	8,024,322
215,001	KeyCorp	8,206,588
51,450	Mercury General Corp.	2,683,632
253,297	National City Corp.	9,587,291
83,515	National Penn Bancshares, Inc.	1,570,082
530,035	Old National Bancorp	9,932,856
238,621	Omega Financial Corp.	7,895,969
85,570	Park National Corp.	8,431,212
85,015	Provident Bankshares Corp.	3,012,932
165,612	S&T Bancorp, Inc.	5,740,112
279,790	Sky Financial Group, Inc.	7,932,047
454,335	Sterling Bancorp	8,450,631
326,327	Susquehanna Bancshares, Inc.	8,236,493
291,599	TCF Financial Corp.	7,400,783
277,487	U.S. Bancorp	9,878,537

144,316	Valley National Bancorp	$3,695,933
342,492	Washington Federal, Inc.	7,942,389
236,325	Washington Mutual, Inc.	10,537,732
187,613	WesBanco, Inc.	5,966,093
40,314	Whitney Holding Corp.	1,275,535
		264,702,156
	Health Care—1.9%
1,263	Merck & Co., Inc.	56,519
315,805	Pfizer, Inc.	8,286,723
		8,343,242
	Industrials—2.4%
239,953	Emerson Electric Co.	10,790,686

	Materials—1.7%
329,871	RPM International, Inc.	7,662,903

	Telecommunication Services—1.9%
228,153	AT&T, Inc.	8,585,397

	Utilities—25.3%
289,010	Atmos Energy Corp.	9,028,672
215,122	Black Hills Corp.	7,974,573
223,258	Consolidated Edison, Inc.	10,778,896
1,068	FPL Group, Inc.	60,502
243,492	MGE Energy, Inc.	8,322,557
1,390	National Fuel Gas Co.	56,559
25,573	New Jersey Resources Corp.	1,191,702
256,984	Otter Tail Corp.	8,308,293
251,630	Peoples Energy Corp.	10,958,487
306,386	Piedmont Natural Gas Co., Inc.	7,907,823
182,748	Pinnacle West Capital Corp.	8,916,275
232,850	Progress Energy, Inc.	11,069,688
356,840	Vectren Corp.	10,034,341
294,840	WGL Holdings, Inc.	9,325,789
179,215	WPS Resources Corp.	9,507,356
		113,441,513
	Total Investments (Cost $434,657,062)(a)—98.8%	442,902,217
	Other assets less liabilities—1.2%	5,420,864
	Net Assets—100.0%	$448,323,081

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $8,245,155 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $18,633,435 and aggregate gross unrealized depreciation of $10,388,280.

Schedule of Investments

PowerShares High Growth Rate Dividend AchieversTM Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—14.7%
1,977	Applebee’s International, Inc.	$49,899
336	Courier Corp.	13,359
6,973	Harley-Davidson, Inc.	476,047
2,003	Harte-Hanks, Inc.	54,301
36,980	Home Depot (The), Inc.	1,506,566
1,320	John Wiley & Sons, Inc., Class A	49,051
38,852	Lowe’s Cos., Inc.	1,309,701
33,937	McDonald’s Corp.	1,505,106
1,050	Polaris Industries, Inc.	49,098
3,425	Ross Stores, Inc.	110,936
11,816	TJX Cos. (The), Inc.	349,399
1,465	Wolverine World Wide, Inc.	45,078
		5,518,541
	Consumer Staples—5.6%
17,870	Sysco Corp.	617,408
30,988	Wal-Mart Stores, Inc.	1,477,818
		2,095,226
	Energy—0.8%
1,426	Holly Corp.	75,136
4,208	Kinder Morgan Energy Partners, L.P.	212,125
		287,261
	Financials—45.7%
12,937	AFLAC, Inc.	615,930
544	Alabama National BanCorp.	38,254
21,592	American International Group, Inc.	1,477,972
574	Anchor BanCorp Wisconsin, Inc.	17,140
2,685	Arthur J. Gallagher & Co.	76,979
2,720	Astoria Financial Corp.	80,485
461	BancFirst Corp.	22,437
28,679	Bank of America Corp.	1,507,942
344	Banner Corp.	14,737
3,773	Brown & Brown, Inc.	106,851
27,300	Citigroup, Inc.	1,505,048
1,285	City National Corp.	92,430
5,364	Commerce Bancorp, Inc.	181,196
1,651	Corus Bankshares, Inc.	35,166
2,380	CVB Financial Corp.	29,750
3,279	Eaton Vance Corp.	112,470
1,630	Erie Indemnity Co., Class A	90,090
15,635	Fifth Third Bancorp	623,837
372	First BanCorp.	9,486
590	First State Bancorp.	13,641
552	Flushing Financial Corp.	9,654
1,954	Forest City Enterprises, Inc., Class A	118,119
19,644	Freddie Mac	1,275,485
1,451	Glacier Bancorp, Inc.	34,055

1,325	Greater Bay Bancorp	$37,021
3,136	HCC Insurance Holdings, Inc.	97,937
272	IBERIABANK Corp.	15,681
648	Independent Bank Corp.	14,301
1,664	Investors Financial Services Corp.	77,825
826	Irwin Financial Corp.	18,032
3,215	Legg Mason, Inc.	337,093
13,734	Lehman Brothers Holdings, Inc.	1,129,484
3,008	M&T Bank Corp.	364,900
879	MAF Bancorp, Inc.	39,502
1,473	Mercury General Corp.	76,832
2,224	Nuveen Investments, Inc., Class A	110,088
6,422	Old Republic International Corp.	143,211
357	Old Second Bancorp, Inc.	10,328
1,329	Pacific Capital Bancorp	42,475
3,741	People’s Bank	168,308
884	Provident Bankshares Corp.	31,329
2,579	SEI Investments Co.	160,749
3,203	Sky Financial Group, Inc.	90,805
11,650	SLM Corp.	535,434
400	Southwest Bancorp, Inc.	10,656
1,181	State Auto Financial Corp.	38,005
8,604	State Street Corp.	611,314
519	Sterling Bancorp	9,653
404	S.Y. Bancorp, Inc.	11,078
8,488	Synovus Financial Corp.	271,022
6,525	T. Rowe Price Group, Inc.	313,135
3,760	TCF Financial Corp.	95,429
41,716	U.S. Bancorp	1,485,089
25,913	Washington Mutual, Inc.	1,155,461
41,054	Wells Fargo & Co.	1,474,660
440	West Coast Bancorp	14,692
842	Westamerica Bancorp	41,974
		17,122,657
	Health Care—16.9%
1,260	Arrow International, Inc.	42,412
6,168	Becton, Dickinson & Co.	474,566
9,856	Cardinal Health, Inc.	703,916
22,311	Johnson & Johnson	1,490,375
28,000	Medtronic, Inc.	1,496,599
587	Meridian Bioscience, Inc.	17,405
56,635	Pfizer, Inc.	1,486,102
9,719	Stryker Corp.	601,995
		6,313,370
	Industrials—9.4%
4,104	Cintas Corp.	168,880
8,284	Danaher Corp.	613,513
2,166	Donaldson Co., Inc.	76,287
5,571	Expeditors International of Washington, Inc.	237,826
632	Franklin Electric, Co., Inc.	31,840
14,934	Illinois Tool Works, Inc.	761,485
592	LSI Industries, Inc.	11,301
675	McGrath Rentcorp	20,675
931	Mine Safety Appliances Co.	35,704
459	Raven Industries, Inc.	13,049
22,468	United Technologies Corp.	1,528,273
		3,498,833

	Information Technology—3.8%
15,344	Automatic Data Processing, Inc.	$732,215
2,437	Jack Henry & Associates, Inc.	52,006
7,921	Linear Technology Corp.	245,155
10,080	Paychex, Inc.	403,301
		1,432,677
	Materials—3.1%
886	AptarGroup, Inc.	54,055
7,141	Nucor Corp.	460,880
8,233	Praxair, Inc.	519,173
3,618	Sigma-Aldrich Corp.	137,303
		1,171,411
	Total Common Stocks (Cost $34,861,727)	37,439,976
	Money Market Fund—0.0%
14,794	AIM Liquid Asset Portfolio Private Class* (Cost $14,794)	14,794

	Total Investments (Cost $34,876,521)(a)—100.0%	37,454,770
	Other assets less liabilities—0.0%	1,688
	Net Assets—100.0%	$37,456,458

*Affiliated Investment

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $2,578,249 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,725,364 and aggregate gross unrealized depreciation of $147,115.

Schedule of Investments

PowerShares International Dividend AchieversTM Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.7%
	Consumer Discretionary—6.3%
83,065	Honda Motor Co., Ltd. ADR	$3,266,946
70,191	Luxottica Group SpA ADR	2,182,940
61,494	Pearson PLC ADR	969,760
44,898	Publicis Groupe ADR	1,946,328
174,405	Reed Elsevier NV ADR	6,135,568
136,907	Reed Elsevier PLC ADR	6,275,818
126,255	Thomson (The) Corp.	5,311,548
46,436	WPP Group PLC ADR	3,421,404
		29,510,312
	Consumer Staples—11.9%
128,708	British American Tobacco PLC ADR	7,870,494
28,971	Bunge Ltd.	2,229,318
122,968	Cadbury Schweppes PLC ADR	5,575,369
91,044	Diageo PLC ADR	7,167,894
92,808	Gallaher Group PLC ADR	8,252,488
52,170	Groupe Danone ADR	1,724,219
94,216	Imperial Tobacco Group PLC ADR	7,671,067
293,428	Unilever NV	7,831,593
279,788	Unilever PLC ADR	7,641,010
		55,963,452
	Energy—8.3%
38,887	BG Group PLC ADR	2,570,431
137,787	BP PLC ADR	8,750,852
26,159	Canadian Natural Resources Ltd.	1,308,473
220,898	Enbridge, Inc.	7,112,916
54,974	Imperial Oil Ltd.	1,931,237
154,496	Norsk Hydro ASA ADR	4,990,221
209,665	Sasol Ltd. ADR	7,141,190
123,506	TransCanada Corp.	4,099,164
31,894	Yanzhou Coal Mining Co. Ltd. ADR	1,481,476
		39,385,960
	Financials—38.5%
364,921	ABN AMRO Holding NV ADR	11,728,561
68,131	ACE Ltd.	3,936,609
333,181	Administradora de Fondos de Pensiones Provida SA ADR	7,779,776
129,130	Allianz SE ADR	2,599,387
120,048	Allied Irish Banks PLC ADR	6,971,187
95,969	Australia and New Zealand Banking Group Ltd. ADR	10,916,474
129,352	Banco Bilbao Vizcaya Argentaria SA ADR	3,244,148
338,090	Banco Santander Central Hispanic SA ADR	6,379,758

91,025	Bank of Ireland ADR	$8,145,827
151,439	Bank of Montreal ADR	9,025,764
174,099	Bank of Nova Scotia	7,517,595
147,635	Barclays PLC	8,708,989
110,889	Brookfield Properties Corp.	5,160,774
82,415	Canadian Imperial Bank of Commerce	7,058,845
68,524	Credicorp Ltd.	2,893,083
16,178	Everest Re Group Ltd.	1,514,261
112,330	HSBC Holdings PLC ADR	10,315,264
264,271	Lloyds TSB Group PLC ADR	12,259,533
153,296	Manulife Financial Corp.	5,167,608
103,267	Max Re Capital Ltd.	2,478,408
65,349	National Australia Bank Ltd. ADR	10,263,060
4,810	ORIX Corp. ADR	704,184
82,642	PartnerRe Ltd.	5,619,656
66,252	RenaissanceRe Holdings Ltd.	3,529,244
155,444	Royal Bank of Canada	7,193,948
142,864	Sun Life Financial, Inc.	6,130,294
116,449	Toronto-Dominion (The) Bank	6,903,097
77,900	Westpac Banking Corp. ADR	7,634,200
		181,779,534
	Health Care—2.4%
72,728	Fresenius Medical Care AG ADR	3,253,124
71,200	Merck Serono SA ADR	1,574,232
24,917	Novo-Nordisk A/S ADR	2,138,626
43,380	Smith & Nephew PLC ADR	2,439,257
58,756	Teva Pharmaceutical Industries Ltd. ADR	2,062,336
		11,467,575
	Industrials—5.4%
73,545	Canadian National Railway Co.	3,360,271
45,732	TNT NV ADR	2,076,690
487,400	Tomkins Plc ADR	10,683,808
126,658	Volvo AB ADR	9,313,163
		25,433,932
	Information Technology—6.7%
64,610	Canon, Inc. ADR	3,412,054
36,173	Dassault Systemes SA ADR	1,960,938
8,584	KYOCERA Corp. ADR	795,651
1,650,366	Nam Tai Electronics, Inc.	22,312,949
36,630	SAP AG ADR	1,697,434
62,160	Satyam Computer Services Ltd. ADR	1,432,166
		31,611,192
	Materials—3.8%
26,307	Akzo Nobel NV ADR	1,666,548
113,923	BHP Billiton Ltd. ADR	4,669,704
142,869	Compania de Minas Buenaventura SA ADR	4,130,343
79,905	CRH PLC ADR	3,185,812

56,724	Hanson PLC ADR	$4,282,662
		17,935,069
	Telecommunication Services—7.7%
28,786	America Movil SAB de CV ADR	1,276,947
85,322	NTT DoCoMo, Inc. ADR	1,295,188
33,929	Rostelecom ADR	1,628,592
29,082	Telenor ASA ADR	1,784,181
1,119,786	Telstra Corp. Ltd. ADR	18,666,833
402,634	Vodafone Group PLC ADR	11,833,413
		36,485,154
	Utilities—8.7%
94,586	Consolidated Water Co., Inc.	2,492,341
117,633	E.ON AG ADR	5,339,362
299,193	Endesa SA ADR	15,022,481
233,285	Huaneng Power International, Inc. ADR	8,393,594
129,721	National Grid PLC ADR	9,808,205
		41,055,983
	Total Investments before Securities Sold Short (Cost $443,595,782)—99.7%	470,628,163
	Securities Sold Short – 0.2%
(7,753)	Eni SpA ADR	(499,836)
(3,481)	Novartis AG ADR	(200,819)
(4,685)	XL Capital Ltd., Class A	(323,265)
	Total Securities Sold Short Cost ($1,023,920)	(1,023,920)

	Total Investments (Cost $442,571,862)(a)—99.5%	469,604,243
	Other assets less liabilities—0.5%	2,570,610
	Net Assets – 100.0%	$472,174,853

ADR  American Depositary Receipt.

*Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized depreciation was $27,032,381 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $31,723,273 and aggregate gross unrealized depreciation of $4,690,892.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

		Total
	Value	Net Assets
United Kingdom	$136,497,718	29.0%
Canada	77,281,534	16.4
Australia	52,150,271	11.0
Netherlands	29,438,960	6.2
Spain	24,646,387	5.2
British Virgin Islands	22,312,949	4.7
Ireland	18,302,826	3.9
Bermuda	18,263,970	3.9
Germany	12,889,307	2.7
China	9,875,070	2.1
Japan	9,474,023	2.0
Sweden	9,313,163	2.0
Chile	7,779,776	1.6
South Africa	7,141,190	1.5
Norway	6,774,402	1.4
Cayman Islands	6,105,685	1.3
France	5,631,485	1.2
Peru	4,130,343.9
Denmark	2,138,626.5
Israel	2,062,336.4
Italy	1,683,104.4
Russia	1,628,592.3
India	1,432,166.3
Switzerland	1,373,413.3
Mexico	1,276,947.3
Total investments	469,604,243	99.5
Other assets less liabilities	2,570,610	0.5
Net Assets	$472,174,853	100%

Schedule of Investments

PowerShares Aerospace & Defense Portfolio

January 31, 2007  (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Aerospace/Defense—50.8%
20,111	Alliant Techsystems, Inc.*	$1,628,991
13,549	Argon ST, Inc.*	304,988
21,696	Armor Holdings, Inc.*	1,312,608
115,551	Boeing Co.	10,348,748
24,586	DRS Technologies, Inc.	1,362,064
12,892	EDO Corp.	299,352
15,558	Esterline Technologies Corp.*	621,853
34,016	GenCorp, Inc.*	508,879
100,493	General Dynamics Corp.	7,853,528
76,189	Goodrich Corp.	3,734,785
8,463	Herley Industries, Inc.*	140,994
74,266	L-3 Communications Holdings, Inc.	6,115,062
105,275	Lockheed Martin Corp.	10,231,677
25,839	Moog, Inc., Class A*	1,007,463
9,345	MTC Technologies, Inc.*	213,720
99,674	Northrop Grumman Corp.	7,070,874
37,276	Orbital Sciences Corp.*	635,929
126,939	Raytheon Co.	6,588,134
95,154	Rockwell Collins, Inc.	6,490,454
21,173	Teledyne Technologies, Inc.*	807,750
6,866	United Industrial Corp.	346,802
162,265	United Technologies Corp.	11,037,266
		78,661,921
	Auto Manufacturers—1.5%
45,054	Oshkosh Truck Corp.	2,378,851

	Commercial Services—1.0%
34,811	DynCorp International, Inc., Class A*	545,488
53,007	SAIC, Inc.*	983,280
		1,528,768
	Computers—4.9%
18,724	CACI International, Inc., Class A*	880,590
104,868	Computer Sciences Corp.*	5,501,375
13,526	Mercury Computer Systems, Inc.*	174,756
7,915	SI International, Inc.*	228,348
34,338	SRA International, Inc., Class A*	868,751
		7,653,820
	Electronics—7.2%
5,589	American Science & Engineering, Inc.*	305,662
57,695	Cogent, Inc.*	608,682
16,316	Cubic Corp.	341,004

40,020	FLIR Systems, Inc.*	$1,237,018
109,756	Garmin Ltd. (Cayman Islands)	5,511,947
44,121	L-1 Identity Solutions, Inc.*	637,107
10,205	OSI Systems, Inc.*	244,716
37,817	Taser International, Inc.*	293,082
33,961	Trimble Navigation Ltd.*	1,921,514
		11,100,732
	Engineering & Construction—1.0%
12,931	Stanley, Inc.*	209,224
31,709	URS Corp.*	1,362,535
		1,571,759
	Media—12.5%
303,881	DIRECTV Group (The), Inc.*	7,411,658
159,045	EchoStar Communications Corp., Class A*	6,415,875
858,791	Sirius Satellite Radio, Inc.*	3,168,939
163,996	XM Satellite Radio Holdings, Inc., Class A*	2,330,383
		19,326,855
	Metal Fabricate/Hardware—4.6%
8,672	Ladish Co., Inc.*	352,950
76,391	Precision Castparts Corp.	6,790,396
		7,143,346
	Miscellaneous Manufacturing—10.7%
16,492	Ceradyne, Inc.*	891,887
202,783	Honeywell International, Inc.	9,265,155
106,032	ITT Corp.	6,324,809
		16,481,851
	Packaging & Containers—1.9%
63,624	Ball Corp.	2,947,064

	Software—0.5%
20,592	ManTech International Corp.*	702,599

	Telecommunications—3.5%
7,264	Applied Signal Technology, Inc.	106,127
81,907	Harris Corp.	4,162,514
9,073	KVH Industries, Inc.*	91,184
16,824	SafeNet, Inc.*	420,768
17,490	ViaSat, Inc.*	576,645
		5,357,238
	Total Common Stocks (Cost $141,341,523)	154,854,804

	Money Market Fund—0.0%
41,468	AIM Liquid Asset Portfolio Private Class** (Cost $41,468)	$41,468

	Total Investments (Cost $141,382,991)—100.1%	154,896,272
	Liabilities in excess of other assets—(0.1%)	(110,940)

	Net Assets—100.0%	$154,785,332

*Non-income producing security.

** Affiliated investment.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $13,513,281 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $16,844,594 and aggregate gross unrealized depreciation of $3,331,313

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets
United States	$149,384,325	96.5%
Cayman Islands	5,511,947	3.6
Total investments	154,896,272	100.1
Liabilities in excess of other assets	(110,940)	(0.1)
Net Assets	$154,785,332	100.0%

Schedule of Investments

PowerShares CleanTechTM Portfolio

January 31, 2007  (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Biotechnology—1.6%
7,850	Millipore Corp.*	$537,568

	Building Materials—1.9%
23,190	Trex Co., Inc.*	620,564

	Chemicals—2.2%
27,428	Zoltek Cos., Inc.*	732,876

	Computers—3.0%
66,076	Echelon Corp.*	493,588
42,435	Maxwell Technologies, Inc.*	518,555
		1,012,143
	Electrical Components & Equipment—18.2%
17,220	American Power Conversion Corp.	529,343
53,410	American Superconductor Corp.*	538,373
428,151	Capstone Turbine Corp.*	393,899
24,678	Color Kinetics, Inc.*	498,742
139,319	Distributed Energy Systems Corp.*	436,068
15,095	Energy Conversion Devices, Inc.*	520,023
74,697	GrafTech International Ltd.*	606,540
19,282	Greatbatch, Inc.*	566,698
16,750	Littelfuse, Inc.*	525,783
28,058	Medis Technologies Ltd.*	362,790
75,018	Power-One, Inc.*	554,383
46,317	Vicor Corp.	491,423
		6,024,065
	Electronics—8.3%
35,559	AVX Corp.	513,828
9,150	Dionex Corp.*	543,693
10,366	Itron, Inc.*	597,496
73,346	KEMET Corp.*	553,029
13,492	Woodward Governor Co.	564,505
		2,772,551
	Energy-Alternate Sources—20.5%
88,212	Ballard Power Systems, Inc. (Canada)*	490,459
54,858	Canadian Solar, Inc. (Canada)*	601,244
57,998	Evergreen Energy, Inc.*	521,402
67,690	Evergreen Solar, Inc.*	567,919
83,064	FuelCell Energy, Inc.*	549,053
21,979	Headwaters, Inc.*	499,363
424,698	Hydrogenics Corp. (Canada)*	454,427

32,428	Pacific Ethanol, Inc.*	$532,143
134,344	Plug Power, Inc.*	483,638
14,507	Sunpower Corp., Class A*	642,660
15,861	Suntech Power Holdings Co., Ltd. ADR (Cayman Islands)*	583,685
136,080	Syntroleum Corp.*	434,095
24,864	VeraSun Energy Corp.*	426,169
		6,786,257
	Engineering & Construction—1.7%
20,612	Insituform Technologies, Inc.*	575,281

	Environmental Control—8.9%
86,190	Calgon Carbon Corp.*	540,411
11,093	Clean Harbors, Inc.*	595,029
13,968	Metal Management, Inc.	573,247
25,452	Nalco Holding Co.*	585,141
118,077	Synagro Technologies, Inc.	678,943
		2,972,771
	Machinery-Diversified—3.2%
21,117	Kadant, Inc.*	577,550
15,664	Lindsay Corp.	497,959
		1,075,509
	Miscellaneous Manufacturing—12.9%
15,238	Clarcor, Inc.	528,149
15,026	Donaldson Co., Inc.	529,216
11,835	ESCO Technologies, Inc.*	565,358
54,179	Flanders Corp.*	475,692
30,494	Hexcel Corp.*	586,705
15,063	Pall Corp.	523,590
16,928	Pentair, Inc.	527,476
10,522	Roper Industries, Inc.	546,302
		4,282,488
	Semiconductors—17.7%
30,441	Cree, Inc.*	468,183
14,588	Diodes, Inc.*	534,942
100,501	Emcore Corp.*	410,044
13,601	International Rectifier Corp.*	567,570
58,450	IXYS Corp.*	526,635
13,300	MEMC Electronic Materials, Inc.*	696,919
26,828	Microsemi Corp.*	488,270
64,065	O2Micro International Ltd. ADR (Cayman Islands)*	533,021
71,165	ON Semiconductor Corp.*	594,939
40,479	Semtech Corp.*	554,562
13,518	Supertex, Inc.*	504,762
		5,879,847

Total Investments (Cost $33,294,837)(a)—100.1%	$33,271,920
Liabilities in excess of other assets—(0.1%)	(48,443)
Net Assets—100.0%	$33,223,477

ADR – American Depositary Receipt.

* Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized depreciation was $22,917 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,577,534 and aggregate gross unrealized depreciation of $2,600,451.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets
United States	$30,609,084	92.1%
Canada	1,546,130	4.6
Cayman Islands	1,116,706	3.4
Total investments	33,271,920	100.1
Liabilities in excess of other assets	(48,443)	(0.1)
Net Assets	$33,223,477	100.0%

Schedule of Investments

PowerShares Financial Preferred Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Preferred Stocks—100.3%
	Banks—37.3%
48,542	Abbey National PLC, 7.38%, Series C (United Kingdom)	$1,245,102
90,058	Bank of America Corp., 6.20%, Series D	2,395,543
90,022	Barclays Bank PLC, 6.63%, Series 2 (United Kingdom)	2,388,284
140,745	HSBC Holdings PLC, 6.20%, Series A (United Kingdom)	3,588,998
53,631	Royal Bank of Scotland Group PLC, 6.75%, Series Q (United Kingdom)	1,363,836
90,228	Royal Bank of Scotland Group PLC, 6.40%, Series M (United Kingdom)	2,321,566
82,981	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	2,013,119
97,739	Royal Bank of Scotland Group PLC, 6.25%, Series P (United Kingdom)	2,499,186
65,356	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	1,735,202
		19,550,836
	Diversified Financial Services—20.7%
89,184	CIT Group, Inc., 6.35%, Series A	2,349,998
90,627	Goldman Sachs Group, Inc., 6.20%, Series B	2,357,209
56,067	HSBC Finance Corp., 6.36%	1,465,591
90,000	Lehman Brothers Holdings, Inc., 6.50%	2,347,200
88,829	Merrill Lynch & Co., Inc., 6.38%, Series 3	2,339,756
		10,859,754
	Insurance—42.3%
90,689	ACE Ltd., 7.80%, Series C (Cayman Islands)	2,369,704
67,865	Aegon NV, 6.50% (Netherlands)	1,752,953
28,632	Aegon NV, 6.38% (Netherlands)	739,565
89,395	Axis Capital Holdings Ltd., 7.25%, Series A (Bermuda)	2,321,588
68,102	ING Groep NV, 7.20% (Netherlands)	1,716,170
77,621	ING Groep NV, 7.05% (Netherlands)	1,970,797
106,904	ING Groep NV, 6.20% (Netherlands)	2,727,121
48,632	ING Groep NV, 6.13% (Netherlands)	1,225,040
96,210	MetLife, Inc., 6.50%, Series B	2,569,769
90,000	PartnerRe Ltd., 6.75%, Series C (Bermuda)	2,294,100
29,391	Prudential PLC, 6.75% (United Kingdom)	758,288
65,000	Prudential PLC, 6.50% (United Kingdom)	1,690,000
		22,135,095
	Total Investments (Cost $52,484,477)(a)—100.3%	52,545,685
	Liabilities in excess of other assets—(0.3)%	(162,253)
	Net Assets—100.0%	$52,383,432

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $61,208 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $149,157 and aggregate gross unrealized depreciation of $87,949.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets
United Kingdom	$19,603,581	37.4%
United States	15,825,066	30.2
Netherlands	10,131,646	19.4
Bermuda	4,615,688	8.8
Cayman Islands	2,369,704	4.5
Total investments	52,545,685	100.3
Liabilities in excess of other assets	(162,253)	(0.3)
Net Assets	$52,383,432	100.0%

Schedule of Investments

PowerShares Golden Dragon Halter USX China Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Consumer Discretionary—8.9%
160,211	Brilliance China Automotive Holdings Ltd. ADR	$3,377,248
101,714	China Automotive Systems, Inc.*	1,024,260
140,706	Ctrip.com International Ltd. ADR	10,005,604
109,720	eLong, Inc. ADR*	1,394,541
228,313	Focus Media Holding Ltd. ADR*	18,872,353
154,073	New Oriental Education & Technology Group, Inc. ADR*	5,505,028
77,007	SORL Auto Parts, Inc.*	683,822
		40,862,856
	Consumer Staples—0.6%
228,994	New Dragon Asia Corp.*	373,260
102,462	Origin Agritech Ltd.*	921,133
311,546	Tiens Biotech Group USA, Inc.*	1,660,540
		2,954,933
	Energy—17.9%
220,860	China Petroleum and Chemical Corp. ADR	18,474,939
225,275	CNOOC Ltd. ADR	19,321,837
196,090	PetroChina Co. Ltd. ADR	24,183,779
429,613	Yanzhou Coal Mining Co. Ltd. ADR	19,955,524
		81,936,079
	Financials—3.8%
393,503	China Life Insurance Co. Ltd. ADR	17,384,963
	Health Care—3.1%
119,494	China Medical Technologies, Inc. ADR*	2,847,542
454,334	Mindray Medical International Ltd. ADR*	11,040,317
170,573	Sinovac Biotech Ltd.*	421,315
		14,309,174
	Industrials—13.4%
119,831	51job, Inc. ADR*	2,034,730
213,505	China Bak Battery, Inc.*	1,216,979
212,561	China Eastern Airlines Corp. Ltd. ADR	6,087,747
382,077	China Southern Airlines Co. Ltd. ADR	8,948,243
162,764	China Yuchai International Ltd.*	1,165,390
65,247	Deswell Industries, Inc.	779,702
618,730	Guangshen Railway Co. Ltd. ADR	18,561,900
603,903	Suntech Power Holdings Co. Ltd. ADR*	22,223,631
		61,018,322
	Information Technology—21.3%
375,597	Actions Semiconductor Co. Ltd.*	3,004,776
186,901	AsiaInfo Holdings, Inc.*	1,467,173
146,915	Baidu.com ADR*	18,355,560

487,644	CDC Corp., Class A*	$4,959,339
88,510	China Finance Online Co. Ltd. ADR*	471,758
191,649	China Techfaith Wireless Communication Technology Ltd. ADR*	1,857,079
141,579	Comtech Group, Inc.*	2,330,390
97,386	Hurray! Holding Co. Ltd. ADR*	574,577
100,194	INTAC International, Inc.*	732,418
151,171	KongZhong Corp. ADR*	1,185,181
190,011	Nam Tai Electronics, Inc.	2,568,949
572,691	Netease.com, Inc. ADR*	11,705,804
152,822	Ninetowns Digital World Trade Holdings Ltd. ADR*	779,392
103,537	Qiao Xing Universal Telephone, Inc.*	1,702,148
1,608,012	Semiconductor Manufacturing International Corp. ADR*	12,880,176
310,047	Shanda Interactive Entertainment Ltd. ADR*	6,941,952
235,510	SINA Corp.*	8,424,193
159,400	Sohu.com, Inc.*	4,281,484
105,750	The9 Ltd. ADR*	3,896,888
232,545	Tom Online, Inc. ADR*	3,474,222
527,756	UTStarcom, Inc.*	4,660,085
188,844	Webzen, Inc. ADR*	719,496
		96,973,040
	Materials—7.5%
838,895	Aluminum Corp. of China Ltd. ADR	18,908,694
314,452	Sinopec Shanghai Petrochemical Co. Ltd. ADR	15,518,206
		34,426,900
	Telecommunication Services—19.2%
612,217	China Mobile Ltd. ADR	28,253,814
385,570	China Netcom Group Corp. (Hong Kong) Ltd. ADR	19,455,862
408,510	China Telecom Corp. Ltd. ADR	19,792,310
1,409,957	China Unicom Ltd. ADR*	19,119,017
112,353	Linktone Ltd. ADR*	507,836
		87,128,839
	Utilities—4.4%
554,467	Huaneng Power International, Inc. ADR	19,949,723

	Total Common Stocks
	(Cost $398,458,140)	456,944,829
	Money Market Fund—0.0%
120,245	AIM Liquid Asset Portfolio Private Class**
	(Cost $120,245)	$120,245

	Total Investments
	(Cost $398,578,385)(a)—100.1%	457,065,074
	Liabilities in excess of other assets—(0.1%)	(405,627)
	Net Assets—100.0%	$456,659,447

ADR – American Depositary Receipt.

*Non-income producing security.

**Affiliated investment

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $58,486,689 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $65,465,748 and aggregate gross unrealized depreciation of $6,979,059.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets
China	$191,085,328	41.8%
Cayman Islands	149,623,178	32.8
Hong Kong	86,150,530	18.9
United States	18,550,657	4.1
British Virgin Islands	5,971,932	1.3
Bermuda	4,542,638	1.0
South Korea	719,496	0.1
Antigua	421,315	0.1
Total investments	457,065,074	100.1
Liabilities in excess of other assets	(405,627)	(0.1)
Net Assets	$456,659,447	100.0%

Schedule of Investments

PowerShares Listed Private Equity Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Banks—8.8%
27,464	Boston Private Financial Holdings, Inc.	$794,259
123,892	SVB Financial Group*	5,779,562
		6,573,821
	Biotechnology—4.2%
279,941	Millennium Pharmaceuticals, Inc.*	3,107,345

	Commercial Services—6.4%
88,626	Compass Diversified Trust	1,573,112
87,619	Macquarie Infrastructure Co. Trust	3,212,988
		4,786,100
	Diversified Financial Services—8.9%
30,023	Affiliated Managers Group, Inc.*	3,344,562
56,076	CIT Group, Inc.	3,306,241
		6,650,803
	Electric—3.0%
45,631	Pinnacle West Capital Corp.	2,226,336

	Holding Companies-Diversified—8.4%
229,424	Leucadia National Corp.	6,277,041

	Internet—9.0%
1,702,800	CMGI, Inc.*	2,162,556
188,829	Internet Capital Group, Inc.*	2,101,667
102,652	Jupitermedia Corp.*	763,731
656,966	Safeguard Scientifics, Inc.*	1,734,390
		6,762,344
	Investment Companies—34.8%
154,012	Allied Capital Corp.	4,444,785
135,875	American Capital Strategies Ltd.	6,610,318
140,353	Apollo Investment Corp.	3,115,837
101,944	Ares Capital Corp.	2,022,569
9,099	Capital Southwest Corp.	1,201,068
30,889	Gladstone Capital Corp.	711,991
51,225	Gladstone Investment Corp.	791,426
35,257	H&Q Healthcare Investors	624,049
28,931	H&Q Life Sciences Investors	419,210
47,493	Harris & Harris Group, Inc.*	525,273

42,383	Hercules Technology Growth Capital, Inc.	$601,415
96,538	MCG Capital Corp.	1,908,556
42,602	MVC Capital, Inc.	650,107
34,895	NGP Capital Resources Co.	559,367
22,121	Prospect Energy Corp.	389,330
48,864	Technology Investment Capital Corp.	816,029
53,065	UTEK Corp.	581,062
		25,972,392
	REITS—13.0%
184,129	CapitalSource, Inc.	5,116,945
171,160	KKR Financial Corp.	4,631,590
		9,748,535
	Retail—3.6%
3,780	Jamba, Inc.*	35,267
134,553	Triarc Cos., Inc., Class B	2,630,512
		2,665,779
	Total Investments
	(Cost $72,748,117) (a)—100.1%	74,770,496
	Liabilities in excess of other assets—(0.1%)	(43,939)
	Net Assets—100.0%	$74,726,557

*Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $2,022,379 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,610,399 and aggregate gross unrealized depreciation of $588,020.

Schedule of Investments

PowerShares Lux Nanotech Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Automobile Manufacturers—2.9%
25,757	Toyota Motor Corp. ADR (Japan)	$3,394,257

	Chemicals—13.2%
47,740	Air Products & Chemicals, Inc.	3,564,268
35,064	BASF AG ADR (Germany)	3,393,143
68,973	E.I. du Pont de Nemours & Co.	3,418,302
269,971	Symyx Technologies*	5,242,838
		15,618,551
	Commercial Services—10.1%
2,270,117	Altair Nanotechnologies, Inc. (Canada)*	6,310,925
1,378,480	Arrowhead Research Corp.*	5,651,768
		11,962,693
	Computers—10.8%
1,078,337	Cambridge Display Technology, Inc.*	5,715,186
82,825	Hewlett-Packard Co.	3,584,666
35,439	International Business Machines Corp.	3,513,777
		12,813,629
	Electronics—8.2%
216,284	FEI Co.*	5,441,705
180,351	NVE Corp.*	4,189,554
		9,631,259
	Energy-Alternate Sources—4.6%
238,760	Headwaters, Inc.*	5,424,627

	Healthcare-Products—4.2%
1,589,080	Immunicon Corp.*	4,926,148

	Investment Companies—4.4%
469,295	Harris & Harris Group, Inc.*	5,190,403

	Miscellaneous Manufacturing—10.6%
43,445	3M Co.	3,227,964
89,898	General Electric Co.	3,240,823
929,150	Nanophase Technologies Corp.*	6,039,474
		12,508,261

	Pharmaceuticals—17.9%
208,176	Abraxis BioScience, Inc.*	$5,441,721
393,717	Elan Corp. PLC ADR (Ireland)*	4,901,777
189,113	Flamel Technologies ADR (France)*	6,755,116
971,619	NUCRYST Pharmaceuticals Corp. (Canada)*	4,080,800
		21,179,414
	Semiconductors—8.0%
168,241	Intel Corp.	3,526,331
309,562	Veeco Instruments, Inc.*	5,940,495
		9,466,826
	Software—5.1%
955,694	Accelrys, Inc.*	6,068,657

	Total Investments
	(Cost $127,855,555)(a)—100.0%	118,184,725
	Other assets less liabilities—0.0%	34,744
	Net Assets—100.00%	$118,219,469

ADR American Depositary Receipt.

* Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized depreciation was $9,670,830 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $8,490,496 and aggregate gross unrealized depreciation of $18,161,326.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets
United States	$89,348,707	75.6%
Canada	10,391,725	8.8
France	6,755,116	5.7
Ireland	4,901,777	4.1
Japan	3,394,257	2.9
Germany	3,393,143	2.9
Total investments	118,184,725	100.0
Other assets less liabilities	34,744	0.0
Net Assets	$118,219,469	100.0%

Schedule of Investments

PowerShares Value Line TimelinessTM Select Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—31.2%
53,705	Abercrombie & Fitch Co., Class A	$4,271,696
115,107	American Eagle Outfitters, Inc.	3,727,165
164,806	Big Lots, Inc.*	4,273,419
87,739	Coach, Inc.*	4,023,711
94,134	Comcast Corp., Class A*	4,091,064
164,220	DIRECTV Group (The), Inc.*	4,005,326
76,295	E.W. Scripps Co.	3,725,485
50,428	Harley-Davidson, Inc.	3,442,720
46,660	J. C. Penney Co., Inc.	3,790,658
161,135	Kimball International, Inc., Class B	3,970,366
52,824	Kohl’s Corp.*	3,745,750
165,984	Mattel, Inc.	4,043,370
78,866	OfficeMax, Inc.	3,808,439
36,113	Omnicom Group, Inc.	3,799,088
94,913	Priceline.com, Inc.*	4,045,192
113,371	Walt Disney (The) Co.	3,987,258
		62,750,707
	Consumer Staples—5.0%
107,909	NBTY, Inc.*	5,595,081
122,792	Safeway, Inc.	4,424,196
		10,019,277
	Financials—7.9%
96,068	CNA Financial Corp.*	3,905,164
79,236	JPMorgan Chase & Co.	4,035,490
64,073	SEI Investments Co.	3,993,670
125,714	Synovus Financial Corp.	4,014,048
		15,948,372
	Health Care—16.0%
51,404	Amgen, Inc.*	3,617,299
135,693	AMN Healthcare Services, Inc.*	3,511,735
76,213	Digene Corp. *	3,921,159
75,180	Forest Laboratories, Inc.*	4,218,350
173,306	Schering-Plough Corp.	4,332,650
68,358	Sepracor, Inc.*	3,900,507
71,051	Stryker Corp.	4,400,899
74,749	Waters Corp.*	4,237,521
		32,140,120

	Industrials—8.3%
141,294	II-VI, Inc. *	$4,244,472
127,809	Kelly Services, Inc., Class A	3,963,357
42,074	Lockheed Martin Corp.	4,089,172
167,953	TeleTech Holdings, Inc.*	4,526,333
		16,823,334
	Information Technology—21.6%
117,367	BMC Software, Inc.*	4,036,251
47,551	Cognizant Technology Solutions Corp., Class A*	4,055,625
138,594	CSG Systems International, Inc.*	3,475,938
114,600	Flir Systems, Inc.*	3,542,286
198,332	Gartner, Inc.*	4,335,538
71,086	Infosys Technologies Ltd. ADR (India)	4,122,988
195,293	Oracle Corp.*	3,351,228
94,232	Paychex, Inc.	3,770,222
305,364	PC Connection, Inc.*	4,986,593
93,872	Varian Semiconductor Equipment Associates, Inc.*	3,862,833
226,120	Xerox Corp.*	3,889,264
		43,428,766
	Materials—3.8%
76,972	E.I. du Pont de Nemours and Co.	3,814,732
78,701	International Flavors & Fragrances, Inc.	3,815,425
		7,630,157
	Telecommunication Services—6.2%
113,064	AT&T, Inc.	4,254,599
68,807	BT Group PLC ADR (Great Britain)	4,199,979
488,742	Qwest Communications International, Inc.*	3,983,247
		12,437,825
	Total Investments
	(Cost $183,740,198)(a)—100.0%	201,178,558
	Other assets less liabilities—0.0%	11,828
	Net Assets—100.0%	$201,190,386

ADR American Depositary Receipt.

*Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $17,438,360 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $18,653,774 and aggregate gross unrealized depreciation of $1,215,414.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets
United States	$192,855,591	95.9%
Great Britain	4,199,979	2.1
India	4,122,988	2.0
Total investments	201,178,558	100.0
Other assets less liabilities	11,828	0.0
Net Assets	$201,190,386	100.0%

Schedule of Investments

PowerShares Water Resources Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.3%
	Biotechnology—3.0%
619,423	Millipore Corp.*	$42,418,087

	Chemicals—1.2%
252,454	Ashland, Inc.	17,558,176

	Electric—1.2%
348,488	Suez SA ADR (France)	17,180,458

	Electrical Components & Equipment—1.3%
396,577	Emerson Electric Co.	17,834,068

	Electronics—12.9%
1,286,654	Agilent Technologies, Inc.*	41,172,928
1,405,401	Badger Meter, Inc.	40,686,359
793,584	Itron, Inc.*	45,742,182
1,209,569	Watts Water Technologies, Inc., Class A	53,184,749
		180,786,218
	Engineering & Construction—10.0%
1,803,843	Insituform Technologies, Inc., Class A*	50,345,258
1,410,073	Layne Christensen Co.*	49,394,857
940,264	URS Corp.*	40,403,144
		140,143,259
	Environmental Control—11.1%
3,885,039	Calgon Carbon Corp.*	24,359,195
2,008,217	Nalco Holding Co.*	46,168,908
7,671,865	Synagro Technologies, Inc.	44,113,224
2,266,896	Tetra Tech, Inc.*	40,758,790
		155,400,117
	Hand/Machine Tools—3.2%
904,012	Franklin Electric Co., Inc.	45,544,125

	Healthcare-Products—1.3%
220,541	IDEXX Laboratories, Inc.*	18,924,623

	Machinery-Diversified—6.8%
348,488	Flowserve Corp.*	18,494,258
495,061	Gorman-Rupp (The) Co.	20,000,464
374,738	IDEX Corp.	19,448,902
1,162,754	Lindsay Manufacturing Co.	36,963,950
		94,907,574

	Metal Fabricate/Hardware—5.8%
3,006,735	Mueller Water Products, Inc., Class B	$40,831,461
738,440	Valmont Industries, Inc.	40,961,267
		81,792,728
	Miscellaneous Manufacturing—18.9%
226,140	Ameron International Corp.	18,242,714
604,606	Danaher Corp.	44,777,120
466,651	General Electric Co.	16,822,769
730,418	ITT Corp.	43,569,434
1,188,544	Pall Corp.	41,313,789
1,335,556	Pentair, Inc.	41,615,925
602,639	PW Eagle, Inc.	19,875,034
351,578	Roper Industries, Inc.	18,253,930
182,775	Siemens AG ADR (Germany)	20,238,676
		264,709,391
	Water—22.6%
982,389	American States Water Co.	38,499,825
1,677,411	Aqua America, Inc.	37,255,298
941,509	California Water Service Group	37,434,398
1,202,133	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	37,819,104
1,214,080	Consolidated Water Co., Ltd. (Cayman Islands)	31,991,008
547,322	SJW Corp.	21,810,782
2,297,662	Southwest Water Co.	30,122,349
1,361,291	United Utilities PLC ADR (United Kingdom)	40,797,891
586,138	Veolia Environnement ADR (France)	41,334,452
		317,065,107
	Total Investments
	(Cost $1,284,980,105)(a)—99.3%	1,394,263,931
	Other assets less liabilities—0.7%	9,714,052
	Net Assets—100.0%	$1,403,977,983

ADR American Depositary Receipt.

*Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $109,283,826 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $132,522,865 and aggregate gross unrealized depreciation of $23,239,039.

COUNTRY BREAKDOWN
January 31, 2007 (Unaudited)

	Value	Net Assets
United States	$1,204,902,342	85.8%
France	58,514,910	4.2
United Kingdom	40,797,891	2.9
Brazil	37,819,104	2.7
Cayman Islands	31,991,008	2.3
Germany	20,238,676	1.4
Total investments	1,394,263,931	99.3
Other assets less liabilities	9,714,052	0.7
Net Assets	$1,403,977,983	100.0%

Schedule of Investments

PowerShares Wilderhill Clean Energy Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.9%
	Agriculture—2.3%
421,320	Andersons (The), Inc.	$16,751,683

	Auto Parts & Equipment—3.1%
990,961	Fuel Systems Solutions, Inc.*	21,999,334

	Biotechnology—2.3%
1,630,914	Diversa Corp.*	16,651,632

	Chemicals—12.1%
241,183	Air Products & Chemicals, Inc.	18,006,723
442,585	OM Group, Inc.*	21,624,703
286,259	Praxair, Inc.	18,051,493
1,085,206	Zoltek Cos., Inc.*	28,996,704
		86,679,623
	Computers—5.5%
2,590,215	Echelon Corp.*	19,348,906
1,633,763	Maxwell Technologies, Inc.*	19,964,584
		39,313,490
	Electric—7.7%
449,983	IDACORP, Inc.	16,626,872
556,963	Ormat Technologies, Inc.	21,827,380
688,691	Puget Energy, Inc.	16,914,251
		55,368,503
	Electrical Components & Equipment—14.1%
1,325,381	Active Power, Inc.*	3,525,513
2,094,699	American Superconductor Corp.*	21,114,567
2,866,735	Capstone Turbine Corp.*	2,637,396
967,795	Color Kinetics, Inc.*	19,559,137
932,823	Distributed Energy Systems Corp.*	2,919,736
581,111	Energy Conversion Devices, Inc.*	20,019,274
939,285	Medis Technologies Ltd.*	12,144,955
325,246	Ultralife Batteries, Inc.*	3,642,755
1,132,383	Universal Display Corp.*	15,253,199
		100,816,532
	Electronics—6.8%
406,475	Itron, Inc.*	23,429,219
221,094	KYOCERA Corp. ADR (Japan)	20,493,203
1,301,137	UQM Technologies, Inc.*	4,879,264

		$48,801,686
	Energy-Alternate Sources—28.1%
2,953,169	Ballard Power Systems, Inc. (Canada)*	16,419,620
2,678,146	Evergreen Solar, Inc.*	22,469,645
768,855	First Solar, Inc.*	24,887,836
2,780,829	FuelCell Energy, Inc.*	18,381,280
2,843,622	Hydrogenics Corp. (Canada)*	3,042,676
799,934	MGP Ingredients, Inc.	17,654,543
1,054,600	Pacific Ethanol, Inc.*	17,305,986
4,497,558	Plug Power, Inc.*	16,191,209
2,098,866	Quantum Fuel Systems Technologies Worldwide, Inc.*	3,127,310
573,990	Sunpower Corp., Class A*	25,427,756
627,591	Suntech Power Holdings Co. Ltd. ADR (Cayman Islands)*	23,095,349
808,628	VeraSun Energy Corp.*	13,859,884
		201,863,094
	Semiconductors—17.9%
1,117,810	Applied Materials, Inc.	19,818,771
1,193,801	Cree, Inc.*	18,360,659
1,291,750	Cypress Semiconductor Corp.*	23,832,788
3,976,331	Emcore Corp.*	16,223,430
533,389	International Rectifier Corp.*	22,258,323
526,159	MEMC Electronic Materials, Inc.*	27,570,732
		128,064,703
	Total Investments (Cost $755,901,419)(a)—99.9%	716,310,280
	Other assets less liabilities—0.1%	667,434
	Net Assets—100.0%	$716,977,714

ADR American Depositary Receipt.

* Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized depreciation was $39,591,139 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $55,730,776 and aggregate gross unrealized depreciation of $95,321,915.

COUNTRY BREAKDOWN
January 31, 2007 (Unaudited)

	Value	Net Assets
United States	$653,259,052	91.1%
Cayman Islands	23,095,349	3.2
Japan	20,493,203	2.9
Canada	19,462,676	2.7
Total investments	716,310,280	99.9
Other assets less liabilities	667,434	0.1
Net Assets	$716,977,714	100.0%

Schedule of Investments

PowerShares Wilderhill Progressive Energy Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.9%
	Aerospace/Defense—2.4%
11,437	United Technologies Corp.	$777,945
	Auto Manufacturers—5.0%
20,384	Honda Motor Co., Ltd. ADR (Japan)	801,703
6,004	Toyota Motor Corp., ADR (Japan)	791,207
		1,592,910
	Auto Parts & Equipment—5.4%
9,220	Johnson Controls, Inc.	852,481
37,342	Tenneco, Inc.*	868,202
		1,720,683
	Chemicals—5.3%
32,334	Methanex Corp. (Canada)	865,258
97,092	SGL Carbon AG ADR (Germany)*	824,311
		1,689,569
	Electric—9.6%
16,151	Alliant Energy Corp.	587,089
15,138	CPFL Energia S.A. ADR (Brazil)	594,923
39,010	Enersis S.A. ADR (Chile)	614,798
11,292	FPL Group, Inc.	639,692
12,998	Wisconsin Energy Corp.	605,187
		3,041,689
	Electrical Components & Equipment—13.0%
10,316	Energizer Holdings, Inc.*	879,233
44,016	EnerSys*	715,700
112,104	GrafTech International Ltd.*	910,283
116,683	Power-One, Inc.*	862,287
72,042	Vicor Corp.	764,366
		4,131,869
	Electronics—2.6%
28,541	Badger Meter, Inc.	826,262

	Energy-Alternate Sources—4.6%
36,658	Aventine Renewable Energy Holdings, Inc.*	579,196
38,807	Headwaters, Inc.*	881,695

		$1,460,891
	Environmental Control—5.9%
37,074	Fuel Tech, Inc.*	1,067,360
228,505	Rentech, Inc.*	808,908
		1,876,268
	Food—3.3%
95,338	SunOpta, Inc. (Canada)*	1,035,371

	Gas—5.7%
15,068	KeySpan Corp.	614,775
14,576	Northwest Natural Gas Co.	593,097
22,824	Piedmont Natural Gas Co., Inc.	589,087
		1,796,959
	Hand/Machine Tools—2.8%
24,852	Baldor Electric Co.	877,773

	Investment Companies—0.4%
12,714	Harris & Harris Group, Inc.*	140,617

	Mining—5.4%
21,308	Cameco Corp. (Canada)	812,474
65,564	USEC, Inc.*	889,048
		1,701,522
	Miscellaneous Manufacturing—8.3%
10,586	Eaton Corp.	829,413
45,764	Hexcel Corp.*	880,499
8,212	Siemens AG ADR (Germany)	909,315
		2,619,227
	Oil & Gas—5.2%
29,060	Chesapeake Energy Corp.	860,467
23,440	Sasol Ltd. ADR (South Africa)	798,366
		1,658,833
	Oil & Gas Services—0.5%
12,765	Metretek Technologies, Inc.*	165,945

	Semiconductors—11.7%
72,112	Entegris, Inc.*	773,762
49,226	Fairchild Semiconductor International, Inc.*	876,715
17,200	IXYS Corp.*	154,972
27,259	Linear Technology Corp.	843,666
18,852	O2Micro International Ltd. ADR (Cayman Islands)*	156,849
110,690	ON Semiconductor Corp.*	925,368
		3,731,332

	Telecommunications—2.8%
42,062	Corning, Inc.*	$876,572

	Total Investments
	(Cost $30,434,576)(a)—99.9%	31,722,237
	Other assets less liabilities—0.1%	17,573
	Net Assets—100.0%	$31,739,810

ADR — American Depositary Receipt.

*Non-income producing security.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $1,287,661 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,338,021 and aggregate gross unrealized depreciation of $1,050,360.

COUNTRY BREAKDOWN
January 31, 2007 (Unaudited)

	Value	Net Assets
United States	$23,517,662	74.1%
Canada	2,713,103	8.5
Germany	1,733,626	5.5
Japan	1,592,910	5.0
South Africa	798,366	2.5
Chile	614,798	1.9
Brazil	594,923	1.9
Cayman Islands	156,849	0.5
Total investments	31,722,237	99.9
Other assets less liabilities	17,573	0.1
Net Assets	$31,739,810	100.0%

Schedule of Investments

Powershares Zacks Micro Cap Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—16.6%
24,460	4Kids Entertainment, Inc.*	$478,682
20,550	A.C. Moore Arts & Crafts, Inc.*	415,521
9,776	Ambassadors International, Inc.	424,572
5,501	Avatar Holdings, Inc.*	443,821
14,504	Benihana, Inc., Class A*	464,418
34,736	Bluegreen Corp.*	454,347
12,868	Bon-Ton Stores (The), Inc.	469,682
19,641	Books-A-Million, Inc.	375,143
10,412	Churchill Downs, Inc.	435,117
46,603	Cobra Electronics Corp.	433,408
9,892	CSS Industries, Inc.	356,804
7,411	Deckers Outdoor Corp.*	432,135
26,051	Delta Apparel, Inc.	424,892
33,053	DG Fastchannel, Inc.*	423,739
33,326	Dover Downs Gaming & Entertainment, Inc.	436,237
11,412	Duckwall-ALCO Stores, Inc.*	403,186
18,549	E Com Ventures, Inc.	425,329
24,915	FTD Group, Inc.*	459,931
20,187	Fuel Systems Solutions, Inc.	448,151
32,553	Gaiam, Inc., Class A*	412,772
37,192	GameTech International, Inc.	432,543
49,466	Gander Mountain Co.	492,187
12,868	GenTek, Inc.*	478,561
23,642	G-III Apparel Group Ltd.*	513,031
31,917	Great Wolf Resorts, Inc.*	450,668
88,385	Harris Interactive, Inc.*	460,486
63,105	Hartmarx Corp.*	440,473
30,099	Haverty Furniture Cos., Inc.	460,816
18,369	Helen of Troy Ltd. (Bermuda)*	442,877
59,742	Interstate Hotels & Resorts, Inc.*	439,701
20,414	JAKKS Pacific, Inc.*	413,792
18,096	Jo-Ann Stores, Inc.*	457,467
33,782	K2, Inc.*	408,087
41,282	Lakes Entertainment, Inc.*	353,374
14,822	Landry’s Restaurants, Inc.	443,919
36,100	Libbey, Inc.	429,590
15,504	Lithia Motors, Inc., Class A	445,585
102,206	LJ International, Inc. (British Virgin Islands)*	727,706
32,782	Lodgian, Inc.*	432,395
11,685	M/I Homes, Inc.	421,595
17,187	MarineMax, Inc.*	415,238
31,461	Monaco Coach Corp.	474,432
11,321	Mothers Work, Inc.*	378,687
15,368	Movado Group, Inc.	441,062

7,455	National Presto Industries, Inc.	$468,174
46,434	New Frontier Media, Inc.	426,728
20,959	O’Charley’s, Inc.*	445,169
23,688	Orleans Homebuilders, Inc.	435,149
42,282	PC Mall, Inc.*	594,061
10,867	Perry Ellis International, Inc.*	326,988
34,962	Red Lion Hotels Corp.*	420,593
25,097	Rex Stores Corp.*	413,599
48,148	Sharper Image Corp.*	467,999
14,095	Shoe Carnival, Inc.*	448,644
99,432	Silverleaf Resorts, Inc.*	428,552
108,390	Spanish Broadcasting System, Inc., Class A*	440,063
29,370	Spartan Motors, Inc.	491,654
29,734	Standard Motor Products, Inc.	470,392
71,289	Stewart Enterprises, Inc., Class A	506,865
17,822	StoneMor Partners LP	456,243
29,552	Stride Rite (The) Corp.	510,068
23,141	Superior Industries International, Inc.	471,382
22,368	Syms Corp.	414,255
25,551	Systemax, Inc.*	557,523
24,415	Trump Entertainment Resorts, Inc.*	433,610
31,781	United Retail Group, Inc.*	415,695
25,780	West Marine, Inc.*	449,088
		29,964,653
	Consumer Staples—3.9%
63,105	Alliance One International, Inc.*	484,015
10,503	Andersons (The), Inc.	417,599
27,916	Chiquita Brands International, Inc.	443,027
80,883	Darling International, Inc.*	467,504
18,414	Imperial Sugar Co.	573,596
14,957	Ingles Markets, Inc., Class A	547,725
19,687	MGP Ingredients, Inc.	434,492
16,322	Nash Finch Co.	471,379
31,735	National Beverage Corp.*	449,685
34,235	Prestige Brands Holdings, Inc.*	435,127
24,869	PriceSmart, Inc.*	390,195
67,017	Schiff Nutrition International, Inc.*	456,386
23,551	Smart & Final, Inc.*	436,636
21,279	Spartan Stores, Inc.	503,461
50,057	Topps (The) Co., Inc.	492,561
		7,003,388
	Energy—4.2%
14,822	Adams Resources & Energy, Inc.	443,178
19,323	Allis-Chalmers Energy, Inc.*	341,051
9,276	Atlas Pipeline Partners, LP	479,568
19,959	Bolt Technology Corp.*	429,119
29,643	Callon Petroleum Co.*	411,445
33,417	Exploration Co. of Delaware (The), Inc.*	402,341
12,094	Gulf Island Fabrication, Inc.	438,770
41,920	Harvest Natural Resources, Inc.*	421,715
27,325	Horizon Offshore, Inc.*	459,060
13,412	Martin Midstream Partners LP	461,105

144,170	Meridian Resource (The) Corp.*	$400,793
36,145	Metretek Technologies, Inc.*	469,885
26,598	NGP Capital Resources Co.	426,366
45,512	OMNI Energy Services Corp.*	403,236
28,961	Pacific Ethanol, Inc.*	475,249
13,595	PHI, Inc.*	408,938
20,187	T-3 Energy Services, Inc.*	387,187
11,639	Trico Marine Services, Inc.*	378,617
		7,637,623
	Financials—23.3%
18,778	21st Century Holding Co.	431,894
27,369	Affirmative Insurance Holdings, Inc.	474,852
47,987	Affordable Residential Communities*	525,938
41,646	Alesco Financial, Inc.	471,849
15,640	American Campus Communities, Inc.	498,447
26,416	American Mortgage Acceptance Co.	462,280
11,138	American Physicians Capital, Inc.*	431,041
24,006	American Safety Insurance Holdings Ltd. (Bermuda)*	443,871
15,822	Ameris Bancorp	408,049
28,825	Amerisafe, Inc.*	476,477
46,830	Anworth Mortgage Asset Corp.	429,899
14,822	Arbor Realty Trust, Inc.	472,970
26,280	Banco Latinoamericano de Exportaciones, S.A., Class E (Panama)	439,927
15,048	Bancorp (The), Inc.*	395,311
25,006	BankFinancial Corp.	440,856
10,047	Banner Corp.	430,413
13,321	Berkshire Hills Bancorp, Inc.	451,982
16,095	BRT Realty Trust	459,512
38,419	Capital Lease Funding, Inc.	430,677
3,545	Capital Southwest Corp.	467,940
53,694	Capstead Mortgage Corp.	429,015
28,007	Cedar Shopping Centers, Inc.	469,117
30,417	CFS Bancorp, Inc.	449,867
14,504	Citizens First Bancorp, Inc.	391,173
12,457	City Bank	423,538
10,729	Community Trust Bancorp, Inc.	419,504
9,502	Crescent Banking Co.	432,341
43,965	Delta Financial Corp.	480,098
16,004	Dollar Financial Corp.*	512,608
22,732	Donegal Group, Inc., Class A	431,226
48,512	Eagle Hospitality Properties Trust, Inc.	487,546
30,143	Education Realty Trust, Inc.	453,049
13,048	EMC Insurance Group, Inc.	438,804
27,416	EZCORP, Inc., Class A*	458,670
35,645	Feldman Mall Properties, Inc.	417,047
19,323	Financial Institutions, Inc.	420,662
12,548	First Financial Corp.	413,959
18,958	First Place Financial Corp.	451,580
26,098	Flushing Financial Corp.	456,454
11,412	FPIC Insurance Group, Inc.*	500,873
21,688	Franklin Bank Corp.*	412,072
22,141	Gladstone Commercial Corp.	449,462
29,098	Gladstone Investment Corp.	449,564
14,413	Gramercy Capital Corp.	520,742

11,230	Greene County Bancshares, Inc.	$412,253
15,457	Heartland Financial USA, Inc.	441,916
31,281	Hercules Technology Growth Capital, Inc.	443,877
39,281	Hersha Hospitality Trust	439,554
16,186	Integra Bank Corp.	400,927
12,957	Intervest Bancshares Corp.*	393,245
19,687	Irwin Financial Corp.	429,767
13,777	James River Group, Inc.	423,918
21,550	JER Investors Trust, Inc.	441,344
23,915	Kite Realty Group Trust	466,343
26,642	KNBT Bancorp, Inc.	432,666
45,329	LaBranche & Co., Inc.*	425,186
16,322	LTC Properties, Inc.	460,280
45,874	Luminent Mortgage Capital, Inc.	424,793
45,056	Meadowbrook Insurance Group, Inc.*	452,362
36,009	Medallion Financial Corp.	406,542
29,098	Medical Properties Trust, Inc.	454,802
22,097	Mercer Insurance Group, Inc.	402,165
57,924	MFA Mortgage Investments, Inc.	430,955
61,605	NexCen Brands, Inc.*	551,364
12,185	NYMAGIC, Inc.	496,295
13,957	Omega Financial Corp.	461,837
13,321	Oppenheimer Holdings, Inc., Class A (Canada)	478,224
34,418	Oriental Financial Group, Inc.	441,239
38,281	Partners Trust Financial Group, Inc.	436,021
30,735	Patriot Capital Funding, Inc.	441,047
16,504	Peoples Financial Corp.	433,230
13,412	Pinnacle Financial Partners, Inc.*	426,770
48,330	PMA Capital Corp., Class A*	452,369
20,278	Presidential Life Corp.	440,641
38,554	Primus Guaranty Ltd. (Bermuda)*	456,865
24,097	ProCentury Corp.	473,506
29,734	Provident New York Bancorp	433,224
11,685	Ramco-Gershenson Properties Trust	437,720
14,548	Renasant Corp.	413,018
17,778	Republic Bancorp, Inc., Class A	421,516
16,869	Resource America, Inc., Class A	452,933
17,049	SCPIE Holdings, Inc.*	446,343
24,733	SeaBright Insurance Holdings, Inc.*	445,441
16,004	Southwest Bancorp, Inc.	426,347
53,058	Specialty Underwriters’ Alliance, Inc.*	422,872
21,141	Sun Bancorp, Inc.	414,575
39,281	Superior Bancorp	440,340
12,456	SWS Group, Inc.	314,265
14,095	TierOne Corp.	424,541
17,596	United America Indemnity, Ltd., Class A (Cayman Islands)*	424,416
36,418	United Community Financial Corp.	450,126
22,279	United Western Bancorp, Inc.*	446,248
29,870	Willow Financial Bancorp, Inc.	428,336
33,644	Winston Hotels, Inc.	468,661
65,061	Winthrop Realty Trust	438,511
		42,134,892
	Health Care—6.5%
15,957	Air Methods Corp.*	431,796

42,193	Albany Molecular Research, Inc.*	$429,525
84,384	Avigen, Inc.*	487,740
21,641	Bradley Pharmaceuticals, Inc.*	435,201
19,596	Cambrex Corp.	428,760
23,642	Chindex International, Inc.*	527,217
24,188	Cholestech Corp.*	407,084
19,278	CONMED Corp.*	466,528
57,468	Cypress Bioscience, Inc.	474,686
285,615	Generex Biotechnology Corp.*	488,402
23,368	Gentiva Health Services, Inc.*	462,686
66,879	HealthTronics, Inc.*	431,370
29,416	HMS Holdings Corp.*	573,024
35,780	Infinity Pharmaceuticals, Inc.*	521,315
143,717	I-trax, Inc.*	531,753
41,373	Maxygen, Inc.*	469,997
16,277	MedCath Corp.*	466,173
23,368	Micrus Endovascular Corp.*	554,990
65,697	Nabi Biopharmaceuticals*	381,043
17,504	Noven Pharmaceuticals, Inc.*	478,909
20,187	Pharmanet Development Group, Inc.*	400,712
24,551	Res-Care, Inc.*	426,451
39,737	Savient Pharmaceuticals, Inc.*	593,272
69,289	Vical, Inc.*	433,056
7,638	Zoll Medical Corp.*	479,055
		11,780,745
	Industrials—14.9%
10,638	American Woodmark Corp.	478,284
5,819	Ameron International Corp.	469,419
13,321	Ampco-Pittsburgh Corp.	397,365
17,278	Angelica Corp.	463,223
8,684	AZZ, Inc.*	347,621
89,112	Baldwin Technology Company, Inc., Class A	405,460
27,961	Bowne & Co., Inc.	420,533
24,733	Central Parking Corp.	492,681
64,652	China Yuchai International Ltd. (Bermuda)	462,908
12,094	CIRCOR International, Inc.	436,472
21,188	Columbus McKinnon Corp.*	486,900
20,459	Comercial Vehicle Group, Inc.*	413,272
35,236	Comfort Systems USA, Inc.	431,641
20,550	Cubic Corp.	429,495
35,827	Diamond Management & Technology Consultants, Inc.	447,121
24,733	DryShips, Inc. (Marshall Islands)	422,192
19,458	Ducommun, Inc.*	438,000
25,689	Eagle Bulk Shipping, Inc. (Marshall Islands)	466,255
26,689	Electro Rent Corp.*	418,217
18,231	Ennis, Inc.	459,239
23,868	Exponent, Inc.*	444,183
32,371	First Consulting Group, Inc.*	415,320
60,195	Frontier Airlines Holdings, Inc.*	447,249
16,186	Gehl Co.*	432,976
15,957	Genco Shipping & Trading Ltd. (Marshall Islands)	487,167
11,867	Geo Group (The), Inc.*	520,012
12,048	Gorman-Rupp (The) Co.	486,739
14,868	Greenbrier Cos. (The), Inc.	429,239

27,507	Herley Industries, Inc.*	$458,267
48,966	Hi-Shear Technology Corp.	535,199
14,004	Hurco Cos., Inc.	463,672
14,095	ICT Group, Inc.*	401,989
25,051	Insteel Industries, Inc.	418,101
9,138	International Aluminum Corp.	476,821
19,096	Interpool, Inc.	471,862
18,458	Jinpan International Ltd. (British Virgin Islands)	447,607
18,278	Kadant, Inc.*	499,903
19,914	Kaman Corp.	453,840
17,187	L.B. Foster Co., Class A*	429,675
12,003	Ladish Co., Inc.*	488,522
13,548	Layne Christensen Co.*	474,586
13,639	Lindsay Corp.	433,584
28,781	LMI Aerospace, Inc.*	473,447
17,640	M&F Worldwide Corp.*	601,525
22,597	MFRI, Inc.	431,603
20,232	P.A.M. Transportation Services, Inc.*	444,699
21,188	PeopleSupport, Inc.*	505,334
14,095	Powell Industries, Inc.*	452,731
12,912	PW Eagle, Inc.	425,838
40,419	Quintana Maritime Ltd. (Marshall Islands)	516,959
15,548	RBC Bearings, Inc.*	477,013
9,685	Robbins & Myers, Inc.	421,104
26,324	Rush Enterprises, Inc., Class A*	482,256
19,187	Saia, Inc.*	511,334
13,412	Superior Essex, Inc.*	427,977
12,548	Twin Disc, Inc.	510,076
27,051	U.S. Xpress Enterprises, Inc.*	499,632
13,301	Volt Information Sciences, Inc.*	470,306
14,595	Waste Industries USA, Inc.	431,574
		26,986,219
	Information Technology—22.3%
33,282	Acacia Research - Acacia Technologies*	451,304
24,551	Actel Corp.*	438,481
87,885	ActivIdentity Corp.*	452,608
95,613	Adaptec, Inc.*	344,207
72,427	Agile Software Corp.*	453,393
220,554	Alliance Fiber Optic Products, Inc.*	447,725
25,097	Anaren, Inc.*	414,101
58,015	AsiaInfo Holdings, Inc.*	455,418
57,468	Avici Systems, Inc.*	398,828
76,428	Axcelis Technologies, Inc.*	492,196
94,386	AXT, Inc.*	452,109
63,196	Bell Microproducts, Inc.*	456,275
57,332	Captaris, Inc.*	505,095
67,926	Carrier Access Corp.*	391,254
40,010	C-COR, Inc.*	547,736
81,474	Ceragon Networks Ltd. (Israel)*	487,215
65,606	ChipMOS TECHNOLOGIES Bermuda Ltd. (Bermuda)*	474,987
65,697	Ciber, Inc.*	451,995
28,370	CTS Corp.	439,735
59,242	Datalink Corp.*	462,088
32,326	Digi International, Inc.*	401,489

50,513	Digimarc Corp.*	$480,884
18,414	DTS, Inc.*	451,695
91,112	ECtel Ltd. (Israel)*	475,605
72,927	Edgewater Technology, Inc.*	460,899
22,232	EMS Technologies, Inc.*	460,647
34,280	Exar Corp.*	449,068
79,291	Exfo Electro-Optical Engineering, Inc. (Canada)*	530,457
16,413	Forrester Research, Inc.*	462,190
84,519	FSI International, Inc.*	414,143
35,462	Gerber Scientific, Inc.*	437,246
45,603	GigaMedia Ltd. (Singapore)*	541,308
31,144	Greenfield Online, Inc.*	448,474
45,965	GSI Group, Inc. (Canada)*	385,646
18,914	Hutchinson Technology, Inc.*	420,269
27,325	Infocrossing, Inc.*	450,316
19,232	Integral Systems, Inc.	459,068
22,415	Internap Network Services Corp.*	408,850
43,420	Internet Capital Group, Inc.*	483,265
30,370	Interwoven, Inc.*	476,809
17,187	Intevac, Inc.*	380,005
61,015	KEMET Corp.*	460,053
29,461	L-1 Identity Solutions, Inc.*	425,417
94,977	Leadis Technology, Inc.*	408,401
32,917	Lightbridge, Inc.*	528,318
47,966	Merix Corp.*	413,467
41,146	Methode Electronics, Inc.	453,017
53,694	MIPS Technologies, Inc.*	446,734
48,148	MoSys, Inc.*	397,702
125,848	MRV Communications, Inc.*	512,201
122,756	Napster, Inc.*	492,252
31,235	Ness Technologies, Inc.*	418,861
25,460	NetRatings, Inc.*	462,099
53,694	Netscout Systems, Inc.*	448,345
171,359	Network Engines, Inc.*	411,262
43,282	NU Horizons Electronics Corp.*	437,581
21,688	Oplink Communications, Inc.*	411,638
30,826	OPNET Technologies, Inc.*	416,459
21,279	OSI Systems, Inc.*	510,270
7,684	OYO Geospace Corp.*	448,899
47,921	Pacific Internet Ltd. (Singapore)*	474,418
30,052	PC Connection, Inc.*	490,749
45,147	Pegasystems, Inc.	419,416
52,604	Perceptron, Inc.*	522,358
38,828	Pericom Semiconductor Corp.*	387,115
46,056	Planar Systems, Inc.*	479,443
33,782	Qiao Xing Universal Telephone, Inc. (British Virgin Islands)*	555,375
48,921	Richardson Electronics, Ltd.	437,354
28,007	Rudolph Technologies, Inc.*	437,749
80,883	S1 Corp.*	465,077
184,089	Safeguard Scientifics, Inc.*	485,995
43,602	SeaChange International, Inc.*	436,020
33,462	Semitool, Inc.*	376,113
13,730	SI International, Inc.*	396,111
35,145	SimpleTech, Inc.*	384,486
56,695	Sirenza Microdevices, Inc.*	399,133
52,922	SonicWALL, Inc.*	446,132

45,829	Spectrum Control, Inc.*	$550,864
58,606	Stratos International, Inc.*	424,307
73,654	SumTotal Systems, Inc.*	525,153
81,292	SupportSoft, Inc.*	552,785
20,323	SYNNEX Corp.*	390,202
31,417	Telvent GIT, S.A. (Spain)*	486,964
34,720	Terabeam, Inc.*	75,342
20,779	TESSCO Technologies, Inc.*	464,411
42,146	Tollgrade Communications, Inc.*	423,989
39,328	TTM Technologies, Inc.*	421,203
36,054	Ultra Clean Holdings, Inc.*	502,593
20,641	Xyratex Ltd. (Bermuda)*	433,048
27,098	Zygo Corp.*	415,954
		40,257,918
	Materials—5.9%
17,504	A. M. Castle & Co.	437,600
20,005	A. Schulman, Inc.	417,704
13,186	Brush Engineered Materials, Inc.*	436,325
37,192	Buckeye Technologies, Inc.*	445,188
71,881	Calgon Carbon Corp.	450,694
26,189	Chesapeake Corp.	459,879
46,147	Core Molding Technologies, Inc.	405,632
28,734	Glatfelter	465,203
79,018	ICO, Inc.*	379,286
9,594	Innospec, Inc.	513,279
37,554	Mercer International, Inc.*	454,779
12,594	Neenah Paper, Inc.	429,833
35,827	NN, Inc.	457,511
13,230	Northwest Pipe Co.*	497,580
12,185	Novamerican Steel, Inc. (Canada)*	459,862
20,050	Olympic Steel, Inc.	533,330
15,548	Pioneer Cos., Inc.*	465,507
17,778	Ryerson Tull, Inc.	557,696
17,095	Schweitzer-Mauduit International, Inc.	415,238
14,048	Stepan Co.	448,834
27,869	Tronox, Inc., Class A	401,871
13,321	Universal Stainless & Alloy Products, Inc.*	589,455
23,779	Wheeling-Pittsburgh Corp.*	582,823
		10,705,109
	Telecommunication Services—1.3%
15,186	Atlantic Tele-Network, Inc.	456,187
27,460	Cogent Communications Group, Inc.*	576,661
19,458	CT Communications, Inc.	475,359
35,236	D&E Communications, Inc.	450,668
50,557	Gilat Satellite Networks Ltd. (Israel)*	455,013
		2,413,888
	Utilities—1.0%
11,547	American States Water Co.	452,527
18,914	Central Vermont Public Service Corp.	473,606
126,577	Star Gas Partners LP*	453,146

86,340	U.S. Energy Systems, Inc.*	$429,973
		1,809,252
	Total Common Stocks
	(Cost $163,382,930)	180,693,687
	Money Market Fund—0.0%
3,932	AIM Liquid Asset Portfolio Private Class**
	(Cost $3,932)	3,932

	Total Investments
	(Cost $163,386,862)—99.9%	180,697,619
	Other assets less liabilities—0.1%	136,807
	Net Assets—100.0%	$180,834,426

*Non-income producing security.
**Affiliated investment

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $17,310,757 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $21,218,656 and aggregate gross unrealized depreciation of $3,907,899.

COUNTRY BREAKDOWN
January 31, 2007 (Unaudited)

	Value	Net Assets
United States	$168,720,747	93.3%
Bermuda	2,714,556	1.5
Marshall Islands	1,892,574	1.0
Canada	1,854,190	1.0
British Virgin Islands	1,730,689	1.0
Israel	1,417,832	0.8
Singapore	1,015,725	0.6
Spain	486,963	0.3
Panama	439,927	0.2
Cayman Islands	424,416	0.2
Total investments	180,697,619	99.9
Other assets less liabilities	136,807	0.1
Net Assets	$180,834,426	100%

Schedule of Investments

PowerShares Zacks SmallCap Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.3%
	Consumer Discretionary—14.8%
6,908	Ambassadors International, Inc.	$300,014
6,154	Arbitron, Inc.	285,361
14,509	Arctic Cat, Inc.	267,691
11,261	Blyth, Inc.	234,116
12,855	Books-A-Million, Inc.	245,531
6,621	Brown Shoe Co., Inc.	359,852
8,782	Build-A-Bear-Workshop, Inc.*	264,250
9,109	Carter’s, Inc.*	231,369
13,173	CKE Restaurants, Inc.	260,430
8,481	Coinstar, Inc.*	256,465
5,066	Deckers Outdoor Corp.*	295,398
18,777	Directed Electronics, Inc.*	187,770
11,966	Dress Barn (The), Inc.*	268,876
16,239	FTD Group, Inc.*	299,772
17,866	Gaiam, Inc., Class A*	226,541
38,670	Harris Interactive, Inc.*	201,471
28,877	Interstate Hotels & Resorts, Inc.*	212,535
14,137	Jo-Ann Stores, Inc.*	357,383
10,841	Kimball International, Inc., Class B	267,122
7,288	K-Swiss, Inc., Class A	230,447
11,222	LKQ Corp.*	240,375
9,002	MarineMax, Inc.*	217,488
12,708	Martha Stewart Living Omnimedia, Inc., Class A*	233,954
21,675	Monaco Coach Corp.	326,859
10,045	Movado Group, Inc.	288,292
20,744	PetMed Express, Inc.*	245,194
15,130	Retail Ventures, Inc.*	298,818
28,748	Sinclair Broadcast Group, Inc., Class A	338,364
11,120	Standard Pacific Corp.	305,133
15,723	Stein Mart, Inc.	212,418
5,666	Steiner Leisure Ltd. (Bahamas)*	264,942
23,478	Technical Olympic USA, Inc.	223,745
12,688	Tupperware Brands Corp.	296,011
8,185	VistaPrint Ltd. (Bermuda)*	352,692
7,753	Volcom, Inc.*	248,018
15,582	World Wrestling Entertainment, Inc.	250,559
9,341	Zale Corp.*	257,064
7,884	Zumiez, Inc.*	259,384
		10,111,704
	Consumer Staples—3.8%
5,152	Central Garden & Pet Co.*	230,758
9,738	Great Atlantic & Pacific Tea (The) Co., Inc.	281,136
6,808	Green Mountain Coffee Roasters, Inc.*	402,422
10,155	Imperial Sugar Co.	316,328
6,029	Longs Drug Stores Corp.	259,247
4,744	Pantry (The), Inc.*	231,555
10,155	Sanderson Farms, Inc.	321,101
8,127	Tootsie Roll Industries, Inc.	257,788

29,704	Topps (The) Co., Inc.	$292,287
		2,592,622
	Energy—7.4%
17,282	Allis-Chalmers Energy, Inc.*	305,027
18,864	Delek US Holdings, Inc.	321,065
6,619	Dril-Quip, Inc.*	246,227
23,399	Exploration Company of Delaware (The)*	281,724
7,112	General Martime Corp. (Marshall Islands)	259,517
15,146	Genesis Enery LP	299,891
7,596	Goodrich Petroleum Corp.*	277,406
8,775	Gulf Island Fabrication, Inc.	318,357
7,192	Hornbeck Offshore Services, Inc.*	197,924
23,106	Input/Output, Inc.*	316,321
9,452	Knightsbridge Tankers Ltd. (Bermuda)	235,922
4,828	Markwest Energy Partners LP	301,750
18,025	Matrix Service Co.*	332,021
17,314	McMoRan Exploration Co.*	213,655
3,626	Penn Virginia Corp.	265,713
7,644	Trico Marine Services, Inc.*	248,659
23,243	USEC, Inc.*	315,175
7,358	Williams Partners LP	301,899
		5,038,253
	Financials—15.1%
16,461	21st Century Insurance Group	349,632
6,865	Advanta Corp., Class B	318,605
7,614	American Home Mortgage Investment Corp.	266,033
4,736	American Physicians Capital, Inc.*	183,283
7,598	Argonaut Group, Inc.*	254,837
8,916	Cascade Bancorp	234,758
6,244	Cash America International, Inc.	266,681
7,519	City Bank	255,646
12,735	CNA Surety Corp.*	270,619
10,394	Community Bank System, Inc.	235,528
12,714	Corus Bankshares, Inc.	270,808
6,617	Delphi Financial Group, Inc., Class A	260,974
3,770	Downey Financial Corp.	269,706
17,216	EZCORP, Inc., Class A*	288,024
15,341	F.N.B. Corp.	269,848
6,698	First Republic Bank	359,817
17,274	Flagstar Bancorp, Inc.	250,646
7,295	FPIC Insurance Group, Inc.*	320,178
6,543	GAMCO Investors, Inc., Class A	254,065
7,168	Harleysville Group, Inc.	243,712
12,862	Horace Mann Educators Corp.	255,053
15,138	KNBT Bancorp, Inc.	245,841
13,874	Knight Capital Group, Inc., Class A*	250,703
6,115	Lazard Ltd., Class A (Bermuda)	310,397
24,412	Luminent Mortgage Capital, Inc.	226,055
23,019	MarketAxess Holdings, Inc.*	291,651
21,494	Meadowbrook Insurance Group, Inc.*	215,800
7,153	MI Developments, Inc., Class A (Canada)	253,216
5,499	Navigators Group, Inc.*	262,797
16,535	Ocwen Financial Corp.*	232,813

22,983	Partners Trust Financial Group, Inc.	$261,776
3,712	Piper Jaffray Cos., Inc.*	255,905
6,362	Potlatch Corp.	300,350
5,532	ProAssurance Corp.*	280,970
18,350	Provident New York Bancorp	267,360
15,691	SeaBright Insurance Holdings, Inc.*	282,595
8,423	TierOne Corp.	253,701
16,570	Tradestation Group, Inc.*	211,433
5,158	World Acceptance Corp.*	227,004
		10,308,820
	Health Care—12.9%
6,039	Adams Respiratory Therapeutics, Inc.*	270,849
21,570	Albany Molecular Research, Inc.*	219,583
11,790	Alpharma, Inc., Class A	324,815
16,659	Applera Corp.*	264,212
14,431	Aspect Medical Systems, Inc.*	240,276
3,525	Bio-Rad Laboratories, Inc., Class A*	303,291
14,887	Bradley Pharmaceuticals, Inc.*	299,378
32,225	Bruker BioSciences Corp.*	240,076
18,433	Candela Corp.*	213,085
9,343	CorVel Corp.*	440,335
39,304	Emisphere Technologies, Inc.*	214,207
12,380	Given Imaging Ltd. (Israel)*	260,475
9,082	Inventiv Health, Inc.*	318,687
6,832	Inverness Medical Innovations, Inc.*	281,615
29,826	Isis Pharmaceuticals, Inc.*	309,892
6,542	Kyphon, Inc.*	306,100
11,018	Martek Biosciences Corp.*	256,830
10,169	MedCath Corp.*	291,240
14,726	Nastech Pharmaceutical Co., Inc.*	193,352
12,760	Omrix Biopharmaceuticals, Inc.*	434,860
31,092	Pain Therapeutics, Inc.*	280,139
13,852	Pharmanet Development Group, Inc.*	274,962
23,399	Rigel Pharmaceuticals, Inc.*	265,579
11,888	Sciele Pharma, Inc.*	282,340
12,156	Somanetics Corp.*	234,854
9,162	SonoSite, Inc.*	297,765
15,067	TriZetto Group (The), Inc.*	312,490
26,935	Visicu, Inc.*	278,239
8,263	Vital Images, Inc.*	277,224
7,388	WebMD Health Corp., Class A*	364,598
16,285	ZymoGenetics, Inc.*	259,746
		8,811,094
	Industrials—16.2%
7,443	A.O. Smith Corp.	285,439
9,946	AAR Corp.*	296,291
12,993	ABM Industries, Inc.	335,739
12,519	American Ecology Corp.	244,246
7,003	American Woodmark Corp.	314,855
8,968	Applied Industrial Technologies, Inc.	219,895
17,823	ASV, Inc.*	302,100
13,093	Beacon Roofing Supply, Inc.*	272,858
7,936	CLARCOR, Inc.	275,062

12,405	COMSYS IT Partners, Inc.*	$268,444
4,142	Consolidated Graphics, Inc.*	256,804
6,693	Copa Holdings SA, Class A (Panama)	375,143
5,472	CoStar Group, Inc.*	259,756
5,886	DRS Technologies, Inc.	326,084
8,051	Dynamic Materials Corp.	237,826
4,369	EMCOR Group, Inc.*	250,868
8,117	EnPro Industries, Inc.*	268,267
4,892	FreightCar America, Inc.	284,274
19,772	GenCorp, Inc.*	295,789
42,769	GrafTech International Ltd.*	347,284
9,574	H&E Equipment Services, Inc.*	225,372
7,118	Heico Corp.	260,804
10,945	Horizon Lines, Inc., Class A	325,614
12,737	Houston Wire & Cable Co.*	301,612
9,502	Hub Group, Inc., Class A*	283,730
9,142	Layne Christensen Co.*	320,244
10,309	P.A.M. Transportation Services*	226,592
14,079	Pike Electric Corp.*	229,065
37,893	Power-One, Inc.*	280,029
7,270	PW Eagle, Inc.	239,765
17,384	Quality Distribution, Inc.*	175,057
6,648	Robbins & Myers, Inc.	289,055
7,445	Standard Parking Corp.*	283,506
6,878	Superior Essex, Inc.*	219,477
6,214	Teledyne Technologies, Inc.*	237,064
13,128	TeleTech Holdings, Inc.*	353,799
6,016	Toro (The) Co.	308,440
10,283	UAP Holding Corp.	257,589
5,774	United Industrial Corp.	291,645
7,001	Viad Corp.	293,622
		11,119,105
	Information Technology—18.0%
15,743	Actel Corp.*	281,170
17,565	Agilysys, Inc.	332,857
9,651	Ansoft Corp.*	269,649
14,080	ASM International N.V. (Netherlands)*	326,515
9,390	Blackboard, Inc.*	274,188
25,928	C-COR, Inc.*	354,953
13,095	Cohu, Inc.	261,900
13,201	Color Kinetics, Inc.*	266,792
8,140	CommScope, Inc.*	263,003
7,218	Comtech Telecommunications Corp.*	259,848
16,250	Concur Technologies, Inc.*	244,563
11,512	Covansys Corp.*	259,826
13,142	Dolby Laboratories, Inc.*	440,256
14,740	Eagle Test Systems, Inc.*	213,288
37,067	EarthLink, Inc.*	270,960
30,774	Echelon Corp.*	229,882
3,758	Equinix, Inc.*	315,935
13,566	FARO Technologies, Inc.*	336,165
17,823	Gerber Scientific, Inc.*	219,758
31,938	Harmonic, Inc.*	289,039
39,911	Hypercom Corp.*	241,462
12,816	i2 Technologies, Inc.*	292,333

31,332	iBasis, Inc.*	$287,941
20,491	Infocrossing, Inc.*	337,692
12,902	InfoSpace, Inc.*	299,842
15,717	Internap Network Services Corp.*	286,678
4,745	Itron, Inc.*	273,502
25,643	IXYS Corp.*	231,043
10,743	Knot, Inc. (The)*	324,116
15,152	Liquidity Services, Inc.*	302,737
18,257	Marchex, Inc., Class B	222,188
23,881	MasTec, Inc.*	268,661
15,355	Mentor Graphics Corp.*	285,603
50,788	Microtune, Inc.*	254,956
35,062	MIPS Technologies, Inc.*	291,716
14,723	NetRatings, Inc.*	267,222
22,326	Nuance Communications, Inc.*	257,196
17,679	OPNET Technologies, Inc.*	238,843
30,873	SeaChange International, Inc.*	308,730
12,696	Sykes Enterprises, Inc.*	185,489
10,303	Technitrol, Inc.	226,872
7,952	Travelzoo, Inc.*	243,013
21,317	TTM Technologies, Inc.*	228,305
18,198	Tyler Technologies, Inc.*	252,952
14,956	Zygo Corp.*	229,575
		12,349,214
	Materials—8.1%
10,695	A. Shulman, Inc.	223,312
8,704	Compass Minerals International, Inc.	270,085
10,394	H.B. Fuller Co.	268,893
10,477	Headwaters, Inc.*	238,037
39,789	Hecla Mining Co.*	283,696
12,578	Koppers Holdings, Inc.	319,607
3,998	NewMarket Corp.	222,689
14,985	Olin Corp.	252,347
10,644	Olympic Steel, Inc.	283,130
4,726	OM Group, Inc.*	230,912
31,723	PolyOne Corp.*	232,530
12,500	Rock-Tenn Co., Class A	408,999
6,258	Silgan Holdings, Inc.	293,062
9,831	Spartech Corp.	275,465
13,632	Steel Technologies, Inc.	252,874
10,591	Symyx Technologies*	205,677
27,882	Terra Industries, Inc.*	396,761
4,145	Texas Industries, Inc.	304,326
15,128	Worthington Industries, Inc.	290,155
10,337	Zoltek Cos., Inc.*	276,205
		5,528,762
	Telecommunication Services—0.5%
18,461	NTELOS Holdings Corp.*	343,744

	Utilities—3.5%
6,164	American States Water Co.	241,567
10,482	Cleco Corp.	267,710
11,100	EL Paso Electric Co.*	269,730

10,926	Empire District Electric (The) Co.	$260,148
6,759	Ormat Technologies, Inc.	264,885
8,681	Otter Tail Corp.	280,657
7,508	Southwest Gas Corp.	294,689
7,405	Suburban Propane Partners L.P.	285,093
8,303	WGL Holdings, Inc.	262,624
		2,427,103
	Total Common Stocks
	(Cost $64,304,000)	68,630,421
	Money Market Fund—0.1%
47,664	AIM Liquid Asset Portfolio Private Class**
	(Cost $47,664)	47,664

	Total Investments
	(Cost $64,351,664)(a)—100.4%	68,678,085
	Liabilities in excess of other assets—(0.4%)	(249,599)
	Net Assets—100.0%	$68,428,486

* Non-income producing security.
** Affiliated Investment.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $4,326,421 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $7,679,291 and aggregate gross unrealized depreciation of $3,352,870.

COUNTRY BREAKDOWN
January 31, 2007 (Unaudited)

	Value	Net Assets
United States	$66,039,266	96.5%
Bermuda	899,011	1.3
Panama	375,143	0.5
Netherlands	326,515	0.5
Bahamas	264,942	0.4
Israel	260,475	0.4
Marshall Islands	259,517	0.4
Canada	253,216	0.4
Total investments	68,678,085	100.4
Liabilities in excess of other assets	(249,599)	(0.4)
Net Assets	$68,428,486	100.0%

Schedule of Investments

PowerShares Dynamic Basic Materials Sector Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Chemicals—48.0%
3,906	Air Products & Chemicals, Inc.	$291,622
3,663	Airgas, Inc.	152,454
2,177	Albemarle Corp.	169,762
4,556	Arch Chemicals, Inc.	153,674
7,061	Celanese Corp., Class A	185,351
2,818	Cytec Industries, Inc.	164,064
6,955	Dow Chemical (The) Co.	288,911
5,755	E.I. du Pont de Nemours and Co.	285,218
2,523	Eastman Chemical Co.	147,747
6,059	Ecolab, Inc.	265,990
2,124	FMC Corp.	165,353
7,174	Georgia Gulf Corp.	149,291
5,728	H.B. Fuller Co.	148,183
8,018	Hercules, Inc.*	157,233
3,138	Lubrizol (The) Corp.	161,670
11,526	Lyondell Chemical Co.	364,453
2,602	Minerals Technologies, Inc.	151,098
9,092	Olin Corp.	153,109
3,349	OM Group, Inc.*	163,632
17,842	PolyOne Corp.*	130,782
4,291	PPG Industries, Inc.	284,450
4,386	Praxair, Inc.	276,581
5,273	Rohm & Haas Co.	274,512
6,403	Sensient Technologies Corp.	158,026
3,945	Sigma-Aldrich Corp.	149,713
5,069	Spartech Corp.	142,033
5,370	Valspar Corp.	151,327
9,555	W.R. Grace & Co.*	207,344
4,536	Westlake Chemical Corp.	150,504
		5,644,087
	Environmental Control—1.5%
4,175	Metal Management, Inc.	171,342

	Forest Products & Paper—5.7%
8,481	International Paper Co.	285,810
6,009	Rock-Tenn Co., Class A	196,614
3,874	Temple-Inland, Inc.	193,468
		675,892
	Iron/Steel—17.1%
9,436	AK Steel Holding Corp.*	198,533
3,367	Allegheny Technologies, Inc.	348,452
1,449	Carpenter Technology Corp.	169,678
3,326	Chaparral Steel Co.	170,557

3,241	Cleveland-Cliffs, Inc.	$177,153
4,737	Nucor Corp.	305,726
3,720	Schnitzer Steel Industries, Inc., Class A	143,220
4,632	Steel Dynamics, Inc.	181,621
3,703	United States Steel Corp.	309,163
		2,004,103
	Metal Fabricate/Hardware—2.7%
4,106	Quanex Corp.	160,914
8,226	Worthington Industries, Inc.	157,775
		318,689
	Mining—11.5%
4,505	Freeport-McMoRan Copper & Gold, Inc., Class B	259,083
22,521	Hecla Mining Co.*	160,575
2,277	Phelps Dodge Corp.	281,437
5,248	Southern Copper Corp.	328,000
3,141	Vulcan Materials Co.	319,879
		1,348,974
	Miscellaneous Manufacturing—1.3%
9,202	Myers Industries, Inc.	158,458

	Packaging & Containers—12.3%
3,590	Ball Corp.	166,289
4,471	Bemis Co.	151,612
34,946	Graphic Packaging Corp.*	168,789
1,512	Greif, Inc., Class A	172,836
6,630	Packaging Corp. of America	151,429
4,409	Pactiv Corp.*	143,028
2,517	Sealed Air Corp.	165,870
3,514	Silgan Holdings, Inc.	164,561
4,095	Sonoco Products Co.	157,658
		1,442,072
	Total Investments
	(Cost $10,314,807) (a)—100.1%	11,763,617
	Liabilities in excess of other assets—(0.1%)	(11,548)
	Net Assets—100.0%	$11,752,069

*	Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At January  31, 2007, net unrealized appreciation was $1,448,810 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,550,310 and aggregate gross unrealized depreciation of $101,500.

Schedule of Investments

PowerShares Dynamic Consumer Discretionary Sector Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.5%
	Advertising—2.5%
3,264	Omnicom Group, Inc.	$343,373

	Airlines—2.7%
4,029	Continental Airlines, Inc., Class B*	167,163
10,528	Republic Airways Holdings, Inc.*	201,296
		368,459
	Apparel—15.8%
3,015	Columbia Sportswear Co.	195,493
3,358	Deckers Outdoor Corp.*	195,805
2,869	Guess?, Inc.	206,884
4,265	Gymboree (The) Corp.*	184,632
3,538	Oxford Industries, Inc.	169,081
3,676	Phillips-Van Heusen	202,731
4,338	Polo Ralph Lauren Corp.	355,933
5,051	Steven Madden Ltd.*	150,116
4,389	VF Corp.	332,993
6,437	Wolverine World Wide, Inc.	198,066
		2,191,734
	Chemicals—2.7%
5,364	Sherwin-Williams (The) Co.	370,652

	Commercial Services—4.2%
4,064	Arbitron, Inc.	188,448
2,601	ITT Educational Services, Inc.*	201,837
18,461	Service Corp. International	196,610
		586,895
	Entertainment—2.4%
3,446	International Speedway Corp., Class A	179,985
6,801	Warner Music Group Corp.	145,813
		325,798
	Hand/Machine Tools—1.3%
3,828	Snap-On, Inc.	184,548

	Home Furnishings—1.5%
8,937	Tempur-Pedic International, Inc.	212,701

	Housewares—2.5%
11,693	Newell Rubbermaid, Inc.	345,411

	Leisure Time—3.3%
4,474	Harley-Davidson, Inc.	$305,440
13,127	K2, Inc.*	158,574
		464,014
	Lodging—4.8%
7,214	Marriott International, Inc., Class A	347,282
5,126	Starwood Hotels & Resorts Worldwide, Inc.	320,785
		668,067
	Media—2.5%
5,114	McGraw-Hill (The) Cos., Inc.	343,047

	Retail—50.3%
2,593	Abercrombie & Fitch Co., Class A	206,247
6,126	Aeropostale, Inc.*	220,168
10,569	American Eagle Outfitters, Inc.	342,224
5,239	AnnTaylor Stores Corp.*	180,746
7,916	Asbury Automotive Group, Inc.	193,625
33,844	Blockbuster, Inc., Class A	219,648
5,258	Bob Evans Farms, Inc.	178,614
3,933	Brown Shoe Co., Inc.	213,759
6,324	Buckle (The), Inc.	212,360
10,270	Burger King Holdings, Inc.	213,205
3,969	CarMax, Inc.*	227,940
6,209	Charlotte Russe Holding, Inc.*	189,685
12,752	Charming Shoppes, Inc.*	167,306
5,558	Claire’s Stores, Inc.	191,195
4,541	Darden Restaurants, Inc.	177,735
5,104	Dillard’s, Inc., Class A	175,271
5,903	Dollar Tree Stores, Inc.*	185,708
8,345	Dress Barn, Inc.*	187,512
5,391	DSW, Inc. Class A*	216,125
6,429	Family Dollar Stores, Inc.	208,300
3,424	IHOP Corp.	182,157
2,984	Jack in the Box, Inc.*	184,381
4,149	J.C. Penney Co., Inc.	337,065
4,738	Men’s Wearhouse (The), Inc.	203,450
6,698	Nordstrom, Inc.	373,145
5,743	Payless ShoeSource, Inc.*	194,975
6,099	Ross Stores, Inc.	197,547
13,081	Staples, Inc.	336,443
11,883	TJX (The) Cos., Inc.	351,380
7,774	United Auto Group, Inc.	186,343
5,309	Yum! Brands, Inc.	318,593
		6,972,852
	Toys/Games/Hobbies—4.0%
6,727	Hasbro, Inc.	191,047
14,630	Mattel, Inc.	356,387
		547,434

Total Investments (Cost $13,450,973)(a)—100.5%	$13,924,985
Liabilities in excess of other assets—(0.5%)	(67,488)
Net Assets—100.0%	$13,857,497

*	Non-income producing security.
(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $474,012 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $565,783 and aggregate gross unrealized depreciation of $91,771.

Schedule of Investments

PowerShares Dynamic Consumer Staples Sector Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.9%
	Agriculture—11.3%
3,096	Altria Group, Inc.	$270,559
7,732	Archer-Daniels-Midland Co.	247,424
2,242	Loews Corp. - Carolina Group	153,667
3,930	Reynolds American, Inc.	253,485
3,047	Universal Corp.- Richmond VA	147,261
2,506	UST, Inc.	143,945
		1,216,341
	Beverages—15.6%
5,602	Anheuser-Busch Cos., Inc.	285,534
1,972	Brown-Forman Corp., Class B	129,343
5,526	Coca-Cola (The) Co.	264,585
2,188	Coca-Cola Bottling Co. Consolidated	137,275
6,825	Coca-Cola Enterprises, Inc.	140,049
2,000	Molson Coors Brewing Co., Class B	161,600
4,423	Pepsi Bottling Group (The), Inc.	139,900
6,861	PepsiAmericas, Inc.	151,285
4,159	PepsiCo, Inc.	271,333
		1,680,904
	Cosmetics/Personal Care—9.4%
6,828	Alberto-Culver Co.	156,156
2,851	Chattem, Inc.*	163,761
3,930	Colgate-Palmolive Co.	268,420
3,382	Estee Lauder (The) Cos., Inc., Class A	160,645
4,081	Procter & Gamble (The) Co.	264,735
		1,013,717
	Electrical Components & Equipment—1.7%
2,126	Energizer Holdings, Inc.*	181,199
	Food—36.0%
3,771	Campbell Soup Co.	145,108
5,652	ConAgra Foods, Inc.	145,313
3,976	Corn Products International, Inc.	136,178
3,330	Dean Foods Co.*	147,353
4,577	General Mills, Inc.	261,987
2,663	Hershey (The) Co.	135,920
3,188	H.J. Heinz Co.	150,219
3,722	Hormel Foods Corp.	141,064
4,840	Ingles Markets, Inc., Class A	177,241
3,636	J & J Snack Foods Corp.	150,094
2,980	JM Smucker (The) Co.	141,520
5,175	Kellogg Co.	254,972
7,370	Kraft Foods, Inc.	257,360

6,496	Kroger (The) Co.	$166,298
3,663	McCormick & Co., Inc.	143,004
2,739	Ralcorp Holdings, Inc.*	151,576
5,036	Ruddick Corp.	140,001
4,659	Safeway, Inc.	167,864
8,602	Sara Lee Corp.	147,524
88	Seaboard Corp.	169,576
7,295	Sysco Corp.	252,042
4,343	Tootsie Roll Industries, Inc.	137,760
3,491	Weis Markets, Inc.	151,090
		3,871,064
	Household Products/Wares—9.2%
3,359	Church & Dwight Co., Inc.	152,196
2,192	Clorox Co.	143,401
3,911	Kimberly-Clark Corp.	271,423
9,447	Playtex Products, Inc.*	133,014
11,964	Prestige Brands Holdings, Inc.*	152,062
4,347	WD-40 Co.	143,147
		995,243
	Miscellaneous Manufacturing—1.3%
3,318	Lancaster Colony Corp.	145,129

	Pharmaceuticals—3.4%
4,032	NBTY, Inc.*	209,059
2,958	USANA Health Sciences, Inc.*	157,011
		366,070
	Retail—12.0%
4,365	BJ’s Wholesale Club, Inc.*	133,307
4,845	Costco Wholesale Corp.	272,192
9,269	CVS Corp.	311,902
7,381	Nu Skin Enterprises, Inc., Class A	136,179
7,770	Smart & Final, Inc.*	144,056
6,376	Walgreen Co.	288,833
		1,286,469
	Total Investments
	(Cost $10,078,335)(a)—99.9%	10,756,136
	Other assets less liabilities—0.1%	6,781
	Net Assets—100.0%	$10,762,917

*	Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $677,801 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $797,722 and aggregate gross unrealized depreciation of $119,921.

Schedule of Investments

PowerShares Dynamic Energy Sector Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.2%
	Electric—1.4%
8,852	MDU Resources Group, Inc.	$228,824

	Energy-Alternate Sources—1.5%
10,794	Covanta Holding Corp.*	255,386

	Gas—8.0%
5,092	Energen Corp.	235,658
4,658	Nicor, Inc.	211,939
5,668	Northwest Natural Gas Co.	230,631
7,696	Sempra Energy	441,596
8,294	UGI Corp.	227,339
		1,347,163
	Mining—1.5%
18,320	USEC, Inc.*	248,419

	Oil & Gas—50.8%
7,564	Alon USA Energy, Inc.	203,396
8,848	Anadarko Petroleum Corp.	387,100
4,846	Atwood Oceanics, Inc.*	234,401
3,820	Cabot Oil & Gas Corp.	247,765
6,094	Chevron Corp.	444,131
6,526	ConocoPhillips	433,392
5,954	Devon Energy Corp.	417,316
4,506	ENSCO International, Inc.	229,220
5,796	Exxon Mobil Corp.	429,484
7,700	Frontier Oil Corp.	218,757
33,164	Grey Wolf, Inc.*	226,510
4,428	Holly Corp.	233,311
4,594	Marathon Oil Corp.	415,022
8,208	Murphy Oil Corp.	408,020
8,454	Noble Energy, Inc.	451,527
8,752	Occidental Petroleum Corp.	405,743
23,912	Parker Drilling Co.*	221,425
16,802	Pioneer Drilling Co.*	212,881
5,162	Plains Exploration & Production Co.*	249,015
5,864	St. Mary Land & Exploration Co.	211,045
6,568	Sunoco, Inc.	414,638
4,500	Swift Energy Co.*	199,530
3,358	Tesoro Corp.	276,666
8,020	Valero Energy Corp.	435,326

8,394	Western Refining, Inc.	$229,576
5,120	Whiting Petroleum Corp.*	233,318
8,940	XTO Energy, Inc.	451,202
		8,519,717
	Oil & Gas Services—28.7%
5,960	Baker Hughes, Inc.	411,418
9,456	Basic Energy Services, Inc.*	224,202
4,308	Cameron International Corp.*	226,170
5,636	Dril-Quip, Inc.*	209,659
3,970	FMC Technologies, Inc.*	245,862
17,258	Global Industries Ltd.*	232,465
5,532	Grant Prideco, Inc.*	216,744
12,992	Halliburton Co.	383,784
7,218	Hercules Offshore, Inc.*	190,844
6,304	Hornbeck Offshore Services, Inc.*	173,486
20,858	Input/Output, Inc.*	285,546
4,420	Lone Star Technologies, Inc.*	213,707
4,130	Lufkin Industries, Inc.	247,181
6,678	NATCO Group, Inc., Class A*	232,127
5,570	Oceaneering International, Inc.*	219,848
6,418	Schlumberger Ltd. (Netherlands)	407,479
2,438	SEACOR Holdings, Inc.*	246,799
7,488	Superior Energy Services, Inc.*	227,036
4,934	W-H Energy Services, Inc.*	223,905
		4,818,262
	Pipelines—5.6%
3,654	Copano Energy LLC	234,368
6,164	National Fuel Gas Co.	250,812
5,450	ONEOK, Inc.	233,860
2,696	Questar Corp.	218,915
		937,955
	Transportation—2.7%
6,126	Gulfmark Offshore, Inc.*	221,210
3,746	Overseas Shipholding Group	232,739
		453,949
	Total Investments (Cost $15,878,800)(a)—100.2%	16,809,675
	Liabilities in excess of other assets—(0.2%)	(34,728)
	Net Assets—100.0%	$16,774,947

*Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $930,875 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,190,185 and aggregate gross unrealized depreciation of $259,310.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets
United States	$16,402,196	97.8%
Netherlands	407,479	2.4
Total investments	16,809,675	100.2
Liabilities in excess of other assets	(34,728)	(0.2)
Net Assets	$16,774,947	100.0%

Schedule of Investments

PowerShares Dynamic Financial Sector Portfolio

January 31, 2007 (Unaudited)

Number
Of Shares		Value
	Common Stocks—100.5%
	Banks—16.8%
3,978	BancFirst Corp.	$193,609
8,034	BancorpSouth, Inc.	203,501
7,024	Bank of America Corp.	369,322
3,970	BOK Financial Corp.	211,085
5,257	City Holding Co.	210,806
3,572	Comerica, Inc.	211,820
9,451	Mellon Financial Corp.	403,936
7,024	Synovus Financial Corp.	224,276
10,774	Wells Fargo & Co.	387,002
6,539	Whitney Holding Corp.	206,894
		2,622,251
	Commercial Services—2.5%
5,496	Moody’s Corp.	393,294

	Diversified Financial Services—7.1%
4,990	Advanta Corp., Class B	231,586
3,502	AG Edwards, Inc.	231,867
4,054	First Marblehead (The) Corp.	220,538
3,558	Franklin Resources, Inc.	423,793
		1,107,784
	Insurance—69.8%
6,651	ACE Ltd. (Cayman Islands)	384,295
8,649	Aflac, Inc.	411,778
2,486	AMBAC Financial Group, Inc.	219,017
6,046	American Financial Group, Inc.	213,545
2,985	Arch Capital Group Ltd. (Bermuda)*	192,801
6,181	Argonaut Group, Inc.*	207,311
3,805	Assurant, Inc.	211,482
7,370	Chubb Corp.	383,535
10,182	CNA Surety Corp.*	216,368
6,929	Commerce Group, Inc.	209,117
5,147	Delphi Financial Group, Class A	202,998
5,510	FBL Financial Group, Inc., Class A	213,843
11,536	Genworth Financial, Inc., Class A	402,606
4,396	Hanover Insurance Group, Inc.	211,228
5,757	Harleysville Group, Inc.	195,738
4,422	Hartford Financial Services Group (The), Inc.	419,691
6,926	HCC Insurance Holdings, Inc.	216,299
10,462	Horace Mann Educators Corp.	207,461
5,927	Lincoln National Corp.	397,939
9,567	Loews Corp.	415,781
468	Markel Corp.*	227,027
6,596	MetLife, Inc.	409,744
4,594	Midland (The) Co.	211,232
3,963	Nationwide Financial Services, Class A	216,578
4,532	Navigators Group (The), Inc.*	216,584

5,498	Odyssey Re Holdings Corp.	$216,896
2,974	PartnerRe Ltd. (Bermuda)	202,232
4,570	Philadelphia Consolidated Holding Co.*	205,924
4,899	PMI Group (The), Inc.	234,270
6,658	Principal Financial Group, Inc.	410,199
4,068	ProAssurance Corp.*	206,614
16,728	Progressive (The) Corp.	387,922
3,753	Reinsurance Group of America, Inc.	218,237
3,646	RLI Corp.	201,770
3,395	Safeco Corp.	217,314
3,907	Safety Insurance Group, Inc.	190,818
3,726	Selective Insurance Group, Inc.	191,703
7,495	St. Paul Travelers (The) Cos., Inc.	381,121
3,305	Torchmark Corp.	214,792
8,470	United America Indemnity Ltd., Class A (Cayman Islands)*	204,296
4,251	Unitrin, Inc.	217,694
5,831	W.R. Berkley Corp.	192,948
		10,908,748
	Real Estate—3.0%
6,410	CB Richard Ellis Group, Inc., Class A*	241,080
2,244	Jones Lang LaSalle, Inc.	234,498
		475,578
	Savings & Loans—1.3%
11,435	Provident Financial Services, Inc.	208,117

	Total Investments (Cost $15,022,600) (a)—100.5%	15,715,772
	Liabilities in excess of other assets—(0.5%)	(75,247)
	Net Assets—100.0%	$15,640,525

*Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $693,172 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $860,035 and aggregate gross unrealized depreciation of $166,863.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets
United States	$14,732,148	94.2%
Cayman Islands	588,591	3.8
Bermuda	395,033	2.5
Total investments	15,715,772	100.5
Liabilities in excess of other assets	(75,247)	(0.5)
Net Assets	$15,640,525	100.0%

Schedule of Investments

PowerShares Dynamic Industrials Sector Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.2%
	Aerospace/Defense—16.7%
5,488	General Dynamics Corp.	$428,887
4,526	Lockheed Martin Corp.	439,882
6,120	Northrop Grumman Corp.	434,153
7,946	Raytheon Co.	412,397
6,688	Rockwell Collins, Inc.	456,188
5,346	Teledyne Technologies, Inc.*	203,950
6,126	United Technologies Corp.	416,691
		2,792,148
	Auto Manufacturers—2.5%
6,222	PACCAR, Inc.	416,065

	Building Materials—1.2%
2,634	Genlyte Group, Inc.*	199,578

	Commercial Services—18.8%
8,228	Adesa, Inc.	238,777
10,678	Cenveo, Inc.*	249,652
4,770	Corrections Corp. of America*	232,394
4,232	CRA International, Inc.*	228,189
8,694	Healthcare Services Group, Inc.	251,430
5,180	Heidrick & Struggles International, Inc.*	226,211
9,350	Korn/Ferry International*	223,278
11,370	Labor Ready, Inc.*	213,529
5,514	Manpower, Inc.	402,136
10,360	Robert Half International, Inc.	421,653
5,712	Viad Corp.	239,561
4,762	Watson Wyatt Worldwide, Inc., Class A	210,909
		3,137,719
	Distribution/Wholesale—3.7%
5,514	W.W. Grainger, Inc.	428,162
3,282	WESCO International, Inc.*	199,283
		627,445
	Electrical Components & Equipment—5.3%
6,698	Ametek, Inc.	232,153

5,556	Belden CDT, Inc.	$240,297
9,084	Emerson Electric Co.	408,507
		880,957
	Electronics—2.7%
4,174	Thomas & Betts Corp.*	199,893
5,872	Woodward Governor Co.	245,684
		445,577
	Engineering & Construction—5.4%
4,210	Foster Wheeler Ltd. (Bermuda)*	225,109
4,298	Granite Construction, Inc.	230,200
4,362	McDermott International, Inc. (Panama)*	225,254
5,042	URS Corp.*	216,655
		897,218
	Environmental Control—6.7%
17,374	Allied Waste Industries, Inc.*	222,213
5,102	Clean Harbors, Inc.*	273,671
5,242	Republic Services, Inc.	226,717
10,720	Waste Management, Inc.	407,146
		1,129,747
	Household Products/Wares—3.9%
5,950	Avery Dennison Corp.	406,742
9,548	Ennis, Inc.	240,514
		647,256
	Housewares—1.5%
4,894	Toro Co.	250,915

	Machinery-Construction & Mining—1.3%
3,828	Terex Corp.*	217,775

	Machinery-Diversified—7.6%
7,471	Applied Industrial Technologies, Inc.	183,189
3,256	Cummins, Inc.	438,127
5,918	Gardner Denver, Inc.*	228,139
3,742	Manitowoc (The) Co., Inc.	194,060
4,504	Nordson Corp.	232,947
		1,276,462
	Metal Fabricate/Hardware—4.1%
7,714	Commercial Metals Co.	209,127
5,332	Precision Castparts Corp.	473,961
		683,088
	Miscellaneous Manufacturing—10.4%
4,058	Acuity Brands, Inc.	235,405

4,078	Ceradyne, Inc.*	$220,538
4,336	Cooper Industries Ltd., Class A (Bermuda)	396,267
5,616	Crane Co.	218,069
5,902	Donaldson Co., Inc.	207,868
3,374	Teleflex, Inc.	225,316
11,079	Tredegar Corp.	254,485
		1,757,948
	Retail—1.3%
7,408	Copart, Inc.*	218,092

	Transportation—7.1%
4,600	Con-way, Inc.	228,804
8,600	Horizon Lines, Inc., Class A	255,850
7,496	HUB Group, Inc., Class A*	223,831
7,396	Pacer International, Inc.	230,459
7,986	Swift Transportation Co., Inc.*	243,733
		1,182,677
	Total Investments (Cost $15,478,153)(a)—100.2%	16,760,667
	Liabilities in excess of other assets—(0.2%)	(41,038)
	Net Assets—100.0%	$16,719,629

*Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $1,282,514 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,399,592 and aggregate gross unrealized depreciation of $117,078.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets
United States	$15,914,037	95.2%
Bermuda	621,376	3.7
Panama	225,254	1.3
Total investments	16,760,667	100.2
Liabilities in excess of other assets	(41,038)	(0.2)
Net Assets	$16,719,629	100.0%

Schedule of Investments

PowerShare Dynamic Healthcare Sector Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.9%
	Advertising—1.4%
5,506	inVentiv Health, Inc.*	$193,206

	Biotechnology—4.1%
2,172	Bio-Rad Laboratories, Inc., Class A*	186,879
4,071	Charles River Laboratories International, Inc.*	183,195
19,590	Exelixis, Inc.*	191,982
		562,056
	Commercial Services—5.4%
8,871	Healthspring, Inc.*	174,493
6,582	McKesson Corp.	366,946
5,707	Parexel International Corp.*	186,904
		728,343
	Electronics—2.8%
7,982	PerkinElmer, Inc.	190,530
3,427	Waters Corp.*	194,277
		384,807
	Healthcare-Products—25.5%
7,143	Baxter International, Inc.	354,721
2,884	Beckman Coulter, Inc.	186,076
4,465	Becton, Dickinson & Co.	343,537
3,536	Biosite, Inc.*	190,520
7,531	Conceptus Inc*	174,644
4,541	Dade Behring Holdings, Inc.	191,085
3,850	Edwards Lifesciences Corp.*	196,966
3,441	Gen-Probe, Inc.*	177,969
3,361	Henry Schein, Inc.*	170,638
2,043	IDEXX Laboratories, Inc.*	175,310
6,572	Immucor, Inc.*	207,281
4,816	Johnson & Johnson	321,709
4,924	Kinetic Concepts, Inc.*	242,212
6,933	Meridian Bioscience, Inc.	205,563
3,102	Techne Corp.*	180,040
7,208	Wright Medical Group, Inc.*	157,783
		3,476,054
	Healthcare-Services—34.2%
7,649	Aetna, Inc.	322,482
5,093	AMERIGROUP Corp.*	184,672
6,995	Apria Healthcare Group, Inc.*	194,251
6,915	Coventry Health Care, Inc.*	356,468
3,896	Health Net, Inc.*	189,774
6,024	Humana, Inc.*	334,332
4,583	Laboratory Corp. of America Holdings*	336,576

5,141	LifePoint Hospitals, Inc.*	174,691
4,810	Lincare Holdings, Inc.*	189,274
3,996	Magellan Health Services, Inc.*	163,077
3,631	Manor Care, Inc.	193,314
5,127	Molina Healthcare, Inc.*	158,065
3,161	National Healthcare Corp.	173,539
3,573	Pediatrix Medical Group, Inc.*	187,725
5,270	Sierra Health Services, Inc.*	211,854
5,323	Sunrise Senior Living, Inc.*	190,351
6,789	UnitedHealth Group, Inc.	354,793
3,308	Universal Health Services, Inc., Class B	191,632
2,713	WellCare Health Plans, Inc.*	210,203
4,380	WellPoint, Inc.*	343,304
		4,660,377
	Insurance—2.5%
2,543	CIGNA Corp.	336,693

	Internet—1.6%
14,810	Emdeon Corp.*	211,191

	Pharmaceuticals—22.1%
2,310	Cephalon, Inc.*	167,267
5,884	Eli Lilly & Co.	318,442
6,413	Forest Laboratories, Inc.*	359,833
5,330	Hospira, Inc.*	196,037
10,452	King Pharmaceuticals, Inc.*	186,673
7,178	Merck & Co, Inc.	321,216
8,504	Mylan Laboratories, Inc.	188,279
11,794	Pfizer, Inc.	309,475
14,924	Schering-Plough Corp.	373,100
7,408	Sciele Pharma, Inc.*	175,940
5,483	VCA Antech, Inc.*	184,338
13,205	ViroPharma, Inc.*	224,881
		3,005,481
	Software—1.3%
6,116	IMS Health, Inc.	176,508

	Total Investments (Cost $12,655,992) (a) —100.9%	13,734,716
	Liabilities in excess of other assets—(0.9%)	(117,052)
	Net Assets—100.0%	$13,617,664

*   Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $1,078,724 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,137,952 and aggregate gross unrealized depreciation of $59,228.

Schedule of Investments

PowerShares Dynamic Technology Sector Portfolio

January 31, 2007  (Unaudited)

Number
of Shares		Value
	Common Stocks—100.5%
	Commercial Services—4.3%
3,352	Alliance Data Systems Corp.*	$227,701
8,766	Convergys Corp.*	228,267
7,107	Wright Express Corp.*	219,393
		675,361
	Computers—28.1%
8,394	Ansoft Corp.*	234,528
23,206	Brocade Communications Systems, Inc.*	199,107
4,948	Cognizant Technology Solutions Corp., Class A*	422,015
9,518	Covansys Corp.*	214,821
14,506	Electronic Data Systems Corp.	381,653
4,012	Factset Research Systems, Inc.	233,017
9,970	Hewlett-Packard Co.	431,503
4,224	International Business Machines Corp.	418,810
5,744	Lexmark International, Inc., Class A*	362,044
5,442	MTS Systems Corp.	232,754
8,894	NCR Corp.*	421,487
18,325	Smart Modular Technologies (WWH), Inc. (Cayman Islands)*	227,597
12,148	Sykes Enterprises, Inc.*	177,482
7,591	Syntel, Inc.	249,592
10,080	Western Digital Corp.*	197,568
		4,403,978
	Distribution/Wholesale—1.3%
3,070	CDW Corp.	197,002

	Electrical Components & Equipment—2.7%
12,457	Advanced Energy Industries, Inc.*	215,880
6,806	Littelfuse, Inc.*	213,640
		429,520
	Electronics—5.2%
8,088	Benchmark Electronics, Inc.*	183,193
2,728	Mettler Toledo International, Inc.*	225,878
6,507	Park Electrochemical Corp.	173,672
3,586	Rofin-Sinar Technologies, Inc.*	234,632
		817,375
	Internet—2.6%
18,278	RealNetworks, Inc.*	195,026
23,182	TIBCO Software, Inc.*	215,129
		410,155

	Leisure Time—1.6%
7,936	Sabre Holdings Corp.	$256,412
	Office/Business Equipment—3.9%
10,044	Global Imaging Systems, Inc.*	193,347
23,731	Xerox Corp.*	408,173
		601,520
	Semiconductors—17.2%
20,826	Amkor Technology, Inc.*	219,298
40,978	Atmel Corp.*	245,048
5,308	Diodes, Inc.*	194,644
10,364	Emulex Corp.*	183,961
12,604	Integrated Device Technology, Inc.*	190,699
10,424	MEMC Electronic Materials, Inc.*	546,218
6,556	Novellus Systems, Inc.*	202,121
10,666	Nvidia Corp.*	326,913
9,490	QLogic Corp.*	173,667
13,138	Texas Instruments, Inc.	409,774
		2,692,343
	Software—24.5%
8,662	Acxiom Corp.	196,627
28,376	BEA Systems, Inc.*	349,876
12,162	BMC Software, Inc.*	418,252
7,804	CSG Systems International, Inc.*	195,724
5,056	Fair Isaac Corp.	201,330
7,576	Fiserv, Inc.*	398,271
5,762	Hyperion Solutions Corp.*	243,272
5,992	Mantech International Corp.*	204,447
1,708	MicroStrategy, Inc., Class A*	207,385
6,734	MoneyGram International, Inc.	201,953
20,124	Oracle Corp.*	345,328
10,966	Parametric Technology Corp.*	217,346
8,916	Sybase, Inc.*	230,835
9,144	SYNNEX Corp.*	175,565
8,466	Total System Services, Inc.	261,599
		3,847,810
	Telecommunications—9.1%
3,704	Anixter International, Inc.	204,720
30,718	Avaya, Inc.*	394,112
6,738	CommScope, Inc.*	217,705
18,456	Corning, Inc.*	384,623
6,588	Interdigital Communications Corp.*	228,538
		1,429,698

Total Investments (Cost $15,169,907)(a)—100.5%	$15,761,174
Liabilities in excess of other assets—(0.5%)	(76,622)
Net Assets—100.0%	$15,684,552

*Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $591,267 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,150,265 and aggregate gross unrealized depreciation of $558,998.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets
United States	$15,533,577	99.0%
Cayman Islands	227,597	1.5
Total investments	15,761,174	100.5
Liabilities in excess of other assets	(76,622)	(0.5)
Net Assets	$15,684,552	100.0%

Schedule of Investments

PowerShares Dynamic Telecommunications & Wireless Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Commercial Services—2.9%
36,919	Convergys Corp.*	$961,371

	Electronics—3.1%
18,077	Trimble Navigation Ltd.*	1,022,797

	Internet—5.7%
133,234	EarthLink, Inc.*	973,941
66,130	United Online, Inc.	928,465
		1,902,406
	Media—11.0%
41,786	Comcast Corp., Class A*	1,851,956
73,560	DIRECTV Group (The), Inc.*	1,794,128
		3,646,084
	Software—2.5%
32,861	CSG Systems International, Inc.*	824,154

	Telecommunications—74.8%
60,480	Alaska Communications Systems Group, Inc.	977,357
29,227	ALLTEL Corp.	1,791,323
50,841	AT&T, Inc.	1,913,146
70,560	Avaya, Inc.*	905,285
21,821	CenturyTel, Inc.	978,454
199,997	Cincinnati Bell, Inc.*	971,985
61,885	Cisco Systems, Inc.*	1,645,522
64,483	Citizens Communications Co.	945,321
24,774	Comtech Telecommunications Corp.*	891,864
103,306	Dobson Communications Corp., Class A*	1,001,035
17,909	Embarq Corp.	994,129
22,587	Golden Telecom, Inc.	1,169,555
20,581	Harris Corp.	1,045,926
73,953	Motorola, Inc.	1,467,967
214,320	Qwest Communications International, Inc.*	1,746,708
29,970	RCN Corp.*	889,809
66,617	Syniverse Holdings, Inc.*	977,938
17,094	Telephone & Data Systems, Inc.	956,409
13,320	United States Cellular Corp.*	960,372
36,254	USA Mobility, Inc.	735,956
47,798	Verizon Communications, Inc.	1,841,179
		24,807,240

Total Investments (Cost $28,551,682)(a)—100.0%	$33,164,052
Liabilities in excess of other assets	(5,225)
Net Assets—100.0%	$33,158,827

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $4,273,052 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $4,592,518 and aggregate gross unrealized depreciation of $319,466.

Schedule of Investments

PowerShares Dynamic Utilities Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.2%
	Electric—86.5%
125,255	AES (The) Corp.*	$2,604,051
36,781	Allegheny Energy, Inc.*	1,711,052
34,641	ALLETE, Inc.	1,665,886
40,314	Alliant Energy Corp.	1,465,414
29,634	Ameren Corp.	1,573,862
99,090	CenterPoint Energy, Inc.	1,710,293
30,237	CH Energy Group, Inc.	1,543,296
61,640	Cleco Corp.	1,574,286
63,510	Edison International	2,856,680
66,388	El Paso Electric Co.*	1,613,228
49,599	FirstEnergy Corp.	2,942,709
59,413	Hawaiian Electric Industries, Inc.	1,591,674
40,029	IDACORP, Inc.	1,479,072
45,512	NSTAR	1,520,101
40,336	OGE Energy Corp.	1,561,810
51,463	Otter Tail Corp.	1,663,799
61,932	Pepco Holdings, Inc.	1,584,221
64,305	PG&E Corp.	3,001,756
33,276	Pinnacle West Capital Corp.	1,623,536
83,323	PPL Corp.	2,966,299
44,730	Public Service Enterprise Group, Inc.	2,998,252
94,285	TECO Energy, Inc.	1,599,074
51,726	TXU Corp.	2,797,342
36,917	UIL Holdings Corp.	1,432,749
59,994	Westar Energy, Inc.	1,593,441
34,331	Wisconsin Energy Corp.	1,598,451
		50,272,334
	Energy-Alternate Sources—3.1%
75,252	Covanta Holding Corp.*	1,780,462

	Gas—10.6%
32,482	Nicor, Inc.	1,477,931
39,518	Northwest Natural Gas Co.	1,607,987
53,656	Sempra Energy	3,078,782
		6,164,700
	Total Investments (Cost $55,943,372)(a)—100.2%	58,217,496
	Liabilities in excess of other assets—(0.2%)	(102,606)
	Net Assets—100.00%	$58,114,890

*Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $2,274,124 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,870,734 and aggregate gross unrealized depreciation of $596,610.

Schedule of Investments

PowerShares Dynamic Banking Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—102.0%
	Commercial Banks-Central US—16.6%
4,128	Associated Banc-Corp.	$140,848
2,638	BancFirst Corp.	128,391
2,631	BOK Financial Corp.	139,890
2,853	Commerce Bancshares, Inc.	140,139
2,498	Cullen/Frost Bankers, Inc.	133,718
5,284	TCF Financial Corp.	134,108
		817,094
	Commercial Banks-Eastern US—2.8%
4,563	Chittenden Corp.	138,989

	Commercial Banks-Southern US—32.5%
5,328	BancorpSouth, Inc.	134,958
3,485	City Holding Co.	139,749
3,346	Community Trust Bancorp, Inc.	130,829
14,142	First BanCorp.	151,037
696	First Citizens BancShares, Inc., Class A	142,673
2,520	Hancock Holding Co.	118,415
6,908	Regions Financial Corp.	250,484
8,538	Synovus Financial Corp.	272,617
4,224	Trustmark Corp.	124,439
4,334	Whitney Holding Corp.	137,128
		1,602,329
	Commercial Banks-Western US—8.1%
2,631	Bank of Hawaii Corp.	137,733
4,558	Frontier Financial Corp.	124,114
5,913	Glacier Bancorp, Inc.	138,778
		400,625
	Finance-Investment Banker/Broker—5.5%
5,376	JPMorgan Chase & Co.	273,800

	S&L/Thrifts-Eastern US—5.6%
9,532	First Niagara Financial Group, Inc.	138,119
7,580	Provident Financial Services, Inc.	137,956
		276,075
	S&L/Thrifts-Western US—2.7%
1,865	Downey Financial Corporation	133,422

	Super-Regional Banks-US—28.2%
4,657	Bank of America Corp.	244,865

4,342	Comerica, Inc.	$257,481
5,628	Huntington Bancshares, Inc.	131,020
6,980	KeyCorp.	266,426
3,206	PNC Financial Services Group, Inc.	236,507
7,144	Wells Fargo & Co.	256,612
		1,392,911
	Total Investments (Cost $5,021,417)(a)—102.0%	5,035,245
	Liabilities in excess of other assets—(2.0%)	(99,088)
	Net Assets—100.0%	$4,936,157

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $13,828 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $117,977 and aggregate gross unrealized depreciation of $104,149.

Schedule of Investments

PowerShares Dynamic Biotechnology & Genome Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Biotechnology—47.8%
174,478	Amgen, Inc.*	$12,278,017
498,903	Applera Corp. - Celera Group*	7,912,602
245,576	Biogen Idec, Inc.*	11,871,144
781,410	Exelixis, Inc.*	7,657,818
156,965	Genentech, Inc.*	13,714,031
194,104	Genzyme Corp.*	12,758,456
176,421	Illumina, Inc.*	7,206,798
122,423	Invitrogen Corp.*	7,495,960
603,660	Millennium Pharmaceuticals, Inc.*	6,700,626
226,150	Myriad Genetics, Inc.*	8,082,601
297,022	PDL BioPharma, Inc.*	6,091,921
296,895	Regeneron Pharmaceuticals, Inc.*	5,905,242
388,070	Telik, Inc.*	2,603,950
281,732	Vertex Pharmaceuticals, Inc.*	9,959,226
		120,238,392
	Chemicals—2.7%
179,054	Sigma-Aldrich Corp.	6,795,099

	Electronics—16.5%
343,186	Applera Corp. - Applied Biosystems Group	11,929,145
119,704	Dionex Corp.*	7,112,812
154,186	Varian, Inc.*	8,250,493
250,638	Waters Corp.*	14,208,668
		41,501,118
	Healthcare-Products—5.4%
867,904	Bruker BioSciences Corp.*	6,465,885
123,721	Techne Corp.*	7,180,767
		13,646,652
	Pharmaceuticals—27.7%
336,251	Alnylam Pharmaceuticals, Inc.*	7,121,796
191,227	Gilead Sciences, Inc.*	12,299,720
222,217	ImClone Systems, Inc.*	6,546,513
512,618	Medarex, Inc.*	6,904,965
243,210	Progenics Pharmaceuticals, Inc.*	7,289,004
223,368	Theravance, Inc.*	7,665,990
118,841	United Therapeutics Corp.*	6,369,877
526,706	ViroPharma, Inc.*	8,969,803
280,025	Xenoport, Inc.*	6,675,796
		69,843,464

Total Investments (Cost $245,389,054)(a)—100.1%	$252,024,725
Liabilities in excess of other assets—(0.1%)	(250,226)
Net Assets—100.0%	$251,774,499

*Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $6,635,671 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $18,898,752 and aggregate gross unrealized depreciation of $12,263,081.

Schedule of Investments

PowerShares Dynamic Building and Construction Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Building Materials—11.0%
16,776	American Standard Cos., Inc.	$828,566
14,245	Lennox International, Inc.	432,193
7,431	NCI Buildings Systems, Inc.*	422,973
		1,683,732
	Commercial Services—5.7%
13,234	McGrath RentCorp.	405,357
22,871	Quanta Services, Inc.*	470,457
		875,814
	Electric—2.7%
16,014	MDU Resources Group, Inc.	413,962

	Engineering & Construction—16.2%
6,791	EMCOR Group, Inc.*	389,939
8,070	Granite Construction, Inc.	432,229
19,201	Infrasource Services, Inc.*	408,021
4,988	Jacobs Engineering Group, Inc.*	451,664
12,671	Perini Corp.*	382,918
9,467	URS Corp.*	406,797
		2,471,568
	Home Builders—11.4%
8,301	KB Home	450,080
14,919	Lennar Corp., Class A	811,295
709	NVR, Inc.*	490,997
		1,752,372
	Home Furnishings—3.2%
10,969	American Woodmark Corp.	493,166

	Machinery-Construction & Mining—9.9%
12,072	Caterpillar, Inc.	773,453
13,178	Terex Corp.*	749,696
		1,523,149
	Machinery-Diversified—7.6%
7,603	Cascade Corp.	408,433
7,027	Manitowoc (The) Co., Inc.	364,420
2,746	NACCO Industries, Inc., Class A	396,660
		1,169,513

	Metal Fabricate/Hardware—2.5%
6,999	Valmont Industries, Inc.	$388,235

	Mining—5.7%
8,554	Vulcan Materials Co.	871,139

	Miscellaneous Manufacturing—2.8%
5,385	Ameron International Corp.	434,408

	Office Furnishings—2.7%
27,289	Interface, Inc.*	415,339

	Retail—10.9%
20,120	Home Depot (The), Inc.	819,689
25,298	Lowe’s Cos., Inc.	852,795
		1,672,484
	Storage/Warehousing—2.4%
14,028	Mobile Mini, Inc.*	373,005

	Textile—5.3%
9,936	Mohawk Industries, Inc.*	818,925

	Total Investments (Cost $14,158,046)(a)—100.0%	15,356,811
	Liabilities in excess of other assets—(0.0%)	(2,491)
	Net Assets—100.0%	$15,354,320

*Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $1,198,765 based on cost for Federal income tax purposes. This  consisted of aggregate gross unrealized appreciation of $1,323,746 and aggregate gross unrealized depreciation of $124,981.

Schedule of Investments

PowerShares Dynamic Energy Exploration and Production Portfolio

January 31, 2007  (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Gas - Distribution—2.8%
62,014	Energen Corp.	$2,870,008

	Oil Companies - Exploration & Production—44.9%
107,745	Anadarko Petroleum Corp.	4,713,844
46,531	Cabot Oil & Gas Corp.	3,018,001
77,012	Cimarex Energy Co.	2,886,410
101,320	Denbury Resources, Inc.*	2,806,564
72,488	Devon Energy Corp.	5,080,684
54,516	Murphy Oil Corp.	2,709,990
59,473	Newfield Exploration Co.*	2,546,039
56,153	Noble Energy, Inc.	2,999,132
38,395	Penn Virginia Corp.	2,813,586
67,059	Pioneer Natural Resources Co.	2,749,419
62,839	Plains Exploration & Production Co.*	3,031,353
146,724	Rosetta Resources, Inc.*	2,759,878
71,407	St. Mary Land & Exploration Co.	2,569,938
54,794	Swift Energy Co.*	2,429,566
62,334	Whiting Petroleum Corp.*	2,840,560
		45,954,964
	Oil Companies - Integrated—25.3%
74,204	Chevron Corp.	5,407,987
79,455	ConocoPhillips	5,276,607
70,575	Exxon Mobil Corp.	5,229,608
55,956	Marathon Oil Corp.	5,055,065
106,554	Occidental Petroleum Corp.	4,939,843
		25,909,110
	Oil Refining & Marketing—21.7%
92,109	Alon USA Energy, Inc.	2,476,811
93,752	Frontier Oil Corp.	2,663,494
53,935	Holly Corp.	2,841,835
43,617	Sunoco, Inc.	2,753,541
40,873	Tesoro Corp.	3,367,526
97,652	Valero Energy Corp.	5,300,552
102,212	Western Refining, Inc.	2,795,498
		22,199,257
	Pipelines—5.4%
66,372	ONEOK, Inc.	2,848,023
32,822	Questar Corp.	2,665,146
		5,513,169

Total Investments (Cost $99,234,631)(a)—100.1%	$102,446,508
Liabilities in excess of other assets—(0.1%)	(99,559)

Net Assets—100.0%	$102,346,949

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $3,211,877 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $5,928,525 and aggregate gross unrealized depreciation of $2,716,648.

Schedule of Investments

PowerShares Dynamic Food & Beverage Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Beverages—29.1%
32,155	Anheuser-Busch Cos., Inc.	$1,638,940
11,321	Brown-Forman Corp., Class B	742,544
31,716	Coca-Cola (The) Co.	1,518,562
12,562	Coca-Cola Bottling Co. Consolidated	788,140
39,175	Coca-Cola Enterprises, Inc.	803,871
11,480	Molson Coors Brewing Co., Class B	927,584
25,390	Pepsi Bottling Group (The), Inc.	803,086
23,871	PepsiCo, Inc.	1,557,344
		8,780,071
	Food—49.6%
39,684	Campbell Soup Co.	1,527,041
32,443	ConAgra Foods, Inc.	834,110
22,820	Corn Products International, Inc.	781,585
19,113	Dean Foods Co.*	845,750
26,269	General Mills, Inc.	1,503,638
18,298	H.J. Heinz Co.	862,202
21,367	Hormel Foods Corp.	809,809
27,779	Ingles Markets, Inc., Class A	1,017,267
20,872	J & J Snack Foods Corp.	861,596
17,103	J.M. Smucker (The) Co.	812,221
29,703	Kellogg Co.	1,463,467
21,023	McCormick & Co., Inc.	820,738
26,745	Safeway, Inc.	963,622
49,374	Sara Lee Corp.	846,764
506	Seaboard Corp.	975,062
		14,924,872
	Retail—21.3%
45,602	Burger King Holdings, Inc.	946,697
28,969	Domino’s Pizza, Inc.	827,644
13,240	Jack in the Box, Inc.*	818,100
35,533	McDonald’s Corp.	1,575,889
24,151	Wendy’s International, Inc.	820,168
23,576	Yum! Brands, Inc.	1,414,796
		6,403,294
	Total Common Stocks (Cost $27,300,749)	30,108,237

	Money Market Fund—0.1%
31,882	AIM Liquid Asset Portfolio Private Class** (Cost $31,882)	$31,882

	Total Investments (Cost $27,332,631) (a) —100.1%	30,140,119
	Liabilities in excess of other assets—(0.1%)	(42,493)
	Net Assets—100.0%	$30,097,626

* Non-income producing security.

** Affiliated investment.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $2,807,488 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,971,092 and aggregate gross unrealized depreciation of $163,604.

Schedule of Investments

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—102.9%
	Commercial Services—2.6%
10,243	Coinstar, Inc.*	$309,748
	Computers—41.4%
6,980	Apple, Inc.*	598,395
76,640	Brocade Communications Systems, Inc.*	657,571
48,898	EMC Corp.*	684,083
180,760	Gateway, Inc.*	370,558
16,168	Hewlett-Packard Co.	699,751
5,080	Lexmark International, Inc., Class A*	320,192
15,615	Network Appliance, Inc.*	587,124
115,034	Sun Microsystems, Inc.*	763,827
16,348	Western Digital Corp.*	320,421
		5,001,922
	Electronics—28.9%
19,058	Agilent Technologies, Inc.*	609,855
13,115	Benchmark Electronics, Inc.*	297,055
7,117	Garmin Ltd. (Cayman Islands)	357,416
11,964	Jabil Circuit, Inc.	287,016
11,548	National Instruments Corp.	332,698
15,850	Paxar Corp.*	348,383
13,735	Plexus Corp.*	230,748
94,801	Sanmina-SCI Corp.*	331,804
10,984	Tektronix, Inc.	310,518
6,961	Trimble Navigation Ltd.*	393,853
		3,499,346
	Home Furnishings—2.6%
3,266	Harman International Industries, Inc.	308,866
	Miscellaneous Manufacturing—2.8%
12,926	Eastman Kodak Co.	334,266
	Office/Business Equipment—8.4%
7,459	Pitney Bowes, Inc.	357,062
38,483	Xerox Corp.*	661,908
		1,018,970
	Semiconductors—4.8%
16,805	Emulex Corp.*	298,288
15,389	QLogic Corp.*	281,619
		579,907

	Software—3.4%
10,315	VeriFone Holdings, Inc.*	$412,291

	Telecommunications—8.0%
28,477	Motorola, Inc.	565,269
12,076	Polycom, Inc.*	405,995
		971,264
	Total Investments (Cost $11,698,900)(a)—102.9%	12,436,580
	Liabilities in excess of other assets—(2.9%)	(347,140)
	Net Assets—100.0%	$12,089,440

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $737,680 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,142,685 and aggregate gross unrealized depreciation of $405,005.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets

United States	$12,079,164	99.9%
Cayman Islands	357,416	3.0
Total investments	12,436,580	102.9
Liabilities in excess of other assets	(347,140)	(2.9)
Net Assets	$12,089,440	100.0%

Schedule of Investments

PowerShares Dynamic Healthcare Services Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.7%
	Consulting Services—2.5%
7,042	Advisory Board (The) Co.*	$396,535

	Dialysis Centers—2.6%
7,538	DaVita, Inc.*	411,575

	E-Commerce/Services—3.1%
34,332	Emdeon Corp.*	489,574

	Health Care Cost Containment—8.0%
20,564	Healthspring, Inc.*	404,494
15,259	McKesson Corp.	850,689
		1,255,183
	Life/Health Insurance—5.0%
5,896	CIGNA Corp.	780,630

	Medical Labs & Testing Services—2.7%
5,795	Laboratory Corp. of America Holdings*	425,585

	Medical Products—2.5%
7,791	Henry Schein, Inc.*	395,549

	Medical-HMO—39.3%
17,732	Aetna, Inc.	747,581
11,808	AMERIGROUP Corp.*	428,158
8,744	Coventry Health Care, Inc.*	450,753
9,031	Health Net, Inc.*	439,900
13,963	Humana, Inc.*	774,947
9,263	Magellan Health Services, Inc.*	378,023
11,885	Molina Healthcare, Inc.*	366,415
12,218	Sierra Health Services, Inc.*	491,164
15,739	UnitedHealth Group, Inc.	822,519
6,289	WellCare Health Plans, Inc.*	487,272
10,154	WellPoint, Inc.*	795,871
		6,182,603
	Medical-Hospitals—5.4%
11,917	LifePoint Hospitals, Inc.*	404,940
7,670	Universal Health Services, Inc., Class B	444,323
		849,263
	Medical-Nursing Homes—5.4%
8,417	Manor Care, Inc.	448,121
7,328	National Healthcare Corp.	402,307
		850,428

	Medical-Outpatient/Home Medical Care—5.7%
16,215	Apria Healthcare Group, Inc.*	$450,290
11,151	Lincare Holdings, Inc.*	438,792
		889,082
	Medical-Wholesale Drug Distribution—5.4%
11,817	Cardinal Health, Inc.	843,970

	Pharmacy Services—4.9%
10,971	Express Scripts, Inc.*	762,704

	Physician Practice Management—2.8%
8,283	Pediatrix Medical Group, Inc.*	435,189

	Retirement/Aged Care—2.8%
12,338	Sunrise Senior Living, Inc.*	441,207

	Software—2.6%
14,179	IMS Health, Inc.	409,206

	Total Investments (Cost $14,967,077)(a)—100.7%	$15,818,283
	Liabilities in excess of other assets—(0.7%)	(108,219)
	Net Assets—100.0%	$15,710,064

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $851,206 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,062,995 and aggregate gross unrealized depreciation of $211,789.

Schedule of Investments

PowerShares Dynamic Insurance Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.2%
	Life/Health Insurance—21.5%
59,185	AFLAC, Inc.	$2,817,798
35,225	Delphi Financial Group, Inc., Class A	1,389,274
37,699	FBL Financial Group, Inc., Class A	1,463,098
40,560	Lincoln National Corp.	2,723,198
27,115	Nationwide Financial Services, Inc., Class A	1,481,835
25,680	Reinsurance Group of America, Inc.	1,493,292
		11,368,495
	Multi-line Insurance—29.4%
45,516	ACE Ltd. (Cayman Islands)	2,629,914
41,368	American Financial Group, Inc.	1,461,118
26,033	Assurant, Inc.	1,446,914
30,256	Hartford Financial Services Group (The), Inc.	2,871,597
47,400	HCC Insurance Holdings, Inc.	1,480,302
71,594	Horace Mann Educators Corp.	1,419,709
45,140	MetLife, Inc.	2,804,097
29,092	Unitrin, Inc.	1,489,801
		15,603,452
	Property/Casualty Insurance—46.5%
20,424	Arch Capital Group Ltd. (Bermuda)*	1,319,186
42,296	Argonaut Group, Inc.*	1,418,608
50,430	Chubb (The) Corp.	2,624,377
69,675	CNA Surety Corp.*	1,480,594
47,413	Commerce Group (The) Inc.	1,430,924
39,398	Harleysville Group, Inc.	1,339,532
31,016	Navigators Group, Inc. *	1,482,255
31,276	Philadelphia Consolidated Holding Co.*	1,409,297
114,472	Progressive (The) Corp.	2,654,607
24,951	RLI Corp.	1,380,788
23,232	Safeco Corp.	1,487,080
26,738	Safety Insurance Group, Inc.	1,305,884
51,288	St. Paul Travelers Cos. (The), Inc.	2,607,995
57,960	United America Indemnity Ltd., Class A (Cayman Islands)*	1,397,995
39,904	W. R. Berkley Corp.	1,320,423
		24,659,545
	Reinsurance—2.8%
37,621	Odyssey Re Holdings Corp.	1,484,148

Total Investments (Cost $49,864,908)(a)—100.2%	$53,115,640
Liabilities in excess of other assets—(0.2%)	(122,873)
Net Assets—100.0%	$52,992,767

*Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $3,250,732 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $3,558,878 and aggregate gross unrealized depreciation of $308,146.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets

United States	$47,768,545	90.1%
Cayman Islands	4,027,909	7.6
Bermuda	1,319,186	2.5
Total investments	53,115,640	100.2
Liabilities in excess of other assets	(122,873)	(0.2)
Net Assets	$52,992,767	100.0%

Schedule of Investments

PowerShares Dynamic Leisure and Entertainment Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.3%
	Entertainment—12.4%
47,881	International Game Technology	$2,080,909
22,006	International Speedway Corp., Class A	1,149,373
34,753	Pinnacle Entertainment, Inc.*	1,200,021
43,420	Warner Music Group Corp.	930,925
		5,361,228
	Internet—9.1%
63,648	Expedia, Inc.*	1,365,249
32,854	IAC/InterActiveCorp*	1,261,594
30,105	Priceline.com, Inc.*	1,283,075
		3,909,918
	Leisure Time—8.3%
42,343	Carnival Corp. (Panama)	2,183,205
43,034	Sabre Holdings Corp., Class A	1,390,429
		3,573,634
	Lodging—20.2%
38,290	Ameristar Casinos, Inc.	1,168,611
24,873	Choice Hotels International, Inc.	1,051,879
45,643	Marcus Corp.	1,091,324
46,046	Marriott International, Inc., Class A	2,216,654
32,713	Starwood Hotels & Resorts Worldwide, Inc.	2,047,180
36,871	Wyndham Worldwide Corp.*	1,150,375
		8,726,023
	Media—13.1%
70,611	CBS Corp., Class B	2,200,945
23,892	E.W. Scripps Co., Class A	1,166,646
64,989	Walt Disney (The) Co.	2,285,663
		5,653,254
	Retail—37.2%
33,572	Bob Evans Farms, Inc.	1,140,441
38,383	Brinker International, Inc.	1,210,984
65,541	Burger King Holdings, Inc.	1,360,631
28,987	Darden Restaurants, Inc.	1,134,551
41,634	Domino’s Pizza, Inc.	1,189,483
21,859	IHOP Corp.	1,162,899
19,028	Jack in the Box, Inc.*	1,175,740
51,070	McDonald’s Corp.	2,264,955

36,357	Papa John’s International, Inc.*	$1,004,180
42,577	Ruby Tuesday, Inc.	1,218,128
34,713	Wendy’s International, Inc.	1,178,853
33,885	Yum! Brands, Inc.	2,033,439
		16,074,284
	Total Common Stocks (Cost $39,838,624)	43,298,341
	Money Market Fund—0.1%
28,850	AIM Liquid Asset Portfolio Private Class** (Cost $28,850)	28,850

	Total Investments (Cost $39,867,474)(a)—100.4%	43,327,191
	Liabilities in excess of other assets—(0.4%)	(154,461)
	Net Assets—100.0%	$43,172,730

*Non-income producing security.

** Affiliated investment.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $3,459,717 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $3,774,957 and aggregate gross unrealized depreciation of $315,240.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets

United States	$41,143,986	95.3%
Panama	2,183,205	5.1
Total investments	43,327,191	100.4
Liabilities in excess of other assets	(154,461)	(0.4)
Net Assets	$43,172,730	100.0%

Schedule of Investments

PowerShares Dynamic Media Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Advertising—13.6%
31,341	Clear Channel Outdoor Holdings, Inc., Class A*	$906,382
17,535	Getty Images, Inc.*	863,423
30,410	Harte-Hanks, Inc.	824,415
14,063	Omnicom Group, Inc.	1,479,428
		4,073,648
	Commercial Services—8.4%
17,658	Monster Worldwide, Inc.*	872,481
51,721	Valassis Communications, Inc.*	794,952
20,421	Viad Corp.	856,457
		2,523,890
	Computers—2.7%
21,178	IHS, Inc., Class A*	806,035

	Entertainment—2.1%
29,335	Warner Music Group Corp.	628,942

	Internet—12.4%
33,713	aQuantive, Inc.*	903,508
7,774	Digitas, Inc.*	104,794
31,279	Sohu.com, Inc.*	840,154
32,842	ValueClick, Inc.*	838,128
21,024	WebMD Health Corp., Class A*	1,037,534
		3,724,118
	Media—58.3%
47,707	CBS Corp., Class B	1,487,027
40,960	Clear Channel Communications, Inc.	1,487,667
36,355	Comcast Corp., Class A*	1,611,254
46,973	Cox Radio, Inc., Class A*	735,597
63,997	DIRECTV Group (The), Inc.*	1,560,887
16,142	E.W. Scripps Co., Class A	788,214
241,785	Gemstar-TV Guide International, Inc.*	976,811
66,460	Journal Communications, Inc., Class A	895,216
22,052	McGraw-Hill (The) Cos., Inc.	1,479,248
14,683	Meredith Corp.	865,710
80,759	Sinclair Broadcast Group, Inc., Class A	950,533
185,027	Sirius Satellite Radio, Inc.*	682,750
70,525	Time Warner, Inc.	1,542,382

43,909	Walt Disney (The) Co.	$1,544,280
1,073	Washington Post (The) Co., Class B	818,377
		17,425,953
26,074	Telecommunications—2.6% RCN Corp.*	774,137
	Total Common Stocks (Cost $27,273,730)	29,956,723
	Money Market Fund—0.1%
21,492	AIM Liquid Asset Portfolio Private Class** (Cost $21,492)	21,492

	Total Investments (Cost $27,295,222)(a)—100.2%	29,978,215
	Liabilities in excess of other assets—(0.2%)	(57,180)
	Net Assets—100.0%	$29,921,035

*Non-income producing security.

**Affiliated investment

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $2,682,993 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $3,396,280 and aggregate gross unrealized depreciation of $713,287.

Schedule of Investments

PowerShares Dynamic Networking Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—103.7%
	Computers—6.3%
171,155	Brocade Communications Systems, Inc.*	$1,468,510

	Internet—13.3%
45,585	McAfee, Inc.*	1,333,817
77,479	Opsware, Inc.*	619,832
67,794	SonicWALL, Inc.*	571,503
26,490	Websense, Inc.*	573,509
		3,098,661
	Semiconductors—8.7%
40,388	Agere Systems, Inc.*	813,414
34,746	Emulex Corp.*	616,742
31,818	QLogic Corp.*	582,269
		2,012,425
	Software—10.1%
30,168	Altiris, Inc.*	987,399
43,104	Citrix Systems, Inc.*	1,365,103
		2,352,502
	Telecommunications—65.3%
152,180	3Com Corp.*	593,502
50,478	ADC Telecommunications, Inc.*	814,715
32,031	ADTRAN, Inc.	709,807
58,125	Arris Group, Inc.*	826,538
30,514	Atheros Communications, Inc.*	725,013
102,993	Avaya, Inc.*	1,321,400
27,872	Ciena Corp.*	782,924
49,271	Cisco Systems, Inc.*	1,310,116
19,725	Comtech Telecommunications Corp.*	710,100
51,014	Foundry Networks, Inc.*	738,173
86,387	Harmonic, Inc.*	781,802
62,173	Juniper Networks, Inc.*	1,126,575
27,375	NETGEAR, Inc.*	704,906
35,190	QUALCOMM, Inc.	1,325,256
115,599	Sonus Networks, Inc.*	836,937
43,931	Tekelec*	676,537
118,604	Tellabs, Inc.*	1,194,342
		15,178,643
	Total Investments (Cost $23,635,107)(a)—103.7%	24,110,741
	Liabilities in excess of other assets—(3.7%)	(868,062)
	Net Assets—100.0%	$23,242,679

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $475,634 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,240,216 and aggregate gross unrealized depreciation of $764,582.

Schedule of Investments

PowerShares Dynamic Oil & Gas Services Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Engineering & Construction—5.6%
130,019	Foster Wheeler Ltd. (Bermuda)*	$6,952,116
134,728	McDermott International, Inc. (Panama)*	6,957,354
		13,909,470
	Oil & Gas—18.9%
163,139	Diamond Offshore Drilling, Inc.	13,775,457
134,091	ENSCO International, Inc.	6,821,209
218,623	GlobalSantaFe Corp.(Cayman Islands)	12,682,320
986,826	Grey Wolf, Inc.*	6,740,022
711,504	Parker Drilling Co.*	6,588,527
		46,607,535
	Oil & Gas Services—70.1%
177,345	Baker Hughes, Inc.	12,242,125
281,369	Basic Energy Services, Inc.*	6,671,259
167,712	Dril-Quip, Inc.*	6,238,886
118,111	FMC Technologies, Inc.*	7,314,614
513,506	Global Industries Ltd.*	6,916,926
164,590	Grant Prideco, Inc.*	6,448,636
386,602	Halliburton Co.	11,420,223
214,799	Hercules Offshore, Inc.*	5,679,286
187,579	Hornbeck Offshore Services, Inc.*	5,162,174
620,703	Input/Output, Inc.*	8,497,424
131,526	Lone Star Technologies, Inc.*	6,359,282
122,864	Lufkin Industries, Inc.	7,353,410
198,689	NATCO Group, Inc., Class A*	6,906,430
201,376	National Oilwell Varco, Inc.*	12,211,441
165,752	Oceaneering International, Inc.*	6,542,231
190,995	Schlumberger Ltd. (Netherlands)	12,126,273
72,591	SEACOR Holdings, Inc.*	7,348,387
305,964	Smith International, Inc.	12,140,652
222,811	Superior Energy Services, Inc.*	6,755,630
298,644	Weatherford International Ltd. (Bermuda)*	12,059,245
146,780	W-H Energy Services, Inc.*	6,660,876
		173,055,410
	Transportation—5.5%
182,257	GulfMark Offshore, Inc.*	6,581,300
111,442	Overseas Shipholding Group, Inc.	6,923,891
		13,505,191

Total Investments (Cost $257,644,016)(a)—100.1%	$247,077,606
Liabilities in excess of other assets—(0.1%)	(210,255)
Net Assets—100.0%	$246,867,351

*Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized depreciation was $10,566,410 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $7,797,909 and aggregate gross unrealized depreciation of $18,364,319.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets

United States	$196,300,298	79.5%
Bermuda	19,011,361	7.7
Cayman Islands	12,682,320	5.2
Netherlands	12,126,273	4.9
Panama	6,957,354	2.8
Total investments	247,077,606	100.1
Liabilities in excess of other assets	(210,255)	(0.1)
Net Assets	$246,867,351	100.0%

Schedule of Investments

PowerShares Dynamic Pharmaceuticals Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.3%
	Biotechnology—15.1%
55,126	Amgen, Inc.*	$3,879,217
42,321	Biogen Idec, Inc.*	2,045,797
39,528	Celgene Corp.*	2,121,863
49,592	Genentech, Inc.*	4,332,853
		12,379,730
	Cosmetics & Personal Care—3.1%
43,951	Chattem, Inc.*	2,524,545

	Healthcare-Products—5.0%
60,693	Johnson & Johnson	4,054,292

	Household Products—2.9%
184,432	Prestige Brands Holdings, Inc.*	2,344,131

	Pharmaceuticals—74.2%
85,125	Abbott Laboratories	4,511,626
18,273	Allergan, Inc.	2,132,642
98,508	Alpharma, Inc., Class A	2,713,895
43,134	Barr Pharmaceuticals, Inc.*	2,308,532
29,110	Cephalon, Inc.*	2,107,855
74,149	Eli Lilly & Co.	4,012,944
44,084	Forest Laboratories, Inc.*	2,473,553
131,721	King Pharmaceuticals, Inc.*	2,352,537
90,119	KV Pharmaceutical Co., Class A*	2,273,702
79,678	Medicines (The) Co.*	2,439,740
57,383	Medicis Pharmaceutical Corp., Class A	2,176,537
90,463	Merck & Co., Inc.	4,048,219
107,177	Mylan Laboratories, Inc.	2,372,899
127,335	Perrigo Co.	2,200,349
148,630	Pfizer, Inc.	3,900,051
94,331	Pharmion Corp.*	3,004,442
152,553	Salix Pharmaceuticals Ltd.*	2,166,253
102,588	Schering-Plough Corp.	2,564,700
93,361	Sciele Pharma, Inc.*	2,217,324
131,009	Valeant Pharmaceuticals International	2,309,689
86,956	Watson Pharmaceuticals, Inc.*	2,366,942
83,177	Wyeth	4,109,776
		60,764,207

Total Investments (Cost $75,831,540)—100.3%	$82,066,905
Liabilities in excess of other assets—(0.3%)	(222,779)
Net Assets—100.00%	$81,844,126

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $6,235,365 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $7,010,848 and aggregate gross unrealized depreciation of $775,483.

Schedule of Investments

PowerShares Dynamic Retail Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Apparel—2.6%
14,846	Gymboree (The) Corp.*	$642,683

	Commercial Services—2.8%
23,719	Adesa, Inc.	688,325

	Distribution/Wholesale—4.9%
9,070	CDW Corp.	582,022
13,465	Genuine Parts Co.	639,857
		1,221,879
	Food—8.8%
21,753	Ingles Markets, Inc., Class A	796,595
53,531	Kroger (The) Co.	1,370,393
		2,166,988
	Retail—81.0%
9,015	Abercrombie & Fitch Co., Class A	717,053
20,055	American Eagle Outfitters, Inc.	649,381
18,220	AnnTaylor Stores Corp.*	628,590
27,542	Asbury Automotive Group, Inc.	673,677
5,531	AutoZone, Inc.*	694,860
117,712	Blockbuster, Inc., Class A*	763,951
13,680	Brown Shoe Co., Inc.	743,508
22,572	Buckle (The), Inc.	757,968
13,799	Carmax, Inc.*	792,477
21,592	Charlotte Russe Holdings, Inc.*	659,636
44,358	Charming Shoppes, Inc.*	581,977
21,360	Copart, Inc.*	628,838
17,751	Dillard’s, Inc., Class A	609,569
29,025	Dress Barn, Inc.*	652,192
22,357	Family Dollar Stores, Inc.	724,367
60,382	Gap (The), Inc.	1,157,523
14,419	J. C. Penney Co., Inc.	1,171,400
16,402	Kohl’s Corp.*	1,163,066
16,485	Men’s Wearhouse (The), Inc.	707,866
23,307	Nordstrom, Inc.	1,298,432
19,982	Payless ShoeSource, Inc.*	678,389
6,603	Sears Holdings Corp.*	1,166,420
45,488	Staples, Inc.	1,169,951
41,325	TJX Cos., Inc.	1,221,980
		20,013,071
	Total Common Stocks (Cost $22,269,260)	24,732,946

	Money Market Fund—0.6%
139,919	AIM Liquid Asset Portfolio Private Class** (Cost $139,919)	$139,919

	Total Investments (Cost $22,409,179)(a)—100.7%	24,872,865
	Liabilities in excess of other assets—(0.7%)	(173,216)
	Net Assets—100.0%	$24,699,649

*                 Non-income producing security.

**          Affiliated investment.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $2,463,686 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,634,069 and aggregate gross unrealized depreciation of $170,383.

Schedule of Investments

PowerShares Dynamic Semiconductors Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.2%
	Electrical Components & Equipment—2.9%
164,376	Advanced Energy Industries, Inc.*	$2,848,636

	Electronics—5.3%
57,864	Cymer, Inc.*	2,443,597
216,371	Vishay Intertechnology, Inc.*	2,843,115
		5,286,712
	Semiconductors—89.0%
158,941	Agere Systems, Inc.*	3,201,072
138,273	Altera Corp.*	2,772,374
274,803	Amkor Technology, Inc.*	2,893,676
154,937	Analog Devices, Inc.	5,074,186
281,012	Applied Materials, Inc.	4,982,343
540,715	Atmel Corp.*	3,233,476
85,838	ATMI, Inc.*	2,870,423
70,038	Diodes, Inc.*	2,568,293
172,672	Fairchild Semiconductor International, Inc.*	3,075,288
73,923	Hittite Microwave Corp.*	2,571,042
166,297	Integrated Device Technology, Inc.*	2,516,074
241,051	Intel Corp.	5,052,429
51,021	Lam Research Corp.*	2,337,272
156,288	Linear Technology Corp.	4,837,114
137,536	MEMC Electronic Materials, Inc.*	7,206,885
234,413	Micrel, Inc.*	2,369,915
113,822	National Semiconductor Corp.	2,632,703
86,495	Novellus Systems, Inc.*	2,666,641
140,734	NVIDIA Corp.*	4,313,497
179,668	Photronics, Inc.*	2,993,269
192,064	Teradyne, Inc.*	2,861,754
173,361	Texas Instruments, Inc.	5,407,129
69,052	Varian Semiconductor Equipment Associates, Inc.*	2,841,490
188,357	Xilinx, Inc.	4,577,075
177,864	Zoran Corp.*	2,484,760
		88,340,180
	Telecommunications—3.0%
86,916	InterDigital Communications Corp.*	3,015,116

	Total Investments (Cost $99,174,149)(a)—100.2%	99,490,644
	Liabilities in excess of other assets—(0.2%)	(226,448)
	Net Assets—100.00%	$99,264,196

*Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $316,495 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $4,757,651 and aggregate gross unrealized depreciation of $4,441,156.

Schedule of Investments

PowerShares Dynamic Software Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.4%
	Commercial Services—3.0%
83,405	Convergys Corp.*	$2,171,866
	Computers—25.2%
79,858	Ansoft Corp.*	2,231,233
201,743	Cadence Design Systems, Inc.*	3,812,943
32,202	DST Systems, Inc.*	2,269,597
90,685	Jack Henry & Associates, Inc.	1,935,218
70,529	Manhattan Associates, Inc.*	1,979,749
39,331	MICROS Systems, Inc.*	2,214,335
84,628	NCR Corp.*	4,010,520
		18,453,595
	Electronics—3.3%
71,791	Dolby Laboratories, Inc., Class A*	2,404,999
	Internet—15.9%
74,320	DealerTrack Holdings, Inc.*	2,060,150
71,515	J2 Global Communications, Inc.*	1,893,717
173,897	RealNetworks, Inc.*	1,855,481
220,557	TIBCO Software, Inc.*	2,046,769
56,855	WebEx Communications, Inc.*	2,108,184
75,166	Websense, Inc.*	1,627,344
		11,591,645
	Software—53.0%
90,332	Adobe Systems, Inc.*	3,511,205
85,603	Altiris, Inc.*	2,801,786
269,957	BEA Systems, Inc.*	3,328,570
77,237	Blackbaud, Inc.	1,851,371
115,708	BMC Software, Inc.*	3,979,198
74,239	CSG Systems International, Inc.*	1,861,914
48,102	Fair Isaac Corp.	1,915,422
72,092	Fiserv, Inc.*	3,789,876
54,815	Hyperion Solutions Corp.*	2,314,289
126,089	Microsoft Corp.	3,891,107
16,249	MicroStrategy, Inc., Class A*	1,972,954
191,449	Oracle Corp.*	3,285,265
104,320	Parametric Technology Corp.*	2,067,622
84,823	Sybase, Inc.*	2,196,067
		38,766,646

Total Investments (Cost $66,268,648) (a)—100.4%	$73,388,751
Liabilities in excess of other assets—(0.4%)	(311,536)
Net Assets—100.0%	$73,077,215

*	Non-income producing security.

(a)

The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $7,120,103 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $7,813,346 and aggregate gross unrealized depreciation of $693,243.

Schedule of Investments

PowerShares Value Line Industry Rotation Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Advertising—1.3%
2,366	Omnicom Group, Inc.	$248,903

	Aerospace/Defense—1.4%
2,758	Lockheed Martin Corp.	268,050

	Airlines—3.2%
5,754	Continental Airlines, Inc., Class B*	238,733
26,775	Midwest Air Group, Inc.*	357,447
		596,180
	Apparel—1.5%
3,962	Guess?, Inc.*	285,700

	Auto Manufacturers—1.4%
7,973	General Motors Corp.	261,833

	Beverages—2.4%
6,755	Boston Beer Co., Inc., Class A*	237,439
8,799	Constellation Brands, Inc., Class A*	217,687
		455,126
	Chemicals—7.4%
3,528	Albemarle Corp.	275,113
5,040	E.I. du Pont de Nemours and Co.	249,782
13,013	Hercules, Inc.*	255,185
9,926	Lyondell Chemical Co.	313,860
10,353	Sensient Technologies Corp.	255,512
		1,349,452
	Commercial Services—7.2%
8,890	AMN Healthcare Services, Inc.*	230,073
12,992	Gartner, Inc.*	284,005
8,372	Kelly Services, Inc., Class A	259,616
6,944	RR Donnelley & Sons Co.	257,622
11,004	TeleTech Holdings, Inc.*	296,558
		1,327,874
	Computers—1.2%
2,702	Apple, Inc.*	231,642

	Diversified Financial Services—2.8%
13,167	Charles Schwab (The) Corp.	249,120
3,178	Morgan Stanley	263,106
		512,226

	Electric—1.3%
10,766	Xcel Energy, Inc.	$251,171

	Electrical Components & Equipment—1.2%
7,616	Molex, Inc.	223,834

	Electronics—4.8%
7,511	Flir Systems, Inc.*	232,165
4,963	Garmin Ltd. (Cayman Islands)	249,242
11,221	Newport Corp.*	223,971
3,458	Rogers Corp.*	178,709
		884,087
	Forest Products & Paper—1.7%
9,723	Rock-Tenn Co., Class A	318,137

	Insurance—3.9%
3,444	American International Group, Inc.	235,742
70	Berkshire Hathaway, Inc., Class B*	256,714
3,416	XL Capital Ltd., Class A (Cayman Islands)	235,704
		728,160
	Internet—6.1%
5,082	Akamai Technologies, Inc.*	285,507
21,014	Emdeon Corp.*	299,660
18,739	Interwoven, Inc.*	294,202
6,216	Priceline.com, Inc.*	264,926
		1,144,295
	Iron/Steel—1.6%
2,926	Allegheny Technologies, Inc.	302,812

	Machinery-Diversified—4.3%
10,304	Kadant, Inc.*	281,814
5,810	Robbins & Myers, Inc.	252,619
17,290	TurboChef Technologies, Inc.*	257,448
		791,881
	Media—7.2%
6,167	Comcast Corp., Class A*	268,018
10,759	DIRECTV Group (The), Inc.*	262,412
4,592	Reuters Group PLC ADR (United Kingdom)	235,891
25,088	Sinclair Broadcast Group, Inc., Class A	295,285
7,427	Walt Disney (The) Co.	261,208
		1,322,814
	Metal Fabricate/Hardware—1.1%
7,119	Ampco-Pittsburgh Corp.	212,360

	Mining—2.5%
5,712	Agnico-Eagle Mines Ltd. (Canada)	229,908
7,000	Brush Engineered Materials, Inc.*	231,630
		461,538

	Miscellaneous Manufacturing—1.2%
3,017	3M Co.	$224,163

	Office/Business Equipment—2.7%
4,746	Canon, Inc. ADR (Japan)	250,636
14,812	Xerox Corp.*	254,767
		505,403
	Oil & Gas—2.6%
2,940	Core Laboratories N.V. (Netherlands)*	242,256
4,753	Holly Corp.	250,436
		492,692
	Pharmaceuticals—3.5%
7,070	NBTY, Inc.*	366,580
11,354	Schering-Plough Corp.	283,850
		650,430
	Retail—7.2%
10,794	Big Lots, Inc.*	279,888
5,383	Carmax, Inc.*	309,146
8,106	Copart, Inc.*	238,641
3,458	Kohl’s Corp.*	245,207
5,166	OfficeMax, Inc.	249,466
		1,322,348
	Semiconductors—5.2%
7,567	ATMI, Inc.*	253,040
14,700	Integrated Device Technology, Inc.*	222,411
52,395	Triquint Semiconductor, Inc.*	246,257
6,153	Varian Semiconductor Equipment Associates, Inc.*	253,196
		974,904
	Software—2.6%
4,655	Infosys Technologies Ltd. ADR (India)	269,990
12,796	Oracle Corp.*	219,579
		489,569
	Telecommunications—7.0%
6,475	Amdocs Ltd. (Guernsey)*	224,553
7,406	AT&T, Inc.	278,688
4,508	BT Group PLC ADR (United Kingdom)	275,168
9,380	Cisco Systems, Inc.*	249,414
30,835	Harmonic, Inc.*	279,057
		1,306,880
	Transportation—2.5%
5,124	Canadian National Railway Co. (Canada)	234,116
4,284	Canadian Pacific Railway Ltd. (Canada)	234,506
		468,622

Total Investments (Cost $17,766,390)(a)—100.0%	$18,613,086
Liabilities in excess of other assets—(0.0%)	(2,859)
Net Assets—100.0%	$18,610,227

ADR American Depositary Receipt.

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $846,696 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,237,947 and aggregate gross unrealized depreciation of $391,251.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets

United States	$15,931,116	85.6%
Canada	698,530	3.8
United Kingdom	511,059	2.7
Cayman Islands	484,946	2.6
India	269,990	1.5
Japan	250,636	1.3
Netherlands	242,256	1.3
Guernsey	224,553	1.2
Total investments	18,613,086	100.0
Liabilities in excess of other assets	(2,859)	(0.0)
Net Assets	$18,610,227	100.0%

g

Schedule of Investments

PowerShares FTSE RAFI US 1000 Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—14.4%
1,888	Abercrombie & Fitch Co., Class A	$150,172
3,834	Advance Auto Parts, Inc.	145,500
5,033	Amazon.com, Inc.*	189,593
9,777	American Axle & Manufacturing Holdings, Inc.	203,166
4,688	American Eagle Outfitters, Inc.	151,797
6,004	American Greetings Corp., Class A	144,216
2,976	Ann Taylor Stores Corp.*	102,672
2,472	Apollo Group, Inc., Class A*	107,285
17,149	ArvinMeritor, Inc.	330,118
10,023	Asbury Automotive Group, Inc.	245,163
5,373	Autoliv, Inc.	324,207
28,621	AutoNation, Inc.*	642,541
2,667	AutoZone, Inc.*	335,055
5,518	Barnes & Noble, Inc.	214,816
2,456	Beazer Homes USA, Inc.	106,861
7,488	Bed Bath & Beyond, Inc.*	315,919
7,309	Belo Corp., Class A	136,824
13,807	Best Buy Co., Inc.	695,873
13,148	Big Lots, Inc.*	340,928
2,465	Black & Decker Corp.	215,145
112,190	Blockbuster, Inc., Class A	728,113
67,317	Blockbuster, Inc., Class B	407,941
5,227	Borders Group, Inc.	109,662
3,100	BorgWarner, Inc.	212,474
2,092	Boyd Gaming Corp.	99,516
6,689	Brinker International, Inc.	211,038
5,965	Brunswick Corp.	203,466
6,574	Cablevision Systems Corp., Class A*	199,126
2,690	Career Education Corp.*	77,122
3,849	CarMax, Inc.*	221,048
21,662	Carnival Corp. (Panama)	1,116,893
1,580	CBRL Group, Inc.	74,086
61,920	CBS Corp., Class B	1,930,046
6,581	Centex Corp.	353,334
8,267	Charming Shoppes, Inc.*	108,463
238,310	Charter Communications, Inc., Class A*	834,085
12,109	Circuit City Stores, Inc.	247,145
24,624	Clear Channel Communications, Inc.	894,344
3,523	Coach, Inc.*	161,565
1,684	Columbia Sportswear Co.*	109,191
72,138	Comcast Corp., Class A*	3,197,157
37,361	Comcast Corp., Special Class A*	1,623,709
10,586	Cooper Tire & Rubber Co.	169,270
17,297	D.R. Horton, Inc.	502,651
4,889	Darden Restaurants, Inc.	191,355
10,877	Dillard’s, Inc., Class A	373,516
36,589	DIRECTV Group (The), Inc.*	892,406

15,425	Dollar General Corp.	$261,300
5,365	Dollar Tree Stores, Inc.*	168,783
3,810	Dow Jones & Co., Inc.	143,675
12,420	DreamWorks Animation SKG, Inc., Class A*	349,996
28,861	Eastman Kodak Co.	746,345
6,367	EchoStar Communications Corp., Class A*	256,845
4,166	EW Scripps Co., Class A	203,426
8,108	Family Dollar Stores, Inc.	262,699
23,313	Federated Department Stores, Inc.	967,256
8,833	Foot Locker, Inc.	198,213
838,206	Ford Motor Co.*	6,814,616
6,594	Fortune Brands, Inc.	552,050
4,055	Furniture Brands International, Inc.	67,597
14,293	Gannett Co., Inc.	830,995
40,427	Gap (The), Inc.	774,986
2,429	Garmin Ltd. (Cayman Islands)	121,984
343,220	General Motors Corp.	11,271,346
11,115	Genuine Parts Co.	528,185
1,236	Getty Images, Inc.*	60,861
39,099	Goodyear Tire & Rubber (The) Co.*	965,354
4,002	Group 1 Automotive, Inc.	212,106
17,139	H&R Block, Inc.	421,619
8,464	Hanesbrands, Inc.*	216,509
7,156	Harley-Davidson, Inc.	488,540
1,026	Harman International Industries, Inc.	97,029
4,282	Harrah’s Entertainment, Inc.	361,743
7,853	Hasbro, Inc.	223,025
4,922	Hearst-Argyle Television, Inc.	128,563
12,543	Hilton Hotels Corp.	443,897
74,714	Home Depot (The), Inc.	3,043,849
5,667	Hovnanian Enterprises, Inc., Class A*	188,654
18,943	IAC/InterActiveCorp*	727,411
12,882	Idearc, Inc.*	417,634
6,877	International Game Technology	298,874
27,534	Interpublic Group of Cos., Inc.*	362,347
15,945	J.C. Penney Co., Inc.	1,295,372
2,796	Jack in the Box, Inc.*	172,765
12,679	Johnson Controls, Inc.	1,172,300
8,502	Jones Apparel Group, Inc.	290,428
4,783	KB HOME	259,334
3,568	Kellwood Co.	117,030
11,940	Kohl’s Corp.*	846,665
2,126	Lamar Advertising Co., Class A*	140,911
5,205	Las Vegas Sands Corp.*	541,684
6,156	La-Z-Boy, Inc.	79,289
23,101	Lear Corp.*	782,200
2,807	Lee Enterprises, Inc.	93,277
12,771	Leggett & Platt, Inc.	309,569
13,136	Lennar Corp., Class A	714,336
5,865	Liberty Global, Inc., Class A*	176,302
5,844	Liberty Global, Inc., Series C*	164,976
37,349	Liberty Media Corp - Interactive A*	910,195
7,779	Liberty Media Corp. Capital Series. A*	795,792
26,795	Limited Brands, Inc.	748,652
5,547	Liz Claiborne, Inc.	246,287
40,472	Lowe’s Cos., Inc.	1,364,311

3,398	M.D.C. Holdings, Inc.	$198,001
10,414	Marriott International, Inc., Class A	501,330
19,022	Mattel, Inc.	463,376
4,487	McClatchy Co., Class A	173,557
47,575	McDonald’s Corp.	2,109,951
9,079	McGraw-Hill (The) Cos., Inc.	609,019
1,613	Meredith Corp.	95,102
1,957	Meritage Homes Corp.*	86,989
7,601	MGM MIRAGE*	531,842
3,776	Mohawk Industries, Inc.*	311,218
9,779	New York Times (The) Co., Class A	225,797
18,683	Newell Rubbermaid, Inc.	551,896
76,704	News Corp., Class A	1,783,368
34,255	News Corp., Class B	837,535
8,334	NIKE, Inc., Class B	823,483
6,773	Nordstrom, Inc.	377,324
27,515	NTL, Inc.	749,784
269	NVR, Inc.*	186,288
14,008	Office Depot, Inc.*	523,759
13,152	OfficeMax, Inc.	635,110
6,524	Omnicom Group, Inc.	686,325
2,937	O’Reilly Automotive, Inc.*	102,531
3,276	OSI Restaurant Partners, Inc.	129,369
6,284	Payless ShoeSource, Inc.*	213,342
6,388	PEP Boys-Manny Moe & Jack	97,800
4,090	PetSmart, Inc.	124,909
9,721	Pier 1 Imports, Inc.*	65,811
2,733	Polo Ralph Lauren Corp.	224,243
13,946	Pulte Homes, Inc.	478,906
12,500	RadioShack Corp.	276,250
6,279	Reader’s Digest Association (The), Inc.	106,052
35,757	Regal Entertainment Group, Class A	804,533
7,818	Rent-A-Center, Inc.*	230,318
5,139	Ross Stores, Inc.	166,452
11,010	Royal Caribbean Cruises Ltd. (Liberia)	494,679
2,406	Ryland Group, Inc.	135,169
15,169	Saks, Inc.*	284,570
4,906	Sally Beauty Holdings, Inc.*	43,173
4,512	Scholastic Corp.*	159,499
8,822	Sears Holdings Corp.*	1,558,406
26,200	Service Corp. International	279,030
21,093	ServiceMaster (The) Co.	275,264
7,141	Sherwin-Williams (The) Co.	493,443
10,632	Six Flags, Inc.*	61,134
3,776	Snap-On, Inc.	182,041
7,083	Sonic Automotive, Inc., Class A	222,052
4,743	Standard-Pacific Corp.	130,148
4,304	Stanley Works (The)	246,447
25,691	Staples, Inc.	660,773
8,525	Starbucks Corp.*	297,864
7,759	Starwood Hotels & Resorts Worldwide, Inc.	485,558
9,250	Sun-Times Media Group, Inc., Class A*	41,070
3,922	Talbots (The), Inc.	92,559
36,084	Target Corp.	2,214,114
6,885	Tenneco, Inc.*	160,076
4,312	Tiffany & Co.	169,289

2,023	Tim Hortons, Inc.	$62,713
224,562	Time Warner, Inc.	4,911,172
18,835	TJX Cos., Inc.	556,951
10,256	Toll Brothers, Inc.*	346,960
16,330	Tribune Co.	498,718
23,214	TRW Automotive Holdings Corp.*	607,046
4,416	Tupperware Brands Corp.	103,025
9,467	United Auto Group, Inc.	226,924
7,513	Univision Communications, Inc., Class A*	268,289
6,903	VF Corp.	523,731
24,059	Viacom, Inc., Class B*	978,480
103,334	Visteon Corp.*	826,672
94,496	Walt Disney (The) Co.	3,323,425
5,426	Warner Music Group Corp.	116,333
336	Washington Post (The) Co., Class B	256,267
3,668	WCI Communities, Inc.*	79,412
3,027	Wendy’s International, Inc.	102,797
6,433	Whirlpool Corp.	588,169
3,701	Williams-Sonoma, Inc.	129,535
15,620	Wyndham Worldwide Corp.*	487,344
7,034	Yum! Brands, Inc.	422,110
4,810	Zale Corp. (Bermuda)*	132,371
		104,462,932
	Consumer Staples—9.8%
5,224	Alberto-Culver Co.	119,473
118,454	Altria Group, Inc.	10,351,696
31,016	Anheuser-Busch Cos., Inc.	1,580,886
36,461	Archer-Daniels-Midland Co.	1,166,752
14,328	Avon Products, Inc.	492,740
5,659	BJ’s Wholesale Club, Inc.*	172,826
945	Brown-Forman Corp., Class A	65,044
2,049	Brown-Forman Corp., Class B	134,394
12,459	Bunge Ltd. (Bermuda)	958,720
18,731	Campbell Soup Co.	720,769
5,292	Chiquita Brands International, Inc.	83,984
5,593	Clorox Co.	365,894
78,198	Coca-Cola (The) Co.	3,744,120
42,415	Coca-Cola Enterprises, Inc.	870,356
14,924	Colgate-Palmolive Co.	1,019,309
58,485	ConAgra Foods, Inc.	1,503,649
11,330	Constellation Brands, Inc., Class A*	280,304
4,904	Corn Products International, Inc.	167,962
23,556	Costco Wholesale Corp.	1,323,376
37,496	CVS Corp.	1,261,740
10,813	Dean Foods Co.*	478,475
14,185	Del Monte Foods Co.	162,560
2,325	Energizer Holdings, Inc.*	198,160
7,630	Estee Lauder (The) Cos., Inc., Class A	362,425
6,409	Fresh Del Monte Produce, Inc. (Cayman Islands)	98,699
19,372	General Mills, Inc.	1,108,853
7,027	Great Atlantic & Pacific Tea Co., Inc.*	202,869
22,439	H.J. Heinz Co.	1,057,326
6,524	Hershey (The) Co.	332,985
7,099	Hormel Foods Corp.	269,052

3,357	J.M. Smucker (The) Co.	$159,424
16,711	Kellogg Co.	823,351
22,108	Kimberly-Clark Corp.	1,534,295
96,399	Kraft Foods, Inc., Class A	3,366,253
99,828	Kroger (The) Co.	2,555,597
17,138	Loews Corp. - Carolina Group	1,174,639
3,398	Longs Drug Stores Corp.	146,114
5,397	McCormick & Co., Inc.	210,699
2,356	Molson Coors Brewing Co., Class B	190,365
4,272	NBTY, Inc.*	221,503
1,824	Pantry (The), Inc.*	89,029
13,819	Pepsi Bottling Group (The), Inc.	437,095
7,277	PepsiAmericas, Inc.	160,458
42,814	PepsiCo, Inc.	2,793,185
5,430	Performance Food Group Co.*	161,054
6,373	Pilgrim’s Pride Corp.	201,833
74,740	Procter & Gamble (The) Co.	4,848,384
20,491	Reynolds American, Inc.	1,321,670
102,164	Rite Aid Corp.*	629,330
4,515	Ruddick Corp.	125,517
63,012	Safeway, Inc.	2,270,322
65,803	Sara Lee Corp.	1,128,521
13,459	Smithfield Foods, Inc.*	353,433
4,660	Spectrum Brands, Inc.*	56,386
31,434	SUPERVALU, Inc.	1,193,863
32,601	Sysco Corp.	1,126,365
59,727	Tyson Foods, Inc., Class A	1,060,154
3,880	Universal Corp.	187,520
9,060	UST, Inc.	520,406
29,483	Walgreen Co.	1,335,580
205,511	Wal-Mart Stores, Inc.	9,800,821
2,436	Weis Markets, Inc.	105,430
2,654	Whole Foods Market, Inc.	114,626
6,609	Wm. Wrigley Jr. Co.	340,496
		71,399,116
	Energy—8.5%
20,874	Anadarko Petroleum Corp.	913,238
13,905	Apache Corp.	1,014,648
2,579	Arch Coal, Inc.	76,648
7,206	Baker Hughes, Inc.	497,430
6,209	BJ Services Co.	171,741
4,052	Cameron International Corp.*	212,730
10,330	Chesapeake Energy Corp.	305,871
156,017	Chevron Corp.	11,370,519
71,337	ConocoPhillips	4,737,490
3,970	CONSOL Energy, Inc.	136,687
21,676	Devon Energy Corp.	1,519,271
2,099	Diamond Offshore Drilling, Inc.	177,240
108,283	El Paso Corp.	1,680,552
3,086	ENSCO International, Inc.	156,985
5,973	EOG Resources, Inc.	412,913
274,482	Exxon Mobil Corp.	20,339,117
2,324	FMC Technologies, Inc.*	143,925
5,539	Forest Oil Corp.*	176,805

1,808	Giant Industries, Inc.*	$135,365
4,255	GlobalSantaFe Corp. (Cayman Islands)	246,833
25,444	Halliburton Co.	751,616
6,384	Hanover Compressor Co.*	123,530
2,914	Helmerich & Payne, Inc.	78,183
17,592	Hess Corp.	949,792
1,946	Houston Exploration Co.*	101,815
3,644	Kinder Morgan, Inc.	386,264
22,948	Marathon Oil Corp.	2,073,122
3,021	Massey Energy Co.	71,567
9,090	Murphy Oil Corp.	451,864
10,259	Nabors Industries Ltd. (Bermuda)*	310,643
2,227	National-Oilwell Varco, Inc.*	135,045
7,717	Newfield Exploration Co.*	330,365
3,199	Noble Corp. (Cayman Islands)	239,765
3,893	Noble Energy, Inc.	207,925
30,620	Occidental Petroleum Corp.	1,419,543
2,126	Overseas Shipholding Group, Inc.	132,088
3,845	Peabody Energy Corp.	156,991
4,810	Pioneer Natural Resources Co.	197,210
3,785	Pogo Producing Co.	187,547
6,014	Pride International, Inc.*	173,263
20,985	Schlumberger Ltd. (Netherlands)	1,332,338
6,660	Smith International, Inc.	264,269
55,329	Spectra Energy Corp.	1,445,193
2,616	Stone Energy Corp.*	88,918
6,992	Sunoco, Inc.	441,405
4,921	Teekay Shipping Corp. (Marshall Islands)	247,083
6,776	Tesoro Corp.	558,275
2,334	Tidewater, Inc.	120,364
4,749	Transocean, Inc. (Cayman Islands)*	367,430
9,508	USEC, Inc.*	128,928
30,324	Valero Energy Corp.	1,645,987
6,858	Weatherford International Ltd. (Bermuda)*	276,926
44,505	Williams Cos., Inc.	1,201,190
8,181	XTO Energy, Inc.	412,895
		61,435,347
	Financials—24.6%
4,681	A.G. Edwards, Inc.	309,929
13,758	ACE Ltd. (Cayman Islands)	794,937
833	Affiliated Managers Group, Inc.*	92,796
15,109	AFLAC, Inc.	719,339
346	Alleghany Corp.*	124,044
10,196	Allied Capital Corp.	294,257
38,246	Allstate (The) Corp.	2,300,879
4,261	AMB Property Corp.	259,282
4,754	AMBAC Financial Group, Inc.	418,827
6,707	American Capital Strategies Ltd.	326,296
30,939	American Express Co.	1,801,269
10,141	American Financial Group, Inc.	358,180
91,365	American International Group, Inc.	6,253,934
2,192	American National Insurance	268,388
6,518	AmeriCredit Corp.*	176,899
20,024	Ameriprise Financial, Inc.	1,180,615

28,084	Annaly Capital Management, Inc.	$386,998
15,860	Aon Corp.	568,740
7,692	Apartment Investment & Management Co., Class A	481,750
10,786	Arch Capital Group Ltd. (Bermuda)*	696,668
11,262	Archstone-Smith Trust	711,871
3,999	Arthur J. Gallagher & Co.	114,651
6,294	Associated Banc-Corp.	214,751
6,708	Assurant, Inc.	372,831
5,150	Astoria Financial Corp.	152,389
2,811	AvalonBay Communities, Inc.	417,040
6,382	Axis Capital Holdings Ltd. (Bermuda)	210,287
4,546	BancorpSouth, Inc.	115,150
219,789	Bank of America Corp.	11,556,506
1,967	Bank of Hawaii Corp.	102,972
35,104	Bank of New York (The) Co., Inc.	1,404,511
32,397	BB&T Corp.	1,369,097
6,141	Bear Stearns (The) Cos., Inc.	1,012,344
3	Berkshire Hathaway, Inc. Class A*	330,150
1,943	Berkshire Hathaway, Inc., Class B*	7,125,661
281	BlackRock, Inc.	47,141
2,311	BOK Financial Corp.	122,876
5,076	Boston Properties, Inc.	640,033
4,304	Brandywine Realty Trust	150,037
2,174	BRE Properties, Inc.	150,897
2,648	Camden Property Trust	207,603
17,720	Capital One Financial Corp.	1,424,688
4,813	CB Richard Ellis Group, Inc., Class A*	181,017
3,225	CBL & Associates Properties, Inc.	151,349
26,846	Charles Schwab (The) Corp.	507,926
252	Chicago Mercantile Exchange Holdings, Inc., Class A	141,952
22,537	Chubb (The) Corp.	1,172,825
7,822	Cincinnati Financial Corp.	349,956
12,018	CIT Group, Inc.	708,581
271,012	Citigroup, Inc.	14,940,891
1,807	City National Corp.	129,978
22,658	CNA Financial Corp.*	921,048
6,216	Colonial BancGroup (The), Inc.	152,541
2,249	Colonial Properties Trust	110,538
10,951	Comerica, Inc.	649,394
5,755	Commerce Bancorp, Inc.	194,404
2,802	Commerce Bancshares, Inc.	137,634
5,049	Commerce Group (The), Inc.	152,379
6,271	Compass Bancshares, Inc.	381,904
16,184	Conseco, Inc.*	321,252
38,830	Countrywide Financial Corp.	1,688,328
13,255	Crescent Real Estate EQT Co.	265,895
2,228	Cullen/Frost Bankers, Inc.	119,265
5,003	Developers Diversified Realty Corp.	335,801
14,001	Doral Financial Corp.*	36,263
1,552	Downey Financial Corp.	111,030
9,421	Duke Realty Corp.	415,655
3,684	Endurance Specialty Holdings Ltd. (Bermuda)	125,256
1,959	Equity Lifestyle Properties, Inc.	108,196
30,246	Equity Office Properties Trust	1,680,165
14,875	Equity Residential	837,165
2,310	Erie Indemnity Co., Class A	127,674

2,562	Everest Re Group Ltd. (Bermuda)	$239,803
55,401	Fannie Mae	3,131,819
1,876	Federal Realty Investment Trust	175,256
2,423	Federated Investors, Inc., Class B	85,556
102,377	Fidelity National Financial, Inc., Class A	2,430,430
31,487	Fifth Third Bancorp	1,256,331
6,613	First American Corp.	280,259
7,988	First Horizon National Corp.	348,277
4,782	First Industrial Realty Trust, Inc.	225,997
5,133	FirstMerit Corp.	115,595
5,559	Franklin Resources, Inc.	662,132
5,551	Franklin Street Properties Corp.	114,073
48,740	Freddie Mac	3,164,688
4,199	Fremont General Corp.	57,106
16,171	Friedman Billings Ramsey Group, Inc., Class A	127,104
8,439	Fulton Financial Corp.	135,024
6,636	General Growth Properties, Inc.	408,247
59,966	Genworth Financial, Inc., Class A	2,092,813
3,668	Glimcher Realty Trust	103,658
16,767	Goldman Sachs Group (The), Inc.	3,557,287
2,984	Hanover Insurance Group (The), Inc.	143,381
17,565	Hartford Financial Services Group (The), Inc.	1,667,094
2,959	HCC Insurance Holdings, Inc.	92,410
13,693	Health Care Property Investors, Inc.	564,836
5,021	Health Care REIT, Inc.	235,033
2,420	Healthcare Realty Trust, Inc.	102,560
5,860	Highwoods Properties, Inc.	256,082
3,046	Home Properties, Inc.	195,827
7,502	Hospitality Properties Trust	366,098
21,099	Host Hotels & Resorts, Inc.	558,491
20,523	HRPT Properties Trust	267,209
22,457	Hudson City Bancorp, Inc.	309,233
12,894	Huntington Bancshares, Inc.	300,172
15,920	IMPAC Mortgage Holdings, Inc.	137,230
3,838	IndyMac Bancorp, Inc.	149,260
14,158	iStar Financial, Inc.	710,024
8,353	Janus Capital Group, Inc.	171,069
3,589	Jefferies Group, Inc.	105,732
219,126	JPMorgan Chase & Co.	11,160,087
25,034	KeyCorp	955,548
9,308	Kimco Realty Corp.	461,677
5,400	KKR Financial Corp.	146,124
1,914	LandAmerica Financial Group, Inc.	120,697
1,826	Legg Mason, Inc.	191,456
19,519	Lehman Brothers Holdings, Inc.	1,605,243
3,948	Leucadia National Corp.	108,017
5,554	Liberty Property Trust	287,364
16,831	Lincoln National Corp.	1,130,033
37,405	Loews Corp.	1,625,621
4,532	M&T Bank Corp.	549,777
2,576	Macerich (The) Co.	246,085
5,600	Mack-Cali Realty Corp.	311,584
478	Markel Corp.*	231,878
40,519	Marsh & McLennan Cos., Inc.	1,195,311
10,871	Marshall & Ilsley Corp.	511,589
8,242	MBIA, Inc.	592,023

17,842	Mellon Financial Corp.	$762,567
5,544	Mercantile Bankshares Corp.	261,178
2,945	Mercury General Corp.	153,611
36,146	Merrill Lynch & Co., Inc.	3,381,820
45,465	MetLife, Inc.	2,824,286
4,008	MGIC Investment Corp.	247,374
3,090	Mills (The) Corp.	66,899
8,320	Montpelier Re Holdings Ltd. (Bermuda)	145,018
1,867	Moody’s Corp.	133,603
56,439	Morgan Stanley	4,672,585
51,700	National City Corp.	1,956,845
8,054	Nationwide Financial Services, Class A	440,151
6,875	Nationwide Health Properties, Inc.	229,075
4,055	New Century Financial Corp.	122,745
9,531	New Plan Excel Realty Trust	277,543
19,112	New York Community Bancorp, Inc.	322,802
7,398	Northern Trust Corp.	449,429
2,188	Nuveen Investments, Inc., Class A	108,306
7,507	Odyssey Re Holdings Corp.	296,151
2,965	Ohio Casualty Corp.	87,586
17,273	Old Republic International Corp.	385,188
3,876	PartnerRe Ltd. (Bermuda)	263,568
3,276	People’s Bank	147,387
11,083	Phoenix (The) Cos., Inc.	166,577
10,269	Plum Creek Timber Co., Inc.	413,327
4,118	PMI Group (The), Inc.	196,923
15,618	PNC Financial Services Group, Inc.	1,152,140
18,116	Popular, Inc.	330,798
3,017	Post Properties, Inc.	146,325
4,626	Potlatch Corp.	218,393
11,963	Principal Financial Group, Inc.	737,040
19,150	Progressive (The) Corp.	444,089
7,629	ProLogis	495,885
3,854	Protective Life Corp.	188,576
19,940	Prudential Financial, Inc.	1,777,252
5,514	Public Storage, Inc.	599,703
3,876	Radian Group, Inc.	233,413
4,379	Raymond James Financial, Inc.	139,778
3,387	Rayonier, Inc.	146,318
16,613	Realogy Corp.*	496,729
5,976	Realty Income Corp.	171,989
3,029	Redwood Trust, Inc.	192,523
2,813	Regency Centers Corp.	245,012
39,544	Regions Financial Corp.	1,433,865
4,253	Reinsurance Group of America, Inc.	247,312
3,954	RenaissanceRe Holdings Ltd. (Bermuda)	210,630
7,235	Safeco Corp.	463,112
7,011	Senior Housing Properties Trust	182,426
3,712	Simon Property Group, Inc.	424,616
6,534	Sky Financial Group, Inc.	185,239
1,924	SL Green Realty Corp.	282,020
9,578	SLM Corp.	440,205
4,014	South Financial Group (The), Inc.	103,722
23,600	Sovereign Bancorp, Inc.	581,740
38,920	St. Paul Travelers (The) Cos., Inc.	1,979,082
2,339	Stancorp Financial Group, Inc.	111,921

9,870	State Street Corp.	$701,264
720	Student Loan Corp.	144,360
19,796	SunTrust Banks, Inc.	1,645,048
13,699	Synovus Financial Corp.	437,409
5,781	T. Rowe Price Group, Inc.	277,430
6,631	TCF Financial Corp.	168,295
6,427	TD Ameritrade Holding Corp.*	113,694
13,208	TD Banknorth, Inc.	425,958
8,866	Thornburg Mortgage, Inc.	238,495
5,106	Torchmark Corp.	331,839
3,172	Transatlantic Holdings, Inc.	199,170
93,682	U.S. Bancorp	3,335,079
6,487	UnionBanCal Corp.	419,190
6,114	United Dominion Realty Trust, Inc.	200,478
5,403	Unitrin, Inc.	276,688
46,811	UnumProvident Corp.	1,029,842
5,598	Valley National Bancorp	143,365
5,067	Vornado Realty Trust	619,947
4,375	W.R. Berkley Corp.	144,769
87,636	Wachovia Corp.	4,951,434
5,906	Washington Federal, Inc.	136,960
66,453	Washington Mutual, Inc.	2,963,139
3,072	Webster Financial Corp.	153,047
4,287	Weingarten Realty Investors	212,249
154,336	Wells Fargo & Co.	5,543,749
335	Wesco Financial Corp.	162,073
388	White Mountain Insurance Group Ltd. (Bermuda)	224,924
2,940	Whitney Holding Corp.	93,022
5,033	Willis Group Holdings Ltd. (Bermuda)	205,648
3,069	Wilmington Trust Corp.	128,683
9,722	XL Capital Ltd., Class A (Cayman Islands)	670,818
4,141	Zions Bancorp.	351,240
		178,920,788
	Health Care—8.6%
59,701	Abbott Laboratories	3,164,153
16,668	Aetna, Inc.	702,723
4,662	Alcon, Inc. (Switzerland)	548,997
1,912	Allergan, Inc.	223,150
21,104	AmerisourceBergen Corp.	1,105,428
22,247	Amgen, Inc.*	1,565,521
5,654	Applera Corp. - Applied Biosystems Group	196,533
3,720	Apria Healthcare Group, Inc.*	103,304
1,947	Barr Pharmaceuticals, Inc.*	104,203
2,449	Bausch & Lomb, Inc.	136,360
22,526	Baxter International, Inc.	1,118,641
2,711	Beckman Coulter, Inc.	174,914
7,006	Becton, Dickinson & Co.	539,042
7,610	Biogen Idec, Inc.*	367,867
4,636	Biomet, Inc.	196,381
32,794	Boston Scientific Corp.*	605,049
134,902	Bristol-Myers Squibb Co.	3,883,829
2,300	C.R. Bard, Inc.	189,796
21,348	Cardinal Health, Inc.	1,524,674
9,659	Caremark Rx, Inc.	591,710

1,876	Charles River Laboratories International, Inc.*	$84,420
5,438	CIGNA Corp.	719,991
4,858	Community Health Systems, Inc.*	173,674
3,262	Coventry Health Care, Inc.*	168,156
2,943	Dade Behring Holdings, Inc.	123,841
2,462	DaVita, Inc.*	134,425
4,057	DENTSPLY International, Inc.	125,118
40,039	Eli Lilly & Co.	2,166,911
4,321	Express Scripts, Inc.*	300,396
6,764	Forest Laboratories, Inc.*	379,528
8,443	Genentech, Inc.*	737,665
4,436	Genzyme Corp.*	291,578
4,196	Gilead Sciences, Inc.*	269,887
9,920	Health Management Associates, Inc., Class A*	192,944
7,979	Health Net, Inc.*	388,657
3,541	Henry Schein, Inc.*	179,777
3,351	Hillenbrand Industries, Inc.	191,041
7,323	Hospira, Inc.*	269,340
9,120	Humana, Inc.*	506,160
4,089	IMS Health, Inc.	118,009
1,673	Invitrogen Corp.*	102,438
89,651	Johnson & Johnson	5,988,687
6,163	Kindred Healthcare, Inc.*	176,878
10,396	King Pharmaceuticals, Inc.*	185,673
3,034	Laboratory Corp. of America Holdings*	222,817
4,085	LifePoint Hospitals, Inc.*	138,808
3,423	Lincare Holdings, Inc.*	134,695
3,106	Magellan Health Services, Inc.*	126,756
2,988	Manor Care, Inc.	159,081
24,948	McKesson Corp.	1,390,851
20,261	Medco Health Solutions, Inc.*	1,199,654
3,555	Medimmune, Inc.*	123,216
21,047	Medtronic, Inc.	1,124,962
149,811	Merck & Co., Inc.	6,704,042
9,819	Millennium Pharmaceuticals, Inc.*	108,991
6,652	Mylan Laboratories, Inc.	147,275
2,787	Omnicare, Inc.	112,010
3,689	Owens & Minor, Inc.	123,397
3,546	Patterson Cos., Inc.*	133,365
5,750	PerkinElmer, Inc.	137,253
298,037	Pfizer, Inc.	7,820,490
5,189	Quest Diagnostics, Inc.	272,319
74,525	Schering-Plough Corp.	1,863,125
5,990	St. Jude Medical, Inc.*	256,132
6,741	Stryker Corp.	417,538
94,653	Tenet Healthcare Corp.*	668,250
18,644	Thermo Electron Corp.*	892,115
6,017	Triad Hospitals, Inc.*	255,723
28,609	UnitedHealth Group, Inc.	1,495,106
3,182	Universal Health Services, Inc., Class B	184,333
1,574	Varian Medical Systems, Inc.*	72,609
5,902	Watson Pharmaceuticals, Inc.*	160,652
25,764	WellPoint, Inc.*	2,019,382
45,046	Wyeth	2,225,723
5,718	Zimmer Holdings, Inc.*	481,570

		$62,189,709
	Industrials—10.1%
26,222	3M Co.	1,948,295
2,233	Acuity Brands, Inc.	129,536
4,077	Adesa, Inc.	118,315
7,497	AGCO Corp.*	254,673
4,807	Alaska Air Group, Inc.*	205,980
2,330	Alexander & Baldwin, Inc.	115,195
1,515	Alliant Techsystems, Inc.*	122,715
41,886	Allied Waste Industries, Inc.*	535,722
1,216	AMERCO*	101,889
6,550	American Power Conversion Corp.	201,347
15,480	American Standard Cos., Inc.	764,557
27,661	AMR Corp.*	1,024,840
5,354	Avery Dennison Corp.	365,999
7,801	Avis Budget Group, Inc.*	198,613
32,292	Boeing Co.	2,892,073
3,318	Briggs & Stratton Corp.	98,346
2,372	Brink’s (The) Co.	147,420
12,870	Burlington Northern Santa Fe Corp.	1,034,233
3,222	C.H. Robinson Worldwide, Inc.	170,927
1,354	Carlisle Cos., Inc.	110,270
20,659	Caterpillar, Inc.	1,323,622
2,172	ChoicePoint, Inc.*	83,600
5,143	Cintas Corp.	211,634
14,520	Continental Airlines, Inc., Class B*	602,435
2,825	Con-way, Inc.	140,516
4,034	Cooper Industries Ltd., Class A (Bermuda)	368,667
2,711	Crane Co.	105,268
26,825	CSX Corp.	986,892
3,026	Cummins, Inc.	407,179
6,953	Danaher Corp.	514,939
12,515	Deere & Co.	1,255,004
5,346	Deluxe Corp.	159,952
2,946	Dollar Thrifty Automotive Group*	138,845
7,900	Dover Corp.	391,840
1,128	Dun & Bradstreet (The) Corp.*	95,880
7,465	Eaton Corp.	584,883
3,401	EMCOR Group, Inc.*	195,285
34,884	Emerson Electric Co.	1,568,733
3,016	Equifax, Inc.	125,254
2,738	Expeditors International of Washington, Inc.	116,885
10,286	FedEx Corp.	1,135,574
1,803	Flowserve Corp.*	95,685
4,139	Fluor Corp.	341,881
4,169	GATX Corp.	190,106
15,825	General Dynamics Corp.	1,236,724
486,494	General Electric Co.	17,538,110
6,775	Goodrich Corp.	332,111
1,912	Harsco Corp.	164,203
1,712	HNI Corp.	83,100
39,423	Honeywell International, Inc.	1,801,237
3,348	Hubbell, Inc., Class B	161,374
13,818	IKON Office Solutions, Inc.	205,888
18,701	Illinois Tool Works, Inc.	953,564

13,734	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	$588,914
6,352	ITT Industries, Inc.	378,897
2,555	Jacobs Engineering Group, Inc.*	231,355
4,651	JB Hunt Transport Services, Inc.	116,880
7,879	JetBlue Airways Corp.*	107,785
4,892	Kelly Services, Inc., Class A	151,701
1,985	Kennametal, Inc.	122,673
4,754	L-3 Communications Holdings, Inc.	391,444
5,396	Laidlaw International, Inc.	160,315
4,137	Lennox International, Inc.	125,517
17,388	Lockheed Martin Corp.	1,689,940
6,598	Manpower, Inc.	481,192
24,126	Masco Corp.	771,791
2,134	Monster Worldwide, Inc.*	105,441
2,996	Mueller Industries, Inc.	97,580
729	NACCO Industries, Inc., Class A	105,304
8,708	Navistar International Corp.*	385,242
15,583	Norfolk Southern Corp.	773,696
22,302	Northrop Grumman Corp.	1,582,104
1,694	Oshkosh Truck Corp.	89,443
12,858	PACCAR, Inc.	859,814
5,608	Pall Corp.	194,934
5,190	Parker Hannifin Corp.	429,524
4,127	Pentair, Inc.	128,597
11,306	PHH Corp.*	330,814
11,282	Pitney Bowes, Inc.	540,069
3,166	Precision Castparts Corp.	281,426
7,530	Quanta Services, Inc.*	154,892
13,516	R.R. Donnelley & Sons Co.	501,444
27,556	Raytheon Co.	1,430,156
4,794	Republic Services, Inc.	207,341
3,072	Robert Half International, Inc.	125,030
4,664	Rockwell Automation, Inc.	285,483
3,646	Rockwell Collins, Inc.	248,694
5,922	Ryder System, Inc.	322,986
4,951	Shaw Group (The), Inc.*	167,146
29,161	Southwest Airlines Co.	440,331
3,679	SPX Corp.	258,229
11,248	Steelcase, Inc., Class A	220,348
6,364	Swift Transportation Co., Inc.*	194,229
3,766	Tecumseh Products Co., Class A*	67,449
1,085	Tecumseh Products Co., Class B*	18,532
2,009	Teleflex, Inc.	134,161
3,653	Terex Corp.*	207,819
5,943	Textron, Inc.	553,709
1,854	Thomas & Betts Corp.*	88,788
6,842	Timken (The) Co.	195,750
3,232	Trinity Industries, Inc.	123,624
106,574	Tyco International Ltd. (Bermuda)	3,397,580
14,872	Union Pacific Corp.	1,502,072
36,730	United Parcel Service, Inc., Class B	2,654,844
6,767	United Rentals, Inc.*	174,250
3,025	United Stationers, Inc.*	154,154
35,055	United Technologies Corp.	2,384,441
3,595	URS Corp.*	154,477
3,397	USG Corp.*	182,079

3,713	W.W. Grainger, Inc.	$288,314
2,652	Washington Group International, Inc.*	151,509
25,200	Waste Management, Inc.	957,096
4,641	Werner Enterprises, Inc.	88,225
2,338	WESCO International, Inc.*	141,963
4,157	YRC Worldwide, Inc.*	184,363
		73,741,715
	Information Technology—9.3%
22,223	Accenture Ltd.,Class A (Bermuda)	838,918
8,346	Activision, Inc.*	142,132
4,313	Adobe Systems, Inc.*	167,646
12,318	Advanced Micro Devices, Inc.*	191,545
4,750	Affiliated Computer Services, Inc., Class A*	232,703
6,284	Agere System, Inc.*	126,560
10,427	Agilent Technologies, Inc.*	333,664
2,252	Alliance Data Systems Corp.*	152,978
5,800	Altera Corp.*	116,290
5,243	Amdocs Ltd. (Guernsey)*	181,827
13,771	Amkor Technology, Inc.*	145,009
2,120	Amphenol Corp., Class A	143,566
7,317	Analog Devices, Inc.	239,632
10,141	Andrew Corp.*	107,697
2,455	Anixter International, Inc.	135,688
9,815	Apple, Inc.*	841,440
29,264	Applied Materials, Inc.	518,851
13,005	Arrow Electronics, Inc.*	458,426
24,904	Atmel Corp.*	148,926
17,406	Automatic Data Processing, Inc.	830,614
23,999	Avaya, Inc.*	307,907
12,631	Avnet, Inc.*	392,193
8,224	AVX Corp.	118,837
7,995	BEA Systems, Inc.*	98,578
14,150	BearingPoint, Inc.*	113,342
4,445	Benchmark Electronics, Inc.*	100,679
6,261	BISYS Group (The), Inc.*	79,953
5,869	BMC Software, Inc.*	201,835
5,074	Broadcom Corp., Class A*	161,962
11,238	CA, Inc.	275,893
9,567	Cadence Design System, Inc.*	180,816
3,057	CDW Corp.	196,168
4,856	Ceridian Corp.*	145,534
5,793	Check Point Software Technologies (Israel)*	138,221
2,179	CheckFree Corp.*	90,276
120,832	Cisco Systems, Inc.*	3,212,923
3,456	Citrix Systems, Inc.*	109,452
14,718	Computer Sciences Corp.*	772,106
16,553	Compuware Corp.*	148,480
105	Comverse Technology, Inc.*	2,032
10,778	Convergys Corp.*	280,659
15,542	Corning, Inc.*	323,895
59,575	Dell, Inc.*	1,444,694
3,458	Diebold, Inc.	160,278
2,112	DST Systems, Inc.*	148,854
18,875	eBay, Inc.*	611,361

6,122	Electronic Arts, Inc.*	$306,100
42,412	Electronic Data Systems Corp.	1,115,860
63,302	EMC Corp.	885,595
7,112	Fairchild Semiconductor International, Inc.*	126,665
7,864	Fidelity National Information Services, Inc.	334,377
17,447	First Data Corp.	433,732
6,510	Fiserv, Inc.*	342,231
54,189	Flextronics International Ltd. (Singapore)*	630,218
43,943	Gateway, Inc.*	90,083
1,931	Google, Inc., Class A*	968,010
3,088	Harris Corp.	156,932
10,353	Hewitt Associates, Inc., Class A*	278,910
117,461	Hewlett-Packard Co.	5,083,712
40,698	Ingram Micro, Inc., Class A*	794,018
5,522	Insight Enterprises, Inc.*	112,262
178,299	Intel Corp.	3,737,147
60,339	International Business Machines Corp.	5,982,612
3,288	International Rectifier Corp.*	137,208
3,917	Intersil Corp.	92,285
7,150	Intuit, Inc.*	224,868
5,349	Iron Mountain, Inc.*	149,665
7,936	Jabil Circuit, Inc.	190,385
4,324	JDS Uniphase Corp.*	76,881
22,358	Juniper Networks, Inc.*	405,127
4,042	Kla-Tencor Corp.	198,988
2,699	Lam Research Corp.*	123,641
5,013	Lexmark International, Inc., Class A*	315,969
5,742	Linear Technology Corp.	177,715
16,027	LSI Logic Corp.*	150,654
5,016	Marvell Technology Group Ltd. (Bermuda)*	91,743
6,379	Maxim Integrated Products, Inc.	196,473
4,991	McAfee, Inc.*	146,037
1,469	Mettler Toledo International, Inc.*	121,633
3,400	Microchip Technology, Inc.	118,184
43,555	Micron Technology, Inc.*	564,037
402,093	Microsoft Corp.	12,408,591
3,227	Molex, Inc.	94,842
2,775	Molex, Inc., Class A	72,955
3,412	MoneyGram International, Inc.	102,326
82,437	Motorola, Inc.	1,636,374
5,641	National Semiconductor Corp.	130,476
7,872	NCR Corp.*	373,054
4,244	Network Appliance, Inc.*	159,574
13,705	Novell, Inc.*	99,361
5,201	Novellus Systems, Inc.*	160,347
5,396	NVIDIA Corp.*	165,387
111,028	Oracle Corp.*	1,905,240
7,204	Paychex, Inc.	288,232
7,333	Perot Systems Corp., Class A*	119,821
18,597	QUALCOMM, Inc.	700,363
11,654	Sabre Holdings Corp., Class A	376,541
4,317	SanDisk Corp.*	173,543
106,535	Sanmina-SCI Corp.*	372,873
24,532	Seagate Technology (Cayman Islands)	664,572
132,281	Solectron Corp.*	429,913
176,100	Sun Microsystems, Inc.*	1,169,304

17,540	Symantec Corp.*	$310,633
7,411	SYNNEX Corp.*	142,291
5,381	Synopsys, Inc.*	143,135
13,352	Tech Data Corp.*	495,893
16,028	Tellabs, Inc.*	161,402
6,175	Teradyne, Inc.*	92,008
31,382	Texas Instruments, Inc.	978,805
5,155	Total System Services, Inc.	159,290
30,820	Unisys Corp.*	265,668
26,775	UTStarcom, Inc.*	236,423
7,368	VeriSign, Inc.*	176,095
16,884	Vishay Intertechnology, Inc.*	221,856
6,039	Western Digital Corp.*	118,364
17,405	Western Union (The) Co.	388,828
54,539	Xerox Corp.*	938,071
6,748	Xilinx, Inc.	163,976
19,007	Yahoo!, Inc.*	538,088
		67,865,512
	Materials—3.8%
9,811	Air Products & Chemicals, Inc.	732,489
2,565	Airgas, Inc.	106,755
8,256	AK Steel Holding Corp.*	173,706
2,375	Albemarle Corp.	185,203
56,586	Alcoa, Inc.	1,827,728
2,331	Allegheny Technologies, Inc.	241,235
5,752	Ashland, Inc.	400,052
4,433	Ball Corp.	205,337
6,304	Bemis Co., Inc.	213,769
6,588	Bowater, Inc.	180,314
3,822	Cabot Corp.	170,996
20,578	Celanese Corp., Series A	540,173
11,124	Chemtura Corp.	128,148
6,272	Commercial Metals Co.	170,034
12,270	Crown Holdings, Inc.*	270,799
1,764	Cytec Industries, Inc.	102,700
60,585	Dow Chemical (The) Co.	2,516,701
59,041	E.I. du Pont de Nemours and Co.	2,926,071
6,928	Eastman Chemical Co.	405,704
6,866	Ecolab, Inc.	301,417
1,707	Florida Rock Industries, Inc.	84,411
2,359	FMC Corp.	183,648
5,191	Freeport-McMoRan Copper & Gold, Inc., Class B	298,534
38,129	Graphic Packaging Corp.*	184,163
1,201	Greif, Inc., Class A	137,286
364	Greif, Inc., Class B	38,213
7,899	Hercules, Inc.*	154,899
4,268	International Flavors & Fragrances, Inc.	206,913
41,755	International Paper Co.	1,407,144
6,651	Louisiana-Pacific Corp.	152,374
4,378	Lubrizol (The) Corp.	225,555
19,246	Lyondell Chemical Co.	608,559
1,357	Martin Marietta Materials, Inc.	156,625
16,484	MeadWestvaco Corp.	496,828
13,607	Monsanto Co.	749,610

5,771	Mosaic (The) Co.*	$114,958
13,132	Nalco Holding Co.*	301,905
9,863	Newmont Mining Corp.	444,821
7,112	NL Industries, Inc.	76,952
10,676	Nucor Corp.	689,029
4,611	Olin Corp.	77,649
16,677	Owens-Illinois, Inc.*	371,230
4,936	Packaging Corporation of America	112,738
7,748	Pactiv Corp.*	251,345
6,957	Phelps Dodge Corp.	859,885
10,394	PPG Industries, Inc.	689,018
9,799	Praxair, Inc.	617,925
2,539	Reliance Steel & Aluminum Co.	105,724
10,589	Rohm & Haas Co.	551,263
9,401	RPM International, Inc.	218,385
2,200	Scotts Miracle-Gro (The) Co., Class A	117,854
4,291	Sealed Air Corp.	282,777
4,076	Sigma-Aldrich Corp.	154,684
31,387	Smurfit-Stone Container Corp.*	338,980
6,293	Sonoco Products Co.	242,281
8,002	Southern Copper Corp.	500,125
4,771	Steel Dynamics, Inc.	187,071
6,642	Temple-Inland, Inc.	331,701
1,598	Texas Industries, Inc.	117,325
1,236	Tronox, Inc., Class B	17,625
7,989	United States Steel Corp.	667,002
5,302	Valhi, Inc.	144,639
5,485	Valspar (The) Corp.	154,567
3,293	Vulcan Materials Co.	335,359
18,330	Weyerhaeuser Co.	1,374,750
7,603	Worthington Industries, Inc.	145,826
		27,479,486
	Telecommunication Services—4.5%
19,634	ALLTEL Corp.	1,203,368
4,611	American Tower Corp., Class A*	183,656
419,018	AT&T, Inc.	15,767,647
8,015	CenturyTel, Inc.	359,393
23,180	Cincinnati Bell, Inc.*	112,655
26,003	Citizens Communications Co.	381,204
4,763	Crown Castle International Corp.*	167,467
3,961	Embarq Corp.	219,875
1,266	IDT Corp.*	17,635
4,749	IDT Corp., Class B*	63,874
156,266	Qwest Communications International, Inc.*	1,273,568
74,100	Sprint Nextel Corp.	1,321,203
4,247	Telephone & Data Systems, Inc.	237,620
4,773	Telephone & Data Systems, Inc., Special Shares	243,184
4,903	US Cellular Corp.*	353,506
258,316	Verizon Communications, Inc.	9,950,332
78,220	Windstream Corp.	1,163,914
		33,020,101

	Utilities—6.3%
34,419	AES (The) Corp.*	$715,571
4,521	AGL Resources, Inc.	177,675
7,887	Allegheny Energy, Inc.*	366,903
3,555	ALLETE, Inc.	170,960
10,330	Alliant Energy Corp.	375,496
16,379	Ameren Corp.	869,889
50,036	American Electric Power Co., Inc.	2,178,067
109,696	Aquila, Inc.*	496,923
7,822	Atmos Energy Corp.	244,359
7,590	Avista Corp.	190,889
2,894	Black Hills Corp.	107,281
76,300	CenterPoint Energy, Inc.	1,316,938
5,215	Cleco Corp.	133,191
33,049	CMS Energy Corp.*	551,588
23,773	Consolidated Edison, Inc.	1,147,760
11,534	Constellation Energy Group, Inc.	836,792
24,547	Dominion Resources, Inc.	2,036,419
7,718	DPL, Inc.	221,352
19,004	DTE Energy Co.	881,215
110,938	Duke Energy Corp.	2,184,369
10,211	Duquesne Light Holdings, Inc.	204,322
198,231	Dynegy, Inc., Class A*	1,397,529
21,997	Edison International	989,425
2,746	Energen Corp.	127,085
15,550	Energy East Corp.	373,511
14,204	Entergy Corp.	1,318,841
3,989	Equitable Resources, Inc.	172,524
29,957	Exelon Corp.	1,797,120
23,805	FirstEnergy Corp.	1,412,351
28,633	FPL Group, Inc.	1,622,059
8,619	Great Plains Energy, Inc.	270,033
7,211	Hawaiian Electric Industries, Inc.	193,183
5,146	IDACORP, Inc.	190,145
15,985	KeySpan Corp.	652,188
10,166	MDU Resources Group, Inc.	262,791
6,907	National Fuel Gas Co.	281,046
2,498	New Jersey Resources Corp.	116,407
4,545	Nicor, Inc.	206,798
34,382	NiSource, Inc.	818,292
21,026	Northeast Utilities	581,369
6,337	NRG Energy, Inc.*	379,776
9,678	NSTAR	323,245
9,669	OGE Energy Corp.	374,384
10,711	ONEOK, Inc.	459,609
4,738	Peoples Energy Corp.	206,340
19,699	Pepco Holdings, Inc.	503,900
26,927	PG&E Corp.	1,256,952
5,664	Piedmont Natural Gas Co., Inc.	146,188
10,725	Pinnacle West Capital Corp.	523,273
6,005	PNM Resources, Inc.	183,032
18,583	PPL Corp.	661,555
25,238	Progress Energy, Inc.	1,199,815
15,891	Public Service Enterprise Group, Inc.	1,065,174
13,248	Puget Energy, Inc.	325,371
2,780	Questar Corp.	225,736
76,281	Reliant Energy, Inc.*	1,135,061

9,452	SCANA Corp.	$384,885
15,211	Sempra Energy	872,807
16,176	Sierra Pacific Resources*	275,316
56,014	Southern (The) Co.	2,046,191
4,314	Southern Union Co.	119,972
4,012	Southwest Gas, Corp.	157,471
19,258	TECO Energy, Inc.	326,616
22,052	TXU Corp.	1,192,572
8,745	UGI Corp.	239,700
3,416	UIL Holdings Corp.	132,575
3,278	Unisource Energy Corp.	122,991
6,714	Vectren Corp.	188,798
10,139	Westar Energy, Inc	269,292
5,262	WGL Holdings, Inc.	166,437
8,920	Wisconsin Energy Corp.	415,315
4,397	WPS Resources Corp.	233,261
56,998	Xcel Energy, Inc.	1,329,763
		45,634,029
	Total Common Stocks (Cost $675,736,798)	726,148,735

	Investment Company—0.0%
	Financials—0.0%
5,361	Tri-Continental Corp. (Cost $113,006)
		121,856
	Total Investments (Cost $675,849,804)(a)—99.9%	726,270,591
	Other assets less liabilities—0.1%	848,660
	Net Assets—100.0%	$727,119,251

*Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $50,420,787 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $53,394,774 and aggregate gross unrealized depreciation of $2,973,987.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets
United States	$709,221,384	97.5%
Bermuda	9,153,913	1.3
Cayman Islands	3,205,038	0.4
Netherlands	1,332,338	0.2
Panama	1,116,893	0.2
Singapore	630,218	0.1
Switzerland	548,997	0.1
Liberia	494,679	0.1
Marshall Islands	247,083	0.0
Guernsey	181,827	0.0
Israel	138,221	0.0
Total investments	726,270,591	99.9
Other assets less liabilities	848,660	0.1
Net Assets	$727,119,251	100.0%

Schedule of Investments

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—98.4%
	Consumer Discretionary—17.7%
1,770	1-800-FLOWERS.COM, Inc., Class A*	$12,496
778	4Kids Entertainment, Inc.*	15,225
3,628	99 Cents Only Stores*	53,876
1,871	Aaron Rents, Inc.	55,232
987	AC Moore Arts & Crafts, Inc.*	19,957
1,119	Advo, Inc.*	36,681
811	Aeropostale, Inc.*	29,147
1,784	AFC Enterprises, Inc.*	29,900
1,057	Aftermarket Technology Corp.*	22,789
1,589	Ameristar Casinos, Inc.	48,496
1,767	Applebee’s International, Inc.	44,599
501	Arbitron, Inc.	23,231
1,936	Arctic Cat, Inc.	35,719
259	Avatar Holdings, Inc.*	20,896
1,851	Bally Technologies, Inc.*	35,521
684	Bandag, Inc., Class A	34,542
664	Bandag, Inc.	33,831
1,266	Bebe Stores, Inc.	23,446
835	Big 5 Sporting Goods Corp.	20,282
267	BJ’s Restaurants, Inc.*	5,447
180	Blue Nile, Inc.*	6,662
1,434	Bluegreen Corp.*	18,757
2,683	Blyth, Inc.	55,780
2,103	Bob Evans Farms, Inc.	71,439
518	Bright Horizons Family Solutions, Inc.*	20,290
1,220	Brookfield Homes Corp.	44,298
1,604	Brown Shoe Co., Inc.	87,177
899	Buckle (The), Inc.	30,188
1,404	Building Material Holding Corp.	33,457
2,878	Cabela’s, Inc., Class A*	69,014
641	California Pizza Kitchen, Inc.*	22,852
2,903	Callaway Golf Co.	47,958
926	Carmike Cinemas, Inc.	20,687
842	Carter’s, Inc.*	21,387
1,070	Catalina Marketing Corp.	30,549
1,543	Cato (The) Corp., Class A	34,826
997	CEC Entertainment, Inc.*	42,163
262	Central European Media Enterprises Ltd., Class A (Bermuda)*	22,739
1,605	Champion Enterprises, Inc.*	13,177
1,149	Charlotte Russe Holding, Inc.*	35,102
1,127	Cheesecake Factory (The), Inc.*	31,139
1,179	Chico’s FAS, Inc.*	24,618
741	Children’s Place Retail Stores (The), Inc.*	40,170
296	Choice Hotels International, Inc.	12,518
737	Christopher & Banks Corp.	13,104
553	Churchill Downs, Inc.	23,110
5,449	Citadel Broadcasting Corp.	57,868
2,467	CKE Restaurants, Inc.	48,773
1,905	Claire’s Stores, Inc.	65,532
1,000	Coachmen Industries, Inc.	10,800
951	Coinstar, Inc.*	28,758
967	Coldwater Creek, Inc.*	18,035

552	Conn’s, Inc.*	$12,955
2,593	Corinthian Colleges, Inc.*	33,865
1,631	Cost Plus, Inc.*	16,799
333	Courier Corp.	13,240
4,671	Cox Radio, Inc., Class A*	73,148
1,127	Crown Media Holdings, Inc., Class A*	4,598
3,308	CSK Auto Corp.*	54,814
632	CSS Industries, Inc.	22,796
2,012	Cumulus Media, Inc., Class A*	20,804
590	DEB Shops, Inc.	17,387
854	dELiA*s, Inc.*	8,805
1,961	DeVry, Inc.	55,222
1,302	Dick’s Sporting Goods, Inc.*	67,040
1,727	Domino’s Pizza, Inc.	49,340
1,639	Dress Barn, Inc.*	36,828
571	Drew Industries, Inc.*	15,811
1,265	Educate, Inc.*	9,880
2,545	Emmis Communications Corp., Class A*	21,989
1,687	Entercom Communications Corp., Class A	47,557
5,885	Entravision Communications Corp., Class A*	47,080
235	Escala Group, Inc.*	851
1,495	Ethan Allen Interiors, Inc.	56,317
1,633	Finish Line (The), Inc., Class A	20,853
341	Fisher Communications, Inc.*	15,164
3,047	Fleetwood Enterprises, Inc.*	28,063
2,513	Fossil, Inc.*	56,568
2,310	Fred’s, Inc.	31,070
905	GameStop Corp., Class A*	48,354
589	GameStop Corp., Class B*	31,488
928	Gaylord Entertainment Co.*	51,281
15,880	Gemstar-TV Guide International, Inc.*	64,155
725	Genesco, Inc.*	28,558
3,007	Gentex Corp.	52,592
2,850	Gray Television, Inc.	25,479
817	GSI Commerce, Inc.*	13,309
847	Guess?, Inc.*	61,077
967	Guitar Center, Inc.*	44,240
945	Gymboree (The) Corp.*	40,909
2,055	Handleman Co.	15,413
1,731	Harte-Hanks, Inc.	46,927
1,803	Haverty Furniture Cos., Inc.	27,604
1,634	Helen of Troy Ltd. (Bermuda)*	39,396
414	Hibbett Sporting Goods, Inc.*	13,294
1,631	HOT Topic, Inc.*	16,979
528	IHOP Corp.	28,090
1,878	Interactive Data Corp.	43,926
1,343	International Speedway Corp., Class A	70,145
1,578	Isle of Capri Casinos, Inc.*	39,245
508	ITT Educational Services, Inc.*	39,421
694	Jackson Hewitt Tax Service, Inc.	25,380
1,103	JAKKS Pacific, Inc.*	22,358
1,235	Jarden Corp.*	45,287
5,139	Jo-Ann Stores, Inc.*	129,913
1,216	John Wiley & Sons, Inc., Class A	45,187
309	Jos. A. Bank Clothiers, Inc.*	9,567
6,958	Journal Communications, Inc., Class A	93,723
2,260	Journal Register Co.	15,797
4,214	K2, Inc.*	50,905
676	Kenneth Cole Productions, Inc., Class A	16,008
398	Keystone Automotive Industries, Inc.*	14,268
3,771	Kimball International, Inc., Class B	92,917
2,926	Krispy Kreme Doughnuts, Inc.*	36,078

601	K-Swiss, Inc., Class A	$19,004
1,329	Landry’s Restaurants, Inc.	39,804
935	Laureate Education, Inc.*	56,418
2,644	Leapfrog Enterprises, Inc.*	28,344
599	Levitt Corp., Class A	8,482
1,565	Libbey, Inc.	18,624
478	Life Time Fitness, Inc.*	25,908
6,166	Lin TV Corp., Class A*	67,764
1,604	Lithia Motors, Inc., Class A	46,099
1,177	LKQ Corp.*	25,211
1,094	M/I Homes, Inc.	39,472
2,056	Marcus Corp.	49,159
728	Marine Products Corp.	7,156
115	Martha Stewart Living Omnimedia, Inc., Class A	2,117
1,691	Marvel Entertainment, Inc.*	47,213
718	Matthews International Corp., Class A	29,115
1,287	Media General, Inc., Class A	51,493
10,544	Mediacom Communications Corp., Class A*	83,614
1,703	Men’s Wearhouse (The), Inc.	73,127
2,108	Modine Manufacturing Co.	55,145
2,079	Monaco Coach Corp.	31,351
320	Morningstar, Inc.*	14,656
1,466	MTR Gaming Group, Inc.*	17,387
1,579	Multimedia Games, Inc.*	16,374
389	National Presto Industries, Inc.	24,429
1,620	Nautilus, Inc.	26,422
1,029	NetFlix, Inc.*	23,461
1,558	New York & Co., Inc.*	22,762
225	Nutri/System, Inc.*	9,911
1,825	Oakley, Inc.	42,267
2,108	O’Charleys, Inc.*	44,774
722	Orient-Express Hotels Ltd., Class A (Bermuda)	34,403
422	Overstock.com, Inc.*	6,212
698	Oxford Industries, Inc.	33,357
2,068	Pacific Sunwear of California, Inc.*	40,533
1,127	Palm Harbor Homes, Inc.*	14,550
285	Panera Bread Co., Class A*	16,804
1,133	Papa John’s International, Inc.*	31,293
1,268	Penn National Gaming, Inc.*	55,564
489	PF Chang’s China Bistro, Inc.*	19,369
2,570	Phillips-Van Heusen Corp.	141,735
1,291	Pinnacle Entertainment, Inc.*	44,578
986	Playboy Enterprises, Inc., Class B*	10,885
1,275	Polaris Industries, Inc.	59,619
655	Pool Corp.	23,973
304	Pre-Paid Legal Services, Inc.	11,820
1,958	Priceline.com, Inc.*	83,450
23,086	PRIMEDIA, Inc.*	39,246
1,573	ProQuest Co.*	17,460
4,344	Quiksilver, Inc.*	61,728
330	Radio One, Inc., Class A*	2,416
4,818	Radio One, Inc., Class D*	35,412
1,151	Rare Hospitality International, Inc.*	36,303
651	RC2 Corp.*	25,721
387	Red Robin Gourmet Burgers, Inc.*	13,835
1,550	Regent Communications, Inc.*	4,759
1,791	Regis Corp.	74,846
303	R.H. Donnelley Corp.	20,174
1,510	Ruby Tuesday, Inc.	43,201
3,528	Russ Berrie & Co., Inc.	52,214
1,083	Salem Communications Corp., Class A*	13,288
2,417	Sauer-Danfoss, Inc.	83,241

876	Scientific Games Corp., Class A*	$27,191
747	Select Comfort Corp.*	13,775
1,325	Sharper Image Corp.*	12,879
219	Shuffle Master, Inc.*	5,828
7,320	Sinclair Broadcast Group, Inc., Class A	86,156
454	Skyline Corp.	17,157
1,619	Sonic Corp.*	35,958
1,019	Sotheby’s	37,785
1,087	Source Interlink Cos., Inc.*	7,989
2,100	Spanish Broadcasting System, Class A*	8,526
1,135	Speedway Motorsports, Inc.	43,788
1,715	Stage Stores, Inc.	55,034
273	Stamps.com, Inc.	3,994
839	Station Casinos, Inc.	69,805
1,508	Steak n Shake (The) Co.*	26,601
2,521	Stein Mart, Inc.	34,059
322	Steiner Leisure Ltd. (Bahamas)*	15,057
9,018	Stewart Enterprises, Inc., Class A	64,118
139	Strayer Education, Inc.	15,814
1,699	Stride Rite (The) Corp.	29,325
2,219	Superior Industries International, Inc.	45,201
876	Tarragon Corp.	10,004
2,520	Technical Olympic USA, Inc.	24,016
4,859	Tempur-Pedic International, Inc.	115,643
1,113	Texas Roadhouse, Inc., Class A*	15,070
1,006	Thor Industries, Inc.	42,514
1,830	Timberland Co., Class A*	55,211
914	Tractor Supply Co.*	46,002
277	Triarc Cos., Inc., Class A	5,883
601	Triarc Cos., Inc., Class B	11,750
1,484	Tuesday Morning Corp.	24,723
1,040	Tween Brands, Inc.*	35,558
1,297	UniFirst Corp.	53,864
332	Universal Technical Institute, Inc.*	7,852
1,321	Urban Outfitters, Inc.*	32,232
1,523	Vail Resorts, Inc.*	70,439
1,711	Valassis Communications, Inc.*	26,298
1,427	ValueVision Media, Inc., Class A*	17,495
235	Vertrue, Inc.*	10,925
269	Volcom, Inc.*	8,605
1,925	Warnaco Group (The), Inc.*	54,458
957	Weight Watchers International, Inc.	51,707
2,115	West Marine, Inc.*	36,843
5,211	Westwood One, Inc.	36,112
894	Winnebago Industries, Inc.	29,985
758	WMS Industries, Inc.*	30,062
1,734	Wolverine World Wide, Inc.	53,355
673	Wynn Resorts Ltd.	75,201
2,003	Xerium Technologies, Inc.	20,010
1,041	Yankee Candle Co., Inc.	36,050
		7,875,313
	Consumer Staples—3.3%
227	Alico, Inc.	11,877
9,842	Alliance One International, Inc.*	75,488
2,141	Casey’s General Stores, Inc.	54,638
1,151	Central European Distribution Corp.*	33,943
1,143	Central Garden and Pet Co.*	51,195
392	Chattem, Inc.*	22,516
1,673	Church & Dwight Co., Inc.	75,804
820	Delta & Pine Land Co.	33,374

1,351	Elizabeth Arden, Inc.*	$25,534
787	Farmer Bros. Co.	15,850
1,920	Flowers Foods, Inc.	53,990
1,595	Hain Celestial Group, Inc.*	46,893
272	Hansen Natural Corp.*	10,360
1,245	Herbalife Ltd. (Cayman Islands)*	40,836
520	J & J Snack Foods Corp.	21,466
1,571	Lancaster Colony Corp.	68,716
1,469	Lance, Inc.	31,246
1,864	Nash Finch Co.	53,832
2,470	Nu Skin Enterprises, Inc., Class A	45,571
3,565	Pathmark Stores, Inc.*	39,072
2,901	Playtex Products, Inc.*	40,846
3,852	Premium Standard Farms, Inc.	73,265
2,115	Prestige Brands Holdings, Inc.*	26,882
1,159	Ralcorp Holdings, Inc.*	64,139
4,129	Revlon, Inc., Class A*	5,285
1,687	Sanderson Farms, Inc.	53,343
41	Seaboard Corp.	79,007
3,690	Smart & Final, Inc.*	68,413
1,440	Tootsie Roll Industries, Inc.	45,677
1,953	Topps (The) Co., Inc.	19,218
1,686	TreeHouse Foods, Inc.*	50,260
1,258	United Natural Foods, Inc.*	41,564
207	USANA Health Sciences, Inc.*	10,988
2,861	Vector Group Ltd.	51,412
717	WD-40 Co.	23,611
1,419	Wild Oats Markets, Inc.*	20,618
		1,486,729
	Energy—6.7%
1,555	Alon USA Energy, Inc.	41,814
1,670	Alpha Natural Resources, Inc.*	22,512
384	Atlas America, Inc.*	20,556
112	ATP Oil & Gas Corp.*	4,657
518	Atwood Oceanics, Inc.*	25,056
673	Berry Petroleum Co., Class A	20,890
947	Bill Barrett Corp.*	29,262
1,814	Brigham Exploration Co.*	11,156
1,434	Bristow Group, Inc.*	53,560
88	Bronco Drilling Co., Inc.*	1,397
864	Cabot Oil & Gas Corp.	56,039
377	CARBO Ceramics, Inc.	13,904
285	Carrizo Oil & Gas, Inc.*	8,180
227	Cheniere Energy, Inc.*	6,283
1,328	Cimarex Energy Co.	49,773
144	Clayton Williams Energy, Inc.*	4,650
3,022	Compagnie Generale de Geophysique-Veritas (CGG-Veritas) ADR (France)*	120,003
1,201	Comstock Resources, Inc.*	38,372
444	Core Laboratories N.V. (Netherlands)*	36,586
1,900	Crosstex Energy, Inc.	62,282
747	Delta Petroleum Corp.*	16,397
1,963	Denbury Resources, Inc.*	54,375
3,472	Dresser-Rand Group, Inc.*	90,132
574	Dril-Quip, Inc.*	21,353
283	Enbridge Energy Management LLC*	14,739
1,184	Encore Acquisition Co.*	30,725
974	Energy Partners Ltd.*	21,097
70	Evergreen Energy, Inc.*	629
1,079	Foundation Coal Holdings, Inc.	35,909
2,118	Frontier Oil Corp.	60,172

1,126	Gasco Energy, Inc.*	$2,646
1,406	General Maritime Corp. (Marshall Islands)	51,305
2,450	Global Industries Ltd.*	33,002
193	Goodrich Petroleum Corp.*	7,048
1,384	Grant Prideco, Inc.*	54,225
3,512	Grey Wolf, Inc.*	23,987
988	GulfMark Offshore, Inc.*	35,677
2,075	Harvest Natural Resources, Inc.*	20,875
1,342	Helix Energy Solutions Group, Inc.*	43,172
1,335	Holly Corp.	70,341
738	Hornbeck Offshore Services, Inc.*	20,310
412	Hydril*	32,589
1,460	Input/Output, Inc.*	19,987
1,279	Kinder Morgan Management LLC*	63,311
2,004	Knightsbridge Tankers Ltd. (Bermuda)	50,020
628	Lone Star Technologies, Inc.*	30,364
422	Lufkin Industries, Inc.	25,257
6,197	Meridian Resource (The) Corp.*	17,228
2,505	Newpark Resources, Inc.*	15,832
1,668	Nordic American Tanker Shipping (Bermuda)	59,097
1,491	Oceaneering International, Inc.*	58,850
1,671	Oil States International, Inc.*	48,158
1,750	OMI Corp. (Marshall Islands)	38,605
209	Parallel Petroleum Corp.*	4,111
3,526	Parker Drilling Co.*	32,651
2,032	Patterson-UTI Energy, Inc.	49,073
339	Penn Virginia Corp.	24,842
3,112	PetroHawk Energy Corp.*	35,912
307	Petroleum Development Corp.*	15,728
1,076	PetroQuest Energy, Inc.*	14,020
949	Pioneer Drilling Co.*	12,024
1,462	Plains Exploration & Production Co.*	70,527
657	Quicksilver Resources, Inc.*	26,057
1,450	Range Resources Corp.	44,501
1,527	Rowan Cos., Inc.	50,223
1,110	RPC, Inc.	19,758
614	SEACOR Holdings, Inc.*	62,155
3,618	Ship Finance International Ltd. (Bermuda)	85,854
1,071	Southwestern Energy Co.*	41,191
886	St. Mary Land & Exploration Co.	31,887
1,477	Superior Energy Services, Inc.*	44,783
1,092	Swift Energy Co.*	48,419
1,035	TETRA Technologies, Inc.*	23,971
1,410	Todco*	48,828
173	Toreador Resources Corp.*	4,640
566	Tsakos Energy Navigation Ltd. (Bermuda)	25,674
379	Ultra Petroleum Corp. (Canada)*	19,784
801	Unit Corp.	38,832
1,432	Universal Compression Holdings, Inc.*	86,549
1,353	W&T Offshore, Inc.	41,564
227	Warren Resources, Inc.*	2,517
880	W-H Energy Services, Inc.*	39,934
906	Whiting Petroleum Corp.*	41,286
1,774	World Fuel Services Corp.	81,337
		2,962,978
	Financials—23.8%
885	1st Source Corp.	25,550
3,232	21st Century Insurance Group	68,648
846	Acadia Realty Trust	21,734
680	Accredited Home Lenders Holding Co.*	18,884

3,010	Advance America Cash Advance Centers, Inc.	$42,020
245	Advanta Corp., Class A	10,540
636	Advanta Corp., Class B	29,517
2,668	Affordable Residential Communities, Inc.*	29,241
600	Alabama National BanCorp.	42,192
8	Alexander’s, Inc.*	3,463
684	Alexandria Real Estate Equities, Inc.	74,118
3,057	Alfa Corp.	57,655
999	Amcore Financial, Inc.	33,736
4,357	American Financial Realty Trust	48,711
1,930	American Home Mortgage Investment Corp.	67,434
827	Anchor Bancorp Wisconsin, Inc.	24,694
5,396	Anthracite Capital, Inc.	73,763
4,516	Anworth Mortgage Asset Corp.	41,457
412	Apollo Investment Corp.	9,146
1,191	Argonaut Group, Inc.*	39,946
439	Arrow Financial Corp.	10,821
1,628	Ashford Hospitality Trust, Inc.	20,041
2,935	Aspen Insurance Holdings Ltd. (Bermuda)	75,195
543	Asset Acceptance Capital Corp.*	8,378
1,998	Assured Guaranty Ltd. (Bermuda)	52,428
773	Baldwin & Lyons, Inc., Class B	20,191
500	BancFirst Corp.	24,335
2,245	Bank Mutual Corp.	26,491
669	Bank of Granite Corp.	12,637
267	Bank of the Ozarks, Inc.	8,071
2,197	BankAtlantic Bancorp, Inc., Class A	29,176
933	BankUnited Financial Corp., Class A	25,741
473	Banner Corp.	20,263
645	BioMed Realty Trust, Inc.	19,240
967	Boston Private Financial Holdings, Inc.	27,966
902	Bristol West Holdings, Inc.	14,946
2,326	Brookline Bancorp, Inc.	30,959
1,688	Brown & Brown, Inc.	47,804
597	Cadence Financial Corp.	12,656
398	Calamos Asset Management, Inc., Class A	10,901
275	Camden National Corp.	12,375
544	Capital City Bank Group, Inc.	18,703
115	Capital Southwest Corp.	15,180
1,905	CapitalSource, Inc.	52,940
441	Capitol Bancorp Ltd.	18,919
2,033	Capitol Federal Financial	79,368
1,111	Cash America International, Inc.	47,451
1,224	Cathay General Bancorp	42,424
1,266	Cedar Shopping Centers, Inc.	21,206
933	Central Pacific Financial Corp.	36,462
223	Charter Financial Corp.	10,704
1,219	Chemical Financial Corp.	36,326
1,713	Chittenden Corp.	52,178
3,825	Citizens Banking Corp.	93,750
1,279	Citizens, Inc.*	9,209
547	City Holding Co.	21,935
534	City Bank	18,156
1,116	Clark, Inc.	18,436
1,602	CNA Surety Corp.*	34,043
465	CoBiz, Inc.	9,588
277	Cohen & Steers, Inc.	13,504
1,418	Community Bank System, Inc.	32,132
852	Community Banks, Inc.	21,649
595	Community Trust Bancorp, Inc.	23,265
753	CompuCredit Corp.*	26,649
960	Corporate Office Properties Trust	51,149

1,557	Corus Bankshares, Inc.	$33,164
2,138	Cousins Properties, Inc.	83,680
2,357	Crawford & Co., Class A	12,916
3,204	Crawford & Co., Class B	20,762
2,109	CVB Financial Corp.	26,363
1,068	Deerfield Triarc Capital Corp.	17,836
1,233	Delphi Financial Group, Class A	48,630
2,862	DiamondRock Hospitality Co.	53,949
1,078	Digital Realty Trust, Inc.	38,743
1,700	Dime Community Bancshares, Inc.	22,831
1,094	Direct General Corp.	22,755
1,111	East West Bancorp, Inc.	42,662
950	EastGroup Properties, Inc.	52,003
2,244	Eaton Vance Corp.	76,969
259	Encore Capital Group, Inc.*	2,940
1,045	Entertainment Properties Trust	67,779
2,489	Equity Inns, Inc.	41,069
2,526	Equity One, Inc.	70,071
659	Essex Property Trust, Inc.	95,119
1,075	Extra Space Storage, Inc.	21,221
417	Farmers Capital Bank Corp.	14,070
1,516	FBL Financial Group, Inc., Class A	58,836
390	Federal Agricultural Mortgage Corp., Class C	10,830
3,209	FelCor Lodging Trust, Inc.	70,823
5,058	Fieldstone Investment Corp.	17,754
649	Financial Federal Corp.	18,561
643	Financial Institutions, Inc.	13,998
680	First Acceptance Corp.*	7,038
609	First Bancorp	15,530
5,219	First BanCorp.	55,739
696	First Busey Corp.	16,363
1,383	First Charter Corp.	33,261
355	First Citizens BancShares, Inc., Class A	72,771
3,667	First Commonwealth Financial Corp.	48,221
931	First Community Bancorp	49,622
494	First Community Bancshares, Inc.	20,076
2,205	First Financial Bancorp	36,228
672	First Financial Bankshares, Inc.	27,700
614	First Financial Corp.	20,256
550	First Financial Holdings, Inc.	19,509
559	First Indiana Corp.	13,276
1,019	First Marblehead (The) Corp.	55,434
928	First Merchants Corp.	24,026
1,711	First Midwest Bancorp, Inc.	64,231
4,150	First Niagara Financial Group, Inc.	60,134
803	First Republic Bank	43,137
723	FirstFed Financial Corp.*	49,851
4,250	Flagstar Bancorp, Inc.	61,668
791	Flushing Financial Corp.	13,835
3,078	FNB Corp.	54,142
1,353	Forest City Enterprises, Inc., Class A	81,788
138	Forest City Enterprises, Inc., Class B	8,315
1,129	Frontier Financial Corp.	30,743
770	GAMCO Investors, Inc., Class A	29,899
1,469	Getty Realty Corp.	45,759
293	GFI Group, Inc.*	18,746
1,338	Glacier Bancorp, Inc.	31,403
428	GMH Communities Trust	4,199
850	Gramercy Capital Corp.	30,711
2,699	Great American Financial Resources, Inc.	59,756
406	Great Southern Bancorp, Inc.	11,888
2,092	Greater Bay Bancorp	58,450

184	Greenhill & Co., Inc.	$13,787
763	Hancock Holding Co.	35,853
1,190	Hanmi Financial Corp.	24,371
1,595	Harleysville Group, Inc.	54,230
1,111	Harleysville National Corp.	21,442
995	Highland Hospitality Corp.	15,801
991	Hilb Rogal & Hobbs Co.	41,870
989	HomeBanc Corp.	3,274
2,214	Horace Mann Educators Corp.	43,904
285	IBERIABANK Corp.	16,430
554	Independent Bank Corp. of Massachusetts	17,817
769	Independent Bank Corp. of Michigan	16,972
806	Infinity Property & Casualty Corp.	38,559
3,961	Inland Real Estate Corp.	80,091
2,383	Innkeepers USA Trust	39,057
987	Integra Bank Corp.	24,448
1,969	International Bancshares Corp.	57,711
294	International Securities Exchange Holdings, Inc.	12,180
827	Investment Technology Group, Inc.*	36,057
1,071	Investors Financial Services Corp.	50,091
2,292	Investors Real Estate Trust	23,745
2,527	IPC Holdings Ltd. (Bermuda)	74,420
1,774	Irwin Financial Corp.	38,726
786	Jones Lang LaSalle, Inc.	82,136
699	Kansas City Life Insurance Co.	34,943
1,847	Kearny Financial Corp.	28,665
882	Kilroy Realty Corp.	76,593
706	KNBT Bancorp, Inc.	11,465
4,597	Knight Capital Group, Inc., Class A*	83,067
2,691	LaBranche & Co., Inc.*	25,242
817	Lakeland Bancorp, Inc.	12,116
866	LaSalle Hotel Properties	41,230
161	Lazard Ltd., Class A (Bermuda)	8,172
3,034	Lexington Realty Trust	64,564
2,227	Longview Fibre Co.	46,722
1,517	LTC Properties, Inc.	42,779
4,864	Luminent Mortgage Capital, Inc.	45,041
1,239	MAF Bancorp, Inc.	55,681
1,619	Maguire Properties, Inc.	70,346
1,458	Max Re Capital Ltd. (Bermuda)	34,992
931	MB Financial, Inc.	34,373
2,978	MCG Capital Corp.	58,875
7,937	MFA Mortgage Investments, Inc.	59,051
925	Mid-America Apartment Communities, Inc.	55,611
773	Midland (The) Co.	35,543
715	Mid-State Bancshares	26,212
597	Midwest Banc Holdings, Inc.	12,788
986	Move, Inc.*	6,232
2,263	Municipal Mortgage & Equity LLC	71,466
539	Nara Bancorp, Inc.	10,581
2,326	Nasdaq Stock Market (The), Inc.*	79,270
414	National City Corp.	15,670
460	National Financial Partners Corp.	22,586
1,610	National Health Investors, Inc.	51,681
1,760	National Penn Bancshares, Inc.	33,088
2,974	National Retail Properties, Inc.	70,633
194	National Western Life Insurance Co., Class A	44,521
543	Navigators Group, Inc.*	25,950
1,460	NBT Bancorp, Inc.	36,208
1,332	Nelnet, Inc., Class A*	36,856
3,185	Netbank, Inc.*	12,007
3,324	NewAlliance Bancshares, Inc.	53,184

2,389	Newcastle Investment Corp.	$77,451
1,404	Northwest Bancorp, Inc.	37,052
2,263	Novastar Financial, Inc.	48,066
542	OceanFirst Financial Corp.	11,946
1,307	Ocwen Financial Corp.*	18,403
3,039	Old National Bancorp	56,951
349	Old Second Bancorp, Inc.	10,097
560	Omega Financial Corp.	18,530
1,915	Omega Healthcare Investors, Inc.	34,719
332	optionsXpress Holdings, Inc.	7,885
1,570	Oriental Financial Group	20,127
1,408	Pacific Capital Bancorp	45,000
534	Park National Corp.	52,615
771	Parkway Properties, Inc.	42,289
1,666	Partners Trust Financial Group, Inc.	18,976
245	Peapack-Gladstone Financial Corp.	7,007
483	Pennfed Financial Services, Inc.	9,844
1,555	Pennsylvania Real Estate Investment Trust	66,399
444	Peoples Bancorp, Inc.	12,880
730	PFF Bancorp, Inc.	24,725
1,702	Philadelphia Consolidated Holding Co.*	76,692
284	Pico Holdings, Inc.*	12,212
866	Piper Jaffray Cos.*	59,702
1,879	Platinum Underwriters Holdings Ltd. (Bermuda)	56,088
2,937	PMA Capital Corp., Class A*	27,490
192	Portfolio Recovery Associates, Inc.*	8,346
1,166	Presidential Life Corp.	25,337
944	Primus Guaranty Ltd. (Bermuda)*	11,186
310	PrivateBancorp, Inc.	11,591
725	ProAssurance Corp.*	36,823
880	Prosperity Bancshares, Inc.	30,800
1,233	Provident Bankshares Corp.	43,698
2,234	Provident Financial Services, Inc.	40,659
1,396	Provident New York Bancorp	20,340
1,036	PS Business Parks, Inc.	77,918
2,995	Quanta Capital Holdings Ltd. (Bermuda)*	6,349
1,878	RAIT Financial Trust	70,218
903	Ramco-Gershenson Properties Trust	33,826
608	Renasant Corp.	17,261
685	Resource America, Inc., Class A	18,392
4,709	R&G Financial Corp., Class B*	35,412
728	RLI Corp.	40,288
930	S&T Bancorp, Inc.	32,234
566	Safety Insurance Group, Inc.	27,643
494	Sandy Spring Bancorp, Inc.	17,789
1,889	Santander BanCorp	34,947
693	Saul Centers, Inc.	37,367
1,441	Scottish Re Group Ltd. (Cayman Islands)*	6,773
470	Seacoast Banking Corp. of Florida	10,862
1,143	SEI Investments Co.	71,243
1,036	Selective Insurance Group, Inc.	53,302
454	Signature Bank*	15,032
581	Simmons First National Corp., Class A	17,860
835	Sovran Self Storage, Inc.	50,100
5,525	Spirit Finance Corp.	69,173
858	St. Joe (The) Co.	49,678
1,143	State Auto Financial Corp.	36,782
697	Sterling Bancorp	12,964
1,823	Sterling Bancshares, Inc.	21,967
950	Sterling Financial Corp. of Pennsylvania	21,717
1,317	Sterling Financial Corp. of Spokane	43,685
1,177	Stewart Information Services Corp.	49,481

1,240	Strategic Hotels & Resorts, Inc.	$26,685
358	Suffolk Bancorp	12,190
920	Sun Bancorp, Inc.*	18,041
1,241	Sun Communities, Inc.	39,228
941	Sunstone Hotel Investors, Inc.	26,621
2,625	Susquehanna Bancshares, Inc.	66,255
790	SVB Financial Group*	36,854
1,220	SWS Group, Inc.	30,781
347	S.Y. Bancorp, Inc.	9,515
820	Tanger Factory Outlet Centers	33,292
1,393	Taubman Centers, Inc.	81,170
107	Tejon Ranch Co.*	5,781
596	Texas Capital Bancshares, Inc.*	11,598
372	TierOne Corp.	11,205
354	Tompkins Trustco, Inc.	15,491
676	Triad Guaranty, Inc.*	34,814
3,412	Trustco Bank Corp.	35,894
2,298	Trustmark Corp.	67,699
4,347	Trustreet Properties, Inc.	73,638
1,855	UCBH Holdings, Inc.	34,781
1,392	UMB Financial Corp.	50,905
1,583	Umpqua Holdings Corp.	45,036
1,594	United Bankshares, Inc.	58,213
981	United Community Banks, Inc.	32,039
1,428	United Community Financial Corp.	17,650
1,167	United Fire & Casualty Co.	39,503
1,615	Universal American Financial Corp.*	30,443
558	Universal Health Realty Income Trust	22,566
1,151	Urstadt Biddle Properties, Inc., Class A	22,364
720	USB Holding Co., Inc.	16,596
1,672	USI Holdings Corp.*	27,638
2,610	U-Store-It Trust	57,342
2,110	Ventas, Inc.	97,587
6,810	W. Holding Co., Inc.	35,821
2,219	Waddell & Reed Financial, Inc., Class A	56,962
1,736	Washington Real Estate Investment Trust	74,214
468	Washington Trust Bancorp, Inc.	12,870
964	WesBanco, Inc.	30,655
474	West Coast Bancorp	15,827
837	Westamerica Bancorp	41,724
458	Western Alliance Bancorp*	15,389
473	Wilshire Bancorp, Inc.	8,632
580	Wintrust Financial Corp.	26,558
565	World Acceptance Corp.*	24,866
2,513	W.P. Carey & Co. LLC	79,536
2,646	W.P. Stewart & Co. Ltd. (Bermuda)	41,410
219	WSFS Financial Corp.	15,196
982	Zenith National Insurance Corp.	44,877
		10,581,546
	Health Care—8.4%
1,121	Advanced Medical Optics, Inc.*	41,197
965	Affymetrix, Inc.*	24,086
1,851	Albany Molecular Research, Inc.*	18,843
417	Align Technology, Inc.*	6,901
7,281	Alliance Imaging, Inc.*	50,894
285	Allscripts Healthcare Solutions, Inc.*	8,721
2,303	Alpharma, Inc., Class A	63,448
466	Amedisys, Inc.*	15,061
768	American Medical Systems Holdings, Inc.*	15,283
2,577	AMERIGROUP Corp.*	93,441

620	AMICAS, Inc.*	$1,897
1,310	AMN Healthcare Services, Inc.*	33,903
1,169	Amsurg Corp.*	25,718
425	Analogic Corp.	24,956
2,339	Applera Corp. - Celera Group*	37,097
1,159	Arrow International, Inc.	39,012
214	ArthroCare Corp.*	7,897
179	Aspect Medical Systems, Inc.*	2,980
964	Bio-Rad Laboratories, Inc., Class A*	82,943
268	Biosite, Inc.*	14,440
2,930	Bruker BioSciences Corp.*	21,829
1,540	Cambrex Corp.	33,695
895	Celgene Corp.*	48,044
1,220	Centene Corp.*	30,402
527	Cephalon, Inc.*	38,160
1,437	Cerner Corp.*	64,564
422	Chemed Corp.	15,403
7	Coley Pharmaceutical Group, Inc.*	70
120	Computer Programs & Systems, Inc.	3,810
1,881	CONMED Corp.*	45,520
1,071	Cooper (The) Cos., Inc.	51,087
828	Corvel Corp.*	39,024
1,143	Covance, Inc.*	70,466
1,637	Cross Country Healthcare, Inc.*	36,931
147	Cyberonics, Inc.*	3,097
1,558	Cytyc Corp.*	45,057
608	Datascope Corp.	22,460
521	Dendreon Corp.*	2,235
1,328	Dendrite International, Inc.*	14,488
123	Digene Corp.*	6,328
312	Dionex Corp.*	18,539
433	Diversa Corp.*	4,421
430	DJO, Inc.*	17,802
326	Eclipsys Corp.*	6,390
1,427	Edwards Lifesciences Corp.*	73,005
3,575	Emdeon Corp.*	50,980
1,279	Endo Pharmaceuticals Holdings, Inc.*	39,291
446	Enzo Biochem, Inc.*	6,619
2,049	Enzon Pharmaceuticals, Inc.*	18,277
441	eResearch Technology, Inc.*	3,087
40	ev3, Inc.*	737
142	FoxHollow Technologies, Inc.*	2,915
1,593	Genesis HealthCare Corp.*	97,522
437	Gen-Probe, Inc.*	22,602
3,536	Gentiva Health Services, Inc.	70,013
171	Geron Corp.*	1,400
775	Greatbatch, Inc.*	22,777
555	Haemonetics Corp.*	26,773
360	HealthExtras, Inc.*	9,202
398	Healthways, Inc.*	18,073
341	Hologic, Inc.*	18,943
374	ICU Medical, Inc.*	14,754
56	Idenix Pharmaceuticals, Inc.*	498
419	IDEXX Laboratories, Inc.*	35,954
74	Illumina, Inc.*	3,023
357	ImClone Systems, Inc.*	10,517
357	Immucor, Inc.*	11,260
275	Inspire Pharmaceuticals, Inc.*	1,777
296	Integra LifeSciences Holdings Corp.*	12,743
246	Intuitive Surgical, Inc.*	24,209
1,565	Invacare Corp.	33,788
543	inVentiv Health, Inc.*	19,054

947	Inverness Medical Innovations, Inc.*	$39,035
1,165	Kinetic Concepts, Inc.*	57,306
750	KV Pharmaceutical Co., Class A*	18,923
128	KV Pharmaceutical Co., Class B*	3,236
433	Kyphon, Inc.*	20,260
317	Landauer, Inc.	16,284
310	LCA-Vision, Inc.	12,003
187	Lifecell Corp.*	4,471
88	Luminex Corp.*	1,118
747	Martek Biosciences Corp.*	17,413
311	Matria Healthcare, Inc.*	8,593
306	Maxygen, Inc.*	3,476
130	Medicines (The) Co.*	3,981
1,003	Medicis Pharmaceutical Corp., Class A	38,044
544	Mentor Corp.	27,739
374	Meridian Bioscience, Inc.	11,089
612	Merit Medical Systems, Inc.*	9,645
128	MGI Pharma, Inc.*	2,460
752	Millipore Corp.*	51,497
1,067	Molina Healthcare, Inc.*	32,896
187	Momenta Pharmaceuticals, Inc.*	3,607
163	Myriad Genetics, Inc.*	5,826
3,509	Nabi Biopharmaceuticals*	20,352
373	National Healthcare Corp.	20,478
413	Nektar Therapeutics*	5,245
171	Neurocrine Biosciences, Inc.*	2,391
185	NitroMed, Inc.*	666
370	Noven Pharmaceuticals, Inc.*	10,123
809	Odyssey HealthCare, Inc.*	10,040
56	Onyx Pharmaceuticals, Inc.*	664
1,061	Option Care, Inc.	13,995
443	Orthofix International NV (Netherlands Antilles)*	22,318
1,280	Par Pharmaceutical Cos., Inc.*	33,766
851	Parexel International Corp.*	27,870
381	PDL BioPharma, Inc.*	7,814
1,072	Pediatrix Medical Group, Inc.*	56,323
2,536	Perrigo Co.	43,822
1,679	Pharmaceutical Product Development, Inc.	57,926
483	PharmaNet Development Group, Inc.*	9,588
543	Pharmion Corp.*	17,295
633	PolyMedica Corp.	25,345
527	PRA International*	12,606
2,441	PSS World Medical, Inc.*	48,869
1,111	Psychiatric Solutions, Inc.	43,262
307	Radiation Therapy Services, Inc.*	9,115
1,096	RehabCare Group, Inc.*	16,637
906	ResMed, Inc.*	47,637
1,415	Respironics, Inc.*	60,279
64	Rigel Pharmaceuticals, Inc.*	726
139	Salix Pharmaceuticals Ltd.*	1,974
729	Sciele Pharma, Inc.*	17,314
1,144	Sierra Health Services, Inc.*	45,989
222	SonoSite, Inc.*	7,215
2,529	STERIS Corp.	65,349
1,501	Sunrise Senior Living, Inc.*	53,676
219	SurModics, Inc.*	7,875
693	Symbion, Inc.	12,959
823	Symmetry Medical, Inc.*	11,341
596	Syneron Medical Ltd. (Israel)*	14,662
252	Tanox, Inc.*	4,891
961	Taro Pharmaceuticals Industries (Israel)*	8,836
373	Techne Corp.*	21,649

924	Thoratec Corp.*	$16,641
526	Trizetto Group (The), Inc.*	10,909
885	United Surgical Partners International, Inc.*	26,966
55	United Therapeutics Corp.*	2,948
3,022	Valeant Pharmaceuticals International*	53,278
1,209	Varian, Inc.*	64,694
1,061	VCA Antech, Inc.*	35,671
246	Ventana Medical Systems, Inc.*	10,357
19	Vertex Pharmaceuticals, Inc.*	672
1,028	Viasys Healthcare, Inc.*	30,254
733	ViroPharma, Inc.*	12,483
293	Vital Signs, Inc.	15,236
1,290	Waters Corp.*	73,130
953	WellCare Health Plans, Inc.*	73,838
905	West Pharmaceutical Services, Inc.	43,920
857	Wright Medical Group, Inc.*	18,760
187	Young Innovations, Inc.	5,739
461	Zoll Medical Corp.*	28,914
135	ZymoGenetics, Inc.*	2,153
		3,712,680
	Industrials—15.5%
382	AAON, Inc.	10,497
1,055	AAR Corp.*	31,428
3,143	ABM Industries, Inc.	81,215
3,209	ABX Air, Inc.*	21,917
2,263	ACCO Brands Corp.*	54,606
2,730	Accuride Corp.*	30,631
545	Actuant Corp., Class A	27,136
536	Administaff, Inc.	21,944
184	Advisory Board (The) Co.*	10,361
2,139	AirTran Holdings, Inc.*	23,679
1,089	Albany International Corp., Class A	36,961
536	American Reprographics Co.*	16,788
48	American Science & Engineering, Inc.*	2,625
618	American Woodmark Corp.	27,785
2,200	Ametek, Inc.	76,252
1,199	AO Smith Corp.	45,982
1,419	Apogee Enterprises, Inc.	27,004
1,595	Applied Industrial Technologies, Inc.	39,109
341	Argon ST, Inc.*	7,676
1,243	Arkansas Best Corp.	47,507
632	Armor Holdings, Inc.*	38,236
533	Astec Industries, Inc.*	19,193
226	ASV, Inc.*	3,831
1,009	Baldor Electric Co.	35,638
2,277	Barnes Group, Inc.	48,773
2,067	BE Aerospace, Inc.*	61,555
930	Beacon Roofing Supply, Inc.*	19,381
1,755	Belden CDT, Inc.	75,904
1,135	Blount International, Inc.*	14,789
2,251	Bowne & Co., Inc.	33,855
1,305	Brady Corp., Class A	48,872
277	Bucyrus International, Inc., Class A	12,856
2,027	Builders FirstSource, Inc.*	36,770
1,415	C&D Technologies, Inc.*	7,641
340	Cascade Corp.	18,265
3,118	CBIZ, Inc.*	20,891
1,578	CDI Corp.	40,965
2,130	Central Parking Corp.	42,430
796	Cenveo, Inc.*	18,610

163	Ceradyne, Inc.*	$8,815
4,569	China Yuchai International Ltd. (Bermuda)	32,714
641	CIRCOR International, Inc.	23,134
1,225	Clarcor, Inc.	42,459
334	Clean Harbors, Inc.*	17,916
637	Consolidated Graphics, Inc.*	39,494
1,874	Copart, Inc.*	55,171
219	Corporate Executive Board Co.	19,870
1,898	Corrections Corp. of America*	92,470
163	CoStar Group, Inc.*	7,738
890	Covanta Holding Corp.*	21,057
1,092	Cubic Corp.	22,823
1,161	Curtiss-Wright Corp.	44,327
672	Diamond Management & Technology Consultants, Inc.	8,387
2,125	Diana Shipping, Inc. (Marshall Islands)	33,554
1,730	Donaldson Co., Inc.	60,931
982	DRS Technologies, Inc.	54,403
408	DryShips, Inc. (Marshall Islands)	6,965
793	Eagle Bulk Shipping, Inc. (Marshall Islands)	14,393
590	EDO Corp.	13,700
1,352	EGL, Inc.*	51,525
1,887	Electro Rent Corp.	29,569
656	ElkCorp	28,444
166	Energy Conversion Devices, Inc.*	5,719
2,985	EnerSys*	48,536
1,135	Ennis, Inc.	28,591
1,201	EnPro Industries, Inc.*	39,693
528	ESCO Technologies, Inc.	25,223
1,103	Esterline Technologies Corp.*	44,087
206	Evergreen Solar, Inc.*	1,728
4,709	ExpressJet Holdings, Inc.*	36,777
1,394	Fastenal Co.	51,968
3,184	Federal Signal Corp.	52,281
797	Florida East Coast Industries, Inc.	48,298
457	Forward Air Corp.	14,341
284	Foster Wheeler Ltd. (Bermuda)*	15,185
507	Franklin Electric Co., Inc.	25,543
333	FreightCar America, Inc.	19,351
1,014	FTI Consulting, Inc.*	27,794
899	G&K Services, Inc., Class A	33,524
1,444	Gardner Denver, Inc.*	55,666
1,735	GenCorp, Inc.*	25,956
1,690	General Cable Corp.*	72,890
550	Genesee & Wyoming, Inc., Class A*	15,505
843	Genlyte Group, Inc.*	63,874
1,778	Geo Group (The), Inc.*	77,912
627	Gorman-Rupp (The) Co.	25,331
1,257	Graco, Inc.	51,248
6,107	GrafTech International Ltd.*	49,589
1,280	Granite Construction, Inc.	68,557
488	Greenbrier Cos., Inc.	14,089
2,132	Griffon Corp.*	54,920
895	Healthcare Services Group, Inc.	25,883
1,587	Heartland Express, Inc.	26,868
171	Heico Corp.	6,265
320	Heico Corp., Class A	9,840
557	Heidrick & Struggles International, Inc.*	24,324
385	Herley Industries, Inc.*	6,414
1,500	Herman Miller, Inc.	56,400
3,274	Hexcel Corp.*	62,992
1,818	Hub Group, Inc., Class A*	54,285
1,723	Hudson Highland Group, Inc.*	27,206

214	Huron Consulting Group, Inc.*	$11,096
1,273	IDEX Corp.	66,069
680	II-VI, Inc.*	20,427
3,590	InfraSource Services, Inc.*	76,288
975	Insituform Technologies, Inc., Class A*	27,212
1,143	Interline Brands, Inc.*	25,980
1,049	Interpool, Inc.	25,921
19	Ionatron, Inc.*	98
3,728	Jacuzzi Brands, Inc.*	46,339
973	John H. Harland Co.	49,020
1,034	Joy Global, Inc.	48,050
1,092	K&F Industries Holdings, Inc.*	25,433
1,303	Kaman Corp.	29,695
2,084	Kansas City Southern*	62,645
778	Kaydon Corp.	33,532
1,614	Kirby Corp.*	57,313
1,215	Knight Transportation, Inc.	22,842
3,999	Knoll, Inc.	87,937
1,207	Korn/Ferry International*	28,823
1,562	Labor Ready, Inc.*	29,334
1,108	Landstar System, Inc.	46,857
494	Lawson Products, Inc.	21,929
370	Learning Tree International, Inc.*	3,896
800	LECG Corp.*	11,512
1,301	Lincoln Electric Holdings, Inc.	79,062
339	Lindsay Manufacturing Co.	10,777
1,015	Macquarie Infrastructure Co. Trust	37,220
1,458	Manitowoc (The) Co., Inc.	75,612
770	McDermott International, Inc. (Panama)*	39,763
680	McGrath RentCorp	20,828
80	Medis Technologies Ltd.*	1,034
80	Middleby Corp. (The)*	8,942
1,015	Mine Safety Appliances Co.	38,925
672	Mobile Mini, Inc.*	17,868
1,526	Moog, Inc., Class A*	59,499
1,299	MSC Industrial Direct Co., Class A	56,104
312	MTC Technologies, Inc.*	7,135
1,953	Mueller Water Products, Inc., Class B	26,522
1,114	Navigant Consulting, Inc.*	23,149
782	NCI Building Systems, Inc.*	44,511
832	Nordson Corp.	43,031
1,394	Old Dominion Freight Line*	38,725
1,916	Orbital Sciences Corp.*	32,687
1,598	Pacer International, Inc.	49,794
1,149	Perini Corp.*	34,723
575	Pike Electric Corp.*	9,355
559	Powell Industries, Inc.*	17,955
2,497	Power-One, Inc.*	18,453
2,560	RailAmerica, Inc.*	41,498
433	Raven Industries, Inc.	12,310
930	Regal-Beloit Corp.	46,798
1,833	Republic Airways Holdings, Inc.*	35,047
762	Resources Connection, Inc.*	23,927
1,273	Robbins & Myers, Inc.	55,350
1,280	Rollins, Inc.	27,930
1,273	Roper Industries, Inc.	66,094
766	Schawk, Inc.	13,612
45	Seaspan Corp. (Marshall Islands)	1,132
588	Sequa Corp., Class A*	74,082
128	Sequa Corp., Class B*	16,250
923	Simpson Manufacturing Co., Inc.	30,191
5,195	SIRVA, Inc.*	16,053

1,937	Skywest, Inc.	$52,570
5,944	Spherion Corp.*	48,919
2,985	Standard Register (The) Co.	37,701
809	Standex International Corp.	23,574
699	Stericycle, Inc.*	53,823
477	Taser International, Inc.*	3,697
1,115	Teledyne Technologies, Inc.*	42,537
3,452	TeleTech Holdings, Inc.*	93,030
874	Tennant Co.	27,024
2,041	Tetra Tech, Inc.*	36,697
1,025	Toro (The) Co.	52,552
2,386	Tredegar Corp.	54,806
520	Trex Co., Inc.*	13,915
1,021	Triumph Group, Inc.	57,380
3,169	UAP Holding Corp.	79,383
210	United Industrial Corp.	10,607
825	Universal Forest Products, Inc.	40,343
1,401	US Airways Group, Inc.*	78,428
1,111	UTi Worldwide, Inc. (Virgin Islands)	33,774
955	Valmont Industries, Inc.	52,974
2,054	Viad Corp.	86,145
507	Vicor Corp.	5,379
2,957	Volt Information Sciences, Inc.*	104,559
1,119	Wabash National Corp.	17,837
941	Wabtec Corp.	30,131
1,129	Walter Industries, Inc.	31,815
1,379	Waste Connections, Inc.*	60,083
558	Watsco, Inc.	28,469
835	Watson Wyatt Worldwide, Inc., Class A	36,982
1,238	Watts Water Technologies, Inc., Class A	54,435
763	Williams Scotsman International, Inc.*	15,428
1,175	Woodward Governor Co.	49,162
		6,888,425
	Information Technology—14.1%
12,491	3Com Corp.*	48,715
1,039	Actel Corp.*	18,557
2,208	Acxiom Corp.	50,122
5,615	Adaptec, Inc.*	20,214
2,174	ADC Telecommunications, Inc.*	35,088
1,502	ADTRAN, Inc.	33,284
490	Advanced Analogic Technologies, Inc.*	2,778
890	Advanced Energy Industries, Inc.*	15,424
465	Advent Software, Inc.*	16,624
2,263	Aeroflex, Inc.*	27,065
1,476	Agile Software Corp.*	9,240
2,926	Agilysys, Inc.	55,448
620	Altiris, Inc.*	20,293
3,598	AMIS Holdings, Inc.*	37,203
301	Ansys, Inc.*	15,017
8,763	Applied Micro Circuits Corp.*	30,145
392	aQuantive, Inc.*	10,506
1,623	Ariba, Inc.*	15,094
2,405	Arris Group, Inc.*	34,199
845	Asyst Technologies, Inc.*	5,484
384	Atheros Communications, Inc.*	9,124
605	ATMI, Inc.*	20,231
370	AudioCodes Ltd. (Israel)*	3,663
1,450	Autodesk, Inc.*	63,394
1,018	Avid Technology, Inc.*	37,666
1,319	Avocent Corp.*	45,558

3,608	Axcelis Technologies, Inc.*	$23,236
701	Black Box Corp.	28,797
417	Blackbaud, Inc.	9,995
98	Blackboard, Inc.*	2,862
48	Blue Coat Systems, Inc.*	1,200
3,965	Borland Software Corp.*	21,649
1,687	Brightpoint, Inc.*	18,574
11,873	Brocade Communications Systems, Inc.*	101,871
1,314	Brooks Automation, Inc.*	18,291
778	Cabot Microelectronics Corp.*	23,488
850	CACI International, Inc., Class A*	39,976
2,867	CDC Corp., Class A (Cayman Islands)*	29,157
1,442	Checkpoint Systems, Inc.*	27,095
3,541	ChipMOS TECHNOLOGIES Bermuda Ltd. (Bermuda)*	25,637
5,025	Ciber, Inc.*	34,572
787	Ciena Corp.*	22,107
1,791	Cirrus Logic, Inc.*	13,289
13,456	CMGI, Inc.*	17,089
1,225	CNET Networks, Inc.*	11,209
477	Cogent, Inc.*	5,032
751	Cognex Corp.	16,387
851	Cognizant Technology Solutions Corp., Class A*	72,581
1,345	Coherent, Inc.*	41,359
647	Cohu, Inc.	12,940
1,849	CommScope, Inc.*	59,741
449	Comtech Telecommunications Corp.*	16,164
6,114	Conexant Systems, Inc.*	11,372
106	Convera Corp., Class A*	381
924	Covansys Corp.*	20,855
3,997	Credence Systems Corp.*	19,465
1,520	Cree, Inc.*	23,378
1,507	CSG Systems International, Inc.*	37,796
1,797	CTS Corp.	27,854
803	Cymer, Inc.*	33,911
3,408	Cypress Semiconductor Corp.*	62,878
567	Daktronics, Inc.	19,601
452	Digital Insight Corp.*	17,578
530	Digital River, Inc.*	27,125
1,638	Digitas, Inc.*	22,080
416	Diodes, Inc.*	15,255
987	Ditech Networks, Inc.*	7,077
1,440	Dolby Laboratories, Inc., Class A*	48,240
701	DSP Group, Inc.*	14,707
2,322	Dycom Industries, Inc.*	52,547
4,486	EarthLink, Inc.*	32,793
1,199	Echelon Corp.*	8,957
2,611	ECI Telecom Ltd. (Israel)*	22,246
1,087	eFunds Corp.*	29,045
898	Electro Scientific Industries, Inc.*	18,849
1,575	Electronics for Imaging, Inc.*	36,304
2,031	Emulex Corp.*	36,050
5,049	Entegris, Inc.*	54,176
802	Entrust, Inc.*	3,088
1,043	Epicor Software Corp.*	14,446
327	EPIQ Systems, Inc.*	5,909
155	Equinix, Inc.*	13,031
1,979	eSpeed, Inc., Class A*	15,832
275	Euronet Worldwide, Inc.*	7,937
1,789	Exar Corp.*	23,436
333	Excel Technology, Inc.*	9,171
3,979	Extreme Networks, Inc.*	16,513
380	F5 Networks, Inc.*	27,147

600	FactSet Research Systems, Inc.	$34,848
1,125	Fair Isaac Corp.	44,798
196	FalconStor Software, Inc.*	1,801
1,474	FEI Co.*	37,086
650	Fidelity National Information Services, Inc.	27,638
890	Flir Systems, Inc.*	27,510
732	FormFactor, Inc.*	29,756
622	Forrester Research, Inc.*	17,516
3,169	Foundry Networks, Inc.*	45,855
2,425	Gartner, Inc.*	53,011
1,013	Genesis Microchip, Inc.*	8,013
1,158	Gevity HR, Inc.	25,557
1,052	Global Cash Access Holdings, Inc.*	16,853
3,146	Global Imaging Systems, Inc.*	60,561
769	Global Payments, Inc.	29,037
1,245	Harmonic, Inc.*	11,267
818	Heartland Payment Systems, Inc.	21,808
226	Hittite Microwave Corp.*	7,860
1,538	Hutchinson Technology, Inc.*	34,174
1,284	Hyperion Solutions Corp.*	54,210
1,275	Imation Corp.	55,475
914	Informatica Corp.*	11,480
1,432	InfoSpace, Inc.*	33,280
1,786	infoUSA, Inc.	21,450
3,705	Integrated Device Technology, Inc.*	56,057
175	InterDigital Communications Corp.*	6,071
1,345	Intermec, Inc.*	32,320
856	Inter-Tel, Inc.	19,371
1,631	Interwoven, Inc.*	25,607
292	Itron, Inc.*	16,831
1,257	Ixia*	11,879
585	j2 Global Communications, Inc.*	15,491
1,801	Jack Henry & Associates, Inc.	38,433
1,232	JDA Software Group, Inc.*	19,712
301	Jupitermedia Corp.*	2,239
387	Kanbay International, Inc.*	11,200
2,232	Keane, Inc.*	27,163
5,975	KEMET Corp.*	45,052
647	Komag, Inc.*	22,076
1,346	Kopin Corp.*	5,196
664	Kronos, Inc.*	25,232
274	L-1 Identity Solutions, Inc.*	3,957
5,577	Lattice Semiconductor Corp.*	32,681
7,598	Lawson Software, Inc.*	57,061
845	Littelfuse, Inc.*	26,525
886	LTX Corp.*	4,678
1,055	Macrovision Corp.*	26,090
765	Magma Design Automation, Inc.*	6,503
749	Manhattan Associates, Inc.*	21,024
938	Mantech International Corp., Class A*	32,005
1,461	MasTec, Inc.*	16,436
747	MAXIMUS, Inc.	22,522
2,029	MEMC Electronic Materials, Inc.*	106,319
3,642	Mentor Graphics Corp.*	67,740
945	Mercury Computer Systems, Inc.*	12,209
2,003	Methode Electronics, Inc.	22,053
1,228	Micrel, Inc.*	12,415
634	MICROS Systems, Inc.*	35,694
595	Microsemi Corp.*	10,829
153	MicroStrategy, Inc., Class A*	18,577
584	Midway Games, Inc.*	4,082
1,219	MKS Instruments, Inc.*	26,660

4,475	MPS Group, Inc.*	$67,036
437	MTS Systems Corp.	18,690
234	Multi-Fineline Electronix, Inc.*	4,154
1,252	NAM TAI Electronics, Inc. (Virgin Islands)	16,927
919	National Instruments Corp.	26,476
648	NAVTEQ Corp.*	22,991
428	Net 1 UEPS Technologies, Inc.*	11,599
1,043	NETGEAR, Inc.*	26,857
506	NetRatings, Inc.*	9,184
814	Newport Corp.*	16,247
205	Novatel Wireless, Inc.*	2,314
2,585	Nuance Communications, Inc.*	29,779
879	Omnivision Technologies, Inc.*	10,144
7,326	ON Semiconductor Corp.*	61,245
693	Openwave Systems, Inc.*	6,112
421	Optimal Group, Inc., Class A (Canada)*	3,499
843	Orbotech Ltd. (Israel)*	20,181
640	OSI Systems, Inc.*	15,347
2,294	Palm, Inc.*	31,726
2,287	Parametric Technology Corp.*	45,328
664	Park Electrochemical Corp.	17,722
2,016	Paxar Corp.*	44,312
960	Pericom Semiconductor Corp.*	9,571
350	Photon Dynamics, Inc.*	3,952
2,562	Photronics, Inc.*	42,683
1,475	Pixelworks, Inc.*	2,567
755	Plantronics, Inc.	14,874
1,106	Plexus Corp.*	18,581
2,061	PMC - Sierra, Inc.*	12,984
2,437	Polycom, Inc.*	81,931
2,635	Powerwave Technologies, Inc.*	15,388
940	Progress Software Corp.*	26,705
2,844	QLogic Corp.*	52,045
194	Quality Systems, Inc.	8,231
11,921	Quantum Corp.*	29,683
2,673	Quest Software, Inc.*	39,908
632	Rambus, Inc.*	11,749
2,133	RealNetworks, Inc.*	22,759
640	Red Hat, Inc.*	14,547
1,041	Renaissance Learning, Inc.	15,480
5,159	RF Micro Devices, Inc.*	39,827
422	Rofin-Sinar Technologies, Inc.*	27,611
379	Rogers Corp.*	19,587
627	Rudolph Technologies, Inc.*	9,800
2,980	S1 Corp.*	17,135
1,144	SafeNet, Inc.*	28,611
131	Salesforce.com, Inc.*	5,742
256	SanDisk Corp.*	10,291
1,621	Sapient Corp.*	10,180
1,092	ScanSource, Inc.*	32,039
1,174	SeaChange International, Inc.*	11,740
1,385	Semtech Corp.*	18,975
824	Sigmatel, Inc.*	3,197
421	Silicon Image, Inc.*	5,090
689	Silicon Laboratories, Inc.*	22,124
4,400	Silicon Storage Technology, Inc.*	21,912
472	Sina Corp. (Cayman Islands)*	16,883
346	Sirf Technology Holdings, Inc.*	10,159
8,997	Skyworks Solutions, Inc.*	59,110
276	Sohu.com, Inc.*	7,413
326	Sonic Solutions, Inc.*	5,982
1,930	SonicWALL, Inc.*	16,270

1,233	Sonus Networks, Inc.*	$8,927
342	SPSS, Inc.*	10,609
952	SRA International, Inc., Class A*	24,086
576	Standard Microsystems Corp.*	16,070
455	StarTek, Inc.*	4,668
3,108	Sybase, Inc.*	80,465
6,736	Sycamore Networks, Inc.*	25,125
1,336	Sykes Enterprises, Inc.*	19,519
1,589	Symmetricom, Inc.*	13,570
431	Synaptics, Inc.*	11,663
1,087	Syntel, Inc.	35,741
3,827	Take-Two Interactive Software, Inc.*	66,513
296	Talx Corp.	9,431
1,095	Technitrol, Inc.	24,112
1,963	Tekelec*	30,230
1,926	Tektronix, Inc.	54,448
344	Tessera Technologies, Inc.*	13,155
1,815	THQ, Inc.*	54,995
4,115	TIBCO Software, Inc.*	38,187
868	TNS, Inc.*	14,869
601	Transaction Systems Architects, Inc.*	21,726
206	Trident Microsystems, Inc.*	4,299
1,021	Trimble Navigation Ltd.*	57,768
5,726	Triquint Semiconductor, Inc.*	26,912
869	Tyler Technologies, Inc.*	12,079
994	Ulticom, Inc.*	8,499
1,107	United Online, Inc.	15,542
900	ValueClick, Inc.*	22,968
1,484	Varian Semiconductor Equipment Associates, Inc.*	61,067
852	Veeco Instruments, Inc.*	16,350
926	VeriFone Holdings, Inc.*	37,012
421	Verint Systems, Inc.*	13,914
602	Viasat, Inc.*	19,848
1,010	Vignette Corp.*	18,099
713	WebEx Communications, Inc.*	26,438
1,260	webMethods, Inc.*	9,488
418	Websense, Inc.*	9,050
1,016	Wind River Systems, Inc.*	10,079
513	Witness Systems, Inc.*	11,614
600	Wright Express Corp.*	18,522
1,348	Zebra Technologies Corp., Class A*	46,735
1,369	Zoran Corp.*	19,125
		6,243,001
	Materials—5.7%
739	AMCOL International Corp.	22,214
478	Apex Silver Mines Ltd. (Cayman Islands)*	6,630
1,137	Aptargroup, Inc.	69,368
1,476	Arch Chemicals, Inc.	49,785
3,868	Buckeye Technologies, Inc.*	46,300
1,245	Calgon Carbon Corp.*	7,806
3,276	Caraustar Industries, Inc.*	26,077
714	Carpenter Technology Corp.	83,609
845	Century Aluminum Co.*	38,515
1,605	CF Industries Holdings, Inc.	48,953
1,578	Chaparral Steel Co.	80,920
3,688	Chesapeake Corp.	64,761
585	Cleveland-Cliffs, Inc.	31,976
1,611	Coeur d’Alene Mines Corp.*	7,056
1,474	Compass Minerals International, Inc.	45,738
235	Deltic Timber Corp.	12,577

968	Eagle Materials, Inc.	$47,810
3,348	Ferro Corp.	71,346
1,847	Georgia Gulf Corp.	38,436
1,215	Gibraltar Industries, Inc.	29,804
2,836	Glatfelter	45,915
2,679	H.B. Fuller Co.	69,306
1,281	Headwaters, Inc.*	29,104
1,571	Hecla Mining Co.*	11,201
1,057	Innospec, Inc.	56,550
1,055	MacDermid, Inc.	36,598
1,072	Metal Management, Inc.	43,995
844	Minerals Technologies, Inc.	49,011
1,928	Myers Industries, Inc.	33,200
1,099	Neenah Paper, Inc.	37,509
3,178	OM Group, Inc.*	155,278
6,905	PolyOne Corp.*	50,614
1,400	Quanex Corp.	54,866
4,173	Rock-Tenn Co., Class A	136,541
1,264	Rockwood Holdings, Inc.*	33,496
187	Royal Gold, Inc.	6,023
414	RTI International Metals, Inc.*	33,845
2,238	Ryerson, Inc.	70,206
1,056	Schnitzer Steel Industries, Inc., Class A	40,656
1,763	Schulman (A), Inc.	36,811
1,201	Schweitzer-Mauduit International, Inc.	29,172
3,607	Sensient Technologies Corp.	89,021
1,490	Silgan Holdings, Inc.	69,777
1,900	Spartech Corp.	53,238
1,030	Stepan Co.	32,909
2,466	Stillwater Mining Co.*	31,959
436	Symyx Technologies, Inc.*	8,467
7,753	Terra Industries, Inc.*	110,325
1,049	Titanium Metals Corp.*	32,351
2,931	Wausau Paper Corp.	41,737
4,135	Wellman, Inc.	11,785
1,418	Westlake Chemical Corp.	47,049
1,657	Wheeling-Pittsburgh Corp.*	40,613
3,517	W.R. Grace & Co.*	76,319
		2,535,128
	Telecommunication Services—1.5%
1,815	@Road, Inc.*	13,467
59	Alaska Communications Systems Group, Inc.	953
3,357	Centennial Communications Corp.	25,748
1,055	Commonwealth Telephone Enterprises, Inc.	44,563
885	Crown Castle International Corp.*	31,117
1,072	CT Communications, Inc.	26,189
1,615	Dobson Communications Corp., Class A*	15,649
2,926	FairPoint Communications, Inc.	59,281
1,951	General Communication, Inc., Class A*	30,162
1,038	Golden Telecom, Inc.	53,748
828	InPhonic, Inc.*	11,493
2,640	Iowa Telecommunications Services, Inc.	53,064
18,137	Level 3 Communications, Inc.*	112,631
523	NeuStar, Inc., Class A*	16,155
857	NII Holdings, Inc.*	63,247
706	North Pittsburgh Systems, Inc.	16,640
3,105	Premiere Global Services, Inc.*	29,373
997	SureWest Communications	27,886
148	Syniverse Holdings, Inc.*	2,173
1,030	USA Mobility, Inc.	20,909

1,870	Wireless Facilities, Inc.*	$4,395
		658,843
	Utilities—1.7%
686	American States Water Co.	26,884
2,297	Aqua America, Inc.	51,016
706	California Water Service Group	28,071
1,023	Cascade Natural Gas Corp.	26,608
879	Central Vermont Public Service Corp.	22,010
1,215	CH Energy Group, Inc.	62,014
226	Connecticut Water Service, Inc.	5,465
3,028	El Paso Electric Co.*	73,580
2,141	Empire District Electric (The) Co.	50,977
641	ITC Holdings Corp.	27,884
1,631	Laclede Group (The), Inc.	52,975
1,213	MGE Energy, Inc.	41,460
1,826	Northwest Natural Gas Co.	74,300
1,538	NorthWestern Corp.	55,153
336	Ormat Technologies, Inc.	13,168
1,753	Otter Tail Corp.	56,674
640	SJW Corp.	25,504
1,443	South Jersey Industries, Inc.	47,677
		741,420
	Total Common Stocks (Cost $41,778,393)	43,686,063
	Money Market Fund—0.1%
42,596	AIM Liquid Asset Portfolio Private Class** (Cost $42,596)	42,596

	Total Investments (Cost $41,820,989)—98.5%	43,728,659
	Other assets less liabilities—1.5%	655,367
	Net Assets—100.0%	$44,384,026

*Non-income producing security.

**Affiliated investment.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $1,907,670 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,503,704 and aggregate gross unrealized depreciation of $596,034.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets

United States	$42,354,168	95.4%
Bermuda	750,960	1.7
France	120,003	0.3
Marshall Islands	145,953	0.3
Israel	69,588	0.2
Cayman Islands	100,279	0.2
Canada	23,283	0.1
Netherlands	36,586	0.1
Panama	39,763	0.1
Virgin Islands	50,701	0.1
Bahamas	15,057	0.0
Netherland Antilles	22,318	0.0
Total investments	43,728,659	98.5
Other assets less liabilities	655,367	1.5
Net Assets	$44,384,026	100.0%

Schedule of Investments

PowerShares FTSE RAFI Basic Materials Sector Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.8%
	Chemicals—56.7%
7,270	Air Products & Chemicals, Inc.	$542,778
1,905	Airgas, Inc.	79,286
1,772	Albemarle Corp.	138,181
3,874	Ashland, Inc.	269,437
2,843	Cabot Corp.	127,196
15,250	Celanese Corp., Series A	400,313
8,261	Chemtura Corp.	95,167
1,318	Cytec Industries, Inc.	76,734
44,911	Dow Chemical (The) Co.	1,865,602
43,768	E.I. du Pont de Nemours and Co.	2,169,141
5,140	Eastman Chemical Co.	300,998
5,102	Ecolab, Inc.	223,978
1,758	FMC Corp.	136,860
5,874	Hercules, Inc.*	115,189
3,168	International Flavors & Fragrances, Inc.	153,585
3,247	Lubrizol (The) Corp.	167,285
14,262	Lyondell Chemical Co.	450,964
10,084	Monsanto Co.	555,528
4,289	Mosaic (The) Co. *	85,437
5,285	NL Industries	57,184
3,419	Olin Corp.	57,576
7,700	PPG Industries, Inc.	510,433
7,261	Praxair, Inc.	457,879
7,851	Rohm & Haas Co.	408,723
6,980	RPM International, Inc.	162,145
3,028	Sigma-Aldrich Corp.	114,913
920	Tronox, Inc., Class B	13,119
3,944	Valhi, Inc.	107,592
4,071	Valspar (The) Corp.	114,721
		9,957,944
	Coal—1.9%
1,917	Arch Coal, Inc.	56,973
2,957	CONSOL Energy, Inc.	101,810
2,238	Massey Energy Co.	53,018
2,864	Peabody Energy Corp.	116,937
		328,738
	Forest Products & Paper—12.5%
4,891	Bowater, Inc.	133,867
30,953	International Paper Co.	1,043,116
13,591	Weyerhaeuser Co.	1,019,325
		2,196,308
	Household Products/Wares—1.6%
3,972	Avery Dennison Corp.	271,526

	Iron/Steel—8.7%
6,142	AK Steel Holding Corp.*	129,228

1,732	Allegheny Technologies, Inc.	$179,245
7,912	Nucor Corp.	510,640
1,881	Reliance Steel & Aluminum Co.	78,325
3,544	Steel Dynamics, Inc.	138,960
5,922	United States Steel Corp.	494,428
		1,530,826
	Metal Fabricate/Hardware—1.3%
4,664	Commercial Metals Co.	126,441
5,650	Worthington Industries, Inc.	108,367
		234,808
	Mining—17.1%
41,948	Alcoa, Inc.	1,354,920
3,864	Freeport-McMoRan Copper & Gold, Inc., Class B	222,219
7,314	Newmont Mining Corp.	329,861
5,152	Phelps Dodge Corp.	636,787
5,933	Southern Copper Corp.	370,813
7,062	USEC, Inc.*	95,761
		3,010,361
	Total Common Stocks (Cost $15,002,664)	17,530,511
	Money Market Fund—0.3%
58,961	AIM Liquid Asset Portfolio Private Class** (Cost $58,961)	58,961

	Total Investments (Cost $15,061,625)(a)—100.1%	17,589,472
	Liabilities in excess of other assets—(0.1%)	(17,515)
	Net Assets—100.0%	$17,571,957

* Non-income producing security.

** Affiliated investment.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $2,527,847 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,537,133 and aggregate gross unrealized depreciation of $9,286.

Schedule of Investments

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Agriculture—18.3%
21,737	Altria Group, Inc.	$1,899,595
6,674	Archer-Daniels-Midland Co.	213,568
2,289	Bunge Ltd. (Bermuda)	176,139
3,146	Loews Corp. - Carolina Group	215,627
3,751	Reynolds American, Inc.	241,940
711	Universal Corp.	34,363
1,662	UST, Inc.	95,465
		2,876,697
	Apparel—3.2%
648	Coach, Inc.*	29,717
309	Columbia Sportswear Co.*	20,036
1,536	Hanesbrands, Inc.*	39,291
1,599	Jones Apparel Group, Inc.	54,622
657	Kellwood Co.	21,550
1,023	Liz Claiborne, Inc.	45,421
1,564	Nike, Inc., Class B	154,538
510	Polo Ralph Lauren Corp.	41,846
1,264	VF Corp.	95,899
		502,920
	Auto Manufacturers—21.0%
153,455	Ford Motor Co.	1,247,589
62,835	General Motors Corp.	2,063,502
		3,311,091
	Auto Parts & Equipment—6.7%
1,797	American Axle & Manufacturing Holdings, Inc.	37,342
3,156	ArvinMeritor, Inc.	60,753
999	Autoliv, Inc.	60,280
573	BorgWarner, Inc.	39,273
1,950	Cooper Tire & Rubber Co.	31,181
7,174	Goodyear Tire & Rubber (The) Co.*	177,126
2,328	Johnson Controls, Inc.	215,247
4,237	Lear Corp.	143,465
1,269	Tenneco, Inc.*	29,504
3,963	TRW Automotive Holdings Corp.*	103,632
18,918	Visteon Corp.*	151,344
		1,049,147
	Beverages—11.9%
5,694	Anheuser-Busch Cos., Inc.	290,223
169	Brown-Forman Corp., Class A	11,632

372	Brown-Forman Corp., Class B	$24,399
14,350	Coca-Cola (The) Co.	687,079
7,766	Coca-Cola Enterprises, Inc.	159,358
1,986	Constellation Brands, Inc., Class A*	49,134
426	Molson Coors Brewing Co., Class B	34,421
2,535	Pepsi Bottling Group, Inc.	80,182
1,337	PepsiAmericas, Inc.	29,481
7,839	PepsiCo, Inc.	511,416
		1,877,325
	Cosmetics/Personal Care—7.9%
553	Alberto-Culver Co.	12,647
2,659	Avon Products, Inc.	91,443
2,739	Colgate-Palmolive Co.	187,074
1,437	Estee Lauder (The) Cos., Inc., Class A	68,258
13,719	Procter & Gamble (The) Co.	889,951
		1,249,373
	Distribution/Wholesale—0.6%
2,067	Genuine Parts Co.	98,224

	Electrical Components & Equipment—0.2%
426	Energizer Holdings, Inc.*	36,308

	Electronics—0.1%
447	Garmin Ltd. (Cayman Islands)	22,448

	Food—16.0%
3,525	Campbell Soup Co.	135,642
972	Chiquita Brands International, Inc.	15,426
10,732	ConAgra Foods, Inc.	275,920
903	Corn Products International, Inc.	30,928
1,981	Dean Foods Co.*	87,659
2,605	Del Monte Foods Co.	29,853
1,177	Fresh Del Monte Produce, Inc. (Cayman Islands)	18,126
3,681	General Mills, Inc.	210,700
1,198	Hershey (The) Co.	61,146
4,114	HJ Heinz Co.	193,852
1,305	Hormel Foods Corp.	49,460
616	JM Smucker (The) Co.	29,254
3,064	Kellogg Co.	150,963
17,995	Kraft Foods, Inc., Class A	628,384
993	McCormick & Co., Inc.	38,767
1,173	Pilgrim’s Pride Corp.	37,149
12,280	Sara Lee Corp.	210,602
2,469	Smithfield Foods, Inc.*	64,836
10,960	Tyson Foods, Inc., Class A	194,540
1,200	Wm. Wrigley Jr. Co.	61,824
		2,525,031
	Hand/Machine Tools—0.8%
453	Black & Decker Corp.	39,538
693	Snap-On, Inc.	33,410

790	Stanley Works (The)	$45,235
		118,183
	Home Builders—4.4%
453	Beazer Homes USA, Inc.	19,710
1,209	Centex Corp.	64,911
3,174	DR Horton, Inc.	92,236
1,044	Hovnanian Enterprises, Inc., Class A*	34,755
879	KB Home	47,659
2,412	Lennar Corp., Class A	131,166
624	MDC Holdings, Inc.	36,360
360	Meritage Homes Corp.*	16,002
51	NVR, Inc.*	35,319
2,557	Pulte Homes, Inc.	87,807
453	Ryland Group, Inc.	25,450
870	Standard-Pacific Corp.	23,873
1,882	Toll Brothers, Inc.*	63,668
673	WCI Communities, Inc.*	14,570
		693,486
	Home Furnishings—1.0%
744	Furniture Brands International, Inc.	12,402
195	Harman International Industries, Inc.	18,441
1,131	La-Z-Boy, Inc.	14,567
1,179	Whirlpool Corp.	107,797
		153,207
	Household Products/Wares—2.5%
1,026	Clorox Co.	67,121
4,054	Kimberly-Clark Corp.	281,347
405	Scotts Miracle-Gro (The) Co., Class A	21,696
858	Spectrum Brands, Inc.*	10,382
813	Tupperware Brands Corp.	18,967
		399,513
	Housewares—0.7%
3,429	Newell Rubbermaid, Inc.	101,293
	Leisure Time—0.8%
1,095	Brunswick Corp.	37,350
1,329	Harley-Davidson, Inc.	90,731
		128,081
	Machinery-Diversified—0.1%
609	Briggs & Stratton Corp.	18,051
	Miscellaneous Manufacturing—1.2%
5,298	Eastman Kodak Co.	137,006

2,345	Leggett & Platt, Inc.	$56,843
		193,849
	Office Furnishings—0.4%
324	HNI Corp.	15,727
2,091	Steelcase, Inc., Class A	40,963
		56,690
	Pharmaceuticals—0.3%
786	NBTY, Inc.*	40,754
	Retail—0.1%
1,185	Sally Beauty Holdings, Inc.*	10,428
	Software—0.5%
1,536	Activision, Inc.*	26,158
1,110	Electronic Arts, Inc.*	55,500
		81,658
	Textiles—0.6%
1,017	Cintas Corp.	41,850
692	Mohawk Industries, Inc.*	57,034
		98,884
	Toys/Games/Hobbies—0.8%
1,488	Hasbro, Inc.	42,259
3,492	Mattel, Inc.	85,065
		127,324
	Total Common Stocks (Cost $14,758,015)	15,769,965
	Money Market Fund—0.1%
18,623	AIM Liquid Asset Portfolio Private Class** (Cost $18,623)	18,623

	Total Investments (Cost $14,776,638)(a)—100.2%	15,788,588
	Liabilities in excess of other assets—(0.2%)	(23,665)
	Net Assets—100.0%	$15,764,923

*Non-income producing security.

** Affiliated investment.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $1,011,950 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,147,044 and aggregate gross unrealized depreciation of $135,094.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets

United States	$15,571,875	98.8%
Bermuda	176,139	1.1
Cayman Islands	40,574	0.3
Total investments	15,788,588	100.2
Liabilities in excess of other assets	(23,665)	(0.2)
Net Assets	$15,764,923	100.0%

Schedule of Investments

PowerShares FTSE RAFI Consumer Services Sector Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.2%
	Advertising—1.3%
144	Getty Images, Inc.*	$7,091
3,186	Interpublic Group of Cos., Inc.*	41,928
248	Lamar Advertising Co., Class A*	16,437
755	Omnicom Group, Inc.	79,426
		144,882
	Airlines—2.4%
554	Alaska Air Group, Inc.*	23,739
3,148	AMR Corp.*	116,633
1,676	Continental Airlines, Inc., Class B*	69,537
913	JetBlue Airways Corp.*	12,490
3,368	Southwest Airlines Co.	50,857
		273,256
	Commercial Services—3.3%
473	Adesa, Inc.	13,726
285	Apollo Group, Inc., Class A*	12,369
901	Avis Budget Group, Inc.	22,939
314	Career Education Corp.*	9,002
351	Dollar Thrifty Automotive Group*	16,543
1,981	H&R Block, Inc.	48,733
2,890	McKesson Corp.	161,118
908	Rent-A-Center, Inc.*	26,750
3,034	Service Corp. International	32,312
2,474	ServiceMaster (The) Co.	32,286
		375,778
	Entertainment—1.6%
1,356	DreamWorks Animation SKG, Inc., Class A*	38,212
795	International Game Technology	34,551
4,083	Regal Entertainment Group, Class A	91,868
1,232	Six Flags, Inc.*	7,084
626	Warner Music Group Corp.	13,421
		185,136
	Food—8.0%
813	Great Atlantic & Pacific Tea Co.	23,471
11,713	Kroger (The) Co.	299,854
631	Performance Food Group Co.*	18,715
523	Ruddick Corp.	14,539
7,277	Safeway, Inc.	262,191
3,731	Supervalu, Inc.	141,704
3,764	Sysco Corp.	130,046

280	Weis Markets, Inc.	$12,118
307	Whole Foods Market, Inc.	13,259
		915,897
	Household Products/Wares—0.1%
667	American Greetings Corp., Class A	16,021
	Internet—2.5%
591	Amazon.Com, Inc.*	22,263
2,210	eBay, Inc.*	71,582
2,197	IAC/InterActiveCorp*	84,365
4,313	Liberty Media Corp. - Interactive*	105,107
		283,317
	Leisure Time—2.0%
2,546	Carnival Corp. (Panama)	131,272
1,260	Royal Caribbean Cruises Ltd. (Liberia)	56,612
1,352	Sabre Holdings Corp., Class A	43,683
		231,567
	Lodging—3.5%
245	Boyd Gaming Corp.	11,655
497	Harrah’s Entertainment, Inc.	41,987
1,452	Hilton Hotels Corp.	51,386
603	Las Vegas Sands Corp.*	62,754
1,227	Marriott International, Inc., Class A	59,068
889	MGM Mirage*	62,203
927	Starwood Hotels & Resorts Worldwide, Inc.	58,012
1,807	Wyndham Worldwide Corp.*	56,378
		403,443
	Media—27.8%
845	Belo Corp., Series A	15,818
759	Cablevision Systems Corp., Class A	22,990
7,151	CBS Corp., Class B	222,897
27,102	Charter Communications, Inc., Class A*	94,857
2,843	Clear Channel Communications, Inc.	103,258
8,333	Comcast Corp., Class A*	369,319
4,402	Comcast Corp., Special Class A*	191,311
4,228	DIRECTV Group (The), Inc.*	103,121
440	Dow Jones & Co., Inc.	16,592
739	EchoStar Communications Corp., Class A*	29,811
483	EW Scripps Co., Class A	23,585
1,652	Gannett Co., Inc.	96,047
571	Hearst-Argyle Television, Inc.	14,915
1,400	Idearc, Inc.*	45,388
327	Lee Enterprises, Inc.	10,866
749	Liberty Global, Inc., Class A*	22,515
745	Liberty Global, Inc., Series C*	21,031
899	Liberty Media Corp. – Capital, Series A*	91,968
519	McClatchy Co., Class A	20,075
1,050	McGraw-Hill (The) Cos., Inc.	70,434

192	Meredith Corp.	$11,320
1,129	New York Times (The) Co., Class A	26,069
8,859	News Corp., Class A	205,972
3,957	News Corp., Class B	96,749
729	Reader’s Digest Association (The), Inc.	12,313
523	Scholastic Corp.*	18,488
1,069	Sun-Times Media Group, Inc., Class A	4,746
26,544	Time Warner, Inc.	580,516
1,954	Tribune Co.	59,675
859	Univision Communications, Inc., Class A*	30,675
2,822	Viacom, Inc., Class B*	114,771
10,916	Walt Disney (The) Co.	383,915
38	Washington Post (The) Co., Class B	28,983
		3,160,990
	Pharmaceuticals—2.8%
2,437	AmerisourceBergen Corp.	127,650
2,473	Cardinal Health, Inc.	176,622
320	Omnicare, Inc.	12,861
		317,133
	Retail—44.5%
218	Abercrombie & Fitch Co., Class A	17,340
445	Advance Auto Parts, Inc.	16,888
540	American Eagle Outfitters, Inc.	17,485
344	AnnTaylor Stores Corp.*	11,868
1,092	Asbury Automotive Group, Inc.	26,710
3,420	AutoNation, Inc.*	76,779
320	AutoZone, Inc.*	40,202
649	Barnes & Noble, Inc.	25,266
867	Bed Bath & Beyond, Inc.*	36,579
1,600	Best Buy Co., Inc.	80,640
1,590	Big Lots, Inc.*	41,229
675	BJ’s Wholesale Club, Inc.*	20,615
12,961	Blockbuster, Inc., Class A*	84,117
7,799	Blockbuster, Inc., Class B*	47,262
631	Borders Group, Inc.	13,238
975	Brinker International, Inc.	30,761
447	CarMax, Inc.*	25,671
184	CBRL Group, Inc.	8,628
947	Charming Shoppes, Inc.*	12,425
1,402	Circuit City Stores, Inc.	28,615
2,800	Costco Wholesale Corp.	157,303
4,332	CVS Corp.	145,772
567	Darden Restaurants, Inc.	22,192
1,258	Dillard’s, Inc., Class A	43,200
1,784	Dollar General Corp.	30,221
622	Dollar Tree Stores, Inc.*	19,568
939	Family Dollar Stores, Inc.	30,424
2,700	Federated Department Stores, Inc.	112,023
1,023	Foot Locker, Inc.	22,956
4,668	Gap (The), Inc.	89,486
463	Group 1 Automotive, Inc.	24,539
8,629	Home Depot, Inc.	351,544

322	Jack in the Box, Inc.*	$19,896
1,928	J. C. Penney Co., Inc.	156,631
1,446	Kohl’s Corp.*	102,536
393	Longs Drug Stores Corp.	16,899
4,784	Lowe’s Cos., Inc.	161,268
3,096	Ltd Brands, Inc.	86,502
5,498	McDonald’s Corp.	243,835
815	Nordstrom, Inc.	45,404
1,649	Office Depot, Inc.*	61,656
1,520	OfficeMax, Inc.	73,401
338	O’Reilly Automotive, Inc.*	11,800
379	OSI Restaurant Partners, Inc.	14,967
212	Pantry (The), Inc.*	10,348
745	Payless Shoesource, Inc.*	25,293
739	PEP Boys-Manny Moe & Jack	11,314
475	PetSmart, Inc.	14,507
1,128	Pier 1 Imports, Inc.*	7,637
1,448	RadioShack Corp.	32,001
11,801	Rite Aid Corp.*	72,694
603	Ross Stores, Inc.	19,531
1,754	Saks, Inc.	32,905
566	Sally Beauty Holdings, Inc*	4,981
1,036	Sears Holdings Corp.*	183,008
819	Sonic Automotive, Inc., Class A	25,676
2,968	Staples, Inc.	76,337
987	Starbucks Corp.*	34,486
455	Talbots (The), Inc.	10,738
4,230	Target Corp.	259,552
509	Tiffany & Co.	19,983
1,469	Tim Hortons, Inc.	45,539
2,229	TJX Cos., Inc.	65,912
1,097	United Auto Group, Inc.	26,295
3,409	Walgreen Co.	154,428
23,807	Wal-Mart Stores, Inc.	1,135,355
435	Wendy’s International, Inc.	14,773
435	Williams-Sonoma, Inc.	15,225
833	Yum! Brands, Inc.	49,988
559	Zale Corp.*	15,384
		5,070,231
	Software—0.1%
132	Dun & Bradstreet (The) Corp.	11,220

	Transportation—0.2%
649	Laidlaw International, Inc.	19,282

	Trucking & Leasing—0.1%
143	AMERCO, Inc.	11,982
	Total Common Stocks (Cost $10,035,946)	11,420,135

	Money Market Fund—0.2%
19,196	AIM Liquid Asset Portfolio Private Class** (Cost $19,196)	$19,196

	Total Investments (Cost $10,055,142)(a)—100.4%	11,439,331
	Liabilities in excess other assets—(0.4%)	(44,484)
	Net Assets—100.0%	$11,394,847

*Non-income producing security.

** Affiliated investment.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $1,384,189 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,459,247 and aggregate gross unrealized depreciation of $75,058.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets

United States	$11,251,447	98.7%
Panama	131,272	1.2
Liberia	56,612	0.5
Total investments	11,439,331	100.4
Liabilities in excess other assets	(44,484)	(0.4)
Net Assets	$11,394,847	100.0%

Schedule of Investments

PowerShares FTSE RAFI Energy Sector Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.1%
	Electric—4.0%
128,196	Dynegy, Inc., Class A*	$903,782
6,267	OGE Energy Corp.	242,658
		1,146,440
	Oil & Gas—79.5%
13,498	Anadarko Petroleum Corp.	590,538
8,994	Apache Corp.	656,292
6,703	Chesapeake Energy Corp.	198,476
59,072	Chevron Corp.	4,305,167
40,784	ConocoPhillips	2,708,465
14,019	Devon Energy Corp.	982,592
1,363	Diamond Offshore Drilling, Inc.	115,092
2,005	ENSCO International, Inc.	101,994
3,868	EOG Resources, Inc.	267,395
76,808	Exxon Mobil Corp.	5,691,472
3,596	Forest Oil Corp.*	114,784
1,169	Giant Industries, Inc.*	87,523
2,755	GlobalSantaFe Corp. (Cayman Islands)	159,818
1,887	Helmerich & Payne, Inc.	50,628
11,379	Hess Corp.	614,352
1,261	Houston Exploration Co.*	65,976
14,837	Marathon Oil Corp.	1,340,375
5,879	Murphy Oil Corp.	292,245
6,647	Nabors Industries Ltd. (Bermuda)*	201,271
5,002	Newfield Exploration Co.*	214,136
2,076	Noble Corp. (Cayman Islands)	155,596
2,521	Noble Energy, Inc.	134,647
19,803	Occidental Petroleum Corp.	918,067
3,124	Pioneer Natural Resources Co.	128,084
2,453	Pogo Producing Co.	121,546
3,901	Pride International, Inc.*	112,388
1,702	Stone Energy Corp.*	57,851
4,534	Sunoco, Inc.	286,231
4,384	Tesoro Corp.	361,198
3,075	Transocean, Inc. (Cayman Islands)*	237,913
19,608	Valero Energy Corp.	1,064,322
5,300	XTO Energy, Inc.	267,491
		22,603,925
	Oil & Gas Services—9.2%
4,657	Baker Hughes, Inc.	321,473
4,021	BJ Services Co.	111,221
2,629	Cameron International Corp.*	138,023
1,507	FMC Technologies, Inc.*	93,329
16,456	Halliburton Co.	486,110

4,143	Hanover Compressor Co.*	$80,167
1,447	National Oilwell Varco, Inc.*	87,746
13,569	Schlumberger Ltd. (Netherlands)	861,495
4,324	Smith International, Inc.	171,576
1,515	Tidewater, Inc.	78,129
4,446	Weatherford International Ltd. (Bermuda)*	179,529
		2,608,798
	Pipelines—7.4%
70,024	El Paso Corp.	1,086,773
2,358	Kinder Morgan, Inc.	249,948
28,784	Williams Cos., Inc.	776,880
		2,113,601
	Total Common Stocks (Cost $25,385,617)	28,472,764
	Money Market Fund—0.1%
20,668	AIM Liquid Asset Portfolio Private Class** (Cost $20,668)	20,668
	Total Investments (Cost $25,406,285)(a)—100.2%	28,493,432
	Liabilities in excess of other assets—(0.2%)	(59,899)
	Net Assets—100.0%	$28,433,533

*Non-income producing security.

** Affiliated investment.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $3,087,147 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $3,129,109 and aggregate gross unrealized depreciation of $41,962.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets

United States	$26,697,810	94.0%
Netherlands	861,495	3.0
Cayman Islands	553,327	1.9
Bermuda	380,800	1.3
Total investments	28,493,432	100.2
Liabilities in excess of other assts	(59,899)	(0.2)
Net Assets	$28,433,533	100.0%

Schedule of Investments

PowerShares FTSE RAFI Financials Sector Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Banks—26.1%
378	Associated Banc-Corp	$12,897
272	BancorpSouth, Inc.	6,890
13,202	Bank of America Corp.	694,161
118	Bank of Hawaii Corp.	6,177
2,103	Bank of New York (The) Co., Inc.	84,141
1,941	BB&T Corp.	82,027
138	BOK Financial Corp.	7,337
1,061	Capital One Financial Corp.	85,304
108	City National Corp.	7,768
372	Colonial BancGroup (The), Inc.	9,129
656	Comerica, Inc.	38,901
345	Commerce Bancorp, Inc.	11,654
168	Commerce Bancshares, Inc.	8,252
377	Compass Bancshares, Inc.	22,959
134	Cullen/Frost Bankers, Inc.	7,173
1,887	Fifth Third Bancorp	75,291
480	First Horizon National Corp.	20,928
307	FirstMerit Corp.	6,914
251	Fremont General Corp.	3,414
505	Fulton Financial Corp.	8,080
774	Huntington Bancshares, Inc.	18,019
1,500	Keycorp	57,255
271	M&T Bank Corp.	32,875
651	Marshall & Ilsley Corp.	30,636
1,069	Mellon Financial Corp.	45,689
333	Mercantile Bankshares Corp.	15,688
3,098	National City Corp.	117,259
443	Northern Trust Corp.	26,912
936	PNC Financial Services Group, Inc.	69,049
1,087	Popular, Inc.	19,849
2,368	Regions Financial Corp.	85,864
392	Sky Financial Group, Inc.	11,113
240	South Financial Group (The), Inc.	6,202
592	State Street Corp.	42,062
1,186	SunTrust Banks, Inc.	98,557
820	Synovus Financial Corp.	26,183
398	TCF Financial Corp.	10,101
792	TD Banknorth, Inc.	25,542
389	UnionBanCal Corp.	25,137
5,614	US Bancorp	199,858
335	Valley National Bancorp	8,579
5,252	Wachovia Corp.	296,738
184	Webster Financial Corp.	9,167
9,249	Wells Fargo & Co.	332,224
176	Whitney Holding Corp.	5,569
184	Wilmington Trust Corp.	7,715
248	Zions Bancorp	21,035
		2,844,274

	Commercial Services—0.1%
180	Equifax, Inc.	$7,475
112	Moody’s Corp.	8,015
		15,490
	Diversified Financial Services—31.3%
50	Affiliated Managers Group, Inc.*	5,570
281	AG Edwards, Inc.	18,605
1,854	American Express Co.	107,940
391	AmeriCredit Corp.*	10,612
1,200	Ameriprise Financial, Inc.	70,752
412	Bear Stearns (The) Cos., Inc.	67,918
175	BlackRock, Inc.	29,358
1,608	Charles Schwab (The) Corp.	30,423
15	Chicago Mercantile Exchange Holdings, Inc.	8,450
720	CIT Group, Inc.	42,451
16,244	Citigroup, Inc.	895,531
2,327	Countrywide Financial Corp.	101,178
837	Doral Financial Corp.	2,168
3,320	Fannie Mae	187,680
145	Federated Investors, Inc., Class B	5,120
333	Franklin Resources, Inc.	39,664
2,921	Freddie Mac	189,661
969	Friedman Billings Ramsey Group, Inc., Class A	7,616
1,005	Goldman Sachs Group, Inc.	213,220
231	IndyMac Bancorp, Inc.	8,984
501	Janus Capital Group, Inc.*	10,260
215	Jefferies Group, Inc.	6,334
13,157	JPMorgan Chase & Co.	670,085
109	Legg Mason, Inc.	11,429
1,169	Lehman Brothers Holdings, Inc.	96,139
2,119	Merrill Lynch & Co., Inc.	198,253
3,382	Morgan Stanley	279,995
131	Nuveen Investments, Inc., Class A	6,485
262	Raymond James Financial, Inc.	8,363
574	SLM Corp.	26,381
43	Student Loan Corp.	8,622
347	T. Rowe Price Group, Inc.	16,653
385	TD Ameritrade Holding Corp.	6,811
532	Thornburg Mortgage, Inc.	14,311
		3,403,022
	Forest Products & Paper—0.2%
616	Plum Creek Timber Co., Inc.	24,794

	Insurance—28.6%
824	ACE Ltd. (Cayman Islands)	47,611
905	AFLAC, Inc.	43,087
20	Alleghany Corp.*	7,170
2,292	Allstate (The) Corp.	137,887
285	AMBAC Financial Group, Inc.	25,109
681	American Financial Group, Inc.	24,053
5,476	American International Group, Inc.	374,831
131	American National Insurance	16,040
950	AON Corp.	34,067
646	Arch Capital Group Ltd. (Bermuda)*	41,725
239	Arthur J. Gallagher & Co.	6,852
402	Assurant, Inc.	22,343
383	Axis Capital Holdings Ltd. (Bermuda)	12,620
145	Berkshire Hathaway, Inc., Class B*	531,765

1,350	Chubb Corp.	$70,254
469	Cincinnati Financial Corp.	20,983
1,357	CNA Financial Corp.*	55,162
303	Commerce Group, Inc.	9,145
971	Conseco, Inc.*	19,274
221	Endurance Specialty Holdings Ltd. (Bermuda)	7,514
138	Erie Indemnity Co., Class A	7,627
154	Everest Re Group Ltd. (Bermuda)	14,414
6,148	Fidelity National Title Group, Inc.	145,954
397	First American Corp.	16,825
3,593	Genworth Financial, Inc., Class A	125,396
179	Hanover Insurance (The) Group, Inc.	8,601
1,053	Hartford Financial Services Group (The), Inc.	99,940
177	HCC Insurance Holdings, Inc.	5,528
114	LandAmerica Financial Group, Inc.	7,189
1,008	Lincoln National Corp.	67,677
2,241	Loews Corp.	97,394
28	Markel Corp.*	13,583
2,427	Marsh & McLennan Cos., Inc.	71,597
494	MBIA, Inc.	35,484
176	Mercury General Corp.	9,180
2,724	MetLife, Inc.	169,215
240	MGIC Investment Corp.	14,813
499	Montpelier Re Holdings Ltd. (Bermuda)	8,698
483	Nationwide Financial Services, Class A	26,396
451	Odyssey Re Holdings Corp.	17,792
178	Ohio Casualty Corp.	5,258
1,037	Old Republic International Corp.	23,125
232	PartnerRe Ltd. (Bermuda)	15,776
665	Phoenix (The) Cos., Inc.	9,995
246	PMI Group (The), Inc.	11,764
717	Principal Financial Group, Inc.	44,174
1,147	Progressive (The) Corp.	26,599
231	Protective Life Corp.	11,303
1,195	Prudential Financial, Inc.	106,510
232	Radian Group, Inc.	13,971
255	Reinsurance Group of America, Inc.	14,828
238	RenaissanceRe Holdings Ltd. (Bermuda)	12,678
433	Safeco Corp.	27,716
2,332	St. Paul Travelers (The) Cos., Inc.	118,582
140	Stancorp Financial Group, Inc.	6,699
306	Torchmark Corp.	19,887
190	Transatlantic Holdings, Inc.	11,930
324	Unitrin, Inc.	16,592
2,804	UnumProvident Corp.	61,688
20	Wesco Financial Corp.	9,676
23	White Mountains Insurance Group Ltd. (Bermuda)	13,333
302	Willis Group Holdings Ltd. (Bermuda)	12,340
262	WR Berkley Corp.	8,670
582	XL Capital Ltd., Class A (Cayman Islands)	40,158
		3,114,047
	Investment Companies—0.4%
612	Allied Capital Corp.	17,662
402	American Capital Strategies Ltd.	19,558
321	Tri-Continental Corp.	7,296
		44,516
	Real Estate—0.4%
289	CB Richard Ellis Group, Inc., Class A*	10,869

993	Realogy Corp.*	$29,691
		40,560
	REITS—9.9%
255	AMB Property Corp.	15,517
1,686	Annaly Capital Management, Inc.	23,233
461	Apartment Investment & Management Co., Class A	28,872
674	Archstone-Smith Trust	42,604
169	AvalonBay Communities, Inc.	25,073
304	Boston Properties, Inc.	38,331
258	Brandywine Realty Trust	8,994
130	BRE Properties, Inc., Class A	9,023
158	Camden Property Trust	12,387
194	CBL & Associates Properties, Inc.	9,104
135	Colonial Properties Trust	6,635
796	Crescent Real Estate EQT Co.	15,968
272	Developers Diversified Realty Corp.	18,257
565	Duke Realty Corp.	24,928
117	Equity Lifestyle Properties, Inc.	6,462
1,812	Equity Office Properties Trust	100,657
891	Equity Residential	50,145
113	Federal Realty Investment Trust	10,556
287	First Industrial Realty Trust, Inc.	13,564
333	Franklin Street Properties Corp.	6,843
398	General Growth Properties, Inc.	24,485
219	Glimcher Realty Trust	6,189
823	Health Care Property Investors, Inc.	33,949
261	Health Care REIT, Inc.	12,217
144	Healthcare Realty Trust, Inc.	6,103
351	Highwoods Properties, Inc.	15,339
182	Home Properties, Inc.	11,701
387	Hospitality Properties Trust	18,886
1,263	Host Hotels & Resorts, Inc.	33,432
1,231	HRPT Properties Trust	16,028
954	IMPAC Mortgage Holdings, Inc.	8,223
852	iStar Financial, Inc.	42,728
558	Kimco Realty Corp.	27,677
324	KKR Financial Corp.	8,767
334	Liberty Property Trust	17,281
155	Macerich (The) Co.	14,807
336	Mack-Cali Realty Corp.	18,695
185	Mills (The) Corp.	4,005
412	Nationwide Health Properties, Inc.	13,728
243	New Century Financial Corp.	7,356
571	New Plan Excel Realty Trust	16,628
180	Post Properties, Inc.	8,730
277	Potlatch Corp.	13,077
457	Prologis	29,705
330	Public Storage, Inc.	35,891
202	Rayonier, Inc.	8,726
358	Realty Income Corp.	10,303
181	Redwood Trust, Inc.	11,504
169	Regency Centers Corp.	14,720
421	Senior Housing Properties Trust	10,954
222	Simon Property Group, Inc.	25,395
115	SL Green Realty Corp.	16,857
366	United Dominion Realty Trust, Inc.	12,001
304	Vornado Realty Trust	37,194

257	Weingarten Realty Investors	$12,724
		1,073,158
	Savings & Loans—2.6%
309	Astoria Financial Corp.	9,143
92	Downey Financial Corp.	6,582
1,348	Hudson City Bancorp, Inc.	18,562
1,147	New York Community Bancorp, Inc.	19,373
196	People’s Bank	8,818
1,413	Sovereign Bancorp, Inc.	34,830
354	Washington Federal, Inc.	8,209
3,982	Washington Mutual, Inc.	177,558
		283,075
	Software—0.4%
878	Fidelity National Information Services, Inc.	37,332
204	MoneyGram International, Inc.	6,118
		43,450

	Total Investments (Cost $10,089,272) (a)—100.0%	10,886,386
	Liabilities in excess of other assets—(0.0%)	(1,772)
	Net Assets—100.0%	$10,884,614

* Non-income producing security.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $797,114 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $829,892 and aggregate gross unrealized depreciation of $32,778.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets

United States	$10,659,519	97.9%
Bermuda	139,098	1.3
Cayman Islands	87,769	0.8
Total investments	10,886,386	100.0
Liabilities in excess of other assets	(1,772)	(0.0)
Net Assets	$10,884,614	100.0%

Schedule of Investments

PowerShares FTSE RAFI Health Care Sector Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.0%
	Biotechnology—5.9%
10,001	Amgen, Inc.*	$703,770
3,430	Biogen Idec, Inc.*	165,806
849	Charles River Laboratories International, Inc.*	38,205
3,793	Genentech, Inc.*	331,394
2,001	Genzyme Corp.*	131,526
750	Invitrogen Corp.*	45,923
1,602	Medimmune, Inc.*	55,525
4,426	Millennium Pharmaceuticals, Inc.*	49,129
		1,521,278
	Distribution/Wholesale—0.2%
1,663	Owens & Minor, Inc.	55,627

	Electronics—1.9%
2,549	Applera Corp. - Applied Biosystems Group	88,603
8,379	Thermo Fisher Scientific, Inc.*	400,935
		489,538
	Healthcare-Products—21.8%
2,095	Alcon, Inc. (Switzerland)	246,707
1,103	Bausch & Lomb, Inc.	61,415
10,128	Baxter International, Inc.	502,957
1,223	Beckman Coulter, Inc.	78,908
3,149	Becton Dickinson & Co.	242,284
2,087	Biomet, Inc.	88,405
14,741	Boston Scientific Corp.*	271,971
1,034	CR Bard, Inc.	85,326
1,326	Dade Behring Holdings, Inc.	55,798
1,829	Dentsply International, Inc.	56,406
1,594	Henry Schein, Inc.*	80,927
1,514	Hillenbrand Industries, Inc.	86,313
40,302	Johnson & Johnson	2,692,175
9,463	Medtronic, Inc.	505,798
1,597	Patterson Cos., Inc.*	60,063
2,698	St. Jude Medical, Inc.*	115,366
3,037	Stryker Corp.	188,112
707	Varian Medical Systems, Inc.*	32,614
2,573	Zimmer Holdings, Inc.*	216,698
		5,668,243
	Healthcare-Services—14.2%
7,490	Aetna, Inc.	315,778
1,680	Apria Healthcare Group, Inc.*	46,654

2,185	Community Health Systems, Inc.*	$78,114
1,466	Coventry Health Care, Inc.*	75,572
1,111	DaVita, Inc.*	60,661
4,469	Health Management Associates, Inc., Class A	86,922
3,596	Health Net, Inc.*	175,161
4,101	Humana, Inc.*	227,606
2,780	Kindred Healthcare, Inc.*	79,786
1,364	Laboratory Corp. of America Holdings*	100,172
1,845	LifePoint Hospitals, Inc.*	62,693
1,542	Lincare Holdings, Inc.*	60,678
1,403	Magellan Health Services, Inc.*	57,256
1,351	Manor Care, Inc.	71,927
2,342	Quest Diagnostics, Inc.	122,908
42,549	Tenet Healthcare Corp.*	300,396
2,712	Triad Hospitals, Inc.*	115,260
12,859	UnitedHealth Group, Inc.	672,011
1,433	Universal Health Services, Inc., Class B	83,014
11,579	WellPoint, Inc.*	907,562
		3,700,131
	Insurance—1.2%
2,446	CIGNA Corp.	323,850

	Pharmaceuticals—54.8%
26,836	Abbott Laboratories	1,422,308
857	Allergan, Inc.	100,020
876	Barr Pharmaceuticals, Inc.*	46,884
60,641	Bristol-Myers Squibb Co.	1,745,854
4,339	Caremark Rx, Inc.	265,807
17,997	Eli Lilly & Co.	973,998
1,950	Express Scripts, Inc.*	135,564
3,050	Forest Laboratories, Inc.*	171,136
1,893	Gilead Sciences, Inc.*	121,758
3,297	Hospira, Inc.*	121,264
4,683	King Pharmaceuticals, Inc.*	83,638
9,107	Medco Health Solutions, Inc.*	539,225
67,342	Merck & Co., Inc.	3,013,555
3,000	Mylan Laboratories, Inc.	66,420
133,973	Pfizer, Inc.	3,515,452
33,502	Schering-Plough Corp.	837,550
2,661	Watson Pharmaceuticals, Inc.*	72,432
20,250	Wyeth	1,000,553
		14,233,418
	Total Common Stocks (Cost $25,070,793)	25,992,085
	Money Market Fund—0.1%
19,476	AIM Liquid Asset Portfolio Private Class** (Cost $19,476)	19,476

Total Investments (Cost $25,090,269)(a)—100.1%	$26,011,561
Liabilities in excess of other assets—(0.1%)	(19,153)
Net Assets—100.0%	$25,992,408

* Non-income producing security.

** Affiliated investment.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $921,292 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,414,614 and aggregate gross unrealized depreciation of $493,322.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets

United States	$25,764,854	$99.1%
Switzerland	246,707	1.0
Total investments	26,011,561	100.1
Liabilities in excess of other assets	(19,153)	(0.1)
Net Assets	$25,992,408	100.0%

Schedule of Investments

PowerShares FTSE RAFI Industrials Sector Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.4%
	Aerospace/Defense—15.1%
620	Alliant Techsystems, Inc.*	$50,220
13,111	Boeing Co.	1,174,220
6,424	General Dynamics Corp.	502,036
2,760	Goodrich Corp.	135,295
1,933	L-3 Communications Holdings, Inc.	159,163
7,062	Lockheed Martin Corp.	686,356
9,057	Northrop Grumman Corp.	642,504
11,191	Raytheon Co.	580,813
1,481	Rockwell Collins, Inc.	101,019
14,236	United Technologies Corp.	968,333
		4,999,959
	Auto Manufacturers—1.2%
687	Oshkosh Truck Corp.	36,274
5,219	Paccar, Inc.	348,994
		385,268
	Building Materials—2.7%
6,286	American Standard Cos., Inc.	310,466
694	Florida Rock Industries, Inc.	34,318
1,681	Lennox International, Inc.	51,002
553	Martin Marietta Materials, Inc.	63,827
9,798	Masco Corp.	313,438
651	Texas Industries, Inc.	47,796
1,380	USG Corp.*	73,968
		894,815
	Chemicals—0.6%
2,900	Sherwin-Williams (The) Co.	200,390

	Commercial Services—5.5%
9,023	Accenture Ltd., Class A (Bermuda)	340,617
921	Alliance Data Systems Corp.*	62,564
5,762	BearingPoint, Inc.*	46,154
881	ChoicePoint, Inc.*	33,910
4,386	Convergys Corp.*	114,211
2,172	Deluxe Corp.	64,986
4,234	Hewitt Associates, Inc., Class A*	114,064
2,175	Iron Mountain, Inc.*	60,857
1,990	Kelly Services, Inc., Class A	61,710
2,677	Manpower, Inc.	195,234
873	Monster Worldwide, Inc.*	43,135

4,604	PHH Corp.*	$134,713
3,067	Quanta Services, Inc.*	63,088
1,251	Robert Half International, Inc.	50,916
5,488	RR Donnelley & Sons Co.	203,604
2,757	United Rentals, Inc.*	70,993
7,084	Western Union (The) Co.	158,257
		1,819,013
	Computers—0.6%
1,969	Affiliated Computer Services, Inc., Class A*	96,461
2,549	BISYS Group (The), Inc.*	32,551
1,972	Ceridian Corp.*	59,101
		188,113
	Distribution/Wholesale—0.5%
952	WESCO International, Inc.*	57,805
1,514	W.W. Grainger, Inc.	117,562
		175,367
	Electric—0.3%
4,137	MDU Resources Group, Inc.	106,941
	Electrical Components & Equipment—2.3%
14,164	Emerson Electric Co.	636,955
1,366	Hubbell, Inc., Class B	65,841
1,317	Molex, Inc.	38,707
1,125	Molex, Inc., Class A	29,576
		771,079
	Electronics—4.6%
4,245	Agilent Technologies, Inc.*	135,840
866	Amphenol Corp., Class A	58,646
5,279	Arrow Electronics, Inc.*	186,084
5,141	Avnet, Inc.*	159,628
3,348	AVX Corp.	48,379
1,786	Benchmark Electronics, Inc.*	40,453
22,005	Flextronics International Ltd. (Singapore)*	255,917
3,227	Jabil Circuit, Inc.	77,416
598	Mettler Toledo International, Inc.*	49,514
2,339	PerkinElmer, Inc.	55,832
43,361	Sanmina-SCI Corp.*	151,764
53,712	Solectron Corp.*	174,564
756	Thomas & Betts Corp.*	36,205
6,869	Vishay Intertechnology, Inc.*	90,259
		1,520,501
	Engineering & Construction—1.5%
1,382	EMCOR Group, Inc.*	79,354
1,682	Fluor Corp.	138,934
1,038	Jacobs Engineering Group, Inc.*	93,991
2,019	Shaw Group (The), Inc.*	68,161

1,467	URS Corp.*	$63,037
1,075	Washington Group International, Inc.*	61,415
		504,892
	Environmental Control—2.1%
17,007	Allied Waste Industries, Inc.*	217,520
1,952	Republic Services, Inc.	84,424
10,233	Waste Management, Inc.	388,649
		690,593
	Forest Products & Paper—1.6%
2,709	Louisiana-Pacific Corp.	62,063
6,694	MeadWestvaco Corp.	201,757
12,776	Smurfit-Stone Container Corp.*	137,981
2,705	Temple-Inland, Inc.	135,088
		536,889
	Hand/Machine Tools—0.2%
810	Kennametal, Inc.	50,058
	Household Products/Wares—0.7%
2,675	Fortune Brands, Inc.	223,951
	Internet—0.1%
885	Checkfree Corp.*	36,665
	Machinery-Construction & Mining—1.9%
8,389	Caterpillar, Inc.	537,483
1,485	Terex Corp.*	84,482
		621,965
	Machinery-Diversified—3.0%
3,053	AGCO Corp.*	103,710
1,229	Cummins, Inc.	165,374
5,081	Deere & Co.	509,524
731	Flowserve Corp.*	38,794
296	NACCO Industries, Inc., Class A	42,757
1,899	Rockwell Automation, Inc.	116,238
1,530	Tecumseh Products Co., Class A*	27,402
440	Tecumseh Products Co., Class B*	7,515
		1,011,314
	Metal Fabricate/Hardware—0.7%
1,222	Mueller Industries, Inc.	39,801
1,287	Precision Castparts Corp.	114,401
2,783	Timken (The) Co.	79,622
		233,824

	Mining—0.4%
1,339	Vulcan Materials Co.	$136,364
	Miscellaneous Manufacturing—35.4%
10,648	3M Co.	791,146
911	Acuity Brands, Inc.	52,847
969	Brink’s (The) Co.	60,223
551	Carlisle Cos., Inc.	44,873
1,641	Cooper Industries Ltd., Class A (Bermuda)	149,971
1,105	Crane Co.	42,907
2,820	Danaher Corp.	208,849
3,210	Dover Corp.	159,216
3,030	Eaton Corp.	237,401
175,135	General Electric Co.	6,313,617
774	Harsco Corp.	66,471
16,033	Honeywell International, Inc.	732,548
7,595	Illinois Tool Works, Inc.	387,269
5,575	Ingersoll-Rand Co. Ltd., Class A (Bermuda)	239,056
2,583	ITT Corp.	154,076
2,280	Pall Corp.	79,253
2,109	Parker Hannifin Corp.	174,541
1,676	Pentair, Inc.	52,224
1,498	SPX Corp.	105,145
822	Teleflex, Inc.	54,893
2,415	Textron, Inc.	225,006
1,319	Trinity Industries, Inc.	50,452
43,275	Tyco International Ltd. (Bermuda)	1,379,607
		11,761,591
	Packaging & Containers—2.8%
1,806	Ball Corp.	83,654
2,568	Bemis Co., Inc.	87,081
4,995	Crown Holdings, Inc.*	110,240
15,520	Graphic Packaging Corp.*	74,962
487	Greif, Inc., Class A	55,669
148	Greif, Inc., Class B	15,537
6,788	Owens-Illinois, Inc.*	151,100
2,012	Packaging Corp. of America	45,954
3,156	Pactiv Corp.*	102,381
1,747	Sealed Air Corp.	115,126
2,565	Sonoco Products Co.	98,753
		940,457
	Software—3.1%
7,065	Automatic Data Processing, Inc.	337,143
3,177	Fidelity National Information Services, Inc.	135,086
7,084	First Data Corp.	176,108
2,651	Fiserv, Inc.*	139,363
1,668	IMS Health, Inc.	48,138
2,930	Paychex, Inc.	117,229
2,099	Total System Services, Inc.	64,859
		1,017,926

	Telecommunications—0.2%
999	Anixter International, Inc.*	$55,215

	Transportation—12.1%
948	Alexander & Baldwin, Inc.	46,869
5,222	Burlington Northern Santa Fe Corp.	419,640
1,314	CH Robinson Worldwide, Inc.	69,708
1,150	Con-way, Inc.	57,201
10,894	CSX Corp.	400,790
1,118	Expeditors International of Washington, Inc.	47,727
4,175	FedEx Corp.	460,920
1,893	JB Hunt Transport Services, Inc.	47,571
6,326	Norfolk Southern Corp.	314,086
869	Overseas Shipholding Group, Inc.	53,991
2,414	Ryder System, Inc.	131,660
2,589	Swift Transportation Co., Inc.*	79,016
2,004	Teekay Shipping Corp. (Marshall Islands)	100,621
6,039	Union Pacific Corp.	609,939
14,914	United Parcel Service, Inc., Class B	1,077,984
1,888	Werner Enterprises, Inc.	35,891
1,691	YRC Worldwide, Inc.*	74,996
		4,028,610
	Trucking & Leasing—0.2%
1,697	GATX Corp.	77,383
	Total Common Stocks (Cost $30,643,618)	32,989,143
	Money Market Fund—0.1%
16,248	AIM Liquid Asset Portfolio Private Class ** (Cost $16,248)	16,248

	Total Investments (Cost $30,659,866)(a)—99.5%	33,005,391
	Other assets less liabilities—0.5%	177,546
	Net Assets—100.0%	$33,182,937

* Non-income producing security.

** Affiliated investment.

(a)   The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $2,345,525 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,499,076 and aggregate gross unrealized depreciation of $153,551.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets

United States	$30,539,602	92.0%
Bermuda	2,109,251	6.4
Singapore	255,917	0.8
Marshall Islands	100,621	0.3
Total investments	33,005,391	99.5
Other assets less liabilities	177,546	0.5
Net Assets	$33,182,937	100.0%

Schedule of Investments

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—100.3%
	Computers—19.7%
2,504	Apple, Inc.*	$214,668
2,448	Cadence Design Systems, Inc.*	46,267
3,755	Computer Sciences Corp.*	196,987
15,201	Dell, Inc.*	368,624
886	Diebold, Inc.	41,066
542	DST Systems, Inc.*	38,200
10,823	Electronic Data Systems Corp.	284,753
16,155	EMC Corp.	226,008
11,246	Gateway, Inc.*	23,054
21,423	Hewlett-Packard Co.	927,188
11,231	International Business Machines Corp.	1,113,555
1,282	Lexmark International, Inc., Class A*	80,804
2,015	NCR Corp.*	95,491
1,083	Network Appliance, Inc.*	40,721
1,875	Perot Systems Corp., Class A*	30,638
1,106	SanDisk Corp.*	44,461
6,259	Seagate Technology (Cayman Islands)	169,556
44,937	Sun Microsystems, Inc.*	298,382
1,376	Synopsys, Inc.*	36,602
7,886	Unisys Corp.*	67,977
1,547	Western Digital Corp.*	30,321
		4,375,323
	Distribution/Wholesale—1.9%
782	CDW Corp.	50,181
10,386	Ingram Micro, Inc., Class A*	202,631
3,406	Tech Data Corp.*	126,499
772	United Stationers, Inc.*	39,341
		418,652
	Electrical Components & Equipment—0.2%
1,677	American Power Conversion Corp.	51,551

	Holding Companies-Diversified—0.1%
1,011	Leucadia National Corp.	27,661

	Internet—2.6%
1,484	Check Point Software Technologies (Israel)*	35,408
492	Google, Inc., Class A*	246,640
1,275	McAfee, Inc.*	37,307
4,488	Symantec Corp.*	79,482
1,886	VeriSign, Inc.*	45,075

4,849	Yahoo!, Inc.*	$137,275
		581,187
	Office/Business Equipment—2.0%
3,533	IKON Office Solutions, Inc.	52,642
2,878	Pitney Bowes, Inc.	137,770
13,916	Xerox Corp.*	239,355
		429,767
	Retail—0.1%
1,413	Insight Enterprises, Inc.*	28,726

	Semiconductors—10.0%
3,152	Advanced Micro Devices, Inc.*	49,014
1,610	Agere Systems, Inc.*	32,425
1,486	Altera Corp.*	29,794
3,525	Amkor Technology, Inc.*	37,118
1,870	Analog Devices, Inc.	61,243
7,468	Applied Materials, Inc.	132,407
6,373	Atmel Corp.*	38,111
1,301	Broadcom Corp., Class A*	41,528
1,820	Fairchild Semiconductor International, Inc.*	32,414
40,833	Intel Corp.	855,859
840	International Rectifier Corp.*	35,053
1,002	Intersil Corp., Class A	23,607
1,034	Kla-Tencor Corp.	50,904
691	Lam Research Corp.*	31,655
1,468	Linear Technology Corp.	45,435
4,099	LSI Logic Corp.*	38,531
1,283	Marvell Technology Group Ltd. (Bermuda)*	23,466
1,632	Maxim Integrated Products, Inc.	50,266
868	Microchip Technology, Inc.	30,172
11,115	Micron Technology, Inc.*	143,938
1,443	National Semiconductor Corp.	33,377
1,332	Novellus Systems, Inc.*	41,066
1,381	NVIDIA Corp.*	42,328
1,583	Teradyne, Inc.*	23,587
8,009	Texas Instruments, Inc.	249,800
1,727	Xilinx, Inc.	41,966
		2,215,064
	Software—17.9%
1,105	Adobe Systems, Inc.*	42,951
2,047	BEA Systems, Inc.*	25,240
1,501	BMC Software, Inc.*	51,619
2,873	CA, Inc.	70,532
886	Citrix Systems, Inc.*	28,060
4,236	Compuware Corp.*	37,997
1,831	Intuit, Inc.*	57,585
101,126	Microsoft Corp.	3,120,747
3,506	Novell, Inc.*	25,419
28,332	Oracle Corp.*	486,177

1,898	SYNNEX Corp.*	$36,442
		3,982,769
	Telecommunications—45.8%
5,009	ALLTEL Corp.	307,002
1,340	Amdocs Ltd. (Guernsey)*	46,471
1,177	American Tower Corp., Class A*	46,880
2,593	Andrew Corp.*	27,538
105,398	AT&T, Inc.	3,966,126
6,138	Avaya, Inc.*	78,751
2,053	CenturyTel, Inc.	92,057
5,932	Cincinnati Bell, Inc.*	28,830
30,471	Cisco Systems, Inc.*	810,223
6,653	Citizens Communications Co.	97,533
3,974	Corning, Inc.*	82,818
1,204	Crown Castle International Corp.*	42,333
1,015	Embarq Corp.	56,343
791	Harris Corp.	40,199
327	IDT Corp.*	4,555
1,214	IDT Corp., Class B*	16,328
1,108	JDS Uniphase Corp.*	19,700
5,705	Juniper Networks, Inc.*	103,375
21,036	Motorola, Inc.	417,565
7,021	NTL, Inc.	191,322
4,747	Qualcomm, Inc.	178,772
39,877	Qwest Communications International, Inc.*	324,998
18,909	Sprint Nextel Corp.	337,147
1,084	Telephone & Data Systems, Inc.	60,650
1,221	Telephone & Data Systems, Inc., Special Shares	62,210
4,099	Tellabs, Inc.*	41,277
1,254	US Cellular Corp.*	90,413
6,851	Utstarcom, Inc.*	60,494
58,653	Verizon Communications, Inc.	2,259,313
19,960	Windstream Corp.	297,005
		10,188,228
	Total Common Stocks (Cost $20,165,853)	22,298,928
	Money Market Fund—0.1%
20,085	AIM Liquid Asset Portfolio Private Class** (Cost $20,085)	20,085

	Total Investments (Cost $20,185,938)(a)—100.4%	22,319,013
	Liabilities in excess of other assets—(0.4%)	(89,856)
	Net Assets—100.0%	$22,229,157

*Non-income producing security.

**Affiliated investment.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $2,133,075 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $2,430,504 and aggregate gross unrealized depreciation of $297,429.

COUNTRY BREAKDOWN

January 31, 2007 (Unaudited)

	Value	Net Assets

United States	$22,044,112	99.2%
Cayman Islands	169,556	0.8
Guernsey	46,471	0.2
Israel	35,408	0.1
Bermuda	23,466	0.1
Total investments	23,319,013	100.4
Liabilities in excess of other assets	(89,856)	(0.4)
Net Assets	$22,229,157	100.0%

Schedule of Investments

PowerShares FTSE RAFI Utilities Sector Portfolio

January 31, 2007 (Unaudited)

Number
of Shares		Value
	Common Stocks—99.7%
	Electric—83.6%
16,580	AES (The) Corp.*	$344,698
3,812	Allegheny Energy, Inc.*	177,334
1,717	ALLETE, Inc.	82,571
4,991	Alliant Energy Corp.	181,423
7,892	Ameren Corp.	419,144
24,182	American Electric Power Co., Inc.	1,052,641
52,841	Aquila, Inc.*	239,370
3,664	Avista Corp.	92,150
1,393	Black Hills Corp.	51,639
36,873	Centerpoint Energy, Inc.	636,428
2,517	Cleco Corp.	64,284
15,919	CMS Energy Corp.	265,688
11,454	Consolidated Edison, Inc.	552,999
5,555	Constellation Energy Group, Inc.	403,015
11,861	Dominion Resources, Inc.	983,988
3,726	DPL, Inc.	106,862
9,152	DTE Energy Co.	424,378
53,611	Duke Energy Corp.	1,055,600
4,935	Duquesne Light Holdings, Inc.	98,749
10,596	Edison International	476,608
7,507	Energy East Corp.	180,318
6,861	Entergy Corp.	637,044
14,476	Exelon Corp.	868,415
11,502	FirstEnergy Corp.	682,414
13,837	FPL Group, Inc.	783,866
4,165	Great Plains Energy, Inc.	130,489
3,480	Hawaiian Electric Industries, Inc.	93,229
2,484	IDACORP, Inc.	91,784
10,129	Northeast Utilities	280,067
3,049	NRG Energy, Inc.*	182,727
4,672	NSTAR	156,045
9,491	Pepco Holdings, Inc.	242,780
13,014	PG&E Corp.	607,494
5,168	Pinnacle West Capital Corp.	252,147
2,899	PNM Resources, Inc.	88,362
8,953	PPL Corp.	318,727
12,198	Progress Energy, Inc.	579,893
7,657	Public Service Enterprise Group, Inc.	513,249
6,398	Puget Energy, Inc.	157,135
36,742	Reliant Energy, Inc.*	546,721
4,565	SCANA Corp.	185,887
7,810	Sierra Pacific Resources*	132,926
27,069	Southern (The) Co.	988,830
9,300	TECO Energy, Inc.	157,728
10,624	TXU Corp.	574,546
1,648	UIL Holdings Corp.	63,959
1,579	Unisource Energy Corp.	59,244

4,892	Westar Energy, Inc.	$129,932
4,293	Wisconsin Energy Corp.	199,882
2,121	WPS Resources Corp.*	112,519
27,544	Xcel Energy, Inc.	642,602
		18,350,530
	Environmental Control—0.7%
6,347	Nalco Holding Co.*	145,918
	Gas—9.7%
2,181	AGL Resources, Inc.	85,713
3,774	Atmos Energy Corp.	117,900
1,331	Energen Corp.	61,599
7,700	KeySpan Corp.	314,159
1,211	New Jersey Resources Corp.	56,433
2,196	Nicor, Inc.	99,918
16,560	NiSource, Inc.	394,127
2,283	Peoples Energy Corp.	99,425
2,738	Piedmont Natural Gas Co., Inc.	70,668
7,325	Sempra Energy	420,308
2,086	Southern Union Co.	58,012
1,934	Southwest Gas Corp.	75,910
4,227	UGI Corp.	115,862
3,239	Vectren Corp.	91,081
2,540	WGL Holdings, Inc.	80,340
		2,141,455
	Pipelines—5.7%
1,924	Equitable Resources, Inc.	83,213
3,339	National Fuel Gas Co.	135,864
5,160	ONEOK, Inc.	221,416
1,339	Questar Corp.	108,727
26,718	Spectra Energy Corp.	697,873
		1,247,093
	Total Common Stocks (Cost $20,012,663)	21,884,996
	Money Market Fund — 0.1%
14,734	AIM Liquid Asset Portfolio Private Class** (Cost $14,734)	14,734

	Total Investments (Cost $20,027,397)(a)—99.8%	21,899,730
	Other assets less liabilities—0.2%	39,066
	Net Assets—100.0%	$21,938,796

* Non-income producing security.

** Affiliated investment.

(a)          The cost stated also approximates the aggregate cost for Federal income tax purposes. At January 31, 2007, net unrealized appreciation was $1,872,333 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,965,974 and aggregate gross unrealized depreciation of $93,641.

Item 2.    Controls and Procedures.

(a)          The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each chief executive officer and chief financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust

By:	/s/ H. Bruce Bond
H. Bruce Bond
Chairman and Chief Executive Officer

Date:	March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond
H. Bruce Bond
Chairman and Chief Executive Officer

Date:	March 26, 2007

By:	/s/ Bruce T. Duncan
Bruce T. Duncan
Chief Financial Officer

Date:	March 26, 2007